UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274
MassMutual Select Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/07
Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp.	5,000	$98,050
General Motors Corp., Series C	5,375	122,281
TOTAL PREFERRED STOCK (Cost $194,564)		220,331
TOTAL EQUITIES (Cost $194,564)		220,331

		Principal Amount	Market Value
BONDS & NOTES — 83.4%
ASSET BACKED SECURITIES — 0.2%
Financial Services
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN 5.520%	05/25/2036	$470,129	$470,155
TOTAL ASSET BACKED SECURITIES (Cost $470,129)			470,155
CORPORATE DEBT — 22.4%
Advertising — 0.0%
Lamar Media Corp. 6.625%	08/15/2015	90,000	87,750
Aerospace & Defense — 0.0%
DRS Technologies, Inc. 6.625%	02/01/2016	55,000	55,550
Apparel, Textiles & Shoes — 0.0%
Oxford Industries, Inc. 8.875%	06/01/2011	45,000	46,575
Automotive & Parts — 0.7%
DaimlerChrysler NA Holding 5.750%	05/18/2009	140,000	141,689
DaimlerChrysler NA Holding 5.875%	03/15/2011	380,000	387,282
DaimlerChrysler NA Holding 7.200%	09/01/2009	65,000	67,849
Ford Motor Co. 4.250%	12/15/2036	260,000	286,650

1

Ford Motor Co. 6.625%	10/01/2028	$40,000	$28,900
Ford Motor Co.(a) 7.450%	07/16/2031	190,000	147,012
General Motors Corp. 8.250%	07/15/2023	80,000	72,000
General Motors Corp.(a) 8.375%	07/15/2033	960,000	861,600
General Motors Corp. EUR(b) 8.375%	07/05/2033	40,000	50,214
Visteon Corp. 8.250%	08/01/2010	150,000	153,000
			2,196,196
Banking, Savings & Loans — 4.8%
Aiful Corp.(c) 5.000%	08/10/2010	320,000	315,248
Bank of America Corp. 5.375%	08/15/2011	770,000	778,793
Bank One Corp. 2.625%	06/30/2008	205,000	198,792
Citigroup, Inc. 5.100%	09/29/2011	860,000	859,643
Di Finance/Dyncorp International, Series B 9.500%	02/15/2013	45,000	47,925
Glitnir Banki HF(c) 6.330%	07/28/2011	290,000	300,923
Glitnir Banki HF VRN(c) 6.693%	06/15/2016	420,000	440,285
GMAC LLC 0.000%	06/15/2015	10,000	5,738
HSBC Finance Corp. 4.625%	09/15/2010	460,000	451,612
ICICI Bank Ltd. VRN(a) (c) 6.375%	04/30/2022	428,000	424,064
International Finance Corp. 5.125%	05/02/2011	2,000,000	2,021,456
JP Morgan Chase & Co. 5.125%	09/15/2014	1,760,000	1,732,444
Kaupthing Bank(c) 5.750%	10/04/2011	100,000	100,830
Landsbanki Islands HF(c) 6.100%	08/25/2011	670,000	687,575
Lehman Brothers Holdings 5.250%	02/06/2012	415,000	414,619
Pemex Project Funding Master Trust 6.625%	06/15/2035	460,000	473,800
Rabobank Capital Fund II VRN(c) 5.260%	12/31/2049	10,000	9,729

2

Rabobank Capital Funding Trust III VRN(c) 5.254%	12/31/2049	$95,000	$91,571
Resona Preferred Global Securities VRN(c) 7.191%	12/31/2049	455,000	480,601
Shinsei Finance Cayman Ltd. VRN(c) 6.418%	07/20/2049	300,000	303,026
Sprint Capital 8.750%	03/15/2032	300,000	353,856
Turanalem Finance BV(c) 8.250%	01/22/2037	1,020,000	1,025,100
Wachovia Capital Trust III VRN 5.800%	03/15/2042	230,000	232,743
Wachovia Corp. 5.250%	08/01/2014	990,000	978,457
Wachovia Corp. 5.625%	10/15/2016	330,000	331,431
Wells Fargo & Co. 5.300%	08/26/2011	1,070,000	1,078,342
Wells Fargo Capital 5.950%	12/15/2036	100,000	96,341
			14,234,944
Broadcasting, Publishing & Printing — 0.9%
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,468
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,932
Clear Channel Communications, Inc. 5.500%	09/15/2014	570,000	504,625
Clear Channel Communications, Inc. 6.250%	03/15/2011	10,000	9,952
Comcast Corp. 6.500%	01/15/2015	1,405,000	1,481,910
Comcast Corp. 6.500%	01/15/2017	390,000	411,606
Cox Communications, Inc. 3.875%	10/01/2008	75,000	73,552
CSC Holdings, Inc. 7.625%	07/15/2018	55,000	55,550
CSC Holdings, Inc. 7.875%	02/15/2018	5,000	5,137
News America, Inc. 6.200%	12/15/2034	20,000	19,399
Rogers Cable, Inc. 6.750%	03/15/2015	40,000	41,400
Shaw Communications, Inc. 7.250%	04/06/2011	20,000	21,100
Sun Media Corp. 7.625%	02/15/2013	25,000	25,375

3

Time Warner Entertainment Co., LP 8.375%	07/15/2033	$60,000	$72,929
			2,780,935
Chemicals — 0.3%
Georgia Gulf Corp.(c) 9.500%	10/15/2014	40,000	38,400
Graham Packaging Co.(a) 9.875%	10/15/2014	45,000	45,900
Lyondell Chemical Co. 8.000%	09/15/2014	25,000	26,187
Lyondell Chemical Co. 8.250%	09/15/2016	15,000	16,050
Vale Overseas Ltd. 6.875%	11/21/2036	621,000	641,299
Westlake Chemicals 6.625%	01/15/2016	40,000	39,000
			806,836
Commercial Services — 0.3%
Amerigas Partners, LP 7.250%	05/20/2015	30,000	30,300
Ashtead Capital, Inc.(c) 9.000%	08/15/2016	31,000	33,015
Hertz Corp. 8.875%	01/01/2014	30,000	32,325
Service Corp. International 7.000%	06/15/2017	30,000	30,225
Service Corp. International(c) 7.500%	04/01/2027	135,000	135,000
Service Corp. International 7.625%	10/01/2018	10,000	10,575
Waste Management, Inc. 6.375%	11/15/2012	400,000	419,825
Waste Management, Inc. 6.500%	11/15/2008	90,000	91,618
			782,883
Communications — 0.1%
Echostar DBS Corp. 6.625%	10/01/2014	45,000	45,281
Echostar DBS Corp. 7.000%	10/01/2013	25,000	25,750
Echostar DBS Corp. 7.125%	02/01/2016	40,000	41,300
Intelsat Bermuda Ltd.(c) 9.250%	06/15/2016	40,000	44,300
Qwest Corp. 7.500%	10/01/2014	55,000	58,025

4

SBC Communications, Inc. 5.100%	09/15/2014	$230,000	$224,707
			439,363
Computer Software/Services — 0.0%
UGS Corp. 10.000%	06/01/2012	40,000	43,750
Computers & Information — 0.0%
Xerox Corp. 6.750%	02/01/2017	30,000	31,393
Computers & Office Equipment — 0.2%
Electronic Data Systems Corp. 7.125%	10/15/2009	620,000	646,522
Cosmetics & Personal Care — 0.2%
Clorox Co. 4.200%	01/15/2010	500,000	488,939
Electric Utilities — 2.0%
AES Corp. 7.750%	03/01/2014	328,000	344,400
AES Corp. 8.875%	02/15/2011	10,000	10,750
CE Electric UK Funding Co.(c) 6.995%	12/30/2007	1,000,000	1,012,243
The Cleveland Electric Illuminating Co. 5.700%	04/01/2017	20,000	19,880
Dominion Resources, Inc. 4.750%	12/15/2010	30,000	29,575
Dominion Resources, Inc. 5.700%	09/17/2012	600,000	612,955
Duke Energy Corp. 5.625%	11/30/2012	705,000	721,578
Duke Energy Corp. 6.250%	01/15/2012	50,000	52,323
Exelon Corp. 5.625%	06/15/2035	680,000	622,162
FirstEnergy Corp., Series B 6.450%	11/15/2011	230,000	241,077
FirstEnergy Corp., Series C 7.375%	11/15/2031	735,000	835,009
Pacific Gas & Electric Co. 5.800%	03/01/2037	130,000	125,332
Pacific Gas & Electric Co. 6.050%	03/01/2034	375,000	375,918
TXU Corp., Series P 5.550%	11/15/2014	230,000	203,706
TXU Corp., Series Q 6.500%	11/15/2024	60,000	50,569

5

TXU Corp., Series R 6.550%	11/15/2034	$815,000	$682,479
			5,939,956
Electrical Equipment & Electronics — 0.0%
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%	03/15/2013	55,000	57,956
NXP BV/NXP Funding LLC(c) 7.875%	10/15/2014	15,000	15,487
			73,443
Energy — 2.2%
Amerada Hess Corp. 7.300%	08/15/2031	655,000	721,999
Amerada Hess Corp. 7.875%	10/01/2029	90,000	103,816
Anadarko Petroleum Corp. 5.950%	09/15/2016	30,000	30,063
Anadarko Petroleum Corp. 6.450%	09/15/2036	290,000	286,969
Anadarko Petroleum Corp. FRN 5.755%	09/15/2009	480,000	481,021
Chesapeake Energy Corp. 6.375%	06/15/2015	20,000	19,900
Chesapeake Energy Corp. 6.500%	08/15/2017	40,000	39,500
Compagnie Generale de Geophysique-Veritas 7.500%	05/15/2015	35,000	36,050
Compagnie Generale de Geophysique-Veritas 7.750%	05/15/2017	65,000	67,762
Complete Production Services, Inc.(c) 8.000%	12/15/2016	110,000	112,750
Conoco, Inc. 6.950%	04/15/2029	320,000	362,838
El Paso Corp.(a) 7.750%	01/15/2032	84,000	92,820
El Paso Corp. 7.800%	08/01/2031	19,000	20,995
Kerr-McGee Corp. 6.950%	07/01/2024	290,000	305,537
Kerr-McGee Corp. 7.875%	09/15/2031	720,000	837,432
Kinder Morgan Energy Partners LP 5.000%	12/15/2013	100,000	96,772
Kinder Morgan Energy Partners LP 6.000%	02/01/2017	400,000	404,395
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	60,000	61,057
Kinder Morgan Energy Partners LP 6.750%	03/15/2011	60,000	63,040

6

Kinder Morgan Energy Partners LP 7.125%	03/15/2012	$20,000	$21,453
Opti Cananda, Inc.(c) 8.250%	12/15/2014	75,000	78,000
Petrobras International Finance Co. 6.125%	10/06/2016	400,000	408,000
Semgroup LP(c) 8.750%	11/15/2015	35,000	35,525
Southern Natural Gas Co.(c) 5.900%	04/01/2017	70,000	70,000
Southern Natural Gas Co. 8.000%	03/01/2032	5,000	5,939
Suburban Propane Partners 6.875%	12/15/2013	80,000	78,800
Tennessee Gas Pipeline 7.625%	04/01/2037	50,000	57,449
Williams Cos., Inc. 7.750%	06/15/2031	210,000	224,700
Williams Cos., Inc. Series A 7.500%	01/15/2031	645,000	683,700
XTO Energy, Inc. 7.500%	04/15/2012	600,000	656,778
			6,465,060
Entertainment & Leisure — 0.4%
AMC Entertainment, Inc. 11.000%	02/01/2016	30,000	34,162
Liberty Media Corp. 7.875%	07/15/2009	1,240,000	1,300,884
			1,335,046
Financial Services — 6.9%
AAC Group Holding Corp. FRN 0.000%	10/01/2012	40,000	35,900
Anadarko Finance Co., Series B 7.500%	05/01/2031	200,000	220,770
Banque Paribas - New York 6.875%	03/01/2009	110,000	113,685
ChevronTexaco Capital Co. 3.500%	09/17/2007	150,000	148,886
Citigroup, Inc. 4.125%	02/22/2010	445,000	435,412
Credit Suisse USA, Inc. 5.500%	08/16/2011	210,000	213,136
Deutsche Telekom International Finance BV 5.750%	03/23/2016	390,000	389,991
E*TRADE Financial Corp. 7.375%	09/15/2013	40,000	41,800
El Paso Performance-Linked Trust(c) 7.750%	07/15/2011	650,000	691,437

7

Ford Motor Credit Co. 4.950%	01/15/2008	$110,000	$108,683
Ford Motor Credit Co. 7.250%	10/25/2011	80,000	77,752
Ford Motor Credit Co. 7.375%	10/28/2009	3,075,000	3,069,348
Ford Motor Credit Co. 7.375%	02/01/2011	130,000	127,859
Ford Motor Credit Co. FRN(c) 10.605%	06/15/2011	298,000	320,424
Gaz Capital(c) 6.510%	03/07/2022	340,000	345,100
Gaz Capital SA(c) 6.212%	11/22/2016	960,000	960,480
General Electric Capital Corp. 4.125%	09/01/2009	1,100,000	1,079,265
General Electric Capital Corp. 4.250%	01/15/2008	230,000	228,392
General Motors Acceptance Corp. 4.375%	12/10/2007	140,000	138,235
General Motors Acceptance Corp. 5.125%	05/09/2008	200,000	197,665
General Motors Acceptance Corp.(a) 5.625%	05/15/2009	420,000	412,380
General Motors Acceptance Corp. 5.850%	01/14/2009	240,000	236,911
General Motors Acceptance Corp. 6.125%	08/28/2007	1,320,000	1,319,215
General Motors Acceptance Corp. 6.311%	11/30/2007	50,000	49,777
General Motors Acceptance Corp. 7.750%	01/19/2010	110,000	112,906
General Motors Acceptance Corp. 8.000%	11/01/2031	2,340,000	2,508,817
Goldman Sachs Group, Inc. 4.500%	06/15/2010	430,000	422,724
Goldman Sachs Group, Inc. 5.000%	01/15/2011	100,000	99,294
Household Finance Corp. 4.625%	01/15/2008	560,000	557,189
Household Finance Corp. Series 4.125%	11/16/2009	300,000	292,880
Hypothekenbank in Essen(c) 5.000%	01/20/2012	100,000	100,250
Idearc, Inc.(c) 8.000%	11/15/2016	60,000	61,725
ILFC E-Capital Trust II VRN(c) 6.250%	12/21/2065	10,000	10,235
Kaupthing Bank (Iceland)(c) 7.125%	05/19/2016	375,000	405,647

8

Kaupthing Bank FRN(c) 6.050%	04/12/2011	$690,000	$696,099
Lehman Brothers Holdings, Inc. 5.500%	04/04/2016	240,000	238,645
Morgan Stanley 3.625%	04/01/2008	110,000	108,247
Morgan Stanley 5.625%	01/09/2012	660,000	668,672
MUFG Capital Finance 1 Ltd. VRN 6.346%	07/29/2049	180,000	183,863
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	20,000	20,886
Preliminary Information 5.450%	03/16/2047	700,000	703,841
Residential Capital Corp. 6.000%	02/22/2011	950,000	937,098
Sprint Capital Corp. 8.375%	03/15/2012	30,000	33,472
Telecom Italia Capital SA 4.950%	09/30/2014	100,000	94,199
Telecom Italia Capital SA 5.250%	10/01/2015	310,000	294,111
TNK-BP Finance SA(c) 6.625%	03/20/2017	200,000	198,500
TNK-BP Finance SA(c) 7.500%	07/18/2016	400,000	422,000
Ventas Realty Corp. REIT 6.500%	06/01/2016	35,000	35,831
Ventas Realty Corp. REIT 7.125%	06/01/2015	30,000	31,425
Verizon Global Funding Corp. 7.375%	09/01/2012	220,000	241,760
			20,442,819
Forest Products & Paper — 0.2%
Weyerhaeuser Co. 6.750%	03/15/2012	475,000	498,952
Healthcare — 0.4%
DaVita, Inc.(c) 6.625%	03/15/2013	130,000	130,000
HCA, Inc. 5.750%	03/15/2014	84,000	71,715
HCA, Inc. 6.250%	02/15/2013	155,000	140,856
HCA, Inc. 6.300%	10/01/2012	14,000	13,090
HCA, Inc. 6.375%	01/15/2015	170,000	145,138

9

HCA, Inc. 6.500%	02/15/2016	$8,000	$6,810
HCA, Inc.(c) 9.125%	11/15/2014	30,000	32,063
HCA, Inc.(c) 9.250%	11/15/2016	230,000	248,113
HCA, Inc.(c) 9.625%	11/15/2016	125,000	135,000
Tenet Healthcare Corp. 9.250%	02/01/2015	231,000	228,690
Tenet Healthcare Corp. 9.875%	07/01/2014	1,000	1,010
			1,152,485
Industrial - Diversified — 0.4%
Tyco International Group SA 6.000%	11/15/2013	310,000	325,870
Tyco International Group SA 6.375%	10/15/2011	340,000	359,301
Tyco International Group SA 6.875%	01/15/2029	340,000	401,301
			1,086,472
Insurance — 0.2%
American International Group, Inc. 6.250%	03/15/2037	670,000	652,124
ASIF Global Financing(c) 4.900%	01/17/2013	20,000	19,696
			671,820
Lodging — 0.1%
Boyd Gaming Corp. 7.125%	02/01/2016	50,000	49,000
Inn of the Mountain Gods Resort & Casino 12.000%	11/15/2010	50,000	54,375
MGM Mirage 6.750%	09/01/2012	10,000	9,938
MGM Mirage 7.625%	01/15/2017	15,000	15,188
MGM Mirage 8.375%	02/01/2011	95,000	99,988
MGM Mirage 9.750%	06/01/2007	15,000	15,075
Station Casinos, Inc. 7.750%	08/15/2016	85,000	87,231
			330,795
Media - Broadcasting & Publishing — 0.2%
AOL Time Warner, Inc. 6.875%	05/01/2012	600,000	639,371

10

AOL Time Warner, Inc. 7.700%	05/01/2032	$60,000	$68,024
			707,395
Medical Supplies — 0.0%
Fresenius Medical Care Capital Trust II 7.875%	02/01/2008	42,000	42,525
Metals & Mining — 0.1%
Freeport-McMoran Copper & Gold, Inc. 8.375%	04/01/2017	250,000	270,313
Peabody Energy Corp. 6.875%	03/15/2013	40,000	40,700
Steel Dynamics, Inc.(c) 6.750%	04/01/2015	120,000	120,150
			431,163
Oil & Gas — 0.2%
El Paso Natural Gas Co. 8.375%	06/15/2032	349,000	429,984
Pride International, Inc. 7.375%	07/15/2014	40,000	41,000
Western Oil Sands, Inc. 8.375%	05/01/2012	70,000	78,225
			549,209
Pharmaceuticals — 0.2%
Wyeth 5.950%	04/01/2037	460,000	453,031
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. 3.625%	05/15/2008	120,000	116,400
Eastman Kodak Co. 7.250%	11/15/2013	290,000	292,900
			409,300
Prepackaged Software — 0.0%
Sungard Data Systems, Inc.(a) 10.250%	08/15/2015	35,000	38,194
Real Estate — 0.0%
Forest City Enterprises, Inc. 7.625%	06/01/2015	35,000	35,613
Retail — 0.1%
Wal-Mart Stores, Inc. 3.375%	10/01/2008	255,000	249,300
Telephone Utilities — 0.9%
BellSouth Corp. 4.750%	11/15/2012	10,000	9,745
British Telecom PLC 8.625%	12/15/2010	130,000	145,114

11

Cincinnati Bell, Inc. 7.000%	02/15/2015	$60,000	$59,550
Citizens Communications Co.(c) 7.125%	03/15/2019	65,000	64,350
Embarq Corp. 7.995%	06/01/2036	40,000	41,304
Intelsat Bermuda Ltd. FRN(c) 8.872%	01/15/2015	40,000	40,800
Koninklijke KPN NV 8.000%	10/01/2010	715,000	775,588
Koninklijke KPN NV 8.375%	10/01/2030	200,000	226,416
Level 3 Financing, Inc.(c) 8.750%	02/15/2017	95,000	95,713
Qwest Communications International, Inc. FRN 8.860%	02/15/2009	15,000	15,150
Sprint Nextel Corp. 6.000%	12/01/2016	980,000	964,424
Windsream Corp. 8.625%	08/01/2016	90,000	98,438
			2,536,592
Tobacco — 0.2%
Altria Group, Inc. 7.000%	11/04/2013	580,000	629,869
Transportation — 0.1%
Gulfmark Offshore, Inc. 7.750%	07/15/2014	20,000	20,300
Horizon Lines LLC 9.000%	11/01/2012	65,000	68,250
OMI Corp. 7.625%	12/01/2013	105,000	106,575
			195,125
TOTAL CORPORATE DEBT (Cost $66,764,007)			66,915,800
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Financial Services — 10.8%
Collateralized Mortgage Obligations
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN 5.610%	11/25/2045	521,893	522,719
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115%	09/10/2015	280,000	275,586
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.353%	09/10/2047	840,000	834,611

12

Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1 FRN 5.480%	09/25/2035	$278,651	$278,738
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 FRN 5.590%	09/25/2035	900,000	901,265
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 FRN 5.680%	09/25/2035	900,000	901,407
Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1 FRN 5.720%	12/25/2042	522,832	524,793
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 FRN 5.550%	07/20/2035	236,268	236,662
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 FRN 5.670%	09/25/2035	150,073	150,434
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 5.650%	10/25/2035	411,038	411,760
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 5.680%	11/20/2035	643,771	643,771
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 5.590%	08/25/2035	598,346	599,289
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 5.550%	12/15/2035	333,953	333,744
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN(c) 5.720%	09/25/2035	835,075	838,190
Credit-Based Asset Servicing and Securitization, Series 2004-CB8, Class AV1 FRN 5.580%	12/25/2035	83,449	83,462
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340%	12/15/2028	26,410	26,377
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 FRN 5.720%	12/25/2032	114,975	115,047
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.512%	11/10/2045	350,000	351,412
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	200,000	194,777

13

GSAA Trust, Series 2005-7, Class AV1 FRN 5.430%	05/25/2035	$118,221	$118,221
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN 5.670%	09/25/2035	570,635	571,771
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 5.176%	10/25/2035	704,153	700,042
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.438%	02/25/2036	482,199	480,989
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 FRN 5.710%	11/25/2035	1,400,000	1,406,168
Impac Secured Assets Corp., Series 2005-2, Class A1 FRN 5.640%	03/25/2036	964,148	966,022
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 5.710%	12/25/2034	144,375	144,375
Irwin Home Equity, Series 2006-1, Class 2A1 FRN 5.470%	09/25/2035	668,753	668,128
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1 FRN 5.410%	03/25/2036	438,656	438,656
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	500,000	485,094
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN 5.472%	01/12/2043	100,000	99,991
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.412%	05/15/2049	1,110,000	1,112,720
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN 5.358%	12/27/2019	61,054	61,006
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	140,000	134,667
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	100,000	97,296
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	100,000	97,542

14

Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 5.620%	11/25/2035	$420,956	$421,680
Lehman XS Trust, Series 2006-2N, Class 1A1 FRN 5.580%	02/25/2046	1,128,067	1,129,477
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.850%	01/25/2036	831,041	821,572
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN(c) 5.670%	05/25/2035	563,535	564,628
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.843%	05/12/2039	610,000	627,288
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989%	08/13/2042	240,000	234,425
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.828%	03/25/2036	491,077	492,877
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 5.510%	07/25/2017	25,006	25,021
Origen Manufactured Housing, Series 2005-B, Class A3 5.605%	05/15/2022	3,000,000	2,990,644
Prime Mortgage Trust, Series 2006-DR1, Class 1A1(c) 5.500%	05/25/2035	1,031,402	1,027,470
Prime Mortgage Trust, Series 2006-DR1, Class 1A2(c) 6.000%	05/25/2035	459,650	464,221
Prime Mortgage Trust, Series 2006-DR1, Class 2A2(c) 6.000%	05/25/2035	2,212,274	2,211,182
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 FRN 5.440%	12/25/2035	631,936	631,838
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450%	02/25/2032	213,488	200,541
Washington Mutual, Inc., Series 2005-AR11, Class A1A FRN 5.640%	08/25/2045	709,627	709,356
Washington Mutual, Inc., Series 2005-AR13, Class A1A1 FRN 5.610%	10/25/2045	445,125	445,459

15

Washington Mutual, Inc., Series 2005-AR15, Class A1A1 FRN 5.580%	11/25/2045	$576,141	$575,694
Washington Mutual, Inc., Series 2005-AR15, Class A1A2 FRN 5.600%	11/25/2045	576,141	574,587
Washington Mutual, Inc., Series 2005-AR19, Class A1A1 FRN 5.590%	12/25/2045	646,290	647,424
Washington Mutual, Inc., Series 2005-AR19, Class A1A2 FRN 5.610%	12/25/2045	807,863	808,143
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A FRN 5.590%	07/25/2045	146,008	146,048
Washington Mutual, Inc., Series 2005-AR9, Class A1A FRN 5.640%	07/25/2045	519,577	519,943
Total Collateralized Mortgage Obligations			32,076,250
Retail — 0.2%
Pass-Through Securities
CVS Corp. Lease. Pass Through(c) 5.880%	01/10/2028	155,877	154,463
CVS Corp. Lease. Pass Through(c) 6.036%	12/10/2028	159,186	159,547
CVS Corp. Lease. Pass Through(c) 9.350%	01/10/2023	240,000	299,875
Total Pass-Through Securities			613,885
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,686,889)			32,690,135
SOVEREIGN DEBT OBLIGATIONS — 1.4%
Republic of Brazil 8.875%	04/15/2024	20,000	26,000
Republic of Brazil 10.125%	05/15/2027	95,000	137,988
Republic of Brazil(a) 11.000%	08/17/2040	660,000	890,340
Republic of Colombia 7.375%	09/18/2037	230,000	250,355
Republic of Germany EUR(b) 3.750%	01/04/2015	710,000	927,271
Republic of Panama 7.125%	01/29/2026	223,000	240,840
Russian Federation FRN 5.000%	03/31/2030	755,000	856,850

16

United Mexican States 5.625%	01/15/2017	$28,000	$28,224
United Mexican States 6.750%	09/27/2034	847,000	923,654
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,094,661)			4,281,522
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank 4.875%	11/18/2011	720,000	720,244
Federal Home Loan Bank 5.125%	06/13/2008	50,000	49,996
Federal Home Loan Bank 5.375%	08/19/2011	50,000	51,033
			821,273
Federal Home Loan Mortgage Corporation (FHLMC) — 3.0%
Pass-Through Securities
FHLMC 4.375%	11/16/2007	220,000	218,794
FHLMC 4.650%	10/10/2013	700,000	680,507
FHLMC 4.750%	01/18/2011 - 03/05/2012	820,000	816,792
FHLMC 5.000%	01/01/2021 - 01/01/2036	1,932,970	1,876,703
FHLMC 5.125%	04/18/2011	340,000	343,374
FHLMC 5.250%	02/24/2011	1,060,000	1,060,459
FHLMC 5.300%	05/12/2020	970,000	943,782
FHLMC 5.625%	03/15/2011 - 11/23/2035	210,000	207,723
FHLMC 6.750%	09/15/2029	50,000	59,589
FHLMC FRN 5.942%	10/01/2036	1,429,866	1,442,285
FHLMC FRN 6.331%	03/01/2037	1,390,000	1,406,928
Total Pass-Through Securities			9,056,936

17

Federal National Mortgage Association (FNMA) — 36.0%
Pass-Through Securities
FNMA 4.000%	08/01/2020 - 01/01/2021	$2,901,973	$2,738,964
FNMA 4.610%	10/10/2013	510,000	495,083
FNMA 5.000%	11/01/2020 - 03/01/2037	53,074,536	51,344,677
FNMA 5.200%	11/08/2010	440,000	438,758
FNMA 5.500%	06/01/2020 - 06/01/2036	17,357,759	17,295,358
FNMA 5.625%	05/19/2011	770,000	779,095
FNMA 6.000%	10/01/2035 - 03/01/2036	5,406,123	5,447,336
FNMA 6.500%	07/01/2036 - 10/01/2036	189,270	193,129
FNMA 6.625%	09/15/2009	490,000	510,103
FNMA FRN 6.947%	03/01/2036	1,059,491	1,077,436
FNMA TBA(d) 5.500%	04/01/2037	14,000,000	13,850,157
FNMA TBA(d) 6.000%	04/01/2037	13,000,000	13,095,469
Total Pass-Through Securities			107,265,565
Government National Mortgage Association (GNMA) — 3.0%
Pass-Through Securities
GNMA 4.500%	09/15/2035	169,967	160,991
GNMA 5.000%	08/15/2033 - 05/15/2035	4,255,857	4,145,835

18

GNMA 5.500%	02/15/2035 - 02/15/2036	$2,666,145	$2,653,244
GNMA 6.000%	04/15/2029 - 02/15/2036	1,991,532	2,019,559
Total Pass-Through Securities			8,979,629
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,151,229)			126,123,403
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds — 4.0%
U.S. Treasury Bond(a) 4.500%	02/15/2036	1,165,000	1,098,559
U.S. Treasury Bond(a) 4.750%	02/15/2037	4,280,000	4,214,463
U.S. Treasury Inflation Index 2.000%	01/15/2026	275,303	261,581
U.S. Treasury Inflation Index 2.375%	01/15/2025	3,521,506	3,543,516
U.S. Treasury Inflation Index 3.875%	04/15/2029	2,265,132	2,875,656
			11,993,775
U.S. Treasury Notes — 2.1%
U.S. Treasury Inflation Index 0.875%	04/15/2010	395,256	382,199
U.S. Treasury Inflation Index 1.875%	07/15/2015	166,470	162,753
U.S. Treasury Inflation Index 2.000%	01/15/2014	941,924	932,810
U.S. Treasury Inflation Index 2.000%	01/15/2016	1,651,817	1,626,637
U.S. Treasury Inflation Index 2.375%	01/15/2017	50,177	50,917
U.S. Treasury Inflation Index 3.875%	01/15/2009	111,060	115,124
U.S. Treasury Note 3.000%	02/15/2008	10,000	9,835
U.S. Treasury Note 3.625%	04/30/2007	110,000	109,871
U.S. Treasury Note(a) 3.750%	05/15/2008	70,000	69,158
U.S. Treasury Note(a) 4.500%	02/15/2009	140,000	139,639
U.S. Treasury Note 4.625%	10/31/2011	390,000	391,310
U.S. Treasury Note(a) 4.625%	12/31/2011	430,000	431,377

19

U.S. Treasury Note(a) 4.625%	02/29/2012	$80,000	$80,306
U.S. Treasury Note(a) 4.625%	02/15/2017	20,000	19,966
U.S. Treasury Note 4.750%	03/31/2011	40,000	40,306
U.S. Treasury Note 4.750%	01/31/2012	60,000	60,525
U.S. Treasury Note 4.875%	04/30/2011	1,490,000	1,508,159
U.S. Treasury Note 6.000%	08/15/2009	100,000	103,133
			6,234,025
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,358,429)			18,227,800
TOTAL BONDS & NOTES (Cost $248,525,344)			248,708,815

	Principal Amount	Market Value
OPTIONS — 0.2%
Eurodollar Future Options, June 2007 Call, Expires 6/18/07, Strike 94	$565,000	$415,275
Eurodollar Future Options, June 2007 Call, Expires 6/18/07, Strike 94.75	77,500	4,456
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94	312,500	289,063
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94.5	97,500	41,681
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94.75	135,000	32,063
Eurodollar Future Options, September 2007 Put, Expires 9/17/07, Strike 94	32,500	81
TOTAL OPTIONS (Cost $770,996)		782,619
TOTAL LONG TERM INVESTMENTS (Cost $249,490,904)		249,711,765

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.2%
Cash Equivalents — 2.7%(g)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$210,895	$210,895
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	56,237	56,237
American Beacon Money Market Fund(e)		236,404	236,404

20

BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	$140,593	$140,593
Bank of America 5.270%	05/07/2007	140,593	140,593
Bank of America 5.270%	05/08/2007	140,593	140,593
Bank of America 5.310%	05/17/2007	42,178	42,178
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	112,475	112,475
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	84,356	84,356
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	56,237	56,237
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	56,237	56,237
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	28,119	28,119
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	140,593	140,593
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	28,119	28,119
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	28,119	28,119
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	56,237	56,237
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	70,297	70,297
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	126,534	126,534
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	42,178	42,178
BGI Institutional Money Market Fund(e)		281,187	281,187
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	210,890	210,890
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	98,415	98,415
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	70,297	70,297
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	258,692	258,692
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	70,297	70,297
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	140,593	140,593
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	140,593	140,593

21

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$70,297	$70,297
Dreyfus Cash Management Plus Money Market Fund(e)		78,732	78,732
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	210,890	210,890
Federal Home Loan Bank 5.181%	04/13/2007	42,178	42,178
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	84,356	84,356
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	168,712	168,712
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	84,356	84,356
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	140,593	140,593
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	140,593	140,593
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)		28,665	28,665
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	112,475	112,475
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	168,712	168,712
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	140,593	140,593
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	140,593	140,593
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	140,593	140,593
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	126,534	126,534
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	28,119	28,119
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	412,923	412,923
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	112,475	112,475
Reserve Primary Money Market Fund(e)		126,534	126,534
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	266,861	266,861
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	42,178	42,178
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	56,237	56,237
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	112,475	112,475

22

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$168,712	$168,712
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	98,415	98,415
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	98,415	98,415
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	28,119	28,119
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	210,890	210,890
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	84,356	84,356
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	70,297	70,297
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	56,237	56,237
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	253,886	253,886
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	182,771	182,771
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	160,276	160,276
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	168,712	168,712
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	168,712	168,712
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	140,593	140,593
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	140,593	140,593
			8,135,616
Discount Notes — 0.5%
FNMA(f) 4.928%	06/25/2007	500,000	494,182
FNMA(f) 4.950%	06/25/2007	100,000	98,831
FNMA(f) 5.000%	06/25/2007	220,000	217,404
FNMA(f) 5.020%	06/25/2007	80,000	79,052
FNMA(f) 5.020%	06/25/2007	500,000	494,073
FNMA(f) 5.030%	06/25/2007	95,000	93,872
			1,477,414

23

Repurchase Agreement — 9.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(h)	$26,745,474	$26,745,474
TOTAL SHORT-TERM INVESTMENTS (Cost $36,358,504)		36,358,504
TOTAL INVESTMENTS — 95.9% (Cost $285,849,408)(i)		$286,070,269
Other Assets/(Liabilities) — 4.1%		12,140,838
NET ASSETS — 100.0%		$298,211,107

Notes to Portfolio of Investments

EUR - Euro

FRN - Floating Rate Note

REIT - Real Estate Investment Trust

TBA - To be announced

VRN - Variable Rate Note

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $16,571,030 or 5.6% of net assets.

(d)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(e)	Amount represents shares owned of the fund.
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value $26,753,386. Collateralized by a U.S. Government Agency obligation with a rate of 5.72%, maturity date of 6/15/2034, and an aggregate market value, including accrued interest, of $28,082,748.

(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 60.9%
COMMON STOCK — 60.8%
Advertising — 1.2%
Interpublic Group of Companies, Inc.(a) (b)	239,500	$2,948,245
Aerospace & Defense — 4.0%
Boeing Co.	26,500	2,356,115
Honeywell International, Inc.	76,200	3,509,772
Raytheon Co.	72,700	3,813,842
		9,679,729
Apparel, Textiles & Shoes — 0.7%
The Gap, Inc.	96,900	1,667,649
Automotive & Parts — 0.1%
Magna International, Inc. Cl. A(b)	1,590	119,425
Banking, Savings & Loans — 4.7%
Bank of America Corp.	66,120	3,373,443
JP Morgan Chase & Co.	88,540	4,283,565
State Street Corp.	40,800	2,641,800
Unilever PLC GBP(c)	32,555	977,755
		11,276,563
Broadcasting, Publishing & Printing — 2.7%
Pearson PLC GBP(c)	213,600	3,644,053
Time Warner, Inc.	147,700	2,912,644
		6,556,697
Building Materials & Construction — 0.2%
Simpson Manufacturing Co., Inc.(b)	13,800	425,592
Chemicals — 1.8%
The Dow Chemical Co.(b)	41,000	1,880,260
Du Pont (E.I.) de Nemours & Co.	50,400	2,491,272
		4,371,532
Commercial Services — 0.4%
eBay, Inc.(a)	32,100	1,064,115
Communications — 1.3%
Motorola, Inc.	169,300	2,991,531
Computer Integrated Systems Design — 0.0%
Wave Systems Corp. Cl. A(a) (b)	36,466	98,458
Computer Programming Services — 0.4%
VeriSign, Inc.(a) (b)	39,700	997,264

Computers & Information — 1.8%
Cisco Systems, Inc.(a)	87,000	$2,221,110
International Business Machines Corp.	23,000	2,167,980
		4,389,090
Cosmetics & Personal Care — 0.9%
Kimberly-Clark Corp.	31,300	2,143,737
Electrical Equipment & Electronics — 4.4%
General Electric Co.	86,600	3,062,176
Novellus Systems, Inc.(a)	44,300	1,418,486
Samsung Electronics Co. Ltd. GDR (Korea)(d)	5,000	1,496,385
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)(b)	202,370	2,175,478
Texas Instruments, Inc.	82,000	2,468,200
		10,620,725
Energy — 5.0%
Anadarko Petroleum Corp.	35,300	1,517,194
BJ Services Co.	33,800	943,020
Chevron Corp.	19,100	1,412,636
ConocoPhillips Co.	9,300	635,655
Exxon Mobil Corp.	15,400	1,161,930
GlobalSantaFe Corp.	25,700	1,585,176
Halliburton Co.	38,400	1,218,816
Murphy Oil Corp.(b)	12,660	676,044
Schlumberger Ltd.	20,400	1,409,640
The Williams Cos., Inc.	48,000	1,366,080
		11,926,191
Entertainment & Leisure — 3.6%
News Corp., Inc., Cl. B(b)	202,500	4,955,175
The Walt Disney Co.	106,300	3,659,909
		8,615,084
Financial Services — 2.9%
American Express Co.	49,700	2,803,080
Franklin Resources, Inc.	4,700	567,901
Merrill Lynch & Co., Inc.	43,700	3,568,979
		6,939,960
Foods — 1.0%
Smithfield Foods, Inc.(a)	8,500	254,575
Unilever PLC, Sponsored ADR (United Kingdom)	71,080	2,137,376
		2,391,951
Forest Products & Paper — 0.9%
Weyerhaeuser Co.	28,400	2,122,616
Healthcare — 1.4%
Enzo Biochem, Inc.(a) (b)	55,980	844,178
GlaxoSmithKline PLC ADR (United Kingdom)(b)	46,000	2,541,960
		3,386,138

Heavy Machinery — 0.1%
Verigy Ltd.(a)	11,179	$262,371
Insurance — 5.5%
Allied World Assurance Holdings Ltd.	10,430	445,883
American International Group, Inc.	28,900	1,942,658
Chubb Corp.	56,400	2,914,188
The Hartford Financial Services Group, Inc.	24,300	2,322,594
MGIC Investment Corp.(b)	34,700	2,044,524
The PMI Group, Inc.(b)	75,600	3,418,632
		13,088,479
Machinery & Components — 1.3%
Baker Hughes, Inc.	14,500	958,885
Caterpillar, Inc.	33,100	2,218,693
		3,177,578
Manufacturing — 1.0%
Applied Materials, Inc.	125,100	2,291,832
Medical Supplies — 0.7%
Agilent Technologies, Inc.(a)	45,900	1,546,371
Metals & Mining — 1.0%
Alcoa, Inc.	67,100	2,274,690
AngloGold Ashanti, Ltd. ADR	1,800	80,262
Newmont Mining Corp.	1,700	71,383
		2,426,335
Pharmaceuticals — 6.8%
Abbott Laboratories	70,000	3,906,000
Bentley Pharmaceuticals, Inc.(a)	23,800	194,922
Eli Lilly & Co.	26,700	1,434,057
Johnson & Johnson	46,900	2,826,194
Novartis AG ADR (Switzerland)	30,200	1,649,826
Pfizer, Inc.	117,200	2,960,472
Wyeth	65,600	3,281,968
		16,253,439
Prepackaged Software — 1.3%
Microsoft Corp.	111,900	3,118,653
Retail — 2.5%
The Home Depot, Inc.	66,200	2,432,188
Wal-Mart Stores, Inc.	65,200	3,061,140
Williams-Sonoma, Inc.(b)	13,980	495,731
		5,989,059
Telephone Utilities — 1.2%
Vodafone Group PLC, Sponsored ADR (United Kingdom)(b)	109,912	2,952,236
TOTAL COMMON STOCK (Cost $123,666,676)		145,838,645

PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp., Series C	4,150	$94,413
TOTAL PREFERRED STOCK (Cost $94,916)		94,413
TOTAL EQUITIES (Cost $123,761,592)		145,933,058

		Principal Amount	Market Value
BONDS & NOTES — 34.8%
ASSET BACKED SECURITIES — 0.1%
Financial Services
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 5.690%	09/27/2032	$185,962	$186,543
TOTAL ASSET BACKED SECURITIES (Cost $187,008)			186,543
CORPORATE DEBT — 9.7%
Advertising — 0.0%
Lamar Media Corp. 6.625%	08/15/2015	40,000	39,000
Aerospace & Defense — 0.0%
DRS Technologies, Inc. 6.625%	02/01/2016	20,000	20,200
Apparel, Textiles & Shoes — 0.0%
Oxford Industries, Inc. 8.875%	06/01/2011	15,000	15,525
Automotive & Parts — 0.6%
DaimlerChrysler NA Holding 4.050%	06/04/2008	55,000	54,175
DaimlerChrysler NA Holding 5.750%	05/18/2009	60,000	60,724
DaimlerChrysler NA Holding 5.875%	03/15/2011	100,000	101,916
DaimlerChrysler NA Holding 7.200%	09/01/2009	80,000	83,507
Ford Motor Co. 4.250%	12/15/2036	100,000	110,250
Ford Motor Co. 6.625%	10/01/2028	50,000	36,125
Ford Motor Co.(b) 7.450%	07/16/2031	150,000	116,062
General Motors Corp.(b) 8.375%	07/15/2033	690,000	619,275

General Motors Corp. EUR(c) 8.375%	07/05/2033	$90,000	$112,982
Visteon Corp. 8.250%	08/01/2010	50,000	51,000
			1,346,016
Banking, Savings & Loans — 1.9%
Aiful Corp.(d) 5.000%	08/10/2010	100,000	98,515
Bank of America Corp. 5.375%	08/15/2011	280,000	283,198
Bank One Corp. 2.625%	06/30/2008	545,000	528,496
Citigroup, Inc. 5.100%	09/29/2011	370,000	369,846
Di Finance/Dyncorp International, Series B 9.500%	02/15/2013	15,000	15,975
Export-Import Bank of Korea(d) 5.250%	02/10/2014	5,000	4,960
Glitnir Banki HF(d) 6.330%	07/28/2011	160,000	166,026
Glitnir Banki HF VRN(d) 6.693%	06/15/2016	140,000	146,762
ICICI Bank Ltd. VRN(d) 6.375%	04/30/2022	136,000	134,749
ICICI Bank, Ltd. VRN 6.375%	04/30/2022	100,000	99,399
International Finance Corp. 5.125%	05/02/2011	1,000,000	1,010,728
Landsbanki Islands HF(d) 6.100%	08/25/2011	280,000	287,345
Lehman Brothers Holdings 5.250%	02/06/2012	190,000	189,826
Pemex Project Funding Master Trust 6.625%	06/15/2035	70,000	72,100
Rabobank Capital Fund II VRN(d) 5.260%	12/31/2049	10,000	9,729
Rabobank Capital Funding Trust III VRN(d) 5.254%	12/31/2049	120,000	115,668
Resona Preferred Global Securities VRN(d) 7.191%	12/31/2049	155,000	163,721
Shinsei Finance Cayman Ltd. VRN(d) 6.418%	07/20/2049	100,000	101,009
SLM Corp. FRN 3.670%	04/01/2009	20,000	19,280
Sprint Capital 8.750%	03/15/2032	130,000	153,337
Turanalem Finance BV(d) 8.250%	01/22/2037	250,000	251,250

Wachovia Capital Trust III VRN 5.800%	03/15/2042	$120,000	$121,431
Wells Fargo & Co. 5.300%	08/26/2011	15,000	15,117
Wells Fargo Capital 5.950%	12/15/2036	100,000	96,341
			4,454,808
Broadcasting, Publishing & Printing — 0.3%
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,468
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,932
Clear Channel Communications, Inc. 5.500%	09/15/2014	150,000	132,796
Comcast Corp. 6.500%	01/15/2015	255,000	268,959
Comcast Corp. 6.500%	01/15/2017	140,000	147,756
Cox Communications, Inc. 3.875%	10/01/2008	120,000	117,683
CSC Holdings, Inc. 7.625%	07/15/2018	25,000	25,250
Rogers Cable, Inc. 6.750%	03/15/2015	20,000	20,700
Shaw Communications, Inc. 7.200%	12/15/2011	10,000	10,600
Sun Media Corp. 7.625%	02/15/2013	10,000	10,150
			792,294
Chemicals — 0.1%
Georgia Gulf Corp.(d) 9.500%	10/15/2014	10,000	9,600
Graham Packaging Co.(b) 9.875%	10/15/2014	20,000	20,400
Lyondell Chemical Co. 8.000%	09/15/2014	10,000	10,475
Lyondell Chemical Co. 8.250%	09/15/2016	5,000	5,350
Vale Overseas Ltd. 6.875%	11/21/2036	210,000	216,864
Westlake Chemicals 6.625%	01/15/2016	15,000	14,625
			277,314
Commercial Services — 0.2%
Amerigas Partners, LP 7.250%	05/20/2015	10,000	10,100
Ashtead Capital, Inc.(d) 9.000%	08/15/2016	16,000	17,040

Hertz Corp. 8.875%	01/01/2014	$10,000	$10,775
Service Corp. International 7.000%	06/15/2017	15,000	15,112
Service Corp. International(d) 7.500%	04/01/2027	35,000	35,000
Waste Management, Inc. 6.375%	11/15/2012	175,000	183,674
Waste Management, Inc. 6.500%	11/15/2008	110,000	111,978
			383,679
Communications — 0.1%
Echostar DBS Corp. 6.625%	10/01/2014	20,000	20,125
Echostar DBS Corp. 7.000%	10/01/2013	10,000	10,300
Echostar DBS Corp. 7.125%	02/01/2016	15,000	15,487
Intelsat Bermuda Ltd.(d) 9.250%	06/15/2016	15,000	16,612
SBC Communications, Inc. 5.100%	09/15/2014	120,000	117,238
			179,762
Computer Software/Services — 0.0%
UGS Corp. 10.000%	06/01/2012	20,000	21,875
Computers & Information — 0.0%
Xerox Corp. 6.750%	02/01/2017	10,000	10,464
Computers & Office Equipment — 0.0%
Electronic Data Systems Corp. 7.125%	10/15/2009	10,000	10,428
Electric Utilities — 0.8%
AES Corp. 7.750%	03/01/2014	452,000	474,600
AES Corp. 8.875%	02/15/2011	10,000	10,750
The Cleveland Electric Illuminating Co. 5.700%	04/01/2017	5,000	4,970
Dominion Resources, Inc. 4.750%	12/15/2010	40,000	39,433
Dominion Resources, Inc.(b) 5.700%	09/17/2012	165,000	168,563
Duke Energy Corp. 5.625%	11/30/2012	145,000	148,410
Duke Energy Corp. 6.250%	01/15/2012	80,000	83,717

Exelon Corp. 5.625%	06/15/2035	$30,000	$27,448
FirstEnergy Corp., Series B 6.450%	11/15/2011	60,000	62,890
FirstEnergy Corp., Series C 7.375%	11/15/2031	315,000	357,861
Pacific Gas & Electric Co. 5.800%	03/01/2037	10,000	9,641
Pacific Gas & Electric Co. 6.050%	03/01/2034	160,000	160,392
TXU Corp., Series P 5.550%	11/15/2014	60,000	53,141
TXU Corp., Series Q 6.500%	11/15/2024	20,000	16,856
TXU Corp., Series R 6.550%	11/15/2034	260,000	217,723
			1,836,395
Electrical Equipment & Electronics — 0.0%
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%	03/15/2013	25,000	26,344
NXP BV/NXP Funding LLC(d) 7.875%	10/15/2014	5,000	5,162
			31,506
Energy — 1.0%
Amerada Hess Corp. 7.300%	08/15/2031	300,000	330,687
Amerada Hess Corp. 7.875%	10/01/2029	30,000	34,605
Anadarko Petroleum Corp. 6.450%	09/15/2036	140,000	138,537
Anadarko Petroleum Corp. FRN 5.755%	09/15/2009	200,000	200,425
Chesapeake Energy Corp. 6.375%	06/15/2015	5,000	4,975
Chesapeake Energy Corp. 6.500%	08/15/2017	20,000	19,750
Compagnie Generale de Geophysique-Veritas 7.500%	05/15/2015	10,000	10,300
Compagnie Generale de Geophysique-Veritas 7.750%	05/15/2017	25,000	26,062
Complete Production Services, Inc.(d) 8.000%	12/15/2016	40,000	41,000
Conoco Funding Co. 6.350%	10/15/2011	40,000	42,016
Conoco, Inc. 6.950%	04/15/2029	105,000	119,056
ConocoPhillips Co. 4.750%	10/15/2012	150,000	148,063

El Paso Corp.(b) 7.750%	01/15/2032	$15,000	$16,575
El Paso Corp. 7.800%	08/01/2031	57,000	62,985
Kerr-McGee Corp. 6.950%	07/01/2024	20,000	21,072
Kerr-McGee Corp. 7.875%	09/15/2031	300,000	348,930
Kinder Morgan Energy Partners LP 5.000%	12/15/2013	30,000	29,032
Kinder Morgan Energy Partners LP 6.000%	02/01/2017	40,000	40,440
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	30,000	30,528
Kinder Morgan Energy Partners LP 6.750%	03/15/2011	40,000	42,027
Opti Cananda, Inc.(d) 8.250%	12/15/2014	20,000	20,800
Petrobras International Finance Co. 6.125%	10/06/2016	160,000	163,200
Semgroup LP(d) 8.750%	11/15/2015	10,000	10,150
Southern Natural Gas Co.(d) 5.900%	04/01/2017	30,000	30,000
Southern Natural Gas Co. 8.000%	03/01/2032	10,000	11,878
Suburban Propane Partners 6.875%	12/15/2013	35,000	34,475
Tennessee Gas Pipeline 7.625%	04/01/2037	30,000	34,469
Williams Cos., Inc. Series A 7.500%	01/15/2031	220,000	233,200
XTO Energy, Inc. 7.500%	04/15/2012	50,000	54,731
			2,299,968
Entertainment & Leisure — 0.0%
AMC Entertainment, Inc. 11.000%	02/01/2016	15,000	17,081
Financial Services — 3.0%
AAC Group Holding Corp. FRN 0.000%	10/01/2012	15,000	13,462
Anadarko Finance Co. 6.750%	05/01/2011	35,000	36,758
Anadarko Finance Co., Series B 7.500%	05/01/2031	10,000	11,039

Banque Paribas - New York 6.875%	03/01/2009	$170,000	$175,695
Deutsche Telekom International Finance BV 5.750%	03/23/2016	75,000	74,998
E*TRADE Financial Corp. 7.375%	09/15/2013	20,000	20,900
El Paso Performance-Linked Trust(d) 7.750%	07/15/2011	270,000	287,212
Ford Motor Credit Co. 7.375%	10/28/2009	730,000	728,658
Ford Motor Credit Co. 7.375%	02/01/2011	120,000	118,024
Ford Motor Credit Co. FRN(d) 10.605%	06/15/2011	551,000	592,463
Gaz Capital(d) 6.510%	03/07/2022	110,000	111,650
Gaz Capital SA(d) 6.212%	11/22/2016	400,000	400,200
General Electric Capital Corp. 4.125%	09/01/2009	150,000	147,172
General Electric Capital Corp. 4.250%	01/15/2008	110,000	109,231
General Electric Capital Corp., Series A FRN 5.615%	09/15/2014	380,000	381,998
General Motors Acceptance Corp. 4.375%	12/10/2007	90,000	88,865
General Motors Acceptance Corp. 5.125%	05/09/2008	120,000	118,599
General Motors Acceptance Corp. 5.850%	01/14/2009	130,000	128,327
General Motors Acceptance Corp. 6.125%	08/28/2007	240,000	239,857
General Motors Acceptance Corp. 6.311%	11/30/2007	80,000	79,643
General Motors Acceptance Corp. 7.750%	01/19/2010	140,000	143,699
General Motors Acceptance Corp. 8.000%	11/01/2031	1,240,000	1,329,459
Goldman Sachs Group, Inc. 4.500%	06/15/2010	110,000	108,139
Goldman Sachs Group, Inc. 5.000%	01/15/2011	80,000	79,435
Household Finance Corp. Series 4.125%	11/16/2009	375,000	366,100
Hypothekenbank in Essen(d) 5.000%	01/20/2012	20,000	20,050
Idearc, Inc.(d) 8.000%	11/15/2016	20,000	20,575
ILFC E-Capital Trust II VRN(d) 6.250%	12/21/2065	30,000	30,704

Kaupthing Bank (Iceland)(d) 7.125%	05/19/2016	$100,000	$108,173
Kaupthing Bank FRN(d) 6.050%	04/12/2011	320,000	322,828
Morgan Stanley 3.625%	04/01/2008	50,000	49,203
Morgan Stanley 5.625%	01/09/2012	190,000	192,496
MUFG Capital Finance 1 Ltd. VRN 6.346%	07/29/2049	100,000	102,146
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	5,000	5,222
Residential Capital Corp. 6.000%	02/22/2011	90,000	88,778
Sprint Capital Corp. 8.375%	03/15/2012	50,000	55,786
Telecom Italia Capital SA 4.950%	09/30/2014	120,000	113,039
TNK-BP Finance SA(d) 7.500%	07/18/2016	170,000	179,350
Ventas Realty Corp. REIT 6.500%	06/01/2016	15,000	15,356
Ventas Realty Corp. REIT 7.125%	06/01/2015	10,000	10,475
Verizon Global Funding Corp. 7.375%	09/01/2012	60,000	65,935
			7,271,699
Forest Products & Paper — 0.1%
Weyerhaeuser Co. 6.750%	03/15/2012	175,000	183,824
Healthcare — 0.4%
DaVita, Inc.(d) 6.625%	03/15/2013	50,000	50,000
HCA, Inc. 6.250%	02/15/2013	126,000	114,502
HCA, Inc. 6.300%	10/01/2012	6,000	5,610
HCA, Inc. 6.375%	01/15/2015	320,000	273,200
HCA, Inc. 6.500%	02/15/2016	4,000	3,405
HCA, Inc. 7.500%	11/06/2033	20,000	17,050
HCA, Inc. 7.690%	06/15/2025	10,000	8,620
HCA, Inc.(d) 9.125%	11/15/2014	10,000	10,687

HCA, Inc.(d) 9.250%	11/15/2016	$90,000	$97,087
HCA, Inc.(d) 9.625%	11/15/2016	30,000	32,400
Tenet Healthcare Corp. 9.250%	02/01/2015	423,000	418,770
Tenet Healthcare Corp. 9.875%	07/01/2014	1,000	1,010
			1,032,341
Industrial - Diversified — 0.2%
Tyco International Group SA 6.375%	10/15/2011	180,000	190,218
Tyco International Group SA 6.875%	01/15/2029	160,000	188,848
			379,066
Insurance — 0.0%
ASIF Global Financing(d) 4.900%	01/17/2013	20,000	19,696
Lodging — 0.0%
Boyd Gaming Corp. 7.125%	02/01/2016	20,000	19,600
Inn of the Mountain Gods Resort & Casino 12.000%	11/15/2010	20,000	21,750
MGM Mirage 6.625%	07/15/2015	5,000	4,800
MGM Mirage 7.625%	01/15/2017	5,000	5,063
MGM Mirage 8.375%	02/01/2011	40,000	42,100
MGM Mirage 9.750%	06/01/2007	5,000	5,025
Station Casinos, Inc. 7.750%	08/15/2016	35,000	35,919
			134,257
Media - Broadcasting & Publishing — 0.2%
AOL Time Warner, Inc.(b) 6.875%	05/01/2012	355,000	378,294
Medical Supplies — 0.0%
Fresenius Medical Care Capital Trust II 7.875%	02/01/2008	16,000	16,200
Metals & Mining — 0.1%
Corporacion Nacional del Cobre(d) 4.750%	10/15/2014	100,000	95,960
Freeport-McMoran Copper & Gold, Inc. 8.375%	04/01/2017	70,000	75,688

Peabody Energy Corp. 6.875%	03/15/2013	$15,000	$15,263
Steel Dynamics, Inc.(d) 6.750%	04/01/2015	35,000	35,044
			221,955
Oil & Gas — 0.1%
El Paso Natural Gas Co. 8.375%	06/15/2032	168,000	206,984
Pride International, Inc. 7.375%	07/15/2014	15,000	15,375
Western Oil Sands, Inc. 8.375%	05/01/2012	25,000	27,938
			250,297
Pharmaceuticals — 0.0%
Wyeth 5.950%	04/01/2037	130,000	128,031
Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. 3.625%	05/15/2008	140,000	135,800
Eastman Kodak Co. 7.250%	11/15/2013	240,000	242,400
			378,200
Prepackaged Software — 0.0%
Sungard Data Systems, Inc.(b) 10.250%	08/15/2015	15,000	16,369
Real Estate — 0.0%
Forest City Enterprises, Inc. 7.625%	06/01/2015	15,000	15,263
Telephone Utilities — 0.3%
BellSouth Corp. 4.750%	11/15/2012	10,000	9,745
British Telecom PLC 8.625%	12/15/2010	160,000	178,601
Cincinnati Bell, Inc. 7.000%	02/15/2015	25,000	24,813
Citizens Communications Co.(d) 7.125%	03/15/2019	20,000	19,800
Embarq Corp. 7.995%	06/01/2036	10,000	10,326
Intelsat Bermuda Ltd. FRN(d) 8.872%	01/15/2015	30,000	30,600
Koninklijke KPN NV 8.000%	10/01/2010	180,000	195,253
Koninklijke KPN NV 8.375%	10/01/2030	125,000	141,510
Level 3 Financing, Inc.(d) 8.750%	02/15/2017	35,000	35,263

Qwest Communications International, Inc. 7.500%	02/15/2014	$20,000	$20,600
U.S. West Communications, Inc. 5.625%	11/15/2008	30,000	30,000
Windsream Corp. 8.625%	08/01/2016	35,000	38,281
			734,792
Tobacco — 0.1%
Altria Group, Inc. 7.000%	11/04/2013	225,000	244,346
Transportation — 0.0%
Gulfmark Offshore, Inc. 7.750%	07/15/2014	10,000	10,150
Horizon Lines LLC 9.000%	11/01/2012	25,000	26,250
OMI Corp. 7.625%	12/01/2013	50,000	50,750
			87,150
TOTAL CORPORATE DEBT (Cost $23,117,229)			23,228,095
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Financial Services — 3.2%
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 1.764%	09/25/2027	64,181	64,189
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 VRN 3.517%	06/25/2034	400,000	388,225
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 5.550%	12/15/2035	375,697	375,462
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN(d) 5.720%	09/25/2035	626,306	628,642
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2(d) 7.000%	06/02/2033	90,635	91,080
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 FRN 5.720%	12/25/2032	129,347	129,428
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 5.540%	07/25/2030	154,833	154,979

GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	$300,000	$292,166
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.438%	02/25/2036	160,733	160,330
Impac Secured Assets Corp., Series 2005-2, Class A1 FRN 5.640%	03/25/2036	550,942	552,012
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099%	09/25/2035	141,755	136,782
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	600,000	582,112
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN 5.358%	12/27/2019	403,895	403,579
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	210,000	202,000
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	200,000	194,591
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	200,000	195,084
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X, IO VRN(d) 1.456%	05/28/2040	2,409,180	91,621
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3(d) 7.000%	08/25/2034	290,292	295,871
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485%	03/12/2051	200,000	201,097
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 7.033%	05/25/2029	178,759	181,510
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 5.510%	07/25/2017	414,467	414,726
Mutual Fund Fee Trust, Series 2000-3 9.070%	07/01/2008	658,646	59,937
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 5.610%	06/25/2033	377,989	378,461
Prime Mortgage Trust, Series 2006-DR1, Class 1A1(d) 5.500%	05/25/2035	375,055	373,626

Prime Mortgage Trust, Series 2006-DR1, Class 1A2(d) 6.000%	05/25/2035	$183,860	$185,689
Prime Mortgage Trust, Series 2006-DR1, Class 2A2(d) 6.000%	05/25/2035	577,114	576,830
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 FRN 5.960%	08/25/2032	9,225	9,228
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905%	04/15/2030	84,520	84,329
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	187,595	189,760
Total Collateralized Mortgage Obligations			7,593,346
Retail — 0.1%
Pass-Through Securities
CVS Corp. Lease. Pass Through(d) 5.880%	01/10/2028	32,150	31,858
CVS Corp. Lease. Pass Through(d) 6.036%	12/10/2028	26,863	26,924
CVS Corp. Lease. Pass Through(d) 9.350%	01/10/2023	100,000	124,948
Total Pass-Through Securities			183,730
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,096,337)			7,777,076
SOVEREIGN DEBT OBLIGATIONS — 0.7%
Canada Government CAD(c) 4.000%	12/01/2031	71,889	90,103
Republic of Brazil 10.125%	05/15/2027	15,000	21,788
Republic of Brazil(b) 11.000%	08/17/2040	231,000	311,619
Republic of Colombia 7.375%	09/18/2037	100,000	108,850
Republic of Colombia 11.750%	02/25/2020	23,000	33,810
Republic of Germany EUR(c) 3.750%	01/04/2015	320,000	417,925
Republic of Panama 7.125%	01/29/2026	105,000	113,400
Russian Federation FRN 5.000%	03/31/2030	145,000	164,561

United Mexican States(b) 6.750%	09/27/2034	$459,000	$500,540
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,599,285)			1,762,596
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Federal Home Loan Bank — 0.2%
Federal Home Loan Bank 4.875%	11/18/2011	250,000	250,085
Federal Home Loan Bank 5.125%	06/13/2008	110,000	109,991
Federal Home Loan Bank 5.375%	08/19/2011	110,000	112,272
			472,348
Federal Home Loan Mortgage Corporation (FHLMC) — 1.6%
Pass-Through Securities
FHLMC 4.650%	10/10/2013	760,000	738,836
FHLMC 4.750%	01/18/2011 - 03/05/2012	310,000	308,861
FHLMC 5.000%	08/01/2020 - 10/01/2035	1,760,454	1,727,254
FHLMC 5.250%	02/24/2011	500,000	500,217
FHLMC 5.300%	05/12/2020	160,000	155,675
FHLMC 5.625%	03/15/2011 - 11/23/2035	180,000	178,328
FHLMC 6.750%	09/15/2029	100,000	119,179
Total Pass-Through Securities			3,728,350
Federal National Mortgage Association (FNMA) — 11.4%
Pass-Through Securities
FNMA 4.500%	09/01/2035	282,342	265,390
FNMA 4.610%	10/10/2013	760,000	737,770
FNMA 5.000%	11/01/2020 - 03/01/2037	18,795,441	18,211,221

FNMA 5.200%	11/08/2010	$210,000	$209,407
FNMA 5.500%	02/01/2021 - 09/01/2035	3,280,330	3,280,410
FNMA 5.625%	05/19/2011	340,000	344,016
FNMA 6.000%	08/01/2031 - 01/01/2036	3,147,847	3,174,153
FNMA 6.500%	07/01/2036 - 10/01/2036	283,418	289,198
FNMA 6.625%	09/15/2009	190,000	197,795
FNMA, FRN 6.911%	11/01/2035	154,543	157,507
FNMA, FRN 6.912%	11/01/2035	160,539	163,615
FNMA, FRN 6.914%	11/01/2035	77,741	79,231
FNMA, FRN 6.916%	11/01/2035	160,810	163,922
FNMA, FRN 6.919%	11/01/2035	153,198	156,166
Total Pass-Through Securities			27,429,801
Government National Mortgage Association (GNMA) — 2.4%
Pass-Through Securities
GNMA 5.000%	05/15/2034 - 09/15/2035	3,894,520	3,795,118
GNMA 6.000%	01/15/2032 - 01/15/2036	1,940,239	1,968,109
GNMA 6.500%	10/15/2032	76,839	78,877
Total Pass-Through Securities			5,842,104
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,569,596)			37,472,603
U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds — 1.6%
U.S. Treasury Bond(b) 4.500%	02/15/2036	355,000	334,754
U.S. Treasury Bond(b) 4.750%	02/15/2037	1,490,000	1,467,184

U.S. Treasury Inflation Index 2.000%	01/15/2026	$112,160	$106,570
U.S. Treasury Inflation Index 2.375%	01/15/2025	944,794	950,699
U.S. Treasury Inflation Index 3.875%	04/15/2029	861,765	1,094,038
			3,953,245
U.S. Treasury Notes — 3.8%
U.S. Treasury Inflation Index 0.875%	04/15/2010	149,556	144,616
U.S. Treasury Inflation Index 1.875%	07/15/2015	62,426	61,032
U.S. Treasury Inflation Index 2.000%	01/15/2014	602,393	596,565
U.S. Treasury Inflation Index 2.000%	01/15/2016	163,132	160,646
U.S. Treasury Inflation Index 2.375%	01/15/2017	20,071	20,367
U.S. Treasury Inflation Index 3.875%	01/15/2009	37,020	38,375
U.S. Treasury Note 3.125%	05/15/2007	10,000	9,977
U.S. Treasury Note 4.375%	11/15/2008	60,000	59,686
U.S. Treasury Note(b) 4.500%	02/15/2009	70,000	69,820
U.S. Treasury Note 4.500%	11/30/2011	100,000	99,844
U.S. Treasury Note 4.625%	10/31/2011	6,850,000	6,873,012
U.S. Treasury Note(b) 4.625%	12/31/2011	740,000	742,370
U.S. Treasury Note 4.625%	02/29/2012	70,000	70,268
U.S. Treasury Note(b) 4.625%	02/15/2017	5,000	4,991
U.S. Treasury Note 4.750%	01/31/2012	70,000	70,613
U.S. Treasury Note 6.000%	08/15/2009	50,000	51,566
			9,073,748
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,103,193)			13,026,993
TOTAL BONDS & NOTES (Cost $83,672,648)			83,453,906

	Principal Amount	Market Value
OPTIONS — 0.1%
Eurodollar Future Options, June 2007 Call, Expires 6/18/07, Strike 94	117,500	$86,362
Eurodollar Future Options, June 2007 Call, Expires 6/18/07, Strike 94.75	95,000	5,462
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94	110,000	101,750
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94.5	45,000	19,237
Eurodollar Future Options, September 2007 Call, Expires 9/17/07, Strike 94.75	25,000	5,938
Eurodollar Future Options, September 2007 Put, Expires 9/17/07, Strike 94	5,000	13
TOTAL OPTIONS (Cost $213,308)		218,762
TOTAL LONG TERM INVESTMENTS (Cost $207,647,548)		229,605,726

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 12.9%
Cash Equivalents — 9.0%(g)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$559,080	$559,080
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	149,088	149,088
American Beacon Money Market Fund(e)		626,720	626,720
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	372,721	372,721
Bank of America 5.270%	05/07/2007	372,721	372,721
Bank of America 5.270%	05/08/2007	372,721	372,721
Bank of America 5.310%	05/17/2007	111,815	111,815
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	298,176	298,176
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	223,632	223,632
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	149,088	149,088
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	149,088	149,088
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	74,543	74,543

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	$372,721	$372,721
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	74,543	74,543
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	74,543	74,543
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	149,088	149,088
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	186,360	186,360
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	335,449	335,449
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	111,816	111,816
BGI Institutional Money Market Fund(e)		745,442	745,442
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	559,081	559,081
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	260,905	260,905
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	186,361	186,361
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	685,807	685,807
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	186,361	186,361
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	372,722	372,722
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	372,722	372,722
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	186,361	186,361
Dreyfus Cash Management Plus Money Market Fund(e)		208,724	208,724
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	559,081	559,081
Federal Home Loan Bank 5.181%	04/13/2007	111,816	111,816
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	223,633	223,633
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	447,266	447,266
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	223,633	223,633
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	372,722	372,722

Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	$372,722	$372,722
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)		75,994	75,994
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	298,177	298,177
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	447,266	447,266
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	372,722	372,722
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	372,722	372,722
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	372,722	372,722
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	335,449	335,449
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	74,544	74,544
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,094,683	1,094,683
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	298,177	298,177
Reserve Primary Money Market Fund(e)		335,449	335,449
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	707,465	707,465
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	111,816	111,816
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	149,089	149,089
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	298,177	298,177
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	447,266	447,266
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	260,905	260,905
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	260,905	260,905
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	74,544	74,544
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	559,081	559,081
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	223,633	223,633
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	186,361	186,361

Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	$149,089	$149,089
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	673,067	673,067
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	484,537	484,537
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	424,902	424,902
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	447,266	447,266
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	447,266	447,266
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	372,722	372,722
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	372,722	372,722
			21,567,990
Discount Notes — 0.1%
FNMA(f) 5.000%	06/25/2007	190,000	187,756
Repurchase Agreement — 3.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(h)		8,951,360	8,951,360
Time Deposit — 0.1%
Deutsche Bank AG CD 5.478%	04/02/2007	300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,007,106)			31,007,106
TOTAL INVESTMENTS — 108.7% (Cost $238,654,654)(i)			$260,612,832
Other Assets/(Liabilities) — (8.7%)			(20,787,594)
NET ASSETS — 100.0%			$239,825,238

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $8,088,314 or 3.4% of net assets.

(e)	Amount represents shares owned of the fund.
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value of $8,954,008. Collaterized by a U.S. Government Agency obligation with a rate of 4.28%, maturity date of 7/01/2018, and an aggregate market value, including accrued interest, of $9,398,928.

(i)	See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	117,700	$1,448,887
Aerospace & Defense — 1.0%
Boeing Co.	25,000	2,222,750
Northrop Grumman Corp.	50,200	3,725,844
		5,948,594
Apparel, Textiles & Shoes — 1.6%
The Gap, Inc.	176,200	3,032,402
Jones Apparel Group, Inc.	64,500	1,982,085
Limited Brands, Inc.	61,800	1,610,508
VF Corp.	38,700	3,197,394
		9,822,389
Automotive & Parts — 1.8%
Autoliv, Inc.	52,400	2,992,564
BorgWarner, Inc.	27,100	2,043,882
DaimlerChrysler AG(b)	47,000	3,845,070
Magna International, Inc. Cl. A(b)	32,400	2,433,564
		11,315,080
Banking, Savings & Loans — 15.0%
Astoria Financial Corp.	61,500	1,635,285
Bank of America Corp.	378,100	19,290,662
Comerica, Inc.	45,000	2,660,400
Fannie Mae	136,400	7,444,712
Fifth Third Bancorp	85,400	3,304,126
Freddie Mac	81,200	4,830,588
JP Morgan Chase & Co.	361,900	17,508,722
KeyCorp	76,000	2,847,720
Mellon Financial Corp.	24,500	1,056,930
National City Corp.(b)	126,700	4,719,575
Regions Financial Corp.(b)	50,900	1,800,333
SunTrust Banks, Inc.	56,900	4,724,976
U.S. Bancorp	162,200	5,672,134
Wachovia Corp.	71,900	3,958,095
Washington Mutual, Inc.	153,100	6,182,178
Wells Fargo & Co.	137,700	4,741,011
		92,377,447
Beverages — 1.4%
The Coca-Cola Co.	12,400	595,200
Coca-Cola Enterprises, Inc.	117,300	2,375,325

1

Molson Coors Brewing Co. Cl. B	41,600	$3,936,192
PepsiCo, Inc.	27,200	1,728,832
		8,635,549
Broadcasting, Publishing & Printing — 3.3%
CBS Corp. Cl. B	152,100	4,652,739
Comcast Corp. Cl. A(a)	235,950	6,122,903
Gannett Co., Inc.	9,800	551,642
Time Warner, Inc.	307,125	6,056,505
Tribune Co.	47,700	1,531,647
Viacom, Inc. Cl. B(a)	30,300	1,245,633
		20,161,069
Building Materials & Construction — 0.1%
Masco Corp.	23,100	632,940
Chemicals — 2.5%
The Dow Chemical Co.(b)	147,000	6,741,420
Du Pont (E.I.) de Nemours & Co.	75,600	3,736,908
Hercules, Inc.(a)	32,500	635,050
The Lubrizol Corp.	33,400	1,721,102
PPG Industries, Inc.	35,000	2,460,850
		15,295,330
Commercial Services — 0.4%
Accenture Ltd. Cl. A	70,900	2,732,486
Communications — 0.9%
American Tower Corp. Cl. A(a)	31,000	1,207,450
Crown Castle International Corp.(a)	67,000	2,152,710
Nokia Oyj Sponsored ADR (Finland)(b)	102,700	2,353,884
		5,714,044
Computers & Information — 1.8%
Cisco Systems, Inc.(a)	88,400	2,256,852
Dell, Inc.(a)	28,800	668,448
International Business Machines Corp.	41,900	3,949,494
Lexmark International, Inc. Cl. A(a)	50,100	2,928,846
Solectron Corp.(a)	287,375	905,231
Tech Data Corp.(a)	17,200	615,932
		11,324,803
Computers & Office Equipment — 1.0%
Electronic Data Systems Corp.	90,300	2,499,504
Hewlett-Packard Co.	99,400	3,989,916
		6,489,420
Containers — 1.6%
Bemis Co., Inc.	14,800	494,172
Crown Holdings, Inc.(a)	90,700	2,218,522
Owens-Illinois, Inc.(a)	64,000	1,649,280
Smurfit-Stone Container Corp.(a)	138,900	1,564,014
Temple-Inland, Inc.	61,400	3,668,036
		9,594,024

2

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	37,600	$2,511,304
Kimberly-Clark Corp.	37,300	2,554,677
The Procter & Gamble Co.	162,900	10,288,764
		15,354,745
Electric Utilities — 3.0%
Allegheny Energy, Inc.(a)	62,400	3,066,336
Constellation Energy Group, Inc.	32,300	2,808,485
Dominion Resources, Inc.	42,600	3,781,602
Entergy Corp.	30,700	3,221,044
Northeast Utilities	40,600	1,330,462
Pinnacle West Capital Corp.	20,700	998,775
TXU Corp.	48,300	3,096,030
		18,302,734
Electrical Equipment & Electronics — 3.5%
Arrow Electronics, Inc.(a)	34,100	1,287,275
Celestica, Inc.(a)	85,700	525,341
Flextronics International Ltd.(a) (b)	275,500	3,013,970
General Electric Co.	450,900	15,943,824
Sanmina-SCI Corp.(a)	154,500	559,290
		21,329,700
Energy — 12.2%
Ashland, Inc.	29,600	1,941,760
BP PLC, Sponsored ADR (United Kingdom)	44,600	2,887,850
Chevron Corp.	235,500	17,417,580
ConocoPhillips Co.	83,200	5,686,720
Exxon Mobil Corp.	448,700	33,854,415
GlobalSantaFe Corp.	12,700	783,336
Marathon Oil Corp.	61,600	6,087,928
Occidental Petroleum Corp.	14,400	710,064
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)(b)	42,300	2,804,490
Total SA Sponsored ADR (France)	41,200	2,874,936
		75,049,079
Entertainment & Leisure — 0.4%
The Walt Disney Co.	63,700	2,193,191
Financial Services — 7.7%
Ameriprise Financial, Inc.	25,900	1,479,926
CIT Group, Inc.	23,100	1,222,452
Citigroup, Inc.	483,300	24,812,622
Countrywide Financial Corp.	139,200	4,682,688
The Goldman Sachs Group, Inc.	6,100	1,260,443
Janus Capital Group, Inc.	102,000	2,132,820
Lehman Brothers Holdings, Inc.	7,000	490,490
Merrill Lynch & Co., Inc.	83,800	6,843,946
Morgan Stanley	42,400	3,339,424
Waddell & Reed Financial, Inc. Cl. A(b)	40,600	946,792
		47,211,603

3

Foods — 3.6%
Bunge Ltd.(b)	10,500	$863,310
ConAgra Foods, Inc.	78,000	1,942,980
General Mills, Inc.	47,700	2,777,094
Kellogg Co.	57,200	2,941,796
Kraft Foods, Inc. Cl. A(b)	107,500	3,403,450
The Kroger Co.(b)	101,200	2,858,900
Safeway, Inc.	123,200	4,514,048
Sara Lee Corp.	180,500	3,054,060
		22,355,638
Forest Products & Paper — 0.2%
Sonoco Products Co.	27,400	1,029,692
Healthcare — 0.1%
Tenet Healthcare Corp.(a) (b)	135,100	868,693
Household Products — 1.3%
The Black & Decker Corp.	28,500	2,326,170
The Clorox Co.	57,900	3,687,651
Newell Rubbermaid, Inc.	56,700	1,762,803
		7,776,624
Industrial - Diversified — 0.9%
Cooper Industries Ltd. Cl. A	28,380	1,276,816
Eaton Corp.	23,600	1,972,016
SPX Corp.	29,400	2,063,880
Tyco International Ltd.	17,200	542,660
		5,855,372
Insurance — 10.4%
ACE Ltd.	18,000	1,027,080
Allstate Corp.	49,100	2,948,946
American International Group, Inc.	210,700	14,163,254
Aon Corp.	50,900	1,932,164
Chubb Corp.	32,400	1,674,108
Fidelity National Financial, Inc.	140,400	3,371,004
Genworth Financial, Inc. Cl. A	124,200	4,339,548
The Hartford Financial Services Group, Inc.	58,800	5,620,104
MBIA, Inc.	48,700	3,189,363
Metlife, Inc.	84,400	5,329,860
MGIC Investment Corp.(b)	46,100	2,716,212
Old Republic International Corp.	147,600	3,264,912
PartnerRe Ltd.(b)	18,100	1,240,574
Prudential Financial, Inc.(b)	18,100	1,633,706
RenaissanceRe Holdings Ltd.	21,000	1,052,940
Torchmark Corp.	17,500	1,147,825
St. Paul Travelers Companies	103,200	5,342,664
Unum Group	78,600	1,810,158
XL Capital Ltd. Cl. A	29,700	2,077,812
		63,882,234

4

Machinery & Components — 0.4%
Cummins, Inc.(b)	17,700	$2,561,544
Manufacturing — 0.4%
Avery Dennison Corp.	34,300	2,204,118
Metals & Mining — 1.1%
Alcoa, Inc.	10,300	349,170
Arcelor Mittal Cl. A(b)	59,200	3,131,088
United States Steel Corp.	33,900	3,361,863
		6,842,121
Pharmaceuticals — 5.8%
AmerisourceBergen Corp.	34,700	1,830,425
Eli Lilly & Co.	73,535	3,949,565
Merck & Co., Inc.	199,700	8,820,749
Pfizer, Inc.	721,700	18,230,142
Schering-Plough Corp.	127,800	3,260,178
		36,091,059
Prepackaged Software — 0.4%
Microsoft Corp.	93,300	2,600,271
Restaurants — 1.2%
McDonald’s Corp.	168,800	7,604,440
Retail — 1.9%
Dillards, Inc. Cl. A(b)	30,000	981,900
Dollar Tree Stores, Inc.(a)	38,900	1,487,536
Family Dollar Stores, Inc.	18,000	533,160
Federated Department Stores, Inc.	111,200	5,009,560
Office Depot, Inc.(a)	60,700	2,132,998
Saks, Inc.(b)	68,900	1,435,876
		11,581,030
Telephone Utilities — 6.6%
AT&T, Inc.	472,300	18,622,789
Embarq Corp.	47,900	2,699,165
Sprint Nextel Corp.	358,400	6,795,264
Verizon Communications, Inc.	325,900	12,358,128
		40,475,346
Tobacco — 2.1%
Altria Group, Inc.	130,700	11,476,767
UST, Inc.	27,900	1,617,642
		13,094,409
Toys, Games — 0.2%
Mattel, Inc.	47,100	1,298,547
TOTAL EQUITIES (Cost $514,548,779)		607,054,252

5

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 6.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,066,056	$1,066,056
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	284,282	284,282
American Beacon Money Market Fund(c)		1,195,033	1,195,033
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	710,705	710,705
Bank of America 5.270%	05/07/2007	710,705	710,705
Bank of America 5.270%	05/08/2007	710,705	710,705
Bank of America 5.310%	05/17/2007	213,212	213,212
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	568,564	568,564
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	426,423	426,423
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	284,282	284,282
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	284,282	284,282
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	142,141	142,141
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	710,705	710,705
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	142,141	142,141
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	142,141	142,141
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	284,282	284,282
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	355,353	355,353
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	639,635	639,635
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	213,212	213,212
BGI Institutional Money Market Fund(c)		1,421,410	1,421,410
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,066,058	1,066,058
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	497,494	497,494
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	355,353	355,353

6

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$1,307,698	$1,307,698
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	355,353	355,353
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	710,705	710,705
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	710,705	710,705
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	355,353	355,353
Dreyfus Cash Management Plus Money Market Fund(c)		397,995	397,995
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,066,058	1,066,058
Federal Home Loan Bank 5.181%	04/13/2007	213,212	213,212
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	426,423	426,423
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	852,846	852,846
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	426,423	426,423
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	710,705	710,705
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	710,705	710,705
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		144,905	144,905
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	568,564	568,564
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	852,846	852,846
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	710,705	710,705
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	710,705	710,705
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	710,705	710,705
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	639,635	639,635
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	142,141	142,141
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,087,341	2,087,341

7

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$568,564	$568,564
Reserve Primary Money Market Fund(c)		639,635	639,635
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,348,996	1,348,996
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	213,212	213,212
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	284,282	284,282
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	568,564	568,564
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	852,846	852,846
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	497,494	497,494
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	497,494	497,494
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	142,141	142,141
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,066,058	1,066,058
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	426,423	426,423
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	355,353	355,353
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	284,282	284,282
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,283,406	1,283,406
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	923,917	923,917
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	810,204	810,204
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	852,846	852,846
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	852,846	852,846
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	710,705	710,705
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	710,705	710,705
			41,125,875

8

Repurchase Agreement — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$11,062,472	$11,062,472
TOTAL SHORT-TERM INVESTMENTS (Cost $52,188,347)		52,188,347
TOTAL INVESTMENTS — 106.9% (Cost $566,737,126)(f)		$659,242,599
Other Assets/(Liabilities) — (6.9%)		(42,743,931)
NET ASSETS — 100.0%		$616,498,668

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,065,744. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 4/25/2030, and an aggregate market value, including accrued interest, of $11,615,595.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Fundamental Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Aerospace & Defense — 3.8%
General Dynamics Corp.	363,800	$27,794,320
Goodrich Corp.	248,500	12,792,780
Teledyne Technologies, Inc.(a)	168,700	6,316,128
		46,903,228
Apparel, Textiles & Shoes — 0.8%
The Gap, Inc.	611,600	10,525,636
Banking, Savings & Loans — 14.3%
Bank of America Corp.	988,300	50,423,066
The Bank of New York Co., Inc.	331,600	13,446,380
JP Morgan Chase & Co.	671,936	32,508,264
State Street Corp.	275,200	17,819,200
SunTrust Banks, Inc.	115,200	9,566,208
U.S. Bancorp(b)	367,300	12,844,481
UBS AG	233,200	13,859,076
Wachovia Corp.	261,534	14,397,447
Wells Fargo & Co.	380,000	13,083,400
		177,947,522
Beverages — 1.5%
PepsiCo, Inc.	285,500	18,146,380
Broadcasting, Publishing & Printing — 2.2%
Comcast Corp. Cl. A(a)	446,850	11,595,757
Time Warner, Inc.	811,100	15,994,892
		27,590,649
Chemicals — 3.4%
Agrium, Inc.	374,100	14,339,253
The Dow Chemical Co.	287,000	13,161,820
Du Pont (E.I.) de Nemours & Co.	304,800	15,066,264
		42,567,337
Computer Integrated Systems Design — 1.1%
Sun Microsystems, Inc.(a)	2,208,600	13,273,686
Computers & Information — 2.0%
Cisco Systems, Inc.(a)	510,000	13,020,300
EMC Corp.(a) (b)	874,300	12,109,055
		25,129,355
Computers & Office Equipment — 2.0%
Hewlett-Packard Co.	357,400	14,346,036
Pitney Bowes, Inc.	225,100	10,217,289
		24,563,325

1

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	187,800	$12,543,162
Kimberly-Clark Corp.	155,600	10,657,044
		23,200,206
Electric Utilities — 3.9%
Entergy Corp.	61,300	6,431,596
Exelon Corp.	326,100	22,406,331
FPL Group, Inc.	193,600	11,842,512
SCANA Corp.	186,600	8,055,522
		48,735,961
Electrical Equipment & Electronics — 2.9%
General Electric Co.	1,021,300	36,113,168
Energy — 12.3%
Chevron Corp.	181,800	13,445,928
ConocoPhillips Co.	190,200	13,000,170
Exxon Mobil Corp.	756,100	57,047,745
GlobalSantaFe Corp.	168,500	10,393,080
National Oilwell Varco, Inc.(a) (b)	170,100	13,232,079
Newfield Exploration Co.(a)	296,800	12,379,528
Occidental Petroleum Corp.	423,800	20,897,578
XTO Energy, Inc.	231,000	12,661,110
		153,057,218
Financial Services — 7.0%
Citigroup, Inc.	906,200	46,524,308
The Goldman Sachs Group, Inc.	95,300	19,691,839
Nuveen Investments, Inc. Cl. A	178,000	8,419,400
PNC Financial Services Group, Inc.	178,300	12,832,251
		87,467,798
Food Retailers — 1.2%
SuperValu, Inc.	373,100	14,577,017
Foods — 5.5%
Campbell Soup Co.(b)	178,800	6,964,260
Kellogg Co.	222,900	11,463,747
The Kroger Co.	438,700	12,393,275
Safeway, Inc.	451,900	16,557,616
Tyson Foods, Inc. Cl. A(b)	1,043,400	20,252,394
		67,631,292
Industrial - Diversified — 1.6%
Corning, Inc.(a)	449,800	10,228,452
Textron, Inc.	106,300	9,545,740
		19,774,192
Insurance — 6.7%
ACE Ltd.	174,500	9,956,970
Aetna, Inc.	267,200	11,700,688
Allstate Corp.	250,700	15,057,042
American International Group, Inc.	275,800	18,539,276

2

Chubb Corp.	317,300	$16,394,891
WellPoint, Inc.(a)	139,600	11,321,560
		82,970,427
Lodging — 1.9%
Host Hotels & Resorts, Inc. REIT(b)	915,643	24,090,567
Machinery & Components — 1.4%
Deere & Co.	164,300	17,849,552
Manufacturing — 1.6%
American Standard Cos., Inc.	364,300	19,315,186
Medical Supplies — 2.1%
Baxter International, Inc.	325,300	17,133,551
Beckman Coulter, Inc.(b)	73,800	4,715,082
Boston Scientific Corp.(a)	273,400	3,975,236
		25,823,869
Metals & Mining — 1.8%
Alcoa, Inc.	231,400	7,844,460
Cameco Corp.(b)	358,100	14,660,614
		22,505,074
Pharmaceuticals — 3.3%
Abbott Laboratories	237,100	13,230,180
Bristol-Myers Squibb Co.	207,600	5,762,976
Wyeth	428,300	21,427,849
		40,421,005
Restaurants — 1.0%
McDonald’s Corp.	266,900	12,023,845
Retail — 3.2%
CVS/Caremark Corp.	773,200	26,397,048
Federated Department Stores, Inc.	285,900	12,879,795
		39,276,843
Telephone Utilities — 6.0%
AT&T, Inc.	1,127,020	44,438,399
Verizon Communications, Inc.	791,600	30,017,472
		74,455,871
Tobacco — 1.5%
Altria Group, Inc.	214,400	18,826,464
TOTAL EQUITIES (Cost $984,802,684)		1,214,762,673

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.8%
Cash Equivalents — 4.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,414,703	$1,414,703
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	377,256	377,256
American Beacon Money Market Fund(c)		1,585,857	1,585,857
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	943,134	943,134
Bank of America 5.270%	05/07/2007	943,134	943,134
Bank of America 5.270%	05/08/2007	943,134	943,134
Bank of America 5.310%	05/17/2007	282,940	282,940
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	754,507	754,507
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	565,881	565,881
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	377,254	377,254
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	377,254	377,254
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	188,627	188,627
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	943,134	943,134
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	188,627	188,627
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	188,627	188,627
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	377,254	377,254
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	471,567	471,567
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	848,821	848,821
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	282,940	282,940
BGI Institutional Money Market Fund(c)		1,886,269	1,886,269
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,414,701	1,414,701
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	660,194	660,194
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	471,567	471,567

4

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$1,735,367	$1,735,367
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	471,567	471,567
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	943,134	943,134
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	943,134	943,134
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	471,567	471,567
Dreyfus Cash Management Plus Money Market Fund(c)		528,155	528,155
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,414,701	1,414,701
Federal Home Loan Bank 5.181%	04/13/2007	282,940	282,940
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	565,881	565,881
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,131,761	1,131,761
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	565,881	565,881
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	943,134	943,134
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	943,134	943,134
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		192,295	192,295
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	754,507	754,507
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,131,761	1,131,761
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	943,134	943,134
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	943,134	943,134
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	943,134	943,134
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	848,821	848,821
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	188,627	188,627
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,769,986	2,769,986
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	754,507	754,507

5

Reserve Primary Money Market Fund(c)		$848,821	$848,821
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,790,172	1,790,172
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	282,940	282,940
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	377,254	377,254
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	754,507	754,507
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,131,761	1,131,761
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	660,194	660,194
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	660,194	660,194
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	188,627	188,627
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,414,701	1,414,701
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	565,881	565,881
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	471,567	471,567
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	377,254	377,254
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,703,131	1,703,131
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,226,075	1,226,075
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,075,173	1,075,173
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,131,761	1,131,761
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,131,761	1,131,761
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	943,134	943,134
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	943,134	943,134
			54,575,686

6

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 03/30/2007, 3.55%, due 04/02/2007(e)	$29,251,213	$29,251,213
TOTAL SHORT-TERM INVESTMENTS (Cost $83,826,899)		83,826,899
TOTAL INVESTMENTS — 104.7% (Cost $1,068,629,583)(f)		$1,298,589,572
Other Assets/(Liabilities) — (4.7%)		(57,812,280)
NET ASSETS — 100.0%		$1,240,777,292

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $29,259,867. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $30,713,774.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Value Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Aerospace & Defense — 1.9%
Raytheon Co.	35,500	$1,862,330
Automotive & Parts — 0.6%
Autoliv, Inc.	9,800	559,678
Banking, Savings & Loans — 12.0%
Bank of America Corp.	91,300	4,658,126
Fannie Mae	47,700	2,603,466
Hudson City Bancorp, Inc.	46,900	641,592
JP Morgan Chase & Co.	63,300	3,062,454
SunTrust Banks, Inc.	13,100	1,087,824
		12,053,462
Beverages — 1.1%
Molson Coors Brewing Co. Cl. B	11,900	1,125,978
Broadcasting, Publishing & Printing — 1.9%
Time Warner, Inc.	98,748	1,947,311
Commercial Services — 1.4%
Washington Group International, Inc.(a)	9,400	624,348
Waste Management, Inc.	21,500	739,815
		1,364,163
Communications — 0.8%
Motorola, Inc.	46,100	814,587
Computer Related Services — 0.6%
Ingram Micro, Inc. Cl. A(a)	31,000	598,610
Computers & Office Equipment — 2.3%
Hewlett-Packard Co.	56,700	2,275,938
Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	20,400	1,288,464
Electric Utilities — 5.7%
AES Corp.(a)	39,632	852,881
CenterPoint Energy, Inc.	38,000	681,720
Constellation Energy Group, Inc.	14,280	1,241,646
Edison International	23,800	1,169,294
Northeast Utilities	24,900	815,973
NRG Energy, Inc.(a) (b)	12,800	922,112
		5,683,626

1

Electrical Equipment & Electronics — 0.9%
Energizer Holdings, Inc.(a)	3,300	$281,589
General Electric Co.	17,900	632,944
		914,533
Energy — 14.6%
Ashland, Inc.	9,500	623,200
Chevron Corp.	17,300	1,279,508
Exxon Mobil Corp.	65,100	4,911,795
Marathon Oil Corp.	23,300	2,302,739
Pioneer Natural Resources Co.	15,900	685,449
Tesoro Corp.	19,200	1,928,256
Tidewater, Inc.(b)	20,600	1,206,748
Valero Energy Corp.	26,900	1,734,781
		14,672,476
Financial Services — 8.8%
Citigroup, Inc.	54,100	2,777,494
Countrywide Financial Corp.(b)	36,000	1,211,040
Merrill Lynch & Co., Inc.	20,000	1,633,400
Morgan Stanley	24,400	1,921,744
PNC Financial Services Group, Inc.	17,616	1,267,823
		8,811,501
Foods — 2.0%
General Mills, Inc.	9,811	571,196
The Kroger Co.	50,300	1,420,975
		1,992,171
Home Construction, Furnishings & Appliances — 1.0%
KB Home(b)	22,400	955,808
Insurance — 14.6%
ACE Ltd.	19,800	1,129,788
Aetna, Inc.	17,200	753,188
Ambac Financial Group, Inc.	10,800	933,012
American International Group, Inc.	16,200	1,088,964
Assurant, Inc.	13,400	718,642
W.R. Berkley Corp.	23,100	765,072
Chubb Corp.	39,000	2,015,130
Fidelity National Financial, Inc.	21,526	516,839
Genworth Financial, Inc. Cl. A	44,000	1,537,360
The Hartford Financial Services Group, Inc.	10,000	955,800
HCC Insurance Holdings, Inc.(b)	25,100	773,080
Loews Corp.	20,700	940,401
MBIA, Inc.	8,500	556,665
Metlife, Inc.	9,600	606,240
MGIC Investment Corp.	7,500	441,900
Safeco Corp.	13,500	896,805
		14,628,886

2

Machinery & Components — 1.9%
AGCO Corp.(a)	20,100	$743,097
Deere & Co.	10,900	1,184,176
		1,927,273
Manufacturing — 0.7%
Terex Corp.(a)	9,300	667,368
Metals & Mining — 3.5%
Commercial Metals Co.	15,300	479,655
Nucor Corp.	17,300	1,126,749
United States Steel Corp.	19,400	1,923,898
		3,530,302
Pharmaceuticals — 6.2%
Amgen, Inc.(a)	4,200	234,696
Biogen Idec, Inc.(a)	21,600	958,608
McKesson Corp.	26,000	1,522,040
Pfizer, Inc.	139,200	3,516,192
		6,231,536
Retail — 5.0%
Best Buy Co., Inc.	9,800	477,456
Federated Department Stores, Inc.	36,772	1,656,579
J.C. Penney Co., Inc.	9,900	813,384
OfficeMax, Inc.	20,100	1,060,074
The TJX Cos., Inc.	38,800	1,046,048
		5,053,541
Telephone Utilities — 6.8%
AT&T, Inc.	127,400	5,023,382
CenturyTel, Inc.	20,600	930,914
Qwest Communications International, Inc.(a) (b)	93,000	836,070
		6,790,366
Tobacco — 2.8%
Altria Group, Inc.	32,100	2,818,701
Transportation — 0.6%
YRC Worldwide, Inc.(a)	15,578	626,547
TOTAL EQUITIES (Cost $92,984,118)		99,195,156

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 4.2%
Cash Equivalents — 3.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$91,606	$91,606
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	24,428	24,428
American Beacon Money Market Fund(c)		102,689	102,689

3

BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	$61,071	$61,071
Bank of America 5.270%	05/07/2007	61,071	61,071
Bank of America 5.270%	05/08/2007	61,071	61,071
Bank of America 5.310%	05/17/2007	18,321	18,321
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	48,857	48,857
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	36,642	36,642
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	24,428	24,428
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	24,428	24,428
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	12,214	12,214
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	61,071	61,071
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	12,214	12,214
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	12,214	12,214
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	24,428	24,428
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	30,535	30,535
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	54,964	54,964
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	18,321	18,321
BGI Institutional Money Market Fund(c)		122,142	122,142
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	91,606	91,606
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	42,750	42,750
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	30,535	30,535
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	112,370	112,370
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	30,535	30,535
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	61,071	61,071
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	61,071	61,071

4

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$30,535	$30,535
Dreyfus Cash Management Plus Money Market Fund(c)		34,200	34,200
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	91,606	91,606
Federal Home Loan Bank 5.181%	04/13/2007	18,321	18,321
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	36,642	36,642
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	73,285	73,285
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	36,642	36,642
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	61,071	61,071
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	61,071	61,071
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		12,452	12,452
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	48,857	48,857
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	73,285	73,285
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	61,071	61,071
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	61,071	61,071
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	61,071	61,071
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	54,964	54,964
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	12,214	12,214
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	179,364	179,364
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	48,857	48,857
Reserve Primary Money Market Fund(c)		54,964	54,964
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	115,919	115,919
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	18,321	18,321
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	24,428	24,428
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	48,857	48,857

5

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$73,285	$73,285
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	42,750	42,750
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	42,750	42,750
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	12,214	12,214
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	91,606	91,606
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	36,642	36,642
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	30,535	30,535
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	24,428	24,428
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	110,283	110,283
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	79,392	79,392
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	69,621	69,621
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	73,285	73,285
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	73,285	73,285
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	61,071	61,071
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	61,071	61,071
			3,533,939
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		651,328	651,328
TOTAL SHORT-TERM INVESTMENTS (Cost $4,185,267)			4,185,267
TOTAL INVESTMENTS — 103.2% (Cost $97,169,385)(f)			$103,380,423
Other Assets/(Liabilities) — (3.2%)			(3,252,458)
NET ASSETS — 100.0%			$100,127,965

6

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $651,521. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 6/25/2026, and an aggregate market value, including accrued interest, of $683,894.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)(a)	58,700	$4,460,613
Automotive & Parts — 1.6%
Harley-Davidson, Inc.(a)	414,100	24,328,375
Banking, Savings & Loans — 13.1%
Commerce Bancorp, Inc.(a)	246,200	8,218,156
HSBC Holdings PLC	2,283,068	39,823,617
JP Morgan Chase & Co.	1,232,588	59,632,607
Mellon Financial Corp.	331,200	14,287,968
State Street Corp.	42,900	2,777,775
Wachovia Corp.	609,714	33,564,756
Wells Fargo & Co.	1,020,000	35,118,600
		193,423,479
Beverages — 2.2%
Diageo PLC Sponsored ADR (United Kingdom)	236,600	19,152,770
Heineken Holding NV Cl. A	291,050	12,864,602
		32,017,372
Broadcasting, Publishing & Printing — 4.8%
Comcast Corp. Special, Cl. A(b)	1,735,300	44,198,091
Gannett Co., Inc.	63,000	3,546,270
Lagardere S.C.A. SA(a)	168,200	12,933,691
Liberty Media Holding Corp. Capital Cl. A(b)	45,220	5,000,880
Liberty Media Holding Corp. Interactive Cl. A(b)	225,900	5,380,938
		71,059,870
Building Materials & Construction — 2.0%
Martin Marietta Materials, Inc.	114,600	15,493,920
Vulcan Materials Co.	118,300	13,779,584
		29,273,504
Commercial Services — 4.8%
Apollo Group, Inc. Cl. A(a) (b)	95,100	4,174,890
Block (H&R), Inc.(a)	636,600	13,394,064
Cosco Pacific Ltd.	1,921,100	4,765,571
Dun & Bradstreet Corp.	141,550	12,909,360
Iron Mountain, Inc.(a) (b)	685,050	17,900,356
Moody’s Corp.	283,500	17,594,010
		70,738,251

1

Communications — 0.7%
Nokia Oyj Sponsored ADR (Finland)	165,700	$3,797,844
SK Telecom Co. Ltd. ADR (South Korea)(a)	290,300	6,798,826
		10,596,670
Computer Related Services — 0.2%
IAC/InterActiveCorp(a) (b)	94,248	3,554,092
Computers & Information — 1.0%
Dell, Inc.(b)	641,200	14,882,252
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	229,300	9,204,102
Containers — 2.1%
Sealed Air Corp.	967,400	30,569,840
Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	170,700	6,360,282
The Procter & Gamble Co.	246,000	15,537,360
		21,897,642
Energy — 11.8%
BHP Billiton PLC	174,600	3,884,382
Canadian Natural Resources Ltd.(a)	110,300	6,087,457
ConocoPhillips Co.	910,492	62,232,128
Devon Energy Corp.(a)	460,700	31,889,654
EOG Resources, Inc.	396,700	28,300,578
Occidental Petroleum Corp.	625,700	30,853,267
Transocean, Inc.(b)	148,500	12,132,450
		175,379,916
Entertainment & Leisure — 1.8%
News Corp., Inc. Cl. A	1,171,000	27,073,520
Financial Services — 11.7%
American Express Co.	1,123,500	63,365,400
Ameriprise Financial, Inc.	309,660	17,693,972
Berkshire Hathaway, Inc. Cl. A(a) (b)	464	50,571,360
Citigroup, Inc.	579,000	29,725,860
E*TRADE Financial Corp.(b)	87,400	1,854,628
Morgan Stanley	128,600	10,128,536
		173,339,756
Foods — 0.6%
The Hershey Co.(a)	159,200	8,701,872
Healthcare — 1.4%
Express Scripts, Inc.(b)	75,700	6,110,504
UnitedHealth Group, Inc.	281,300	14,900,461
		21,010,965

2

Household Products — 0.3%
Hunter Douglas NV	44,862	$3,951,441
Industrial - Diversified — 4.2%
Tyco International Ltd.	1,987,524	62,706,382
Insurance — 11.2%
Ambac Financial Group, Inc.	66,300	5,727,657
American International Group, Inc.	899,500	60,464,390
Aon Corp.(a)	262,000	9,945,520
Chubb Corp.	71,400	3,689,238
Loews Corp.	732,900	33,295,647
Markel Corp.(b)	2,770	1,342,979
Millea Holdings, Inc.	40,400	1,482,611
Principal Financial Group, Inc.(a)	85,800	5,136,846
Progressive Corp.	1,279,200	27,912,144
Sun Life Financial, Inc.(a)	49,500	2,247,300
Transatlantic Holdings, Inc.	222,962	14,519,285
		165,763,617
Medical Supplies — 0.1%
Agilent Technologies, Inc.(b)	38,900	1,310,541
Metals & Mining — 0.6%
China Coal Energy Co.(b)	5,612,200	5,979,736
Rio Tinto PLC	62,200	3,528,812
		9,508,548
Pharmaceuticals — 1.0%
Cardinal Health, Inc.	204,200	14,896,390
Prepackaged Software — 2.1%
Microsoft Corp.	1,088,100	30,325,347
Retail — 9.0%
Amazon.com, Inc.(a) (b)	242,200	9,637,138
Bed Bath & Beyond, Inc.(a) (b)	196,500	7,893,405
Carmax, Inc.(a) (b)	165,000	4,049,100
Costco Wholesale Corp.(a)	1,014,800	54,636,832
CVS/Caremark Corp.	548,261	18,717,631
Lowe’s Companies, Inc.(a)	226,100	7,119,889
Sears Holdings Corp.(b)	21,440	3,862,630
Wal-Mart Stores, Inc.	582,800	27,362,460
		133,279,085
Telecommunications — 0.5%
Virgin Media, Inc.(a)	268,738	6,785,635
Telephone Utilities — 1.1%
Sprint Nextel Corp.	857,600	16,260,096
Tobacco — 4.5%
Altria Group, Inc.	753,000	66,120,930

3

Transportation — 1.5%
China Merchants Holdings International Co. Ltd.	2,496,104	$10,529,314
Kuehne & Nagel International AG	69,950	5,735,899
United Parcel Service, Inc. Cl. B	91,600	6,421,160
		22,686,373
Travel — 0.1%
Expedia, Inc.(b)	89,748	2,080,359
TOTAL EQUITIES (Cost $1,048,420,717)		1,457,186,835

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.1%
Cash Equivalents — 6.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$2,476,445	$2,476,445
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	660,383	660,383
American Beacon Money Market Fund(c) 5.246%	04/02/2007	2,776,056	2,776,056
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,650,965	1,650,965
Bank of America 5.270%	05/07/2007	1,650,965	1,650,965
Bank of America 5.270%	05/08/2007	1,650,965	1,650,965
Bank of America 5.310%	05/17/2007	495,290	495,290
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	1,320,772	1,320,772
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	990,579	990,579
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	660,386	660,386
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	660,386	660,386
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	330,193	330,193
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,650,965	1,650,965
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	330,193	330,193
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	330,193	330,193
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	660,386	660,386

4

Barclays Eurodollar Time Deposit 5.310%	04/09/2007	$825,483	$825,483
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	1,485,869	1,485,869
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	495,290	495,290
BGI Institutional Money Market Fund(c) 5.281%	04/02/2007	3,301,930	3,301,930
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	2,476,448	2,476,448
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	1,155,676	1,155,676
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	825,483	825,483
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	3,037,776	3,037,776
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	825,483	825,483
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,650,965	1,650,965
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,650,965	1,650,965
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	825,483	825,483
Dreyfus Cash Management Plus Money Market Fund(c) 5.145%	04/02/2007	924,540	924,540
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	2,476,448	2,476,448
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	495,290	495,290
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	990,579	990,579
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,981,158	1,981,158
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	990,579	990,579
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,650,965	1,650,965
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,650,965	1,650,965
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c) 5.189%	04/02/2007	336,614	336,614
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,320,772	1,320,772

5

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	$1,981,158	$1,981,158
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,650,965	1,650,965
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,650,965	1,650,965
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,650,965	1,650,965
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	1,485,869	1,485,869
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	330,193	330,193
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	4,848,884	4,848,884
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	1,320,772	1,320,772
Reserve Primary Money Market Fund(c) 5.234%	04/02/2007	1,485,869	1,485,869
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	3,133,711	3,133,711
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	495,290	495,290
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	660,386	660,386
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	1,320,772	1,320,772
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,981,158	1,981,158
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	1,155,676	1,155,676
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	1,155,676	1,155,676
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	330,193	330,193
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	2,476,448	2,476,448
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	990,579	990,579
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	825,483	825,483
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	660,386	660,386
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	2,981,347	2,981,347
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	2,146,255	2,146,255

6

The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	$1,882,100	$1,882,100
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,981,158	1,981,158
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,981,158	1,981,158
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,650,965	1,650,965
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,650,965	1,650,965
			95,535,229
Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 03/30/2007, 3.55%, due 04/02/2007(e)		24,236,485	24,236,485
TOTAL SHORT-TERM INVESTMENTS (Cost $119,771,714)			119,771,714
TOTAL INVESTMENTS — 106.5% (Cost $1,168,192,431)(f)			$1,576,958,549
Other Assets/(Liabilities) — (6.5%)			(95,845,053)
NET ASSETS — 100.0%			$1,481,113,496

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $24,243,655. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date of 11/15/2033, and an aggregate market value, including accrued interest, of $25,448,310.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Indexed Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	74,043	$911,468
Monster Worldwide, Inc.(a)	21,818	1,033,519
Omnicom Group, Inc.	29,414	3,011,405
		4,956,392
Aerospace & Defense — 2.4%
Boeing Co.	140,940	12,530,975
General Dynamics Corp.	72,808	5,562,531
Goodrich Corp.	21,290	1,096,009
Honeywell International, Inc.	143,910	6,628,495
Lockheed Martin Corp.	64,007	6,209,959
Northrop Grumman Corp.	61,278	4,548,053
Raytheon Co.	76,400	4,007,944
Rockwell Collins, Inc.	30,932	2,070,279
United Technologies Corp.	178,262	11,587,030
		54,241,275
Air Transportation — 0.1%
Southwest Airlines Co.	139,065	2,044,255
Apparel, Textiles & Shoes — 0.7%
Abercrombie & Fitch Co. Cl. A	15,600	1,180,608
Coach, Inc.(a)	64,400	3,223,220
The Gap, Inc.	95,203	1,638,444
Jones Apparel Group, Inc.	18,189	558,948
Limited Brands, Inc.	60,459	1,575,562
Liz Claiborne, Inc.	17,292	740,962
Nike, Inc. Cl. B	32,183	3,419,766
Nordstrom, Inc.	39,376	2,084,565
Polo Ralph Lauren Corp.	10,700	943,205
VF Corp.	16,202	1,338,609
		16,703,889
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	28,468	604,660
Ford Motor Co.(b)	328,014	2,588,030
General Motors Corp.(b)	99,045	3,034,739
Genuine Parts Co.	29,312	1,436,288
The Goodyear Tire & Rubber Co.(a) (b)	29,776	928,713
Harley-Davidson, Inc.	45,936	2,698,740
Paccar, Inc.(b)	44,805	3,288,687
		14,579,857

1

Banking, Savings & Loans — 9.0%
Bank of America Corp.	795,876	$40,605,593
The Bank of New York Co., Inc.	137,003	5,555,472
BB&T Corp.	96,016	3,938,576
Broadridge Financial Solutions, Inc.	2,482	48,895
Capital One Financial Corp.	75,910	5,728,169
Comerica, Inc.	29,576	1,748,533
Commerce Bancorp, Inc.(b)	31,000	1,034,780
Compass Bancshares, Inc.	23,000	1,582,400
Fannie Mae	171,179	9,342,950
Fifth Third Bancorp	101,088	3,911,095
First Horizon National Corp.	23,000	955,190
Freddie Mac	121,328	7,217,803
Hudson City Bancorp, Inc.	87,800	1,201,104
JP Morgan Chase & Co.	611,048	29,562,502
KeyCorp	73,568	2,756,593
M&T Bank Corp.	14,200	1,644,786
Marshall and Ilsley Corp.	42,600	1,972,806
Mellon Financial Corp.	70,068	3,022,734
National City Corp.	104,571	3,895,270
Northern Trust Corp.	30,893	1,857,905
Regions Financial Corp.(b)	128,749	4,553,852
SLM Corp.	73,731	3,015,598
Sovereign Bancorp, Inc.	66,739	1,697,840
State Street Corp.	57,068	3,695,153
SunTrust Banks, Inc.	64,434	5,350,599
Synovus Financial Corp.	53,599	1,733,392
U.S. Bancorp	312,434	10,925,817
Wachovia Corp.	335,017	18,442,686
Washington Mutual, Inc.	157,099	6,343,658
Wells Fargo & Co.	597,274	20,564,144
Zions Bancorp	17,500	1,479,100
		205,384,995
Beverages — 2.1%
Anheuser-Busch Cos., Inc.	135,196	6,821,990
Brown-Forman Corp. Cl. B	14,542	953,374
The Coca-Cola Co.	358,172	17,192,256
Coca-Cola Enterprises, Inc.	52,543	1,063,996
Constellation Brands, Inc. Cl. A(a) (b)	35,100	743,418
Molson Coors Brewing Co. Cl. B	8,765	829,344
The Pepsi Bottling Group, Inc.	25,482	812,621
PepsiCo, Inc.	290,666	18,474,731
		46,891,730
Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	138,209	4,227,813
Clear Channel Communications, Inc.	87,721	3,073,744
Comcast Corp. Cl. A(a)	548,694	14,238,609
The DIRECTV Group, Inc.(a)	136,600	3,151,362

2

Dow Jones & Co., Inc.(b)	9,857	$339,771
Gannett Co., Inc.	40,471	2,278,113
The McGraw-Hill Companies, Inc.	62,488	3,929,245
Meredith Corp.	5,689	326,492
New York Times Co. Cl. A(b)	23,000	540,730
The Scripps (E.W.) Co. Cl. A	14,400	643,392
The McClatchy Co. Cl. A	1	32
Time Warner, Inc.	674,194	13,295,106
Tribune Co.	34,895	1,120,478
Viacom, Inc. Cl. B(a)	123,409	5,073,344
		52,238,231
Building Materials & Construction — 0.2%
Masco Corp.	70,492	1,931,481
Vulcan Materials Co.(b)	16,678	1,942,653
		3,874,134
Chemicals — 1.4%
Air Products & Chemicals, Inc.	37,505	2,771,244
The Dow Chemical Co.(b)	167,720	7,691,639
Du Pont (E.I.) de Nemours & Co.	164,650	8,138,650
Eastman Chemical Co.(b)	15,735	996,498
Hercules, Inc.(a)	22,689	443,343
International Flavors & Fragrances, Inc.	14,182	669,674
Monsanto Co.	95,648	5,256,814
PPG Industries, Inc.	27,708	1,948,149
Praxair, Inc.	55,256	3,478,918
Rohm & Haas Co.(b)	24,284	1,255,968
		32,650,897
Commercial Services — 1.4%
Allied Waste Industries, Inc.(a) (b)	39,134	492,697
Apollo Group, Inc. Cl. A(a) (b)	25,900	1,137,010
Block (H&R), Inc.	54,296	1,142,388
Cintas Corp.(b)	23,900	862,790
Convergys Corp.(a)	22,171	563,365
Donnelley (R.R.) & Sons Co.	36,915	1,350,720
eBay, Inc.(a)	206,000	6,828,900
Ecolab, Inc.	32,458	1,395,694
Equifax, Inc.	23,249	847,426
Fluor Corp.(b)	14,835	1,330,996
Moody’s Corp.	41,672	2,586,164
Paychex, Inc.	57,506	2,177,752
PerkinElmer, Inc.	20,474	495,880
Public Storage, Inc.	22,604	2,139,921
Quest Diagnostics, Inc.(b)	29,370	1,464,682
Robert Half International, Inc.(b)	30,900	1,143,609
Ryder System, Inc.(b)	10,705	528,185
Waste Management, Inc.	93,097	3,203,468
Western Union	134,151	2,944,614
		32,636,261

3

Communications — 1.2%
ADC Telecommunications, Inc.(a)	21,270	$356,060
Avaya, Inc.(a)	82,075	969,306
Ciena Corp.(a)	15,128	422,828
Citizens Communications Co.(b)	61,800	923,910
L-3 Communications Holdings, Inc.	21,700	1,898,099
Motorola, Inc.	429,902	7,596,368
Network Appliance, Inc.(a) (b)	65,338	2,386,144
Qualcomm, Inc.	290,518	12,393,498
Tellabs, Inc.(a)	80,723	799,158
		27,745,371
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	41,312	1,553,331
Computer Sciences Corp.(a)	30,296	1,579,330
Sun Microsystems, Inc.(a)	625,704	3,760,481
Teradyne, Inc.(a) (b)	36,406	602,155
Unisys Corp.(a)	54,051	455,650
		7,950,947
Computer Programming Services — 0.2%
Cognizant Technology Solutions Corp. Cl. A(a)	25,700	2,268,539
VeriSign, Inc.(a)	44,900	1,127,888
		3,396,427
Computer Related Services — 0.1%
IAC/InterActiveCorp(a) (b)	38,600	1,455,606
Computers & Information — 3.8%
Apple, Inc.(a)	149,750	13,913,273
Cisco Systems, Inc.(a)	1,070,987	27,342,298
Dell, Inc.(a)	403,748	9,370,991
EMC Corp.(a)	394,833	5,468,437
International Business Machines Corp.	265,302	25,007,367
International Game Technology	58,156	2,348,339
Jabil Circuit, Inc.(b)	31,600	676,556
Lexmark International, Inc. Cl. A(a)	17,928	1,048,071
SanDisk Corp.(a)	40,400	1,769,520
Solectron Corp.(a)	159,353	501,962
		87,446,814
Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	88,623	2,453,085
Hewlett-Packard Co.	472,952	18,984,293
Pitney Bowes, Inc.	41,355	1,877,103
Xerox Corp.(a)	166,777	2,816,864
		26,131,345
Containers — 0.2%
Ball Corp.	17,608	807,327
Bemis Co., Inc.	15,988	533,839
Pactiv Corp.(a)	23,598	796,197

4

Sealed Air Corp.	27,896	$881,514
Temple-Inland, Inc.	18,886	1,128,250
		4,147,127
Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	78,538	2,926,326
Colgate-Palmolive Co.	90,919	6,072,480
The Estee Lauder Cos., Inc. Cl. A	21,100	1,030,735
Kimberly-Clark Corp.	82,281	5,635,426
The Procter & Gamble Co.	558,423	35,269,997
		50,934,964
Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A(a)	20,100	1,183,488
Automatic Data Processing, Inc.	99,208	4,801,667
First Data Corp.	134,951	3,630,182
Fiserv, Inc.(a)	31,401	1,666,137
IMS Health, Inc.	36,625	1,086,298
NCR Corp.(a)	30,436	1,453,928
		13,821,700
Electric Utilities — 3.3%
AES Corp.(a)	119,253	2,566,325
Allegheny Energy, Inc.(a)	30,700	1,508,598
Ameren Corp.(b)	37,042	1,863,213
American Electric Power Co., Inc.	72,408	3,529,890
CenterPoint Energy, Inc.	59,222	1,062,443
CMS Energy Corp.	35,854	638,201
Consolidated Edison, Inc.	42,974	2,194,252
Constellation Energy Group, Inc.	32,564	2,831,440
Dominion Resources, Inc.	62,320	5,532,146
DTE Energy Co.	29,052	1,391,591
Duke Energy Corp.	225,668	4,578,804
Edison International	57,087	2,804,684
Entergy Corp.	37,606	3,945,622
Exelon Corp.	117,548	8,076,723
FirstEnergy Corp.	57,987	3,841,059
FPL Group, Inc.	73,330	4,485,596
Integrys Energy Group, Inc.	13,300	738,283
NiSource, Inc.	45,285	1,106,765
PG&E Corp.	60,481	2,919,418
Pinnacle West Capital Corp.	15,350	740,638
PPL Corp.	64,310	2,630,279
Progress Energy, Inc.(b)	44,121	2,225,463
Public Service Enterprise Group, Inc.	44,882	3,727,001
Southern Co.	131,346	4,813,831
Teco Energy, Inc.(b)	34,600	595,466
TXU Corp.	82,232	5,271,071
		75,618,802

5

Electrical Equipment & Electronics — 5.5%
Advanced Micro Devices, Inc.(a) (b)	97,442	$1,272,593
Altera Corp.(a)	64,804	1,295,432
Analog Devices, Inc.	61,825	2,132,344
Broadcom Corp. Cl. A(a)	81,300	2,607,291
Emerson Electric Co.	143,508	6,183,760
General Electric Co.	1,819,075	64,322,492
Intel Corp.	1,015,232	19,421,388
JDS Uniphase Corp.(a) (b)	38,147	580,979
Johnson Controls, Inc.	33,602	3,179,421
KLA-Tencor Corp.	35,628	1,899,685
Linear Technology Corp.(b)	54,349	1,716,885
LSI Logic Corp.(a) (b)	122,443	1,278,305
Maxim Integrated Products, Inc.	57,299	1,684,591
Micron Technology, Inc.(a)	129,080	1,559,286
Molex, Inc.	26,647	751,445
National Semiconductor Corp.	53,024	1,279,999
Novellus Systems, Inc.(a) (b)	22,931	734,251
Nvidia Corp.(a)	61,800	1,778,604
PMC-Sierra, Inc.(a) (b)	39,679	278,150
QLogic Corp.(a)	29,600	503,200
Rockwell Automation, Inc.	30,132	1,804,003
Sanmina-SCI Corp.(a)	97,624	353,399
Texas Instruments, Inc.	262,569	7,903,327
Xilinx, Inc.	60,768	1,563,561
		126,084,391
Energy — 10.0%
Anadarko Petroleum Corp.	82,708	3,554,790
Apache Corp.	59,456	4,203,539
Ashland, Inc.	11,825	775,720
BJ Services Co.(b)	53,400	1,489,860
Chesapeake Energy Corp.(b)	71,100	2,195,568
Chevron Corp.	383,816	28,387,031
ConocoPhillips Co.	289,818	19,809,060
Devon Energy Corp.	77,400	5,357,628
Dynegy, Inc. Cl. A(a)	59,307	549,183
El Paso Corp.(b)	120,635	1,745,588
ENSCO International, Inc.(b)	26,400	1,436,160
EOG Resources, Inc.	41,900	2,989,146
Exxon Mobil Corp.	1,006,098	75,910,094
Halliburton Co.(b)	176,468	5,601,094
Hess Corp.	46,780	2,594,887
KeySpan Corp.	29,400	1,209,810
Kinder Morgan, Inc.	19,500	2,075,775
Marathon Oil Corp.	61,757	6,103,444
Murphy Oil Corp.	31,700	1,692,780
Nabors Industries Ltd.(a) (b)	52,738	1,564,736
National Oilwell Varco, Inc.(a)	31,300	2,434,827

6

Nicor, Inc.(b)	9,482	$459,118
Noble Corp.	23,700	1,864,716
Occidental Petroleum Corp.	151,502	7,470,564
Peabody Energy Corp.	46,400	1,867,136
Questar Corp.	14,800	1,320,308
Rowan Companies, Inc.	20,766	674,272
Schlumberger Ltd.	209,710	14,490,961
Sempra Energy	45,761	2,791,879
Spectra Energy Corp.	112,734	2,961,522
Sunoco, Inc.	22,612	1,592,789
Transocean, Inc.(a)	50,672	4,139,902
Valero Energy Corp.	105,700	6,816,593
Weatherford International Ltd.(a)	58,800	2,651,880
The Williams Cos., Inc.	107,091	3,047,810
Xcel Energy, Inc.	75,287	1,858,836
XTO Energy, Inc.	64,766	3,549,824
		229,238,830
Entertainment & Leisure — 1.1%
Brunswick Corp.	16,555	527,277
Harrah’s Entertainment, Inc.	33,016	2,788,201
News Corp., Inc. Cl. A	417,200	9,645,664
The Walt Disney Co.	368,784	12,697,233
		25,658,375
Financial Services — 6.4%
American Express Co.	213,760	12,056,064
Ameriprise Financial, Inc.	43,592	2,490,847
Apartment Investment & Management Co. Cl. A(b)	18,000	1,038,420
Archstone-Smith Trust REIT	36,800	1,997,504
AvalonBay Communities, Inc.(b)	14,600	1,898,000
The Bear Stearns Cos., Inc.	20,695	3,111,493
The Charles Schwab Corp.	182,605	3,339,845
Chicago Mercantile Exchange Holdings, Inc.	6,100	3,248,006
CIT Group, Inc.	33,700	1,783,404
Citigroup, Inc.	866,541	44,488,215
Countrywide Financial Corp.	102,898	3,461,489
E*TRADE Financial Corp.(a)	74,900	1,589,378
Federated Investors, Inc. Cl. B	16,600	609,552
Fidelity National Information Services, Inc.	27,600	1,254,696
Franklin Resources, Inc.	30,130	3,640,608
The Goldman Sachs Group, Inc.	72,700	15,022,001
Huntington Bancshares, Inc.(b)	45,621	996,819
Janus Capital Group, Inc.	37,194	777,727
Legg Mason, Inc.	22,600	2,129,146
Lehman Brothers Holdings, Inc.	94,236	6,603,117
Merrill Lynch & Co., Inc.	156,570	12,787,072
Morgan Stanley	186,499	14,688,661
PNC Financial Services Group, Inc.	61,213	4,405,500

7

T. Rowe Price Group, Inc.	48,026	$2,266,347
		145,683,911
Food Retailers — 0.2%
Starbucks Corp.(a)	132,496	4,155,075
SuperValu, Inc.	34,841	1,361,238
		5,516,313
Foods — 1.6%
Archer-Daniels-Midland Co.	114,879	4,216,059
Campbell Soup Co.	37,646	1,466,312
ConAgra Foods, Inc.	91,369	2,276,002
Dean Foods Co.(a)	23,100	1,079,694
General Mills, Inc.	62,851	3,659,185
Heinz (H. J.) Co.	56,422	2,658,605
The Hershey Co.(b)	30,384	1,660,789
Kellogg Co.	43,216	2,222,599
Kraft Foods, Inc. Cl. A	34,200	1,082,772
The Kroger Co.	123,775	3,496,644
McCormick & Co., Inc.	21,000	808,920
Safeway, Inc.	77,777	2,849,749
Sara Lee Corp.	129,636	2,193,441
Sysco Corp.	111,178	3,761,152
Tyson Foods, Inc. Cl. A(b)	41,600	807,456
Wrigley (Wm.) Jr. Co.	40,355	2,055,280
		36,294,659
Forest Products & Paper — 0.3%
International Paper Co.	77,988	2,838,763
MeadWestvaco Corp.	30,750	948,330
Plum Creek Timber Co., Inc.	29,500	1,162,890
Weyerhaeuser Co.	36,664	2,740,267
		7,690,250
Healthcare — 0.9%
Coventry Health Care, Inc.(a) (b)	26,990	1,512,790
Express Scripts, Inc.(a)	24,500	1,977,640
Humana, Inc.(a)	28,396	1,647,536
Laboratory Corp. of America Holdings(a) (b)	21,800	1,583,334
Manor Care, Inc.(b)	13,881	754,571
Tenet Healthcare Corp.(a) (b)	76,128	489,503
UnitedHealth Group, Inc.	238,396	12,627,836
		20,593,210
Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.(b)	20,810	869,442
D.R. Horton, Inc.(b)	48,900	1,075,800
Harman International Industries, Inc.	11,100	1,066,488
KB Home(b)	14,470	617,435
Leggett & Platt, Inc.(b)	30,747	697,034
Lennar Corp. Cl. A(b)	23,200	979,272
Pulte Homes, Inc.	35,792	947,056
Whirlpool Corp.(b)	12,995	1,103,405
		7,355,932

8

Household Products — 0.4%
The Black & Decker Corp.	12,950	$1,056,979
The Clorox Co.	25,615	1,631,419
Fortune Brands, Inc.(b)	25,680	2,024,098
Newell Rubbermaid, Inc.	45,971	1,429,238
The Sherwin-Williams Co.	18,989	1,254,034
Snap-on, Inc.	8,403	404,184
The Stanley Works(b)	13,555	750,405
		8,550,357
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	13,766	1,063,286
Industrial - Diversified — 1.8%
3M Co.	131,498	10,050,392
Cooper Industries Ltd. Cl. A	29,930	1,346,551
Corning, Inc.(a)	275,761	6,270,805
Danaher Corp.	40,200	2,872,290
Eaton Corp.	25,256	2,110,391
Illinois Tool Works, Inc.	72,066	3,718,606
ITT Corp.	30,910	1,864,491
Textron, Inc.	21,955	1,971,559
Tyco International Ltd.	352,554	11,123,079
		41,328,164
Information Retrieval Services — 1.2%
Google, Inc. Cl. A(a)	38,464	17,622,666
Juniper Networks, Inc.(a)	100,600	1,979,808
Yahoo!, Inc.(a)	217,320	6,799,943
		26,402,417
Insurance — 5.4%
ACE Ltd.	55,800	3,183,948
Aetna, Inc.	92,996	4,072,295
AFLAC, Inc.	88,838	4,180,716
Allstate Corp.	111,615	6,703,597
Ambac Financial Group, Inc.	18,900	1,632,771
American International Group, Inc.	461,108	30,995,680
Aon Corp.	55,352	2,101,162
Chubb Corp.	70,318	3,633,331
Cigna Corp.	18,788	2,680,296
Cincinnati Financial Corp.	27,885	1,182,324
Genworth Financial, Inc. Cl. A	81,300	2,840,622
The Hartford Financial Services Group, Inc.	57,034	5,451,310
Lincoln National Corp.	49,103	3,328,692
Loews Corp.	78,344	3,559,168
Marsh & McLennan Cos., Inc.	97,052	2,842,653
MBIA, Inc.(b)	24,611	1,611,774
Metlife, Inc.	133,100	8,405,265
MGIC Investment Corp.(b)	15,887	936,062
Principal Financial Group, Inc.	46,100	2,760,007
Progressive Corp.	131,148	2,861,649

9

Prudential Financial, Inc.(b)	85,200	$7,690,152
Safeco Corp.	21,425	1,423,263
Torchmark Corp.	18,026	1,182,325
St. Paul Travelers Companies	121,159	6,272,401
Unum Group	63,725	1,467,587
WellPoint, Inc.(a)	110,340	8,948,574
XL Capital Ltd. Cl. A	31,000	2,168,760
		124,116,384
Lodging — 0.5%
Hilton Hotels Corp.	68,751	2,472,286
Host Hotels & Resorts, Inc. REIT	92,200	2,425,782
Marriott International, Inc. Cl. A	57,846	2,832,140
Starwood Hotels & Resorts Worldwide, Inc.	37,127	2,407,686
Wyndham Worldwide Corp.(a)	33,988	1,160,690
		11,298,584
Machinery & Components — 1.1%
Baker Hughes, Inc.	56,983	3,768,286
Caterpillar, Inc.	116,032	7,777,625
Cummins, Inc.(b)	9,573	1,385,405
Deere & Co.	41,513	4,509,972
Dover Corp.	34,259	1,672,182
Ingersoll-Rand Co. Ltd. Cl. A	57,172	2,479,550
Pall Corp.	19,618	745,484
Parker Hannifin Corp.	21,898	1,890,016
Smith International, Inc.	34,000	1,633,700
		25,862,220
Manufacturing — 0.4%
American Standard Cos., Inc.	32,100	1,701,942
Applied Materials, Inc.	243,752	4,465,537
Avery Dennison Corp.	17,698	1,137,273
Millipore Corp.(a) (b)	9,181	665,347
Terex Corp.(a)	18,600	1,334,736
		9,304,835
Medical Supplies — 2.2%
Agilent Technologies, Inc.(a)	73,405	2,473,014
Allergan, Inc.	27,629	3,061,846
Applera Corp. - Applied Biosystems Group	34,068	1,007,391
Bard (C.R.), Inc.	17,178	1,365,823
Bausch & Lomb, Inc.(b)	8,994	460,133
Baxter International, Inc.	117,126	6,169,026
Becton, Dickinson & Co.	42,346	3,255,984
Biomet, Inc.	43,894	1,865,056
Boston Scientific Corp.(a)	211,240	3,071,430
Medtronic, Inc.	204,914	10,053,081
Patterson Cos., Inc.(a)	23,900	848,211
St. Jude Medical, Inc.(a)	63,692	2,395,456
Stryker Corp.	53,402	3,541,621
Tektronix, Inc.	16,770	472,243

10

Thermo Fisher Scientific, Inc.(a)	73,275	$3,425,606
Varian Medical Systems, Inc.(a)	22,700	1,082,563
Waters Corp.(a)	18,900	1,096,200
Zimmer Holdings, Inc.(a)	42,878	3,662,210
		49,306,894
Metals & Mining — 0.9%
Alcoa, Inc.	152,066	5,155,037
Allegheny Technologies, Inc.	17,547	1,872,089
CONSOL Energy, Inc.	30,900	1,209,117
Freeport-McMoran Copper & Gold, Inc.(b)	66,420	4,396,340
Newmont Mining Corp.	77,697	3,262,497
Nucor Corp.	52,400	3,412,812
United States Steel Corp.	21,556	2,137,709
		21,445,601
Pharmaceuticals — 8.0%
Abbott Laboratories	272,937	15,229,885
AmerisourceBergen Corp.	34,032	1,795,188
Amgen, Inc.(a)	206,490	11,538,661
Barr Pharmaceuticals, Inc.(a)	18,200	843,570
Biogen Idec, Inc.(a)	60,591	2,689,029
Bristol-Myers Squibb Co.	348,284	9,668,364
Cardinal Health, Inc.	70,579	5,148,738
Celgene Corp.(a)	66,400	3,483,344
Eli Lilly & Co.	172,595	9,270,077
Forest Laboratories, Inc.(a)	55,300	2,844,632
Genzyme Corp.(a)	46,100	2,766,922
Gilead Sciences, Inc.(a)	81,838	6,260,607
Hospira, Inc.(a)	26,193	1,071,294
Johnson & Johnson	512,000	30,853,120
King Pharmaceuticals, Inc.(a)	45,348	891,995
McKesson Corp.	52,898	3,096,649
Medco Health Solutions, Inc.(a)	51,941	3,767,281
MedImmune, Inc.(a) (b)	43,769	1,592,754
Merck & Co., Inc.	383,862	16,955,185
Mylan Laboratories, Inc.(b)	36,500	771,610
Pfizer, Inc.	1,271,721	32,123,673
Schering-Plough Corp.	259,086	6,609,284
Sigma-Aldrich Corp.	24,702	1,025,627
Watson Pharmaceutical, Inc.(a)	19,871	525,191
Wyeth	239,404	11,977,382
		182,800,062
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(b)	52,947	1,194,484
Prepackaged Software — 3.1%
Adobe Systems, Inc.(a)	101,344	4,226,045
BMC Software, Inc.(a)	35,631	1,097,078
CA, Inc.	77,387	2,005,097
Citrix Systems, Inc.(a)	32,927	1,054,652

11

Compuware Corp.(a)	69,337	$658,008
Electronic Arts, Inc.(a)	54,700	2,754,692
Intuit, Inc.(a)	59,600	1,630,656
Microsoft Corp.	1,525,440	42,514,013
Novell, Inc.(a)	63,682	459,784
Oracle Corp.(a)	703,628	12,756,776
Symantec Corp.(a) (b)	162,282	2,807,479
		71,964,280
Real Estate — 0.9%
Boston Properties, Inc.	21,400	2,512,360
CB Richard Ellis Group, Inc. Cl. A(a)	32,600	1,114,268
Developers Diversified Realty Corp. REIT	22,500	1,415,250
Equity Residential REIT	53,300	2,570,659
Kimco Realty Corp.(b)	40,700	1,983,718
ProLogis	44,000	2,856,920
Realogy Corp.(a)	40,382	1,195,711
Simon Property Group, Inc. REIT	39,400	4,383,250
Vornado Realty Trust	22,000	2,625,480
		20,657,616
Restaurants — 0.6%
Darden Restaurants, Inc.(b)	24,128	993,832
McDonald’s Corp.	220,760	9,945,238
Wendy’s International, Inc.	19,301	604,121
Yum! Brands, Inc.	48,420	2,796,739
		14,339,930
Retail — 4.8%
Amazon.com, Inc.(a) (b)	55,094	2,192,190
AutoZone, Inc.(a)	9,336	1,196,315
Bed Bath & Beyond, Inc.(a)	48,196	1,936,033
Best Buy Co., Inc.	69,911	3,406,064
Big Lots, Inc.(a) (b)	18,996	594,195
Circuit City Stores, Inc.	25,659	475,461
Costco Wholesale Corp.	82,089	4,419,672
CVS/Caremark Corp.(b)	271,132	9,256,446
Dillards, Inc. Cl. A(b)	11,365	371,976
Dollar General Corp.(b)	52,431	1,108,916
Family Dollar Stores, Inc.	25,924	767,869
Federated Department Stores, Inc.	95,462	4,300,563
The Home Depot, Inc.	362,687	13,325,120
J.C. Penney Co., Inc.(b)	39,161	3,217,468
Kohl’s Corp.(a)	56,676	4,341,948
Lowe’s Companies, Inc.(b)	267,000	8,407,830
Office Depot, Inc.(a)	49,859	1,752,045
OfficeMax, Inc.	13,101	690,947
RadioShack Corp.(b)	23,830	644,125
Sears Holdings Corp.(a)	14,598	2,629,976
Staples, Inc.	130,284	3,366,539
Target Corp.	150,510	8,919,223

12

Tiffany & Co.	24,156	$1,098,615
The TJX Cos., Inc.	79,060	2,131,458
Walgreen Co.	175,780	8,066,544
Wal-Mart Stores, Inc.	436,973	20,515,882
		109,133,420
Retail - Grocery — 0.1%
Whole Foods Market, Inc.	25,500	1,143,675
Telephone Utilities — 3.6%
Alltel Corp.	68,657	4,256,734
AT&T, Inc.	1,103,975	43,529,734
CenturyTel, Inc.	21,848	987,311
Embarq Corp.	25,005	1,409,032
Qwest Communications International, Inc.(a) (b)	278,821	2,506,601
Sprint Nextel Corp.	509,313	9,656,574
Verizon Communications, Inc.	516,763	19,595,653
Windstream Corp.	88,363	1,298,052
		83,239,691
Tobacco — 1.6%
Altria Group, Inc.	371,739	32,642,402
Reynolds American, Inc.(b)	31,000	1,934,710
UST, Inc.	28,987	1,680,666
		36,257,778
Toys, Games — 0.1%
Hasbro, Inc.	30,304	867,300
Mattel, Inc.	67,952	1,873,437
		2,740,737
Transportation — 1.8%
Burlington Northern Santa Fe Corp.	62,856	5,055,508
C.H. Robinson Worldwide, Inc.(b)	30,800	1,470,700
Carnival Corp.	78,368	3,672,324
CSX Corp.	78,872	3,158,824
FedEx Corp.	53,412	5,738,051
Norfolk Southern Corp.	72,977	3,692,636
Union Pacific Corp.	47,638	4,837,639
United Parcel Service, Inc. Cl. B	191,300	13,410,130
		41,035,812
Travel — 0.0%
Sabre Holdings Corp. Cl. A	23,928	783,642
TOTAL EQUITIES (Cost $1,828,868,707)		2,252,936,759

13

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.4%
Cash Equivalents — 4.8%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$2,878,168	$2,878,168
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	767,511	767,511
American Beacon Money Market Fund(c)		3,226,376	3,226,376
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,918,777	1,918,777
Bank of America 5.270%	05/07/2007	1,918,777	1,918,777
Bank of America 5.270%	05/08/2007	1,918,777	1,918,777
Bank of America 5.310%	05/17/2007	575,633	575,633
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	1,535,022	1,535,022
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	1,151,266	1,151,266
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	767,511	767,511
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	767,511	767,511
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	383,755	383,755
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,918,777	1,918,777
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	383,755	383,755
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	383,755	383,755
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	767,511	767,511
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	959,389	959,389
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	1,726,900	1,726,900
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	575,633	575,633
BGI Institutional Money Market Fund(c)		3,837,554	3,837,554
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	2,878,166	2,878,166
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	1,343,144	1,343,144
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	959,389	959,389

14

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$3,530,550	$3,530,550
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	959,389	959,389
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,918,777	1,918,777
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,918,777	1,918,777
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	959,389	959,389
Dreyfus Cash Management Plus Money Market Fund(c)		1,074,515	1,074,515
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	2,878,166	2,878,166
Federal Home Loan Bank 5.181%	04/13/2007	575,633	575,633
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	1,151,266	1,151,266
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	2,302,533	2,302,533
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	1,151,266	1,151,266
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,918,777	1,918,777
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,918,777	1,918,777
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		391,218	391,218
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,535,022	1,535,022
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	2,302,533	2,302,533
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,918,777	1,918,777
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,918,777	1,918,777
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,918,777	1,918,777
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	1,726,900	1,726,900
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	383,755	383,755
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	5,635,448	5,635,448
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	1,535,022	1,535,022

15

Reserve Primary Money Market Fund(c)		$1,726,900	$1,726,900
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	3,642,048	3,642,048
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	575,633	575,633
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	767,511	767,511
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	1,535,022	1,535,022
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	2,302,533	2,302,533
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	1,343,144	1,343,144
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	1,343,144	1,343,144
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	383,755	383,755
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	2,878,166	2,878,166
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	1,151,266	1,151,266
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	959,389	959,389
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	767,511	767,511
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	3,464,968	3,464,968
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	2,494,410	2,494,410
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	2,187,406	2,187,406
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	2,302,533	2,302,533
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	2,302,533	2,302,533
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,918,777	1,918,777
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,918,777	1,918,777
			111,032,527
Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 03/30/2007, 3.55%, due 04/02/2007(f)		33,515,265	33,515,265

16

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(d) 4.946%	08/09/2007	$3,185,000	$3,128,115
TOTAL SHORT-TERM INVESTMENTS (Cost $147,675,907)			147,675,907
TOTAL INVESTMENTS — 104.8% (Cost $1,976,544,614)(g)			$2,400,612,666
Other Assets/(Liabilities) — (4.8%)			(110,318,563)
NET ASSETS — 100.0%			$2,290,294,103

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $33,525,180. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date 1/15/2033, and an aggregate market value, including accrued interest, of $35,191,029.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select Core Opportunities Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.3%
COMMON STOCK — 96.3%
Air Transportation — 1.1%
Continental Airlines, Inc. Cl. B(a)	13,200	$480,348
Automotive & Parts — 1.3%
Ford Motor Co.(b)	71,000	560,190
Banking, Savings & Loans — 2.2%
Bank of America Corp.	13,800	704,076
Capital One Financial Corp.	3,244	244,792
		948,868
Beverages — 3.2%
The Coca-Cola Co.	14,900	715,200
Diageo PLC Sponsored ADR (United Kingdom)	8,200	663,790
		1,378,990
Broadcasting, Publishing & Printing — 1.9%
Time Warner, Inc.	12,100	238,612
Viacom, Inc. Cl. B(a)	13,400	550,874
		789,486
Building Materials & Construction — 0.9%
USG Corp.(a) (b)	8,623	402,522
Chemicals — 3.6%
Du Pont (E.I.) de Nemours & Co.(b)	14,300	706,849
PPG Industries, Inc.	11,800	829,658
		1,536,507
Commercial Services — 5.1%
ABB Ltd. Sponsored ADR (Switzerland)	37,500	644,250
Siemens AG Sponsored ADR (Germany)(b)	2,290	245,488
Waste Management, Inc.	17,900	615,939
Western Union	29,700	651,915
		2,157,592
Computers & Information — 7.3%
Cisco Systems, Inc.(a)	42,700	1,090,131
Dell, Inc.(a)	41,700	967,857
Seagate Technology	44,685	1,041,160
		3,099,148
Cosmetics & Personal Care — 2.3%
The Procter & Gamble Co.	15,300	966,348
Data Processing & Preparation — 1.9%
First Data Corp.	30,500	820,450

1

Electric Utilities — 1.2%
Exelon Corp.	7,600	$522,196
Electrical Equipment & Electronics — 15.2%
Broadcom Corp. Cl. A(a)	6,100	195,627
General Electric Co.	53,700	1,898,832
Intel Corp.	96,000	1,836,480
Rockwell Automation, Inc.	10,500	628,635
STMicroelectronics NV NY Shares	43,500	835,200
Texas Instruments, Inc.	35,500	1,068,550
		6,463,324
Energy — 8.8%
Chesapeake Energy Corp.(b)	13,300	410,704
Halliburton Co.	28,100	891,894
Peabody Energy Corp.	11,103	446,785
Schlumberger Ltd.	10,200	704,820
Transocean, Inc.(a)	15,900	1,299,030
		3,753,233
Financial Services — 10.6%
The Charles Schwab Corp.	79,700	1,457,713
Citigroup, Inc.	28,800	1,478,592
Franklin Resources, Inc.	4,900	592,067
Legg Mason, Inc.(b)	10,300	970,363
		4,498,735
Foods — 1.2%
General Mills, Inc.	8,983	522,990
Forest Products & Paper — 0.3%
Weyerhaeuser Co.	1,410	105,383
Home Construction, Furnishings & Appliances — 0.6%
Toll Brothers, Inc.(a) (b)	10,000	273,800
Information Retrieval Services — 2.5%
Yahoo!, Inc.(a) (b)	33,900	1,060,731
Insurance — 3.5%
Ambac Financial Group, Inc.	4,363	376,920
American International Group, Inc.	16,700	1,122,574
		1,499,494
Machinery & Components — 4.1%
Caterpillar, Inc.	20,100	1,347,303
Deere & Co.	3,461	376,003
		1,723,306
Medical Supplies — 1.6%
Medtronic, Inc.	13,600	667,216
Pharmaceuticals — 7.3%
Gilead Sciences, Inc.(a)	12,500	956,250
Novartis AG ADR (Switzerland)	13,600	742,968

2

Pfizer, Inc.	33,900	$856,314
Wyeth	11,200	560,336
		3,115,868
Prepackaged Software — 0.7%
Microsoft Corp.	10,000	278,700
Retail — 5.5%
Best Buy Co., Inc.	18,600	906,192
The Home Depot, Inc.	27,200	999,328
Tiffany & Co.	9,800	445,704
		2,351,224
Telephone Utilities — 0.7%
Sprint Nextel Corp.	15,800	299,568
Transportation — 1.7%
United Parcel Service, Inc. Cl. B(b)	10,200	715,020
TOTAL EQUITIES (Cost $40,387,586)		40,991,237

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.1%
Cash Equivalents — 11.9%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$131,609	$131,609
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	35,096	35,096
American Beacon Money Market Fund(c)		147,531	147,531
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	87,739	87,739
Bank of America 5.270%	05/07/2007	87,739	87,739
Bank of America 5.270%	05/08/2007	87,739	87,739
Bank of America 5.310%	05/17/2007	26,322	26,322
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	70,191	70,191
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	52,644	52,644
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	35,096	35,096
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	35,096	35,096
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	17,548	17,548
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	87,739	87,739

3

Barclays Eurodollar Time Deposit 5.285%	05/07/2007	$17,548	$17,548
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	17,548	17,548
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	35,096	35,096
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	43,870	43,870
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	78,965	78,965
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	26,322	26,322
BGI Institutional Money Market Fund(c)		175,479	175,479
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	131,609	131,609
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	61,418	61,418
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	43,870	43,870
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	161,440	161,440
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	43,870	43,870
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	87,739	87,739
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	87,739	87,739
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	43,870	43,870
Dreyfus Cash Management Plus Money Market Fund(c)		49,134	49,134
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	131,609	131,609
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	26,322	26,322
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	52,644	52,644
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	105,287	105,287
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	52,644	52,644
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	87,739	87,739
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	87,739	87,739
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		17,889	17,889

4

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	$70,191	$70,191
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	105,287	105,287
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	87,739	87,739
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	87,739	87,739
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	87,739	87,739
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	78,965	78,965
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	17,548	17,548
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	257,691	257,691
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	70,191	70,191
Reserve Primary Money Market Fund(c)		78,965	78,965
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	166,539	166,539
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	26,322	26,322
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	35,096	35,096
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	70,191	70,191
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	105,287	105,287
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	61,418	61,418
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	61,418	61,418
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	17,548	17,548
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	131,609	131,609
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	52,644	52,644
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	43,870	43,870
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	35,096	35,096
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	158,442	158,442

5

Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	$114,061	$114,061
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	100,023	100,023
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	105,287	105,287
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	105,287	105,287
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	87,739	87,739
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	87,739	87,739
			5,077,150
Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		492,705	492,705
TOTAL SHORT-TERM INVESTMENTS (Cost $5,569,855)			5,569,855
TOTAL INVESTMENTS — 109.4% (Cost $45,957,441)(f)			$46,561,092
Other Assets/(Liabilities) — (9.4%)			(3,990,467)
NET ASSETS — 100.0%			$42,570,625

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $492,851. Collateralized by a U.S. Government Agency Obligation with a rate of 8.125%, maturity date of 5/25/2024, and an aggregate market value, including accrued interest, of $517,341.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Advertising — 0.6%
Monster Worldwide, Inc.(a)	55,600	$2,633,772
Aerospace & Defense — 1.1%
General Dynamics Corp.	37,900	2,895,560
Rockwell Collins, Inc.	21,100	1,412,223
United Technologies Corp.	9,900	643,500
		4,951,283
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	41,800	2,092,090
Nike, Inc. Cl. B	6,000	637,560
		2,729,650
Banking, Savings & Loans — 4.3%
Mellon Financial Corp.	59,200	2,553,888
Northern Trust Corp.	57,500	3,458,050
SLM Corp.	45,100	1,844,590
State Street Corp.	117,500	7,608,125
Wells Fargo & Co.	92,800	3,195,104
		18,659,757
Beverages — 0.7%
PepsiCo, Inc.	48,200	3,063,592
Broadcasting, Publishing & Printing — 1.4%
Grupo Televisa SA Sponsored ADR (Mexico)	71,700	2,136,660
Time Warner, Inc.	58,200	1,147,704
Viacom, Inc. Cl. B(a)	64,400	2,647,484
		5,931,848
Chemicals — 0.9%
Monsanto Co.	68,000	3,737,280
Commercial Services — 0.9%
Accenture Ltd. Cl. A	10,600	408,524
eBay, Inc.(a)	107,200	3,553,680
Paychex, Inc.	800	30,296
		3,992,500
Communications — 4.9%
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	105,800	5,056,182
American Tower Corp. Cl. A(a)	159,500	6,212,525
Nokia Oyj Sponsored ADR (Finland)	142,000	3,254,640
Qualcomm, Inc.	84,900	3,621,834
Rogers Communications, Inc. Cl. B(b)	105,600	3,459,456
		21,604,637

1

Communications Equipment — 0.5%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(b)	64,400	$2,388,596
Computer Integrated Systems Design — 0.6%
Autodesk, Inc.(a)	70,400	2,647,040
Computers & Information — 5.0%
Apple, Inc.(a)	63,200	5,871,912
Cisco Systems, Inc.(a)	310,000	7,914,300
Dell, Inc.(a)	74,100	1,719,861
EMC Corp.(a)	151,000	2,091,350
International Game Technology	105,000	4,239,900
		21,837,323
Computers & Office Equipment — 0.1%
Hewlett-Packard Co.	13,400	537,876
Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	109,800	6,934,968
Data Processing & Preparation — 1.3%
Automatic Data Processing, Inc.	114,600	5,546,640
Electrical Equipment & Electronics — 8.4%
Analog Devices, Inc.	81,800	2,821,282
ASML Holding NV(a) (b)	65,500	1,621,125
Garmin Ltd.(b)	1,400	75,810
General Electric Co.	448,100	15,844,816
Intel Corp.	137,100	2,622,723
Marvell Technology Group Ltd.(a)	222,400	3,738,544
Maxim Integrated Products, Inc.	113,300	3,331,020
Texas Instruments, Inc.	97,900	2,946,790
Xilinx, Inc.	148,100	3,810,613
		36,812,723
Energy — 4.9%
EOG Resources, Inc.	19,200	1,369,728
Exxon Mobil Corp.	67,500	5,092,875
Murphy Oil Corp.	40,700	2,173,380
Schlumberger Ltd.	138,300	9,556,530
Sunoco, Inc.	1,800	126,792
Total SA Sponsored ADR (France)	47,500	3,314,550
		21,633,855
Financial Services — 13.9%
American Express Co.	111,000	6,260,400
Ameriprise Financial, Inc.	25,000	1,428,500
The Charles Schwab Corp.	224,300	4,102,447
Chicago Mercantile Exchange Holdings, Inc.	5,200	2,768,792
Citigroup, Inc.	104,000	5,339,360
Countrywide Financial Corp.	71,900	2,418,716
Deutsche Boerse AG	7,000	1,598,909
E*TRADE Financial Corp.(a)	178,500	3,787,770

2

Franklin Resources, Inc.	60,800	$7,346,464
The Goldman Sachs Group, Inc.	29,600	6,116,248
IntercontinentalExchange, Inc.(a) (b)	11,600	1,417,636
Legg Mason, Inc.	42,700	4,022,767
Merrill Lynch & Co., Inc.	38,400	3,136,128
Morgan Stanley	69,000	5,434,440
UBS AG Registered	97,300	5,774,443
		60,953,020
Foods — 0.4%
Sysco Corp.	45,900	1,552,797
Healthcare — 3.4%
Express Scripts, Inc.(a)	37,600	3,035,072
Humana, Inc.(a)	28,400	1,647,768
Laboratory Corp. of America Holdings(a) (b)	13,300	965,979
UnitedHealth Group, Inc.	173,600	9,195,592
		14,844,411
Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries, Inc.	36,400	3,497,312
Household Products — 0.0%
Fortune Brands, Inc.	1,300	102,466
Industrial - Diversified — 4.1%
Corning, Inc.(a)	74,800	1,700,952
Danaher Corp.	147,200	10,517,440
Illinois Tool Works, Inc.	38,400	1,981,440
Tyco International Ltd.	126,700	3,997,385
		18,197,217
Information Retrieval Services — 3.7%
Google, Inc. Cl. A(a)	21,800	9,987,888
Juniper Networks, Inc.(a)	195,700	3,851,376
Yahoo!, Inc.(a)	79,400	2,484,426
		16,323,690
Insurance — 5.1%
Aetna, Inc.	74,600	3,266,734
American International Group, Inc.	107,200	7,205,984
The Hartford Financial Services Group, Inc.	19,200	1,835,136
Prudential Financial, Inc.(b)	50,100	4,522,026
WellPoint, Inc.(a)	69,700	5,652,670
		22,482,550
Lodging — 1.6%
Marriott International, Inc. Cl. A	70,100	3,432,096
MGM Mirage(a)	10,100	702,152
Wynn Resorts Ltd.(b)	29,300	2,779,398
		6,913,646

3

Machinery & Components — 2.6%
Baker Hughes, Inc.	66,800	$4,417,484
Joy Global, Inc.	14,200	609,180
Smith International, Inc.	130,300	6,260,915
		11,287,579
Manufacturing — 0.3%
Applied Materials, Inc.	67,500	1,236,600
Medical Supplies — 3.4%
Allergan, Inc.	12,700	1,407,414
Baxter International, Inc.	13,800	726,846
Medtronic, Inc.	104,000	5,102,240
St. Jude Medical, Inc.(a)	79,900	3,005,039
Stryker Corp.	57,700	3,826,664
Thermo Fisher Scientific, Inc.(a)	17,900	836,825
		14,905,028
Pharmaceuticals — 9.2%
Alcon, Inc.	5,400	711,828
Amgen, Inc.(a)	60,900	3,403,092
Cardinal Health, Inc.	23,900	1,743,505
Celgene Corp.(a)	58,200	3,053,172
Eli Lilly & Co.	22,800	1,224,588
Genentech, Inc.(a)	74,900	6,150,788
Gilead Sciences, Inc.(a)	91,800	7,022,700
Johnson & Johnson	600	36,156
Medco Health Solutions, Inc.(a)	58,600	4,250,258
Merck & Co., Inc.	18,300	808,311
Novartis AG(c)	58,500	3,184,150
Roche Holding AG	23,934	4,224,746
Schering-Plough Corp.	19,900	507,649
Sepracor, Inc.(a) (b)	30,000	1,398,900
Wyeth	57,400	2,871,722
		40,591,565
Prepackaged Software — 4.8%
Adobe Systems, Inc.(a)	78,300	3,265,110
Electronic Arts, Inc.(a)	37,800	1,903,608
Intuit, Inc.(a)	49,900	1,365,264
Microsoft Corp.	400,700	11,167,509
Oracle Corp.(a)	196,000	3,553,480
		21,254,971
Restaurants — 0.1%
McDonald’s Corp.	14,000	630,700
Retail — 7.8%
Amazon.com, Inc.(a) (b)	115,700	4,603,703
Bed Bath & Beyond, Inc.(a)	53,900	2,165,163
Best Buy Co., Inc.	10,000	487,200
CVS/Caremark Corp.(b)	230,168	7,857,936
The Home Depot, Inc.	68,800	2,527,712

4

Kohl’s Corp.(a)	101,200	$7,752,932
Target Corp.	88,200	5,226,732
Wal-Mart Stores, Inc.	77,000	3,615,150
		34,236,528
Transportation — 0.5%
Expeditors International of Washington, Inc.	48,700	2,012,284
TOTAL EQUITIES (Cost $395,545,937)		436,665,704

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.6%
Cash Equivalents — 6.9%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$785,725	$785,725
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	209,527	209,527
American Beacon Money Market Fund(d)		880,785	880,785
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	523,816	523,816
Bank of America 5.270%	05/07/2007	523,816	523,816
Bank of America 5.270%	05/08/2007	523,816	523,816
Bank of America 5.310%	05/17/2007	157,144	157,144
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	419,053	419,053
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	314,290	314,290
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	209,526	209,526
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	209,527	209,527
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	104,763	104,763
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	523,817	523,817
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	104,763	104,763
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	104,763	104,763
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	209,527	209,527
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	261,908	261,908
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	471,435	471,435

5

Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	$157,145	$157,145
BGI Institutional Money Market Fund(d)		1,047,633	1,047,633
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	785,725	785,725
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	366,672	366,672
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	261,908	261,908
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	963,823	963,823
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	261,908	261,908
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	523,817	523,817
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	523,817	523,817
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	261,908	261,908
Dreyfus Cash Management Plus Money Market Fund(d)		293,337	293,337
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	785,725	785,725
Federal Home Loan Bank 5.181%	04/13/2007	157,145	157,145
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	314,290	314,290
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	628,580	628,580
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	314,290	314,290
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	523,817	523,817
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	523,817	523,817
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		106,801	106,801
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	419,053	419,053
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	628,580	628,580
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	523,817	523,817
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	523,817	523,817

6

Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	$523,817	$523,817
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	471,435	471,435
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	104,763	104,763
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,538,450	1,538,450
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	419,053	419,053
Reserve Primary Money Market Fund(d)		471,435	471,435
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	994,261	994,261
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	157,145	157,145
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	209,527	209,527
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	419,053	419,053
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	628,580	628,580
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	366,672	366,672
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	366,672	366,672
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	104,763	104,763
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	785,725	785,725
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	314,290	314,290
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	261,908	261,908
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	209,527	209,527
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	945,919	945,919
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	680,962	680,962
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	597,151	597,151
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	628,580	628,580
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	628,580	628,580

7

UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	$523,817	$523,817
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	523,817	523,817
			30,311,328
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		3,132,651	3,132,651
TOTAL SHORT-TERM INVESTMENTS (Cost $33,443,979)			33,443,979
TOTAL INVESTMENTS — 107.1% (Cost $428,989,916)(g)			$470,109,683
Other Assets/(Liabilities) — (7.1%)			(31,005,607)
NET ASSETS — 100.0%			$439,104,076

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $3,133,578. Collaterized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date 11/25/2021, and an aggregate market value, including accrued interest, of $3,289,284.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Advertising — 0.7%
Monster Worldwide, Inc.(a)	6,100	$288,958
Aerospace & Defense — 5.1%
Boeing Co.	14,990	1,332,761
Rockwell Collins, Inc.	7,570	506,660
Spirit AeroSystems Holdings, Inc. Cl. A(a)	10,500	334,425
		2,173,846
Apparel, Textiles & Shoes — 1.1%
Nike, Inc. Cl. B	4,400	467,544
Banking, Savings & Loans — 1.8%
JP Morgan Chase & Co.	15,750	761,985
Beverages — 1.2%
PepsiCo, Inc.	7,775	494,179
Broadcasting, Publishing & Printing — 3.9%
Comcast Corp. Special, Cl. A(a)	47,800	1,217,466
Time Warner, Inc.	22,700	447,644
		1,665,110
Chemicals — 1.8%
Monsanto Co.	14,000	769,440
Commercial Services — 3.4%
Akamai Technologies, Inc.(a) (b)	11,975	597,792
eBay, Inc.(a)	9,200	304,980
Fluor Corp.	4,600	412,712
Moody’s Corp.	2,200	136,532
		1,452,016
Communications — 2.6%
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	4,100	195,939
Network Appliance, Inc.(a)	16,150	589,798
Qualcomm, Inc.	7,050	300,753
		1,086,490
Computer Integrated Systems Design — 1.2%
Sun Microsystems, Inc.(a)	81,800	491,618
Computers & Information — 8.2%
Apple, Inc.(a)	21,435	1,991,526
Cisco Systems, Inc.(a)	58,400	1,490,952
		3,482,478

1

Computers & Office Equipment — 2.9%
Hewlett-Packard Co.	30,500	$1,224,270
Cosmetics & Personal Care — 3.9%
The Procter & Gamble Co.	26,200	1,654,792
Electrical Equipment & Electronics — 4.2%
Broadcom Corp. Cl. A(a)	26,845	860,919
General Electric Co.	13,300	470,288
Nvidia Corp.(a)	16,300	469,114
		1,800,321
Energy — 3.1%
Halliburton Co.	24,250	769,695
Schlumberger Ltd.	7,960	550,036
		1,319,731
Financial Services — 16.1%
The Charles Schwab Corp.	17,800	325,562
Chicago Mercantile Exchange Holdings, Inc.(b)	1,960	1,043,622
Credit Suisse Group, Sponsored ADR (Switzerland)	12,200	876,326
Franklin Resources, Inc.	10,900	1,317,047
The Goldman Sachs Group, Inc.	2,595	536,205
Janus Capital Group, Inc.	11,800	246,738
Lazard Ltd. Cl. A	4,400	220,792
Legg Mason, Inc.(b)	7,520	708,459
Merrill Lynch & Co., Inc.	12,950	1,057,626
NYSE Group, Inc.(a) (b)	5,050	473,437
		6,805,814
Foods — 0.8%
Wrigley (Wm.) Jr. Co.	6,900	351,417
Healthcare — 1.0%
Laboratory Corp. of America Holdings(a) (b)	5,900	428,517
Information Retrieval Services — 5.1%
Google, Inc. Cl. A(a)	4,725	2,164,806
Insurance — 7.2%
American International Group, Inc.	16,500	1,109,130
WellPoint, Inc.(a)	23,690	1,921,259
		3,030,389
Lodging — 3.5%
Hilton Hotels Corp.	10,400	373,984
Las Vegas Sands Corp.(a) (b)	5,300	459,033
Starwood Hotels & Resorts Worldwide, Inc.	10,200	661,470
		1,494,487
Pharmaceuticals — 11.0%
Abbott Laboratories	17,400	970,920
Alcon, Inc.(b)	10,250	1,351,155
Genentech, Inc.(a)	7,450	611,794

2

Gilead Sciences, Inc.(a)	20,430	$1,562,895
Wyeth	3,600	180,108
		4,676,872
Prepackaged Software — 3.3%
Adobe Systems, Inc.(a)	14,200	592,140
Microsoft Corp.	28,400	791,508
		1,383,648
Restaurants — 1.4%
McDonald’s Corp.	12,700	572,135
Retail — 4.1%
Kohl’s Corp.(a)	10,200	781,422
Target Corp.	16,000	948,160
		1,729,582
TOTAL EQUITIES (Cost $38,211,110)		41,770,445

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.9%
Cash Equivalents — 11.3%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$124,297	$124,297
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	33,146	33,146
American Beacon Money Market Fund(c)		139,336	139,336
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	82,866	82,866
Bank of America 5.270%	05/07/2007	82,866	82,866
Bank of America 5.270%	05/08/2007	82,866	82,866
Bank of America 5.310%	05/17/2007	24,860	24,860
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	66,292	66,292
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	49,719	49,719
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	33,146	33,146
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	33,146	33,146
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	16,573	16,573
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	82,866	82,866
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	16,573	16,573

3

Barclays Eurodollar Time Deposit 5.285%	05/21/2007	$16,573	$16,573
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	33,146	33,146
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	41,433	41,433
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	74,579	74,579
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	24,860	24,860
BGI Institutional Money Market Fund(c)		165,731	165,731
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	124,298	124,298
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	58,006	58,006
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	41,433	41,433
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	152,473	152,473
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	41,433	41,433
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	82,866	82,866
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	82,866	82,866
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	41,433	41,433
Dreyfus Cash Management Plus Money Market Fund(c)		46,405	46,405
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	124,298	124,298
Federal Home Loan Bank 5.181%	04/13/2007	24,860	24,860
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	49,719	49,719
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	99,439	99,439
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	49,719	49,719
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	82,866	82,866
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	82,866	82,866
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		16,895	16,895
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	66,292	66,292

4

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	$99,439	$99,439
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	82,866	82,866
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	82,866	82,866
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	82,866	82,866
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	74,579	74,579
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	16,573	16,573
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	243,376	243,376
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	66,292	66,292
Reserve Primary Money Market Fund(c)		74,579	74,579
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	157,288	157,288
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	24,860	24,860
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	33,146	33,146
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	66,292	66,292
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	99,439	99,439
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	58,006	58,006
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	58,006	58,006
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	16,573	16,573
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	124,298	124,298
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	49,719	49,719
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	41,433	41,433
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	33,146	33,146
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	149,640	149,640
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	107,725	107,725

5

The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	$94,467	$94,467
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	99,439	99,439
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	99,439	99,439
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	82,866	82,866
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	82,866	82,866
			4,795,125
Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		650,197	650,197
TOTAL SHORT-TERM INVESTMENTS (Cost $5,445,322)			5,445,322
TOTAL INVESTMENTS — 111.5% (Cost $43,656,432)(f)			$47,215,767
Other Assets/(Liabilities) — (11.5%)			(4,856,925)
NET ASSETS — 100.0%			$42,358,842

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $650,389. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 5/25/2020, and an aggregate market value, including accrued interest, of $682,707.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Growth Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Advertising — 0.2%
Omnicom Group, Inc.	11,700	$1,197,846
Aerospace & Defense — 3.3%
General Dynamics Corp.	15,200	1,161,280
Lockheed Martin Corp.	89,400	8,673,588
Northrop Grumman Corp.	32,400	2,404,728
Raytheon Co.	35,700	1,872,822
United Technologies Corp.	87,200	5,668,000
		19,780,418
Apparel, Textiles & Shoes — 2.4%
Abercrombie & Fitch Co. Cl. A	8,100	613,008
American Eagle Outfitters, Inc.	116,000	3,478,840
AnnTaylor Stores Corp.(a)	23,500	911,330
Claire’s Stores, Inc.	16,500	529,980
Coach, Inc.(a)	50,400	2,522,520
Columbia Sportswear Co.(b)	4,200	261,702
The Gap, Inc.	25,900	445,739
Limited Brands, Inc.	98,300	2,561,698
Liz Claiborne, Inc.	15,500	664,175
Nike, Inc. Cl. B	200	21,252
Nordstrom, Inc.	18,300	968,802
Timberland Co. Cl. A(a)	1,700	44,251
VF Corp.	21,800	1,801,116
		14,824,413
Automotive & Parts — 1.9%
AutoNation, Inc.(a)	53,100	1,127,844
Harley-Davidson, Inc.(b)	101,100	5,939,625
Paccar, Inc.(b)	61,250	4,495,750
		11,563,219
Banking, Savings & Loans — 0.9%
The First Marblehead Corp.(b)	21,700	974,113
Investors Financial Services Corp.	13,700	796,655
JP Morgan Chase & Co.	77,200	3,734,936
Peoples Bank Bridgeport(b)	500	22,200
		5,527,904
Beverages — 2.1%
Anheuser-Busch Cos., Inc.	153,700	7,755,702
The Coca-Cola Co.	95,400	4,579,200
The Pepsi Bottling Group, Inc.	19,600	625,044
		12,959,946

1

Broadcasting, Publishing & Printing — 4.2%
Comcast Corp. Cl. A(a)	538,100	$13,963,695
The DIRECTV Group, Inc.(a)	338,700	7,813,809
Gannett Co., Inc.	14,400	810,576
Liberty Media Holding Corp. Capital Cl. A(a)	5,200	575,068
The McGraw-Hill Companies, Inc.	9,300	584,784
Time Warner, Inc.	72,700	1,433,644
		25,181,576
Building Materials & Construction — 0.1%
Masco Corp.(b)	28,500	780,900
Chemicals — 1.0%
Air Products & Chemicals, Inc.	13,100	967,959
Albemarle Corp.	13,200	545,688
Du Pont (E.I.) de Nemours & Co.	39,500	1,952,485
Hercules, Inc.(a)	20,300	396,662
International Flavors & Fragrances, Inc.	15,100	713,022
PPG Industries, Inc.	21,200	1,490,572
		6,066,388
Commercial Services — 2.9%
Corrections Corp. of America(a)	3,400	179,554
Ecolab, Inc.(b)	43,300	1,861,900
Fastenal Co.(b)	31,400	1,100,570
ITT Educational Services, Inc.(a)	14,800	1,206,052
Manpower, Inc.	34,100	2,515,557
MoneyGram International, Inc.(b)	44,300	1,229,768
Moody’s Corp.	37,100	2,302,426
Quest Diagnostics, Inc.(b)	72,100	3,595,627
Rent-A-Center, Inc.(a)	12,000	335,760
Robert Half International, Inc.	9,100	336,791
Ryder System, Inc.(b)	18,100	893,054
Waste Management, Inc.	67,600	2,326,116
		17,883,175
Communications — 0.6%
Network Appliance, Inc.(a)	55,100	2,012,252
Polycom, Inc.(a)	22,400	746,592
Qualcomm, Inc.	16,800	716,688
		3,475,532
Computer Integrated Systems Design — 0.1%
Computer Sciences Corp.(a)	16,200	844,506
Computer Programming Services — 0.7%
Cognizant Technology Solutions Corp. Cl. A(a)	45,400	4,007,458
Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A(a)	3,100	59,861
Computers & Information — 7.9%
CDW Corp.	26,800	1,646,324
Cisco Systems, Inc.(a)	878,600	22,430,658

2

Dell, Inc.(a)	403,700	$9,369,877
International Business Machines Corp.	88,300	8,323,158
International Game Technology	62,100	2,507,598
Lexmark International, Inc. Cl. A(a)	61,200	3,577,752
Tech Data Corp.(a)	8,000	286,480
		48,141,847
Computers & Office Equipment — 0.4%
Hewlett-Packard Co.	41,700	1,673,838
Pitney Bowes, Inc.	19,100	866,949
		2,540,787
Containers — 0.3%
Pactiv Corp.(a)	47,600	1,606,024
Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	58,700	2,187,162
Colgate-Palmolive Co.	8,800	587,752
The Estee Lauder Cos., Inc. Cl. A	11,000	537,350
Kimberly-Clark Corp.	68,500	4,691,565
		8,003,829
Data Processing & Preparation — 0.9%
Affiliated Computer Services, Inc. Cl. A(a)	14,800	871,424
Alliance Data Systems Corp.(a) (b)	4,100	252,642
FactSet Research Systems, Inc.	14,600	917,610
First Data Corp.	53,100	1,428,390
Fiserv, Inc.(a)	16,300	864,878
SEI Investments Co.	10,400	626,392
Total System Services, Inc.(b)	12,600	401,310
		5,362,646
Education — 0.0%
Career Education Corp.(a)	5,600	170,800
Electric Utilities — 0.4%
AES Corp.(a)	71,500	1,538,680
Entergy Corp.	7,000	734,440
TXU Corp.	3,100	198,710
		2,471,830
Electrical Equipment & Electronics — 2.6%
Amphenol Corp. Cl. A	13,200	852,324
Emerson Electric Co.	103,500	4,459,815
Energizer Holdings, Inc.(a)	20,000	1,706,600
FLIR Systems, Inc.(a)	5,600	199,752
Intel Corp.	179,000	3,424,270
Johnson Controls, Inc.	15,400	1,457,148
Lincoln Electric Holdings, Inc.	12,700	756,412
Molex, Inc.	32,700	922,140
Rockwell Automation, Inc.	21,200	1,269,244
Thomas & Betts Corp.(a)	1,200	58,584
Trimble Navigation Ltd.(a)	27,000	724,680
		15,830,969

3

Energy — 5.2%
Anadarko Petroleum Corp.	22,400	$962,752
Apache Corp.	3,400	240,380
Chevron Corp.	59,300	4,385,828
ConocoPhillips Co.	22,237	1,519,899
Devon Energy Corp.	8,700	602,214
Exxon Mobil Corp.	273,500	20,635,575
Marathon Oil Corp.	12,300	1,215,609
Occidental Petroleum Corp.	39,400	1,942,814
		31,505,071
Entertainment & Leisure — 1.5%
News Corp., Inc. Cl. A	172,300	3,983,576
The Walt Disney Co.	153,000	5,267,790
		9,251,366
Financial Services — 2.6%
The Bear Stearns Cos., Inc.	9,100	1,368,185
Countrywide Financial Corp.	12,700	427,228
Federated Investors, Inc. Cl. B	8,500	312,120
The Goldman Sachs Group, Inc.	34,000	7,025,420
Morgan Stanley	78,200	6,159,032
Raymond James Financial, Inc.	11,100	330,336
		15,622,321
Food Retailers — 0.9%
Starbucks Corp.(a)	178,200	5,588,352
Foods — 2.2%
Archer-Daniels-Midland Co.	72,400	2,657,080
Campbell Soup Co.	42,100	1,639,795
Corn Products International, Inc.	10,200	363,018
General Mills, Inc.	1,100	64,042
Heinz (H. J.) Co.	52,900	2,492,648
Kraft Foods, Inc. Cl. A(b)	31,200	987,792
The Kroger Co.	94,400	2,666,800
McCormick & Co., Inc.	12,100	466,092
Sara Lee Corp.	12,000	203,040
Sysco Corp.	56,300	1,904,629
		13,444,936
Healthcare — 2.3%
Express Scripts, Inc.(a)	31,400	2,534,608
IDEXX Laboratories, Inc.(a)	5,600	490,728
Laboratory Corp. of America Holdings(a) (b)	17,800	1,292,814
Lincare Holdings, Inc.(a)	20,300	743,995
Manor Care, Inc.(b)	21,400	1,163,304
UnitedHealth Group, Inc.	139,952	7,413,257
		13,638,706
Home Construction, Furnishings & Appliances — 0.2%
Centex Corp.(b)	10,000	417,800
Lennar Corp. Cl. A	4,200	177,282

4

Mohawk Industries, Inc.(a) (b)	2,400	$196,920
NVR, Inc.(a) (b)	900	598,500
		1,390,502
Household Products — 0.2%
The Sherwin-Williams Co.	14,800	977,392
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	10,900	841,916
Industrial - Diversified — 2.3%
Carlisle Cos., Inc.	11,400	489,402
Danaher Corp.(b)	99,000	7,073,550
Illinois Tool Works, Inc.	95,500	4,927,800
Textron, Inc.	19,400	1,742,120
		14,232,872
Insurance — 2.9%
AFLAC, Inc.	65,900	3,101,254
Allstate Corp.	20,900	1,255,254
Ambac Financial Group, Inc.	21,800	1,883,302
American International Group, Inc.	60,700	4,080,254
Aon Corp.	1,600	60,736
W.R. Berkley Corp.	30,800	1,020,096
Brown & Brown, Inc.(b)	36,200	978,124
Chubb Corp.	2,500	129,175
MBIA, Inc.	12,500	818,625
The PMI Group, Inc.	28,700	1,297,814
Progressive Corp.	42,000	916,440
Radian Group, Inc.	6,800	373,184
Torchmark Corp.	13,900	911,701
St. Paul Travelers Companies	13,800	714,426
WellPoint, Inc.(a)	800	64,880
		17,605,265
Internet Content — 0.2%
BEA Systems, Inc.(a)	112,300	1,301,557
Lodging — 0.8%
Choice Hotels International, Inc.	17,700	627,111
Marriott International, Inc. Cl. A	83,200	4,073,472
MGM Mirage(a)	500	34,760
Starwood Hotels & Resorts Worldwide, Inc.	1,100	71,335
		4,806,678
Machinery & Components — 1.0%
Baker Hughes, Inc.	2,400	158,712
Caterpillar, Inc.	18,700	1,253,461
Cummins, Inc.	9,000	1,302,480
Deere & Co.	17,000	1,846,880
FMC Technologies, Inc.(a)	6,500	453,440
Graco, Inc.	19,200	751,872
Parker Hannifin Corp.	700	60,417
		5,827,262

5

Manufacturing — 0.2%
American Standard Cos., Inc.	22,600	$1,198,252
Medical Supplies — 2.5%
Applera Corp. - Applied Biosystems Group	16,500	487,905
Bard (C.R.), Inc.	12,000	954,120
Baxter International, Inc.	25,800	1,358,886
Becton, Dickinson & Co.	44,700	3,436,983
Biomet, Inc.	7,500	318,675
Dentsply International, Inc.	6,500	212,875
Medtronic, Inc.	9,200	451,352
Patterson Cos., Inc.(a)	5,400	191,646
Respironics, Inc.(a)	8,600	361,114
Stryker Corp.	45,400	3,010,928
Techne Corp.(a)	7,100	405,410
Waters Corp.(a)	4,900	284,200
Zimmer Holdings, Inc.(a)	45,200	3,860,532
		15,334,626
Metals & Mining — 0.4%
Alcoa, Inc.	40,900	1,386,510
Crane Co.	13,900	561,838
Reliance Steel & Aluminum Co.(b)	7,200	348,480
		2,296,828
Pharmaceuticals — 11.5%
Abbott Laboratories	120,500	6,723,900
Amgen, Inc.(a)	13,400	748,792
Barr Pharmaceuticals, Inc.(a)	7,800	361,530
Bristol-Myers Squibb Co.	89,500	2,484,520
Cardinal Health, Inc.	31,300	2,283,335
Forest Laboratories, Inc.(a)	125,200	6,440,288
Johnson & Johnson	287,600	17,330,776
McKesson Corp.	26,500	1,551,310
Merck & Co., Inc.	454,200	20,062,014
NBTY, Inc.(a)	10,900	578,136
Pfizer, Inc.	337,000	8,512,620
Schering-Plough Corp.	87,400	2,229,574
Wyeth	13,800	690,414
		69,997,209
Prepackaged Software — 4.8%
BMC Software, Inc.(a)	30,400	936,016
Citrix Systems, Inc.(a)	40,900	1,310,027
Intuit, Inc.(a)	51,100	1,398,096
McAfee, Inc.(a)	6,300	183,204
Microsoft Corp.	379,500	10,576,665
Oracle Corp.(a)	813,500	14,748,755
		29,152,763

6

Restaurants — 1.1%
Brinker International, Inc.	25,450	$832,215
Jack in the Box, Inc.(a)	5,600	387,128
McDonald’s Corp.	71,100	3,203,055
Yum! Brands, Inc.	34,700	2,004,272
		6,426,670
Retail — 14.6%
AutoZone, Inc.(a)	11,800	1,512,052
Bed Bath & Beyond, Inc.(a)	56,200	2,257,554
Best Buy Co., Inc.	28,000	1,364,160
Big Lots, Inc.(a) (b)	7,500	234,600
Carmax, Inc.(a)	63,000	1,546,020
Circuit City Stores, Inc.	38,300	709,699
Costco Wholesale Corp.	50,200	2,702,768
CVS/Caremark Corp.(b)	43,243	1,476,316
Dollar General Corp.(b)	47,400	1,002,510
Dollar Tree Stores, Inc.(a)	48,600	1,858,464
Family Dollar Stores, Inc.	69,900	2,070,438
The Home Depot, Inc.	470,600	17,289,844
J.C. Penney Co., Inc.	26,800	2,201,888
Kohl’s Corp.(a)	152,900	11,713,669
Lowe’s Companies, Inc.(b)	331,800	10,448,382
Office Depot, Inc.(a)	25,900	910,126
OfficeMax, Inc.	10,200	537,948
O’Reilly Automotive, Inc.(a)	17,500	579,250
Petsmart, Inc.	22,200	731,712
Sears Holdings Corp.(a)	5,800	1,044,928
Staples, Inc.	134,400	3,472,896
Target Corp.	26,800	1,588,168
The TJX Cos., Inc.	57,600	1,552,896
Walgreen Co.	78,600	3,606,954
Wal-Mart Stores, Inc.	351,100	16,484,145
		88,897,387
Telephone Utilities — 1.2%
AT&T, Inc.	179,260	7,068,222
Telephone and Data Systems, Inc.	1,900	113,278
		7,181,500
Tobacco — 1.3%
Altria Group, Inc.	41,800	3,670,458
Reynolds American, Inc.(b)	9,800	611,618
UST, Inc.	58,600	3,397,628
		7,679,704
Toys, Games — 0.4%
Mattel, Inc.	87,000	2,398,590
Transportation — 3.4%
Burlington Northern Santa Fe Corp.	13,800	1,109,934
C.H. Robinson Worldwide, Inc.(b)	39,900	1,905,225

7

CSX Corp.	34,700	$1,389,735
Expeditors International of Washington, Inc.	53,200	2,198,224
FedEx Corp.	98,100	10,538,883
J.B. Hunt Transport Services, Inc.	9,300	244,032
Kirby Corp.(a)	3,300	115,434
Norfolk Southern Corp.	16,800	850,080
Thor Industries, Inc.(b)	39,700	1,563,783
Union Pacific Corp.	5,000	507,750
		20,423,080
TOTAL EQUITIES (Cost $569,666,636)		595,302,679

RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	66,000	0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG TERM INVESTMENTS (Cost $569,666,636)		595,302,679

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.6%
Cash Equivalents — 4.6%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$728,080	$728,080
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	194,155	194,155
American Beacon Money Market Fund(d)		816,166	816,166
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	485,386	485,386
Bank of America 5.270%	05/07/2007	485,387	485,386
Bank of America 5.270%	05/08/2007	485,387	485,387
Bank of America 5.310%	05/17/2007	145,615	145,615
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	388,309	388,309
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	291,232	291,232
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	194,155	194,155
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	194,155	194,155
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	97,077	97,077

8

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	$485,387	$485,387
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	97,077	97,077
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	97,077	97,077
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	194,155	194,155
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	242,693	242,693
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	436,848	436,848
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	145,616	145,616
BGI Institutional Money Market Fund(d)		970,773	970,773
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	728,080	728,080
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	339,771	339,771
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	242,693	242,693
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	893,111	893,111
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	242,693	242,693
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	485,387	485,387
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	485,387	485,387
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	242,693	242,693
Dreyfus Cash Management Plus Money Market Fund(d)		271,817	271,817
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	728,080	728,080
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	145,616	145,616
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	291,232	291,232
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	582,464	582,464
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	291,232	291,232
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	485,387	485,387
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	485,387	485,387

9

Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		$98,965	$98,965
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	388,309	388,309
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	582,464	582,464
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	485,387	485,387
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	485,387	485,387
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	485,387	485,387
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	436,848	436,848
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	97,077	97,077
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,425,581	1,425,581
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	388,309	388,309
Reserve Primary Money Market Fund(d)		436,848	436,848
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	921,317	921,317
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	145,616	145,616
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	194,155	194,155
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	388,309	388,309
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	582,464	582,464
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	339,771	339,771
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	339,771	339,771
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	97,077	97,077
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	728,080	728,080
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	291,232	291,232
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	242,693	242,693
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	194,155	194,155

10

Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	$876,521	$876,521
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	631,003	631,003
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	553,341	553,341
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	582,464	582,464
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	582,464	582,464
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	485,387	485,387
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	485,387	485,387
			28,087,528
Repurchase Agreement — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		12,018,979	12,018,979
TOTAL SHORT-TERM INVESTMENTS (Cost $40,106,507)			40,106,507
TOTAL INVESTMENTS — 104.6% (Cost $609,773,143)(g)			$635,409,186
Other Assets/(Liabilities) — (4.6%)			(28,107,410)
NET ASSETS — 100.0%			$607,301,776

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $12,022,534. Collateralized by a U.S. Government Agency obligation with a rate of 4.288%, maturity date of 10/01/2033, and an aggregate market value, including accrued interest, of $12,619,927.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Chemicals — 0.7%
Praxair, Inc.	60,000	$3,777,601
Commercial Services — 6.9%
eBay, Inc.(a)	145,000	4,806,750
Iron Mountain, Inc.(a) (b)	192,150	5,020,879
Moody’s Corp.	297,800	18,481,468
Paychex, Inc.	95,000	3,597,650
Weight Watchers International, Inc.	60,000	2,765,400
Western Union	110,000	2,414,500
		37,086,647
Communications — 8.5%
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	380,200	18,169,758
Qualcomm, Inc.	579,200	24,708,672
Research In Motion Ltd.(a) (b)	20,000	2,729,800
		45,608,230
Computers & Information — 6.1%
Apple, Inc.(a)	241,600	22,447,056
International Game Technology	92,000	3,714,960
SanDisk Corp.(a)	64,000	2,803,200
Seagate Technology	165,000	3,844,500
		32,809,716
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	70,000	4,421,200
Electrical Equipment & Electronics — 3.3%
Broadcom Corp. Cl. A(a)	543,400	17,426,838
Energy — 3.6%
Schlumberger Ltd.	282,900	19,548,390
Financial Services — 9.4%
Chicago Mercantile Exchange Holdings, Inc.(b)	50,000	26,623,000
IntercontinentalExchange, Inc.(a) (b)	194,100	23,720,961
		50,343,961
Food Retailers — 5.6%
Starbucks Corp.(a) (b)	964,900	30,259,264
Healthcare — 0.9%
UnitedHealth Group, Inc.	90,000	4,767,300

1

Information Retrieval Services — 11.2%
Google, Inc. Cl. A(a)	98,500	$45,128,760
Yahoo!, Inc.(a)	471,600	14,756,364
		59,885,124
Lodging — 0.6%
MGM Mirage(a)	48,500	3,371,720
Medical Supplies — 14.0%
Allergan, Inc.	217,100	24,059,022
Intuitive Surgical, Inc.(a) (b)	81,000	9,847,170
Patterson Cos., Inc.(a)	154,800	5,493,852
Stryker Corp.(b)	165,200	10,956,064
Varian Medical Systems, Inc.(a)	239,300	11,412,217
Zimmer Holdings, Inc.(a)	154,800	13,221,468
		74,989,793
Pharmaceuticals — 12.5%
Abraxis BioScience, Inc.(b)	173,700	4,639,527
Genentech, Inc.(a) (b)	383,700	31,509,444
Genzyme Corp.(a)	310,300	18,624,206
Teva Pharmaceutical Sponsored ADR (Israel)	323,400	12,104,862
		66,878,039
Prepackaged Software — 3.4%
Cerner Corp.(a) (b)	121,200	6,599,340
Intuit, Inc.(a)	140,000	3,830,400
Salesforce.com, Inc.(a) (b)	187,200	8,015,904
		18,445,644
Retail — 8.7%
Lowe’s Companies, Inc.	649,500	20,452,755
Staples, Inc.	165,000	4,263,600
Walgreen Co.	408,200	18,732,298
Wal-Mart Stores, Inc.	70,000	3,286,500
		46,735,153
Transportation — 3.1%
Expeditors International of Washington, Inc.	298,900	12,350,548
United Parcel Service, Inc. Cl. B	62,000	4,346,200
		16,696,748
TOTAL EQUITIES (Cost $460,051,622)		533,051,368

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.1%
Cash Equivalents — 11.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,583,521	$1,583,521
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	422,268	422,268

2

American Beacon Money Market Fund(c)		$1,775,085	$1,775,085
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,055,670	1,055,670
Bank of America 5.270%	05/07/2007	1,055,670	1,055,670
Bank of America 5.270%	05/08/2007	1,055,670	1,055,670
Bank of America 5.310%	05/17/2007	316,701	316,701
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	844,537	844,537
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	633,402	633,402
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	422,268	422,268
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	422,268	422,268
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	211,134	211,134
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,055,670	1,055,670
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	211,134	211,134
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	211,134	211,134
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	422,268	422,268
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	527,836	527,836
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	950,104	950,104
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	316,701	316,701
BGI Institutional Money Market Fund(c)		2,111,342	2,111,342
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,583,506	1,583,506
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	738,969	738,969
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	527,836	527,836
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	1,942,435	1,942,435
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	527,836	527,836
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,055,670	1,055,670
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,055,670	1,055,670

3

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$527,836	$527,836
Dreyfus Cash Management Plus Money Market Fund(c)		591,176	591,176
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,583,506	1,583,506
Federal Home Loan Bank 5.181%	04/13/2007	316,701	316,701
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	633,402	633,402
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,266,805	1,266,805
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	633,402	633,402
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,055,670	1,055,670
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,055,670	1,055,670
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		215,240	215,240
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	844,537	844,537
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,266,805	1,266,805
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,055,670	1,055,670
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,055,670	1,055,670
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,055,670	1,055,670
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	950,104	950,104
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	211,134	211,134
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	3,100,505	3,100,505
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	844,537	844,537
Reserve Primary Money Market Fund(c)		950,104	950,104
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	2,003,778	2,003,778
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	316,701	316,701
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	422,268	422,268
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	844,537	844,537

4

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$1,266,805	$1,266,805
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	738,969	738,969
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	738,969	738,969
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	211,134	211,134
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,583,506	1,583,506
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	633,402	633,402
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	527,836	527,836
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	422,268	422,268
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,906,352	1,906,352
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,372,373	1,372,373
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,203,465	1,203,465
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,266,805	1,266,805
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,266,805	1,266,805
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,055,670	1,055,670
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,055,670	1,055,670
			61,087,762
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		3,848,275	3,848,275
TOTAL SHORT-TERM INVESTMENTS (Cost $64,936,037)			64,936,037
TOTAL INVESTMENTS — 111.4% (Cost $524,987,659)(f)			$597,987,405
Other Assets/(Liabilities) — (11.4%)			(61,376,088)
NET ASSETS — 100.0%			$536,611,317

5

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,849,413. Collaterized by a U.S. Government Agency obligation with a rate of 4.223%, maturity date of 3/01/2034, and an aggregate market value, including accrued interest, of $4,040,689.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select OTC 100 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.8%
Lamar Advertising Co. Cl. A	2,455	$154,591
Monster Worldwide, Inc.(a)	4,162	197,154
		351,745
Air Transportation — 0.6%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a) (b)	3,490	156,317
UAL Corp.(a)	3,152	120,312
		276,629
Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.(b)	4,131	142,106
Automotive & Parts — 1.3%
Paccar, Inc.(b)	8,353	613,110
Broadcasting, Publishing & Printing — 3.8%
Comcast Corp. Cl. A(a)	43,439	1,127,242
Liberty Global, Inc. Cl. A(a)	6,057	199,457
Liberty Media Holding Corp. Interactive Cl. A(a)	18,013	429,070
		1,755,769
Commercial Services — 4.9%
Akamai Technologies, Inc.(a) (b)	4,631	231,179
Apollo Group, Inc. Cl. A(a)	5,258	230,826
Cintas Corp.	5,752	207,647
eBay, Inc.(a)	30,646	1,015,915
Fastenal Co.(b)	4,339	152,082
Paychex, Inc.	10,852	410,965
		2,248,614
Communications — 10.0%
EchoStar Communications Corp. Cl. A(a)	6,435	279,472
Millicom International Cellular SA(a) (b)	2,925	229,203
Network Appliance, Inc.(a) (b)	11,734	428,526
Qualcomm, Inc.	59,968	2,558,235
Research In Motion Ltd.(a)	5,577	761,205
Sirius Satellite Radio, Inc.(a) (b)	47,625	152,400
Tellabs, Inc.(a)	7,482	74,072
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	9,593	123,942
		4,607,055
Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(b)	3,553	131,781

1

Computer Integrated Systems Design — 1.6%
Autodesk, Inc.(a)	7,234	$271,998
Cadence Design Systems, Inc.(a)	8,846	186,297
Sun Microsystems, Inc.(a)	47,298	284,261
		742,556
Computer Programming Services — 1.5%
Cognizant Technology Solutions Corp. Cl. A(a)	4,174	368,439
Infosys Technologies Ltd. Sponsored ADR (India)	3,315	166,579
VeriSign, Inc.(a)	6,875	172,700
		707,718
Computer Related Services — 0.9%
Checkfree Corp.(a)	2,529	93,801
IAC/InterActiveCorp(a)	8,914	336,147
		429,948
Computers & Information — 13.4%
Apple, Inc.(a)	36,084	3,352,564
CDW Corp.	2,480	152,346
Cisco Systems, Inc.(a)	64,772	1,653,629
Dell, Inc.(a)	25,085	582,223
Logitech International S.A.(a) (b)	5,360	149,169
SanDisk Corp.(a)	6,261	274,232
		6,164,163
Data Processing & Preparation — 0.7%
Fiserv, Inc.(a)	6,405	339,849
Electrical Equipment & Electronics — 10.3%
Altera Corp.(a)	15,052	300,889
Broadcom Corp. Cl. A(a)	12,968	415,884
Flextronics International Ltd.(a)	19,827	216,907
Garmin Ltd.(b)	6,020	325,983
Intel Corp.	60,615	1,159,565
KLA-Tencor Corp.	7,333	390,996
Linear Technology Corp.	12,007	379,301
Marvell Technology Group Ltd.(a)	16,763	281,786
Maxim Integrated Products, Inc.	13,489	396,577
Microchip Technology, Inc.	5,394	191,649
Nvidia Corp.(a)	10,480	301,614
Xilinx, Inc.	13,216	340,048
		4,701,199
Energy — 0.2%
Patterson-UTI Energy, Inc.	4,746	106,500
Food Retailers — 2.1%
Starbucks Corp.(a)	31,341	982,854
Healthcare — 0.6%
Express Scripts, Inc.(a)	3,633	293,256

2

Information Retrieval Services — 6.0%
Google, Inc. Cl. A(a)	4,201	$1,924,730
Juniper Networks, Inc.(a)	11,161	219,648
Yahoo!, Inc.(a)	19,574	612,470
		2,756,848
Internet Content — 0.3%
BEA Systems, Inc.(a)	11,059	128,174
Lodging — 0.7%
Wynn Resorts Ltd.(b)	3,335	316,358
Machinery & Components — 0.3%
Joy Global, Inc.(b)	3,263	139,983
Manufacturing — 1.3%
Applied Materials, Inc.	21,685	397,269
Lam Research Corp.(a) (b)	4,395	208,059
		605,328
Medical Supplies — 1.9%
Biomet, Inc.	9,921	421,543
Dentsply International, Inc.	4,437	145,312
Intuitive Surgical, Inc.(a)	1,123	136,523
Patterson Cos., Inc.(a)	4,056	143,947
		847,325
Pharmaceuticals — 11.3%
Amgen, Inc.(a)	16,328	912,409
Amylin Pharmaceuticals, Inc.(a) (b)	3,821	142,753
Biogen Idec, Inc.(a)	11,173	495,858
Celgene Corp.(a) (b)	11,237	589,493
Genzyme Corp.(a)	9,914	595,038
Gilead Sciences, Inc.(a)	13,736	1,050,804
MedImmune, Inc.(a) (b)	7,637	277,910
Sepracor, Inc.(a) (b)	3,237	150,941
Sigma-Aldrich Corp.	3,807	158,067
Teva Pharmaceutical Sponsored ADR (Israel)	18,228	682,274
Vertex Pharmaceuticals, Inc.(a) (b)	3,997	112,076
		5,167,623
Prepackaged Software — 14.3%
Activision, Inc.(a) (b)	7,619	144,304
Adobe Systems, Inc.(a)	17,298	721,327
Check Point Software Technologies Ltd.(a)	6,693	149,120
Citrix Systems, Inc.(a)	6,440	206,273
Electronic Arts, Inc.(a)	9,382	472,478
Intuit, Inc.(a)	12,953	354,394
Microsoft Corp.	101,159	2,819,301
Oracle Corp.(a)	64,858	1,175,876
Symantec Corp.(a) (b)	29,019	502,029
		6,545,102

3

Retail — 5.6%
Amazon.com, Inc.(a) (b)	8,265	$328,864
Bed Bath & Beyond, Inc.(a)	11,439	459,505
Costco Wholesale Corp.	7,151	385,010
Petsmart, Inc.	4,081	134,510
Sears Holdings Corp.(a) (b)	4,828	869,812
Staples, Inc.	14,457	373,569
		2,551,270
Retail - Grocery — 0.4%
Whole Foods Market, Inc.(b)	4,167	186,890
Telecommunications — 0.6%
Virgin Media, Inc.	10,606	267,802
Telephone Utilities — 1.4%
Level 3 Communications, Inc.(a) (b)	44,519	271,566
NII Holdings, Inc. Cl. B(a)	4,729	350,797
		622,363
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.(b)	5,147	245,769
Discovery Holding Co. Cl. A(a)	7,244	138,578
Expeditors International of Washington, Inc.	6,309	260,688
		645,035
Travel — 0.5%
Expedia, Inc.(a)	8,967	207,855
TOTAL EQUITIES (Cost $38,796,783)		45,582,808

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.3%
Cash Equivalents — 13.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$162,319	$162,319
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	43,285	43,285
American Beacon Money Market Fund(c)		181,956	181,956
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	108,212	108,212
Bank of America 5.270%	05/07/2007	108,212	108,212
Bank of America 5.270%	05/08/2007	108,212	108,212
Bank of America 5.310%	05/17/2007	32,464	32,464
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	86,570	86,570

4

Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	$64,927	$64,927
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	43,285	43,285
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	43,285	43,285
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	21,642	21,642
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	108,212	108,212
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	21,642	21,642
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	21,642	21,642
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	43,285	43,285
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	54,106	54,106
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	97,391	97,391
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	32,464	32,464
BGI Institutional Money Market Fund(c)		216,424	216,424
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	162,318	162,318
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	75,749	75,749
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	54,106	54,106
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	199,110	199,110
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	54,106	54,106
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	108,212	108,212
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	108,212	108,212
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	54,106	54,106
Dreyfus Cash Management Plus Money Market Fund(c)		60,599	60,599
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	162,318	162,318
Federal Home Loan Bank 5.181%	04/13/2007	32,464	32,464
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	64,927	64,927

5

Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	$129,855	$129,855
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	64,927	64,927
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	108,212	108,212
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	108,212	108,212
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		22,063	22,063
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	86,570	86,570
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	129,855	129,855
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	108,212	108,212
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	108,212	108,212
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	108,212	108,212
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	97,391	97,391
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	21,642	21,642
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	317,819	317,819
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	86,570	86,570
Reserve Primary Money Market Fund(c)		97,391	97,391
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	205,398	205,398
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	32,464	32,464
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	43,285	43,285
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	86,570	86,570
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	129,855	129,855
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	75,749	75,749
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	75,749	75,749
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	21,642	21,642

6

Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	$162,318	$162,318
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	64,927	64,927
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	54,106	54,106
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	43,285	43,285
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	195,412	195,412
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	140,676	140,676
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	123,362	123,362
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	129,855	129,855
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	129,855	129,855
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	108,212	108,212
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	108,212	108,212
			6,261,837
Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 03/30/2007, 3.55%, due 04/02/2007(e)		193,402	193,402
U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 4.946%	08/09/2007	100,000	98,213
TOTAL SHORT-TERM INVESTMENTS (Cost $6,553,452)			6,553,452
TOTAL INVESTMENTS — 113.6% (Cost $45,350,235)(f)			$52,136,260
Other Assets/(Liabilities) — (13.6%)			(6,248,971)
NET ASSETS — 100.0%			$45,887,289

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).

7

(e)

Maturity value of $193,459. Collateralized by a U.S. Government Agency obligation with a rate of 8.875%, maturity date of 9/25/2010, and an aggregate market value, including accrued interest, of $203,072.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Focused Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 92.7%
COMMON STOCK — 92.7%
Advertising — 1.4%
Catalina Marketing Corp.	289,950	$9,156,621
Harte-Hanks, Inc.	140,592	3,878,933
		13,035,554
Apparel, Textiles & Shoes — 1.0%
Albany International Corp. Cl. A(a)	114,246	4,106,001
Jones Apparel Group, Inc.	169,695	5,214,727
		9,320,728
Automotive & Parts — 0.5%
Federal Signal Corp.(a)	265,236	4,116,463
Superior Industries International, Inc.(a)	56,545	1,177,832
		5,294,295
Banking, Savings & Loans — 8.6%
City National Corp.	63,471	4,671,466
JP Morgan Chase & Co.	800,000	38,704,000
Mellon Financial Corp.	740,000	31,923,600
The South Financial Group, Inc.(a)	50,663	1,252,389
Washington Mutual, Inc.	150,000	6,057,000
		82,608,455
Beverages — 0.4%
PepsiAmericas, Inc.	151,424	3,379,784
Broadcasting, Publishing & Printing — 6.9%
Cablevision Systems Corp. Cl. A	411,800	12,531,074
Liberty Media Holding Corp. Capital Cl. A(b)	182,500	20,182,675
Time Warner, Inc.	1,700,000	33,524,000
		66,237,749
Chemicals — 3.8%
Chemtura Corp.	107,189	1,171,576
Huntsman Corp.	1,174,000	22,411,660
International Flavors & Fragrances, Inc.	166,965	7,884,087
The Valspar Corp.	202,306	5,630,176
		37,097,499
Commercial Services — 3.2%
Corinthian Colleges, Inc.(b)	786,989	10,821,099
G&K Services, Inc. Cl. A	165,119	5,990,517
MoneyGram International, Inc.	249,439	6,924,427
Quest Diagnostics, Inc.	138,686	6,916,271
		30,652,314

1

Computer Integrated Systems Design — 0.5%
Parametric Technology Corp.(a) (b)	262,307	$5,007,441
Computers & Information — 4.7%
CDW Corp.	80,596	4,951,012
Dell, Inc.(b)	1,500,000	34,815,000
Diebold, Inc.	108,800	5,190,848
		44,956,860
Computers & Office Equipment — 4.2%
Hewlett-Packard Co.	1,000,000	40,140,000
Data Processing & Preparation — 0.7%
IMS Health, Inc.	221,143	6,559,101
Electrical Equipment & Electronics — 10.4%
Entegris, Inc.(a) (b)	824,639	8,823,637
Flextronics International Ltd.(b)	325,726	3,563,442
Hubbell, Inc. Cl. B	134,555	6,490,933
Intel Corp.	2,000,000	38,260,000
Micron Technology, Inc.(b)	779,000	9,410,320
National Semiconductor Corp.(a)	1,400,000	33,796,000
		100,344,332
Entertainment & Leisure — 0.2%
International Speedway Corp. Cl. A	44,552	2,303,338
Financial Services — 4.1%
CapitalSource, Inc.(a)	254,498	6,395,535
Morgan Stanley	420,000	33,079,200
		39,474,735
Foods — 1.5%
Hain Celestial Group, Inc.(b)	296,580	8,918,161
Pilgrim’s Pride Corp.	181,764	6,032,747
		14,950,908
Healthcare — 0.2%
Universal Health Services, Inc. Cl. B	38,265	2,191,054
Home Construction, Furnishings & Appliances — 2.6%
Lennar Corp. Cl. A(a)	450,000	18,994,500
Steelcase, Inc. Cl. A	305,842	6,083,197
		25,077,697
Industrial - Diversified — 4.2%
Carlisle Cos., Inc.	62,640	2,689,135
Tyco International Ltd.	1,200,000	37,860,000
		40,549,135
Insurance — 3.1%
Ambac Financial Group, Inc.	29,605	2,557,576
Gallagher (Arthur J.) & Co.(a)	224,550	6,361,502
MBIA, Inc.(a)	83,385	5,460,884
Stewart Information Services	94,318	3,941,549

2

Unum Group	233,196	$5,370,504
White Mountains Insurance Group Ltd.	10,996	6,229,234
		29,921,249
Machinery & Components — 1.7%
Dover Corp.	147,404	7,194,789
Pall Corp.	180,885	6,873,630
Tennant Co.	63,761	2,007,834
		16,076,253
Medical Supplies — 0.9%
Mettler-Toledo International, Inc.(b)	99,408	8,903,975
Oil & Gas — 0.3%
Cimarex Energy Co.	89,581	3,316,289
Pharmaceuticals — 0.4%
Medco Health Solutions, Inc.(b)	47,450	3,441,549
Restaurants — 9.0%
CBRL Group, Inc.	74,217	3,436,247
McDonald’s Corp.	1,000,000	45,050,000
Yum! Brands, Inc.	670,000	38,699,200
		87,185,447
Retail — 5.9%
Dollar General Corp.(a)	466,819	9,873,222
Tiffany & Co.(a)	936,789	42,605,164
Zale Corp.(b)	179,687	4,740,143
		57,218,529
Telephone Utilities — 3.7%
Sprint Nextel Corp.	1,900,000	36,024,000
Transportation — 8.6%
Carnival Corp.	720,000	33,739,200
Discovery Holding Co. Cl. A(b)	1,500,000	28,695,000
Union Pacific Corp.	200,000	20,310,000
		82,744,200
TOTAL EQUITIES (Cost $732,971,569)		894,012,470

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.9%
Cash Equivalents — 6.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,656,811	$1,656,811
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	441,818	441,818
American Beacon Money Market Fund(c)		1,857,263	1,857,263
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,104,545	1,104,545

3

Bank of America 5.270%	05/07/2007	$1,104,545	$1,104,545
Bank of America 5.270%	05/08/2007	1,104,545	1,104,545
Bank of America 5.310%	05/17/2007	331,363	331,363
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	883,635	883,635
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	662,727	662,727
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	441,818	441,818
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	441,818	441,818
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	220,909	220,909
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,104,545	1,104,545
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	220,909	220,909
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	220,909	220,909
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	441,818	441,818
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	552,272	552,272
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	994,089	994,089
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	331,363	331,363
BGI Institutional Money Market Fund(c)		2,209,088	2,209,088
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,656,816	1,656,816
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	773,181	773,181
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	552,272	552,272
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	2,032,361	2,032,361
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	552,272	552,272
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,104,545	1,104,545
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,104,545	1,104,545
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	552,272	552,272
Dreyfus Cash Management Plus Money Market Fund(c)		618,545	618,545

4

Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	$1,656,816	$1,656,816
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	331,363	331,363
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	662,727	662,727
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,325,453	1,325,453
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	662,727	662,727
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,104,545	1,104,545
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,104,545	1,104,545
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		225,205	225,205
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	883,635	883,635
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,325,453	1,325,453
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,104,545	1,104,545
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,104,545	1,104,545
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,104,545	1,104,545
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	994,089	994,089
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	220,909	220,909
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	3,244,047	3,244,047
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	883,635	883,635
Reserve Primary Money Market Fund(c)		994,089	994,089
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	2,096,545	2,096,545
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	331,363	331,363
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	441,818	441,818
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	883,635	883,635
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,325,453	1,325,453

5

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	$773,181	$773,181
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	773,181	773,181
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	220,909	220,909
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,656,816	1,656,816
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	662,727	662,727
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	552,272	552,272
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	441,818	441,818
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,994,609	1,994,609
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,435,908	1,435,908
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,259,180	1,259,180
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,325,453	1,325,453
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,325,453	1,325,453
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,104,545	1,104,545
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,104,545	1,104,545
			63,915,883
Repurchase Agreement — 7.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		70,030,917	70,030,917
TOTAL SHORT-TERM INVESTMENTS (Cost $133,946,800)			133,946,800
TOTAL INVESTMENTS — 106.6% (Cost $866,918,369)(f)			$1,027,959,270
Other Assets/(Liabilities) — (6.6%)			(63,494,319)
NET ASSETS — 100.0%			$964,464,951

6

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $70,051,635. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 7/15/2036, and an aggregate market value, including accrued interest, of $73,532,463.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 95.3%
COMMON STOCK — 95.3%
Advertising — 5.1%
Catalina Marketing Corp.	180,420	$5,697,663
Harte-Hanks, Inc.(a)	87,508	2,414,346
		8,112,009
Apparel, Textiles & Shoes — 3.9%
Albany International Corp. Cl. A(a)	81,854	2,941,834
Jones Apparel Group, Inc.	105,635	3,246,163
		6,187,997
Automotive & Parts — 2.2%
Federal Signal Corp.	165,074	2,561,948
Superior Industries International, Inc.(a)	44,075	918,082
		3,480,030
Banking, Savings & Loans — 2.3%
City National Corp.	39,429	2,901,974
The South Financial Group, Inc.	31,446	777,345
		3,679,319
Beverages — 1.3%
PepsiAmericas, Inc.	94,236	2,103,347
Chemicals — 5.7%
Chemtura Corp.	65,771	718,877
International Flavors & Fragrances, Inc.	101,995	4,816,204
The Valspar Corp.	125,854	3,502,517
		9,037,598
Commercial Services — 11.9%
Corinthian Colleges, Inc.(b)	483,311	6,645,526
G&K Services, Inc. Cl. A	102,721	3,726,718
MoneyGram International, Inc.	155,241	4,309,490
Quest Diagnostics, Inc.(a)	86,284	4,302,983
		18,984,717
Computer Integrated Systems Design — 2.0%
Parametric Technology Corp.(b)	163,223	3,115,927
Computers & Information — 4.0%
CDW Corp.	50,144	3,080,346
Diebold, Inc.(a)	68,800	3,282,448
		6,362,794
Data Processing & Preparation — 2.6%
IMS Health, Inc.	137,637	4,082,313

1

Electrical Equipment & Electronics — 7.4%
Entegris, Inc.(a) (b)	513,141	$5,490,609
Flextronics International Ltd.(b)	202,684	2,217,363
Hubbell, Inc. Cl. B	83,705	4,037,929
		11,745,901
Entertainment & Leisure — 0.9%
International Speedway Corp. Cl. A	27,748	1,434,572
Financial Services — 2.5%
CapitalSource, Inc.(a)	156,328	3,928,523
Foods — 5.8%
Hain Celestial Group, Inc.(b)	184,530	5,548,817
Pilgrim’s Pride Corp.	113,126	3,754,652
		9,303,469
Healthcare — 0.9%
Universal Health Services, Inc. Cl. B	23,745	1,359,639
Home Construction, Furnishings & Appliances — 2.4%
Steelcase, Inc. Cl. A	190,348	3,786,022
Industrial - Diversified — 1.0%
Carlisle Cos., Inc.	38,660	1,659,674
Insurance — 11.7%
Ambac Financial Group, Inc.	18,405	1,590,008
Gallagher (Arthur J.) & Co.(a)	139,790	3,960,251
MBIA, Inc.	51,885	3,397,949
Stewart Information Services	58,682	2,452,321
Unum Group	145,124	3,342,206
White Mountains Insurance Group Ltd.	6,875	3,894,687
		18,637,422
Machinery & Components — 6.3%
Dover Corp.	91,716	4,476,658
Pall Corp.	112,545	4,276,710
Tennant Co.	39,639	1,248,232
		10,001,600
Medical Supplies — 3.5%
Mettler-Toledo International, Inc.(b)	61,882	5,542,771
Oil & Gas — 1.2%
Cimarex Energy Co.	53,379	1,976,090
Pharmaceuticals — 1.3%
Medco Health Solutions, Inc.(b)	29,560	2,143,987
Restaurants — 1.3%
CBRL Group, Inc.	46,172	2,137,764

2

Retail — 8.1%
Dollar General Corp.(a)	290,491	$6,143,885
Tiffany & Co.	85,111	3,870,848
Zale Corp.(b)	111,793	2,949,099
		12,963,832
TOTAL EQUITIES (Cost $147,935,352)		151,767,317

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 21.4%
Cash Equivalents — 17.1%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$707,061	$707,061
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	188,548	188,548
American Beacon Money Market Fund(c)		792,598	792,598
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	471,371	471,371
Bank of America 5.270%	05/07/2007	471,371	471,371
Bank of America 5.270%	05/08/2007	471,371	471,371
Bank of America 5.310%	05/17/2007	141,411	141,411
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	377,097	377,097
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	282,823	282,823
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	188,548	188,548
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	188,548	188,548
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	94,274	94,274
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	471,371	471,371
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	94,274	94,274
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	94,274	94,274
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	188,548	188,548
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	235,685	235,685
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	424,234	424,234

3

Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	$141,411	$141,411
BGI Institutional Money Market Fund(c)		942,742	942,742
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	707,056	707,056
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	329,960	329,960
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	235,685	235,685
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	867,323	867,323
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	235,685	235,685
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	471,371	471,371
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	471,371	471,371
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	235,685	235,685
Dreyfus Cash Management Plus Money Market Fund(c)		263,968	263,968
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	707,056	707,056
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	141,411	141,411
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	282,823	282,823
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	565,645	565,645
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	282,823	282,823
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	471,371	471,371
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	471,371	471,371
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		96,108	96,108
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	377,097	377,097
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	565,645	565,645
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	471,371	471,371
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	471,371	471,371

4

Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	$471,371	$471,371
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	424,234	424,234
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	94,274	94,274
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,384,417	1,384,417
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	377,097	377,097
Reserve Primary Money Market Fund(c)		424,234	424,234
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	894,713	894,713
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	141,411	141,411
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	188,548	188,548
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	377,097	377,097
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	565,645	565,645
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	329,960	329,960
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	329,960	329,960
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	94,274	94,274
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	707,056	707,056
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	282,823	282,823
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	235,685	235,685
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	188,548	188,548
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	851,211	851,211
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	612,782	612,782
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	537,363	537,363
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	565,645	565,645
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	565,645	565,645

5

UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	$471,371	$471,371
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	471,371	471,371
			27,276,491
Repurchase Agreement — 4.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		6,882,718	6,882,718
TOTAL SHORT-TERM INVESTMENTS (Cost $34,159,209)			34,159,209
TOTAL INVESTMENTS — 116.7% (Cost $182,094,561)(f)			$185,926,526
Other Assets/(Liabilities) — (16.7%)			(26,653,560)
NET ASSETS — 100.0%			$159,272,966

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $6,884,754. Collateralized by a U.S. Government Agency Obligation with a rate of 8.107%, maturity date of 1/25/2030, and an aggregate market value, including accrued interest, of $7,226,854.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK — 96.7%
Aerospace & Defense — 0.6%
K&F Industries Holdings, Inc.(a)	5,500	$148,115
Kaman Corp.	13,700	319,347
Orbital Sciences Corp.(a)	(300)	5,622
Teledyne Technologies, Inc.(a)	1,100	41,184
		514,268
Agribusiness — 0.0%
Delta & Pine Land Co.	100	4,120
Air Transportation — 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	4,500	237,285
ExpressJet Holdings, Inc.(a)	5,900	34,456
Republic Airways Holdings, Inc.(a)	14,800	339,808
SkyWest, Inc.	200	5,366
		616,915
Apparel, Textiles & Shoes — 2.8%
Brown Shoe Co., Inc.	1,150	48,300
The Buckle, Inc.(b)	10,100	360,570
Charming Shoppes, Inc.(a)	6,000	77,700
Columbia Sportswear Co.(b)	5,400	336,474
Maidenform Brands, Inc.(a)	5,000	115,350
Oxford Industries, Inc.	5,600	276,864
Payless ShoeSource, Inc.(a)	18,600	617,520
Syms Corp.(a)	5,100	95,115
Warnaco Group, Inc. (The)(a)	17,100	485,640
Wolverine World Wide, Inc.	1,700	48,569
		2,462,102
Automotive & Parts — 2.4%
Aftermarket Technology Corp.(a)	10,100	245,228
ArvinMeritor, Inc.	16,700	304,775
Clarcor, Inc.	8,500	270,300
Commercial Vehicle Group, Inc.(a)	2,800	57,680
Group 1 Automotive, Inc.	4,600	182,942
Lear Corp.(a)	12,000	438,120
Modine Manufacturing Co.	14,400	329,760
Monaco Coach Corp.	600	9,558
Noble International Ltd.	500	8,390
Visteon Corp.(a)	5,600	47,824
Winnebago Industries, Inc.	6,300	211,869
		2,106,446

1

Banking, Savings & Loans — 13.1%
1st Source Corp.	1,540	$40,302
Advanta Corp. Cl. B	2,000	87,680
Alabama National Bancorp	1,500	106,215
Amcore Financial, Inc.	12,300	390,525
Bancfirst Corp.	2,100	97,335
Bank of Granite Corp.	4,800	86,016
Capitol Bancorp Ltd.	500	18,425
Centennial Bank Holdings, Inc.(a)	42,100	364,165
Central Pacific Financial Corp.	7,400	270,618
Chemical Financial Corp.	15,400	458,766
Citizens Banking Corp.	15,294	338,915
City Holding Co.	3,000	121,350
Community Banks, Inc.(b)	4,420	105,505
CompuCredit Corp.(a) (b)	700	21,854
CVB Financial Corp.(b)	5,170	61,523
Dime Community Bancshares	900	11,907
Downey Financial Corp.(b)	4,200	271,068
F.N.B. Corp.(b)	30,100	507,185
First Bancorp	19,200	254,592
First Bancorp, North Carolina	12,300	262,974
First Charter Corp.(b)	2,300	49,450
First Commonwealth Financial Corp.(b)	11,700	137,475
First Community Bancshares, Inc.(b)	1,100	42,900
First Financial Bancorp	23,700	358,107
First Indiana Corp.	100	2,185
First Merchants Corp.	13,000	308,360
First Midwest Bancorp, Inc.(b)	800	29,400
First Niagara Financial Group, Inc.(b)	9,000	125,190
First Regional Bancorp/Los Angeles, CA(a)	1,500	44,550
FirstFed Financial Corp.(a) (b)	3,000	170,490
FirstMerit Corp.	22,500	474,975
Frontier Financial Corp.(b)	7,700	192,115
Great Southern Bancorp, Inc.(b)	6,900	202,032
Hanmi Financial Corp.	16,500	314,490
Horizon Financial Corp.	1,875	41,400
IBERIABANK Corp.	2,800	155,848
Independent Bank Corp.	1,155	23,527
Integra Bank Corp.	5,900	131,511
Irwin Financial Corp.	21,100	393,304
ITLA Capital Corp.	3,100	161,262
KNBT Bancorp, Inc.	10,500	154,770
MAF Bancorp, Inc.	1,400	57,876
MainSource Financial Group, Inc.	630	10,697
MCG Capital Corp.(b)	14,500	272,020
Mid-State Bancshares	1,800	66,042
NASB Financial, Inc.(b)	100	3,482
National Penn Bancshares, Inc.	5,600	105,840
NetBank, Inc.	1,300	2,873

2

NewAlliance Bancshares, Inc.	27,600	$447,396
Oceanfirst Financial Corp.	200	3,470
Old National Bancorp	17,600	319,968
Omega Financial Corp.(b)	2,100	59,871
Pacific Capital Bancorp	7,100	228,052
Partners Trust Financial Group, Inc.	27,100	309,753
Peoples Bancorp, Inc.	600	15,846
Provident Financial Services, Inc.	3,100	54,095
QC Holdings, Inc.	2,400	31,896
Renasant Corp.	1,600	39,488
S&T Bancorp	11,900	393,176
Santander BanCorp(b)	1,000	17,610
SCBT Financial Corp.	315	11,422
Simmons First National Corp. Cl. A	2,500	75,175
Sun Bancorp, Inc.(a)	2,000	37,180
Susquehanna Bancshares, Inc.	11,300	262,047
Taylor Capital Group, Inc.	10,100	353,500
TierOne Corp.	100	2,704
Trustmark Corp.(b)	3,700	103,748
United Bankshares, Inc.(b)	1,000	35,030
United Community Financial Corp.	5,600	61,880
W Holding Co., Inc.(b)	54,400	272,000
WesBanco, Inc.	12,600	388,962
Willow Financial Bancorp, Inc.	9,450	121,905
		11,555,265
Beverages — 0.7%
Boston Beer Co., Inc. Cl. A(a)	1,300	43,355
Central Euro Distribution Cp(a)	2,300	66,953
M&F Worldwide Corp.(a)	9,900	471,339
		581,647
Broadcasting, Publishing & Printing — 2.8%
American Greetings Corp. Cl. A(b)	19,100	443,311
Belo Corp. Cl. A	10,900	203,503
Citadel Broadcasting Corp.(b)	35,900	341,409
Cox Radio, Inc. Cl. A(a)	100	1,365
Entercom Communications Corp.	1,100	30,998
Entravision Communications Corp. Cl. A(a)	3,900	36,426
Gray Television, Inc.	43,000	448,060
Journal Register Co.	3,500	20,860
Lee Enterprises, Inc.	17,000	510,850
Lin TV Corp. Cl. A(a)	27,500	437,250
		2,474,032
Building Materials & Construction — 0.3%
Digi International, Inc.(a)	1,600	20,320
Emcor Group, Inc.(a)	2,900	171,042
Granite Construction, Inc.	1,800	99,468
		290,830

3

Chemicals — 2.8%
Compass Minerals International, Inc.(b)	2,600	$86,840
Georgia Gulf Corp.	2,900	47,009
H.B. Fuller Co.	7,900	215,433
Hercules, Inc.(a)	13,500	263,790
Innospec, Inc.	7,600	438,064
Koppers Holdings, Inc.	3,200	82,112
OM Group, Inc.(a)	6,800	303,824
Pioneer Cos., Inc.(a)	3,100	85,684
Rockwood Holdings, Inc.(a)	8,200	226,976
Spartech Corp.	4,400	129,096
TETRA Technologies, Inc.(a)	4,400	83,864
Usec, Inc.(a)	33,500	544,375
		2,507,067
Commercial Services — 6.8%
ABM Industries, Inc.	19,300	509,327
ACCO Brands Corp.(a)	16,700	402,303
Arbitron, Inc.	8,100	380,295
Asset Acceptance Capital Corp.(a)	12,700	196,469
Celera Genomics Group - Applera Corp.(a)	5,600	79,520
Clayton Holdings, Inc.(a)	3,000	46,020
Coinmach Service Corp. Cl. A	16,500	175,065
Coinstar, Inc.(a)	6,300	197,190
Dycom Industries, Inc.(a)	7,100	185,026
Forrester Research, Inc.(a)	3,200	90,752
FTD Group, Inc.	4,900	80,997
Harris Interactive, Inc.(a)	10,800	65,124
Heidrick & Struggles International, Inc.(a)	1,800	87,210
Hudson Highland Group, Inc.(a)	12,700	197,993
Ikon Office Solutions, Inc.	16,800	241,416
Incyte Corp.(a)	20,600	135,754
Infrasource Services, Inc.(a)	1,600	48,848
Ipass, Inc.(a)	1,000	5,030
John H. Harland Co.	1,200	61,476
Korn/Ferry International(a)	5,800	133,052
Marlin Business Services Corp.(a)	3,600	78,768
MPS Group, Inc.(a)	2,400	33,960
NetRatings, Inc.(a)	3,400	70,720
Pegasystems, Inc.	5,900	54,575
PharmaNet Development Group, Inc.(a)	2,400	62,400
Regis Corp.(b)	200	8,074
Rent-A-Center, Inc.(a)	10,100	282,598
Spherion Corp.(a)	8,800	77,616
Standard Parking Corp.(a)	900	31,833
Stewart Enterprises, Inc. Cl. A	60,300	486,018
Universal Compression Holdings, Inc.(a)	2,900	196,272
Viad Corp.	10,600	409,160
Volt Information Sciences, Inc.(a) (b)	1,050	27,500
Waste Connections, Inc.(a)	18,850	564,369

4

Watson Wyatt Worldwide, Inc. Cl. A	3,600	$175,140
Wright Express Corp.(a)	3,800	115,254
		5,993,124
Communications — 1.6%
CalAmp Corp.(a)	6,600	56,958
C-COR, Inc.(a)	9,000	124,740
Ditech Networks, Inc.(a)	2,700	21,924
Inter-Tel, Inc.	2,200	52,008
Polycom, Inc.(a)	8,700	289,971
Sycamore Networks, Inc.(a)	3,500	13,090
Symmetricom, Inc.(a)	44,400	368,520
Syniverse Holdings, Inc.(a)	21,500	226,610
UTStarcom, Inc.(a) (b)	29,200	242,068
		1,395,889
Computer & Other Data Processing Service — 0.1%
Omniture, Inc.(a)	7,000	127,610
Computer Integrated Systems Design — 0.8%
Adaptec, Inc.(a)	2,700	10,449
Avid Technology, Inc.(a) (b)	800	27,904
ManTech International Corp. Cl. A(a)	500	16,705
Mentor Graphics Corp.(a)	3,900	63,726
Netscout Systems, Inc.(a)	3,600	32,580
Parametric Technology Corp.(a) (b)	1,600	30,544
Perot Systems Corp. Cl. A(a)	26,100	466,407
SafeNet, Inc.(a)	700	19,810
		668,125
Computer Maintenance & Repair — 0.1%
Electronics for Imaging, Inc.(a)	2,200	51,590
Computer Programming Services — 0.6%
Ciber, Inc.(a)	8,800	69,256
Covansys Corp.(a)	17,500	431,900
RealNetworks, Inc.(a)	7,800	61,230
		562,386
Computer Related Services — 0.1%
Manhattan Associates, Inc.(a)	4,100	112,463
Computer Software & Processing — 0.1%
Synchronoss Technologies, Inc.(a)	3,600	62,640
Computers & Information — 0.9%
Emulex Corp.(a)	11,300	206,677
Extreme Networks, Inc.(a)	2,100	8,883
Foundry Networks, Inc.(a) (b)	10,200	138,414
Global Imaging Systems, Inc.(a)	3,300	64,350
Palm, Inc.(a) (b)	4,000	72,520
Paxar Corp.(a)	11,600	332,920
Quantum Corp.(a)	3,500	9,450
		833,214

5

Consumer Services — 0.1%
Core-Mark Holding Co., Inc.(a)	3,000	$107,040
Containers — 0.5%
Silgan Holdings, Inc.(b)	8,200	419,102
Cosmetics & Personal Care — 0.2%
Chattem, Inc.(a) (b)	3,400	200,396
Data Processing & Preparation — 0.7%
CSG Systems International, Inc.(a)	2,400	60,048
Deluxe Corp.	10,800	362,124
eFunds Corp.(a)	4,600	122,636
Global Cash Access Holdings, Inc.(a)	4,800	80,112
		624,920
Electric Utilities — 2.8%
Avista Corp.	19,300	467,639
Black Hills Corp.(b)	12,600	463,302
CH Energy Group, Inc.	3,800	185,022
Duquesne Light Holdings, Inc.	8,700	172,173
Empire District Electric Co. (The)	4,700	116,560
Idacorp, Inc.	3,000	101,520
ITC Holdings Corp.	500	21,645
PNM Resources, Inc.(b)	3,900	125,970
UIL Holdings Corp.	4,700	163,090
Westar Energy, Inc.	23,600	649,472
		2,466,393
Electrical Equipment & Electronics — 4.9%
Actel Corp.(a)	15,700	259,364
Advanced Energy Industries, Inc.(a)	16,800	353,472
Agilysys, Inc.	13,600	305,592
AMIS Holdings, Inc.(a)	7,500	82,125
Anaren, Inc.(a)	1,300	22,893
ATMI, Inc.(a) (b)	300	9,171
Barnes Group, Inc.	3,100	71,331
Bel Fuse, Inc. Cl. B	500	19,355
Belden CDT, Inc.	7,300	391,207
Credence Systems Corp.(a)	4,100	13,571
CTS Corp.	4,800	66,336
EMS Technologies, Inc.(a)	8,800	169,576
EnerSys(a)	4,200	72,156
Entegris, Inc.(a) (b)	700	7,490
General Cable Corp.(a)	200	10,686
Genesis Microchip, Inc.(a)	1,800	16,722
Graftech International Ltd.(a)	12,400	112,592
Imation Corp.	10,600	428,028
Kopin Corp.(a)	3,500	11,830
Lattice Semiconductor Corp.(a)	300	1,755
Littelfuse, Inc.(a) (b)	900	36,540
Methode Electronics, Inc.	31,500	465,255

6

MIPS Technologies, Inc.(a)	11,100	$99,123
MKS Instruments, Inc.(a)	11,200	285,824
Newport Corp.(a)	500	8,185
ON Semiconductor Corp.(a)	10,300	91,876
Pericom Semiconductor Corp.(a)	1,900	18,582
RF Micro Devices, Inc.(a) (b)	4,000	24,920
Silicon Storage Technology, Inc.(a)	71,500	352,495
Skyworks Solutions, Inc.(a)	6,700	38,525
Spectrum Brands, Inc.(a) (b)	6,100	38,613
Staktek Holdings, Inc.(a)	7,000	22,750
Technitrol, Inc.	500	13,095
Techwell, Inc.(a)	8,700	108,489
Triquint Semiconductor, Inc.(a)	2,700	13,500
TTM Technologies, Inc.(a)	1,400	13,356
Universal Electronics, Inc.(a)	400	11,144
Varian Semiconductor Equipment Associates, Inc.(a)	1,100	58,718
Veeco Instruments, Inc.(a)	100	1,950
Zoran Corp.(a)	12,800	217,856
		4,346,048
Energy — 4.1%
Bill Barrett Corp.(a) (b)	1,100	35,651
Bois d’Arc Energy, Inc.(a)	200	2,646
Bronco Drilling Co., Inc.(a) (b)	9,200	152,444
Callon Petroleum Co.(a)	1,300	17,641
DynCorp International, Inc.(a)	5,500	82,995
EXCO Resources, Inc.(a)	25,400	421,132
Headwaters, Inc.(a) (b)	7,200	157,320
Houston Exploration Co.(a)	300	16,185
The Laclede Group, Inc.	2,300	71,484
Nicor, Inc.(b)	7,900	382,518
Northwest Natural Gas Co.	5,900	269,453
Petrohawk Energy Corp.(a)	18,900	248,913
Piedmont Natural Gas Co., Inc.(b)	20,000	527,600
Rosetta Resources, Inc.(a)	9,700	199,238
South Jersey Industries, Inc.	500	19,025
Southwest Gas Corp.	14,800	575,276
Stone Energy Corp.(a)	8,300	246,427
Swift Energy Co.(a) (b)	900	37,593
Union Drilling, Inc.(a)	11,200	159,040
		3,622,581
Entertainment & Leisure — 1.0%
Blockbuster, Inc. Cl. A(a) (b)	71,800	462,392
Gaylord Entertainment Co.(a)	2,400	126,888
Leapfrog Enterprises, Inc.(a) (b)	7,800	83,460
Macrovision Corp.(a) (b)	1,000	25,050
Nautilus, Inc.(b)	7,200	111,096
Pinnacle Entertainment, Inc.(a)	100	2,907
Steinway Musical Instruments, Inc.	3,100	100,037
		911,830

7

Environmental Controls — 0.1%
Input/Output, Inc.(a)	4,700	$64,766
Financial Services — 13.0%
Accredited Home Lenders Holding Co.(a) (b)	3,200	29,664
Affordable Residential Communities REIT(a)	2,359	28,615
American Financial Realty Trust	8,500	85,680
American Home Mortgage Investment Corp. REIT(b)	20,300	547,897
Anthracite Capital, Inc. REIT	9,500	114,000
Anworth Mortgage Asset Corp.	300	2,931
Apollo Investment Corp.	23,100	494,340
Arbor Realty Trust, Inc. REIT	12,100	368,324
Ares Capital Corp.(b)	4,000	72,680
Ashford Hospitality Trust	17,900	213,726
Capital Lease Funding, Inc. REIT	33,700	360,927
Capital Southwest Corp.(b)	400	61,468
Capital Trust Cl. A REIT(b)	2,200	100,254
CharterMac(b)	700	13,545
Chittenden Corp.	12,700	383,413
Crescent Real Estate Equities Co. REIT	5,600	112,336
Crystal River Capital, Inc.	9,400	252,296
DiamondRock Hospitality Co. REIT	5,400	102,600
Doral Financial Corp.(a) (b)	1,500	2,460
Entertainment Properties Trust REIT	2,000	120,500
Equity One, Inc. REIT	4,000	106,000
Extra Space Storage, Inc. REIT(b)	13,500	255,690
FelCor Lodging Trust, Inc.	21,400	555,758
Fieldstone Investment Corp. REIT	4,500	13,815
First Industrial Realty Trust, Inc.(b)	2,400	108,720
Franklin Street Properties Corp. REIT	600	11,508
Friedman, Billings, Ramsey Group, Inc. Cl. A	55,100	304,152
GAMCO Investors, Inc.-Class A	3,200	138,656
Gladstone Capital Corp.(b)	3,100	73,408
Gramercy Capital Corp. REIT	11,700	358,956
Hersha Hospitality Trust REIT	36,600	431,148
Highwoods Properties, Inc.(b)	7,900	311,971
IMPAC Mortgage Holdings, Inc. REIT(b)	6,800	34,000
Inland Real Estate Corp. REIT(b)	2,800	51,352
Innkeepers USA Trust	1,200	19,536
Investors Real Estate Trust REIT(b)	7,200	76,248
JER Investors Trust, Inc. REIT	19,900	378,498
Kite Realty Group Trust REIT	13,800	275,310
KKR Financial Corp. REIT	20,800	570,544
Knight Capital Group, Inc. Cl. A(a)	3,100	49,104
LaBranche & Co., Inc.(a) (b)	17,200	140,352
Luminent Mortgage Capital, Inc. REIT	10,900	97,446
Medical Properties Trust, Inc. REIT(b)	6,000	88,140
MFA Mortgage Investments, Inc.	54,100	416,570
National Health Investors, Inc. REIT	2,500	78,350
National Retail Properties, Inc. REIT	6,900	166,911

8

Nationwide Health Properties, Inc. REIT(b)	8,200	$256,332
Newcastle Investment Corp. REIT	15,400	427,042
NGP Capital Resources Co.	21,000	332,010
Novastar Financial, Inc.(b)	300	1,500
Piper Jaffray Cos.(a)	1,600	99,104
Ramco-Gershenson Properties Trust REIT(b)	3,200	114,272
Senior Housing Properties Trust	6,700	160,130
Spirit Finance Corp. REIT(b)	36,000	536,400
Strategic Hotels & Resorts, Inc. REIT	2,000	45,740
Sunstone Hotel Investors, Inc. REIT(b)	17,800	485,228
SWS Group, Inc.	500	12,405
Waddell & Reed Financial, Inc. Cl. A(b)	8,700	202,884
Winston Hotels, Inc. REIT	18,900	284,067
		11,536,913
Food Retailers — 0.6%
Reddy Ice Holdings, Inc.	11,900	359,142
Village Super Market, Inc. Cl. A	2,100	200,529
		559,671
Foods — 1.5%
Chiquita Brands International, Inc.(b)	2,000	28,040
Diamond Foods, Inc.	4,400	73,260
Seaboard Corp.(b)	200	452,000
Sensient Technologies Corp.	19,400	500,132
Smart & Final, Inc.(a)	200	4,354
Spartan Stores, Inc.	1,700	45,560
TreeHouse Foods, Inc.(a)	7,600	231,572
		1,334,918
Forest Products & Paper — 2.1%
BlueLinx Holdings, Inc.	2,100	22,050
Bowater, Inc.	1,100	26,202
Buckeye Technologies, Inc.(a)	32,100	416,658
Building Materials Holding Corp.(b)	1,300	23,543
Greif, Inc. Cl. A	4,900	544,439
Mercer International, Inc.(a) (b)	2,600	31,096
Playtex Products, Inc.(a)	2,500	33,925
Rock-Tenn Co. Cl. A	12,000	398,400
School Specialty, Inc.(a) (b)	4,700	169,717
Wausau Paper Corp.	12,000	172,320
		1,838,350
Healthcare — 0.9%
Alliance Imaging, Inc.(a)	800	6,984
Apria Healthcare Group, Inc.(a) (b)	4,800	154,800
Cross Country Healthcare, Inc.(a)	12,900	235,167
Medcath Corp.(a)	3,000	81,900
RehabCare Group, Inc.(a)	4,800	76,176
Sunrise Senior Living, Inc.(a) (b)	6,500	256,880
		811,907

9

Heavy Construction — 0.8%
AMREP Corp.(b)	200	$15,450
Avatar Holdings, Inc.(a) (b)	6,200	442,928
Levitt Corp. Cl. A	300	2,793
Perini Corp.(a)	7,700	283,822
		744,993
Heavy Machinery — 0.8%
Cascade Corp.	600	35,886
Goodman Global, Inc.(a)	17,500	308,350
NACCO Industries, Inc. Cl. A	2,000	274,820
NN, Inc.	200	2,498
Oil States International, Inc.(a) (b)	2,000	64,180
		685,734
Home Construction, Furnishings & Appliances — 0.6%
Kimball International, Inc. Cl. B	15,200	293,056
Meritage Homes Corp.(a) (b)	3,600	115,632
Sealy Corp.	5,600	97,888
		506,576
Household Products — 0.5%
Tupperware Brands Corp.	18,300	456,219
Industrial - Diversified — 0.6%
Blyth, Inc.	6,400	135,104
Nordson Corp.(b)	8,800	408,848
		543,952
Information Retrieval Services — 0.6%
Avocent Corp.(a)	700	18,879
CMGI, Inc.(a)	36,300	76,956
Interactive Data Corp.	18,100	447,975
		543,810
Insurance — 5.6%
21st Century Insurance Group	5,000	106,000
Alfa Corp.	1,000	18,480
American Equity Investment Life Holding Co.	400	5,252
American Physicians Capital, Inc.(a)	8,800	352,704
AMERIGROUP Corp.(a) (b)	9,200	279,680
Argonaut Group, Inc.(a)	9,400	304,184
Delphi Financial Group, Inc. Cl. A	3,200	128,736
Direct General Corp.	2,200	46,772
FBL Financial Group, Inc. Cl. A	9,900	387,387
Great American Financial Resources, Inc.	6,900	168,912
Horace Mann Educators Corp.	21,500	441,825
James River Group, Inc.	1,000	31,310
The Midland Co.	9,000	381,780
NYMAGIC, Inc.	2,300	93,955
Odyssey Re Holdings Corp.(b)	10,300	404,893
Ohio Casualty Corp.	10,800	323,460
The Phoenix Companies, Inc.	13,900	192,932

10

PMA Capital Corp. Cl. A(a)	3,100	$29,109
RLI Corp.(b)	3,800	208,734
State Auto Financial Corp.	11,900	382,347
Stewart Information Services	2,100	87,759
United Fire & Casualty Co.	11,700	411,021
Universal American Financial Corp.(a)	6,700	129,846
		4,917,078
Lodging — 0.1%
Ameristar Casinos, Inc.	1,300	41,743
Riviera Holdings Corp.(a)	400	11,180
		52,923
Machinery & Components — 0.9%
Asyst Technologies, Inc.(a)	3,000	21,090
Axcelis Technologies, Inc.(a)	2,600	19,864
Brooks Automation, Inc.(a)	18,100	310,415
Woodward Governor Co.	11,400	469,338
		820,707
Manufacturing — 1.4%
AptarGroup, Inc.(b)	9,000	602,370
Sauer-Danfoss, Inc.	5,100	153,510
Tredegar Corp.	21,200	483,148
		1,239,028
Medical Supplies — 1.7%
Bio-Rad Laboratories, Inc. Cl. A(a)	3,100	216,504
Coherent, Inc.(a)	700	22,218
CONMED Corp.(a)	4,300	125,689
Medical Action Industries, Inc.(a)	800	19,120
MTS Systems Corp.	6,500	252,460
Northstar Neuroscience, Inc.(a) (b)	2,100	26,880
Oakley, Inc.	16,500	332,310
Steris Corp.	3,800	100,928
Symmetry Medical, Inc.(a)	600	9,798
Varian, Inc.(a)	3,500	203,910
Volcano Corp.(a)	13,200	237,732
		1,547,549
Metals & Mining — 1.4%
Circor International, Inc.	3,600	128,520
Cleveland-Cliffs, Inc.(b)	9,800	627,298
CompX International, Inc.	10,400	167,752
Gulf Island Fabrication, Inc.	2,900	77,546
Matthews International Corp. Cl. A(b)	5,800	236,060
		1,237,176
Oil & Gas — 0.1%
WGL Holdings, Inc.(b)	2,800	89,544

11

Pharmaceuticals — 1.4%
Albany Molecular Research, Inc.(a)	2,900	$28,565
Bradley Pharmaceuticals, Inc.(a) (b)	800	15,352
Caraco Pharmaceutical Laboratories Ltd.(a)	10,700	130,326
NBTY, Inc.(a)	5,300	281,112
Neurocrine Biosciences, Inc.(a) (b)	13,200	165,000
NPS Pharmaceuticals, Inc.(a)	2,000	6,780
Par Pharmaceutical Cos., Inc.(a)	4,200	105,504
Perrigo Co.	4,400	77,704
Prestige Brands Holdings, Inc.(a)	26,800	317,580
Savient Pharmaceuticals, Inc.(a)	580	6,972
ViroPharma, Inc.(a)	4,400	63,140
		1,198,035
Prepackaged Software — 3.3%
Altiris, Inc.(a)	2,400	78,984
Aspen Technology, Inc.(a)	1,400	18,200
Blackbaud, Inc.	100	2,442
Brocade Communications Systems, Inc.(a)	50,975	485,282
Dendrite International, Inc.(a)	1,500	23,490
EPIQ Systems, Inc.(a)	21,000	427,980
Hyperion Solutions Corp.(a)	10,200	528,666
i2 Technologies, Inc.(a) (b)	3,700	88,800
Interwoven, Inc.(a)	12,000	202,800
Keane, Inc.(a)	700	9,506
Magma Design Automation, Inc.(a)	17,400	208,104
OPNET Technologies, Inc.(a)	200	2,702
Progress Software Corp.(a)	1,500	46,800
SonicWALL, Inc.(a)	6,000	50,160
Sybase, Inc.(a)	5,000	126,400
TIBCO Software, Inc.(a)	17,400	148,248
United Online, Inc.	7,800	109,434
Vignette Corp.(a)	20,500	380,685
		2,938,683
Real Estate — 0.1%
California Coastal Communities, Inc.(a)	1,500	30,435
WCI Communities, Inc.(a) (b)	1,200	25,608
		56,043
Restaurants — 1.4%
AFC Enterprises, Inc.(a) (b)	13,200	264,660
CEC Entertainment, Inc.(a)	3,300	137,082
Domino’s Pizza, Inc.(b)	15,300	496,791
Jack in the Box, Inc.(a)	1,900	131,347
O’Charley’s, Inc.(a) (b)	9,700	187,113
Papa John’s International, Inc.(a) (b)	1,900	55,860
		1,272,853
Retail — 2.0%
99 Cents Only Stores(a)	5,300	78,069
Big 5 Sporting Goods Corp.	4,600	119,232

12

Big Lots, Inc.(a) (b)	25,900	$810,152
Books-A-Million, Inc.	1,500	21,360
Casey’s General Stores, Inc.	200	5,002
CSK Auto Corp.(a)	2,800	48,160
Insight Enterprises, Inc.(a)	3,900	70,122
Jo-Ann Stores, Inc.(a) (b)	11,000	299,750
Stride Rite Corp.	17,000	261,630
Systemax, Inc.(b)	800	14,984
		1,728,461
Telephone Utilities — 1.5%
Cincinnati Bell, Inc.(a)	44,300	208,210
Consolidated Communications Holdings, Inc.	18,300	363,987
General Communication, Inc. Cl. A(a)	23,300	326,200
Lightbridge, Inc.(a)	5,200	91,364
Savvis, Inc.(a)	1,100	52,668
Surewest Communications	8,500	211,395
USA Mobility, Inc.	1,700	33,881
		1,287,705
Tobacco — 0.6%
Alliance One International, Inc.(a)	43,000	396,890
Universal Corp.	2,500	153,375
		550,265
Toys, Games — 0.1%
RC2 Corp.(a)	2,600	105,014
Transportation — 1.4%
Dynamex, Inc.(a)	4,400	111,936
Gulfmark Offshore, Inc.(a)	10,100	440,865
Heartland Express, Inc.	10,500	166,740
Horizon Lines, Inc. Cl. A	9,888	324,524
Hornbeck Offshore Services, Inc.(a)	100	2,865
Sirva, Inc.(a)	1,400	4,998
Trico Marine Services, Inc.(a)	4,900	182,574
		1,234,502
TOTAL EQUITIES (Cost $82,356,617)		85,521,418

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 24.5%
Cash Equivalents — 19.3%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$441,761	$441,761
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	117,802	117,802
American Beacon Money Market Fund(c)		495,207	495,207
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	294,508	294,508

13

Bank of America 5.270%	05/07/2007	$294,508	$294,508
Bank of America 5.270%	05/08/2007	294,508	294,508
Bank of America 5.310%	05/17/2007	88,352	88,352
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	235,606	235,606
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	176,705	176,705
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	117,803	117,803
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	117,803	117,803
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	58,902	58,902
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	294,508	294,508
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	58,902	58,902
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	58,902	58,902
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	117,803	117,803
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	147,254	147,254
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	265,057	265,057
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	88,352	88,352
BGI Institutional Money Market Fund(c)		589,016	589,016
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	441,762	441,762
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	206,155	206,155
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	147,254	147,254
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	541,894	541,894
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	147,254	147,254
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	294,508	294,508
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	294,508	294,508
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	147,254	147,254
Dreyfus Cash Management Plus Money Market Fund(c)		164,924	164,924

14

Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	$441,762	$441,762
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	88,352	88,352
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	176,705	176,705
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	353,409	353,409
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	176,705	176,705
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	294,508	294,508
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	294,508	294,508
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		60,047	60,047
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	235,606	235,606
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	353,409	353,409
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	294,508	294,508
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	294,508	294,508
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	294,508	294,508
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	265,057	265,057
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	58,902	58,902
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	864,970	864,970
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	235,606	235,606
Reserve Primary Money Market Fund(c)		265,057	265,057
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	559,008	559,008
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	88,352	88,352
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	117,803	117,803
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	235,606	235,606
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	353,409	353,409

15

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	$206,155	$206,155
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	206,155	206,155
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	58,902	58,902
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	441,762	441,762
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	176,705	176,705
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	147,254	147,254
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	117,803	117,803
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	531,828	531,828
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	382,860	382,860
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	335,739	335,739
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	353,409	353,409
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	353,409	353,409
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	294,508	294,508
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	294,508	294,508
			17,042,074
Repurchase Agreement — 5.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		4,643,617	4,643,617
TOTAL SHORT-TERM INVESTMENTS (Cost $21,685,691)			21,685,691
TOTAL INVESTMENTS — 121.2% (Cost $104,042,308)(f)			$107,207,109
Other Assets/(Liabilities) — (21.2%)			(18,769,634)
NET ASSETS — 100.0%			$88,437,475

16

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $4,644,991. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 11/25/2027, and an aggregate market value, including accrued interest, of $4,875,798.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select Small Company Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Aerospace & Defense — 0.6%
AAR Corp.(a) (b)	57,500	$1,584,700
Armor Holdings, Inc.(a) (b)	26,275	1,769,096
Orbital Sciences Corp.(a) (b)	69,150	1,295,871
		4,649,667
Air Transportation — 0.7%
Airtran Holdings, Inc.(a) (b)	166,800	1,713,036
Republic Airways Holdings, Inc.(a)	103,050	2,366,028
SkyWest, Inc.	66,900	1,794,927
		5,873,991
Apparel, Textiles & Shoes — 2.3%
Brown Shoe Co., Inc.	44,700	1,877,400
Childrens Place(a)	14,850	828,036
Culp, Inc.(a)	56,600	400,728
Hot Topic, Inc.(a) (b)	161,025	1,787,377
Kellwood Co.(b)	45,425	1,332,315
Maidenform Brands, Inc.(a)	83,975	1,937,303
Phillips-Van Heusen Corp.	126,325	7,427,910
Wet Seal, Inc. Cl. A(a)	245,000	1,604,750
Wolverine World Wide, Inc.	52,200	1,491,354
		18,687,173
Automotive & Parts — 1.5%
Accuride Corp.(a)	65,700	959,220
Group 1 Automotive, Inc.	26,575	1,056,888
Myers Industries, Inc.	203,900	3,808,852
Tenneco, Inc.(a)	118,150	3,008,099
Winnebago Industries, Inc.(b)	103,600	3,484,068
		12,317,127
Banking, Savings & Loans — 8.6%
Advanta Corp. Cl. B	71,800	3,147,712
Astoria Financial Corp.	115,550	3,072,474
Bankunited Financial Corp. Cl. A(b)	45,200	958,692
Central Pacific Financial Corp.	84,800	3,101,136
City Holding Co.	66,600	2,693,970
Columbia Banking Systems, Inc.	81,350	2,743,935
First Charter Corp.(b)	95,800	2,059,700
First Midwest Bancorp, Inc.(b)	44,525	1,636,294
First Republic Bank(b)	124,700	6,696,390
FirstFed Financial Corp.(a) (b)	22,125	1,257,364
FirstMerit Corp.	74,450	1,571,639

1

Flushing Financial Corp.	128,225	$2,081,092
Fulton Financial Corp.	147,300	2,140,269
Hercules Technology Growth Capital, Inc.(b)	125,000	1,712,500
Home Bancshares, Inc.(b)	22,600	498,330
IBERIABANK Corp.	29,150	1,622,489
Independent Bank Corp./Rockland, MA	65,100	2,144,394
Kohlberg Capital Corp.(a)	138,400	2,214,400
NetBank, Inc.	116,900	258,349
Northwest Bancorp, Inc.(b)	89,225	2,417,105
Oriental Financial Group, Inc.(b)	35,548	418,755
Pacific Capital Bancorp	74,300	2,386,516
Prosperity Bancshares, Inc.(b)	63,300	2,199,042
Sterling Bancshares, Inc.	162,062	1,811,853
Sterling Financial Corp.	63,300	1,974,327
Student Loan Corp.	12,600	2,342,592
SVB Financial Group(a) (b)	97,400	4,732,666
United Bankshares, Inc.(b)	63,650	2,229,659
West Coast Bancorp	73,475	2,348,996
Westamerica Bancorp.(b)	42,500	2,047,225
Wintrust Financial Corp.	39,600	1,766,556
		68,286,421
Broadcasting, Publishing & Printing — 0.7%
CSS Industries, Inc.	62,400	2,338,752
Journal Register Co.	104,000	619,840
Saga Communications, Inc. Cl. A(a)	119,200	1,159,816
Scholastic Corp.(a)	59,125	1,838,787
		5,957,195
Building Materials & Construction — 1.1%
Andersons, Inc. (The)(b)	17,700	785,880
Emcor Group, Inc.(a)	32,400	1,910,952
Florida Rock Industries, Inc.	68,000	4,575,720
Granite Construction, Inc.	24,250	1,340,055
		8,612,607
Chemicals — 3.6%
AEP Industries, Inc.(a)	32,725	1,407,175
Airgas, Inc.	95,400	4,021,110
American Vanguard Corp.(b)	75,000	1,281,750
Arch Chemicals, Inc.	81,600	2,547,552
Calgon Carbon Corp.(a) (b)	244,200	2,029,302
Church & Dwight, Inc.	41,550	2,092,042
H.B. Fuller Co.	61,725	1,683,241
Innospec, Inc.	111,000	6,398,040
OM Group, Inc.(a)	55,800	2,493,144
The Scotts Miracle-Gro Co.	56,900	2,505,307
Symyx Technologies, Inc.(a)	71,800	1,272,296
The Valspar Corp.	42,300	1,177,209
		28,908,168

2

Commercial Services — 10.3%
Aaron Rents, Inc.(b)	302,000	$7,984,880
Administaff, Inc.	29,898	1,052,410
Allied Waste Industries, Inc.(a) (b)	214,300	2,698,037
Asset Acceptance Capital Corp.(a)	92,300	1,427,881
Casella Waste Systems, Inc. Cl. A(a)	136,200	1,329,312
Consolidated Graphics, Inc.(a)	22,075	1,634,654
Diversa Corp.(a) (b)	142,500	1,112,925
Dollar Thrifty Automotive Group, Inc.(a)	87,400	4,460,896
Exelixis, Inc.(a)	123,300	1,225,602
FTI Consulting, Inc.(a) (b)	110,000	3,694,900
G&K Services, Inc. Cl. A	72,500	2,630,300
Global Payments, Inc.	77,500	2,639,650
Harris Interactive, Inc.(a)	266,075	1,604,432
Jackson Hewitt Tax Service, Inc.	41,900	1,348,342
Landauer, Inc.	32,900	1,660,792
Macquarie Infrastructure Co. Trust(b)	77,900	3,061,470
McGrath Rentcorp(b)	131,100	4,151,937
Metal Management, Inc.	91,500	4,227,300
MoneyGram International, Inc.	80,600	2,237,456
MPS Group, Inc.(a)	251,600	3,560,140
Pharmaceutical Product Development, Inc.(b)	129,400	4,359,486
Quanta Services, Inc.(a) (b)	110,925	2,797,528
Rent-A-Center, Inc.(a) (b)	72,800	2,036,944
Service Corp. International	148,025	1,755,576
Sotheby’s(b)	58,975	2,623,208
Startek, Inc.	91,100	891,869
Steiner Leisure Ltd.(a)	21,025	945,704
Synagro Technologies, Inc.	79,000	450,300
URS Corp.(a)	104,400	4,446,396
Volt Information Sciences, Inc.(a) (b)	35,712	935,297
Washington Group International, Inc.(a)	18,875	1,253,677
Waste Connections, Inc.(a)	91,050	2,726,037
Wind River Systems, Inc.(a)	262,800	2,612,232
Wireless Facilities, Inc.(a)	230,300	299,390
		81,876,960
Communications — 1.2%
Nice Systems Ltd. ADR (Israel)(a)	57,350	1,951,047
Polycom, Inc.(a)	59,125	1,970,636
Premiere Global Services, Inc.(a)	209,100	2,346,102
SeaChange International, Inc.(a)	263,250	2,142,855
UTStarcom, Inc.(a) (b)	160,175	1,327,851
		9,738,491
Computer Integrated Systems Design — 0.7%
Mentor Graphics Corp.(a)	61,475	1,004,501
SYKES Enterprises, Inc.(a)	91,000	1,659,840
Websense, Inc.(a)	117,900	2,710,521
		5,374,862

3

Computer Related Services — 0.6%
Checkpoint Systems, Inc.(a)	103,198	$2,441,665
Electro Rent Corp.(a)	146,900	2,115,360
		4,557,025
Computers & Information — 0.5%
Paxar Corp.(a)	76,775	2,203,442
Xyratex Ltd.(a)	66,500	1,587,355
		3,790,797
Consumer Products — 0.4%
Pool Corp.(b)	95,900	3,433,220
Containers — 0.1%
Chesapeake Corp.	32,500	490,750
Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc.(a)	96,150	2,097,993
Data Processing & Preparation — 0.2%
CSG Systems International, Inc.(a)	57,800	1,446,156
Electric Utilities — 2.5%
Avista Corp.	76,825	1,861,470
Black Hills Corp.(b)	77,600	2,853,352
Cleco Corp.	235,050	6,071,341
El Paso Electric Co.(a)	103,300	2,721,955
MGE Energy, Inc.	39,600	1,404,216
Otter Tail Corp.	74,950	2,566,288
PNM Resources, Inc.	67,900	2,193,170
		19,671,792
Electrical Equipment & Electronics — 8.2%
Advanced Energy Industries, Inc.(a)	101,400	2,133,456
Aeroflex, Inc.(a)	179,550	2,361,082
Analogic Corp.	20,700	1,301,616
Atmel Corp.(a)	336,175	1,690,960
ATMI, Inc.(a) (b)	52,600	1,607,982
Avnet, Inc.(a)	73,600	2,659,904
Belden CDT, Inc.	94,100	5,042,819
Benchmark Electronics, Inc.(a)	92,800	1,917,248
C&D Technologies, Inc.(b)	97,000	487,910
CTS Corp.	87,650	1,211,323
Cymer, Inc.(a) (b)	26,300	1,092,765
EDO Corp.(b)	48,400	1,268,080
Entegris, Inc.(a) (b)	200,032	2,140,342
Fairchild Semiconductor International, Inc.(a)	109,550	1,831,676
FLIR Systems, Inc.(a) (b)	125,200	4,465,884
Franklin Electric Co., Inc.(b)	92,800	4,315,200
Genlyte Group, Inc.(a)	62,600	4,416,430
Graftech International Ltd.(a)	144,675	1,313,649
Hexcel Corp.(a) (b)	163,800	3,251,430
Imation Corp.	38,750	1,564,725
Itron, Inc.(a) (b)	66,175	4,304,022

4

Ixia(a)	132,900	$1,235,970
Littelfuse, Inc.(a) (b)	68,000	2,760,800
Methode Electronics, Inc.	47,300	698,621
Moog, Inc. Cl. A(a)	69,548	2,896,674
OmniVision Technologies, Inc.(a) (b)	36,525	473,364
Sanmina-SCI Corp.(a)	489,500	1,771,990
TTM Technologies, Inc.(a)	99,275	947,083
Wesco International, Inc.(a)	32,150	2,018,377
Zoran Corp.(a)	102,675	1,747,528
		64,928,910
Energy — 8.2%
Atwood Oceanics, Inc.(a) (b)	44,700	2,623,443
Cabot Oil & Gas Corp.	138,100	9,296,892
CARBO Ceramics, Inc.(b)	37,700	1,754,935
Forest Oil Corp.(a) (b)	137,900	4,601,723
GeoMet, Inc.(a) (b)	50,100	441,882
Headwaters, Inc.(a) (b)	93,035	2,032,815
Houston Exploration Co.(a)	33,700	1,818,115
Mariner Energy, Inc.(a)	74,184	1,419,140
Nicor, Inc.(b)	36,750	1,779,435
Oceaneering International, Inc.(a)	99,159	4,176,577
Oneok, Inc.	109,725	4,937,625
Penn Virginia Corp.	76,900	5,644,460
SEACOR Holdings, Inc.(a)	22,475	2,211,540
Southwest Gas Corp.	73,000	2,837,510
Swift Energy Co.(a) (b)	57,800	2,414,306
TETRA Technologies, Inc.(a)	199,100	4,919,761
Todco(a)	86,000	3,468,380
Union Drilling, Inc.(a)	34,000	482,800
Vectren Corp.	51,500	1,472,900
W-H Energy Services, Inc.(a)	51,400	2,402,436
Whiting Petroleum Corp.(a) (b)	103,975	4,097,655
		64,834,330
Entertainment & Leisure — 0.7%
Callaway Golf Co.(b)	117,225	1,847,466
Live Nation, Inc.(a)	39,600	873,576
Macrovision Corp.(a)	70,525	1,766,651
Multimedia Games, Inc.(a) (b)	70,150	834,785
		5,322,478
Financial Services — 8.5%
Accredited Home Lenders Holding Co.(a) (b)	34,600	320,742
Affiliated Managers Group, Inc.(a) (b)	18,025	1,953,009
AG Edwards, Inc.	22,700	1,570,386
American Campus Communities REIT	70,600	2,138,474
Annaly Capital Management, Inc. REIT(b)	101,225	1,566,963
Anworth Mortgage Asset Corp.	159,475	1,558,071
Ares Capital Corp.(b)	105,800	1,922,386
Boston Private Financial Holdings, Inc.	62,400	1,742,208

5

Calamos Asset Management, Inc. Cl. A	60,097	$1,341,365
East West Bancorp, Inc.	125,500	4,614,635
Eaton Vance Corp.	106,327	3,789,494
FelCor Lodging Trust, Inc.	136,500	3,544,905
First Potomac Realty Trust REIT	99,100	2,831,287
Highwoods Properties, Inc.	40,000	1,579,600
Home Properties, Inc.	32,825	1,733,488
Innkeepers USA Trust	72,400	1,178,672
Jefferies Group, Inc.	128,300	3,714,285
Kilroy Realty Corp.	80,900	5,966,375
Lexington Realty Trust REIT(b)	100,400	2,121,452
LTC Properties, Inc.	55,850	1,447,074
MFA Mortgage Investments, Inc.	212,950	1,639,715
National Retail Properties, Inc. REIT	64,300	1,555,417
Parkway Properties, Inc. REIT	34,000	1,776,500
Raymond James Financial, Inc.	121,203	3,607,001
SL Green Realty Corp.(b)	26,000	3,566,680
Sovran Self Storage Inc. REIT	24,075	1,333,996
Strategic Hotels & Resorts, Inc. REIT	129,900	2,970,813
Sun Communities, Inc.	57,500	1,783,650
Washington REIT	72,800	2,724,176
		67,592,819
Food Retailers — 0.2%
The Pantry, Inc.(a) (b)	21,000	949,620
Winn-Dixie Stores Inc.-W/I(a) (b)	47,100	831,315
		1,780,935
Foods — 0.8%
Nash Finch Co.(b)	53,000	1,826,380
Spartan Stores, Inc.	65,750	1,762,100
TreeHouse Foods, Inc.(a)	64,125	1,953,889
Wild Oats Markets, Inc.(a)	62,000	1,128,400
		6,670,769
Forest Products & Paper — 2.6%
Buckeye Technologies, Inc.(a)	192,950	2,504,491
Building Materials Holding Corp.(b)	99,300	1,798,323
Deltic Timber Corp.	54,200	2,599,432
Drew Industries, Inc.(a)	25,300	725,604
Graphic Packaging Corp.(a)	320,675	1,520,000
Potlatch Corp.	113,368	5,189,987
School Specialty, Inc.(a) (b)	48,100	1,736,891
Universal Forest Products, Inc.	47,900	2,373,445
Wausau Paper Corp.	131,800	1,892,648
		20,340,821

Healthcare — 1.6%
Covance, Inc.(a)	71,700	4,254,678
Healthways, Inc.(a) (b)	62,130	2,904,578
Medcath Corp.(a)	92,200	2,517,060

6

Sunrise Senior Living, Inc.(a) (b)	77,100	$3,046,992
		12,723,308
Heavy Construction — 0.4%
Hovnanian K. Enterprises, Inc.(a) (b)	72,204	1,816,653
M/I Homes, Inc.(b)	60,300	1,600,965
		3,417,618
Heavy Machinery — 1.0%
Ampco-Pittsburgh Corp.	45,000	1,300,050
Bucyrus International, Inc. Cl. A(b)	130,250	6,707,875
		8,007,925
Home Construction, Furnishings & Appliances — 1.2%
Harman International Industries, Inc.	39,700	3,814,376
Meritage Homes Corp.(a) (b)	55,500	1,782,660
Standard-Pacific Corp.(b)	106,800	2,228,916
Stanley Furniture Co., Inc.(b)	85,200	1,772,160
		9,598,112
Household Products — 0.3%
Snap-on, Inc.	55,900	2,688,790
Industrial - Diversified — 1.2%
Ameron International Corp.	39,200	2,581,712
Harsco Corp.	77,800	3,490,108
Nordson Corp.	82,700	3,842,242
		9,914,062

Information Retrieval Services — 0.2%
Digital River, Inc.(a)	27,200	1,502,800
Insurance — 6.0%
AMERIGROUP Corp.(a) (b)	89,700	2,726,880
Argonaut Group, Inc.(a)	53,400	1,728,024
Centene Corp.(a) (b)	80,200	1,683,398
CNA Surety Corp.(a)	65,100	1,373,610
Delphi Financial Group, Inc. Cl. A	109,977	4,424,375
Employers Holdings, Inc.(a)	17,200	344,344
FPIC Insurance Group, Inc.(a)	38,225	1,707,511
HCC Insurance Holdings, Inc.(b)	48,075	1,480,710
James River Group, Inc.	4,300	134,633
Markel Corp.(a)	5,900	2,860,497
Max Re Capital Ltd.	101,100	2,576,028
The Midland Co.	64,400	2,731,848
Navigators Group, Inc.(a)	41,675	2,090,835
Philadelphia Consolidated Holding Corp.(a)	104,510	4,597,395
ProAssurance Corp.(a) (b)	107,400	5,493,510
Protective Life Corp.	44,400	1,955,376
Safety Insurance Group, Inc.	39,450	1,582,734
Selective Insurance Group	78,500	1,998,610

7

State Auto Financial Corp.	73,800	$2,371,194
United America Indemnity Ltd. Cl. A(a)	115,593	2,681,758
United Fire & Casualty Co.(b)	43,800	1,538,694
		48,081,964
Lodging — 0.5%
LaSalle Hotel Properties(b)	80,400	3,727,344
Machinery & Components — 3.0%
Brooks Automation, Inc.(a)	252,100	4,323,515
Flowserve Corp.	24,150	1,381,139
IDEX Corp.	76,150	3,874,512
Insituform Technologies, Inc. Cl. A(a) (b)	142,900	2,970,891
Joy Global, Inc.	23,250	997,425
Lone Star Technologies, Inc.(a)	33,000	2,178,990
Timken Co.	89,000	2,697,590
Watsco, Inc.(b)	38,303	1,956,134
Woodward Governor Co.	75,600	3,112,452
		23,492,648
Manufacturing — 0.8%
AptarGroup, Inc.	61,600	4,122,888
GSI Group, Inc.(a)	192,300	1,905,693
		6,028,581
Medical Supplies — 1.3%
Arrow International, Inc.	52,500	1,688,400
CONMED Corp.(a)	69,875	2,042,446
Owens & Minor, Inc.	128,700	4,727,151
PSS World Medical, Inc.(a)	99,475	2,102,902
		10,560,899
Metals & Mining — 2.7%
Carpenter Technology Corp.	37,500	4,528,500
Chaparral Steel Co.	38,750	2,254,088
Commercial Metals Co.	52,700	1,652,145
CommScope, Inc.(a)	52,250	2,241,525
Foundation Coal Holdings, Inc.(b)	61,875	2,124,788
Gibraltar Industries, Inc.	116,000	2,623,920
Matthews International Corp. Cl. A(b)	110,900	4,513,630
Meridian Gold, Inc.(a)	72,000	1,838,160
		21,776,756
Oil & Gas — 0.3%
AGL Resources, Inc.	48,600	2,076,192
Pharmaceuticals — 2.0%
Barr Pharmaceuticals, Inc.(a)	35,300	1,636,155
Myriad Genetics, Inc.(a) (b)	105,500	3,635,530
NBTY, Inc.(a)	29,025	1,539,486
Noven Pharmaceuticals, Inc.(a)	102,400	2,375,680
Pharmion Corp.(a) (b)	65,500	1,721,995
ViroPharma, Inc.(a)	138,650	1,989,628
West Pharmaceutical Services, Inc.	72,000	3,342,960
		16,241,434

8

Prepackaged Software — 1.8%
Brocade Communications Systems, Inc.(a)	199,225	$1,896,622
MicroStrategy, Inc. Cl. A(a) (b)	12,775	1,614,632
Packeteer, Inc.(a) (b)	94,500	1,173,690
Progress Software Corp.(a)	117,400	3,662,880
SPSS, Inc.(a) (b)	132,775	4,793,178
United Online, Inc.	98,800	1,386,164
		14,527,166
Restaurants — 1.7%
AFC Enterprises, Inc.(a)	76,050	1,524,803
Brinker International, Inc.	82,601	2,701,053
CEC Entertainment, Inc.(a)	41,000	1,703,140
RARE Hospitality International, Inc.(a)	124,300	3,740,187
Ruby Tuesday, Inc.	61,200	1,750,320
Sonic Corp.(a)	104,750	2,333,830
		13,753,333
Retail — 2.8%
Casey’s General Stores, Inc.	88,100	2,203,381
Cash America International, Inc.	33,061	1,355,501
Dollar Tree Stores, Inc.(a)	47,275	1,807,796
Fred’s, Inc.(b)	93,300	1,371,510
Gamestop Corp. Cl. A(a)	42,150	1,372,826
Genesco, Inc.(a)	55,650	2,311,145
Haverty Furniture Companies, Inc.(b)	144,700	2,025,800
OfficeMax, Inc.	31,000	1,634,940
Stein Mart, Inc.	296,381	4,836,938
Tractor Supply Co.(a) (b)	60,675	3,124,763
		22,044,600
Telephone Utilities — 0.2%
j2 Global Communications, Inc.(a)	48,525	1,345,113
Tobacco — 0.5%
Alliance One International, Inc.(a)	148,000	1,366,040
Universal Corp.	45,900	2,815,965
		4,182,005
Transportation — 3.2%
Freightcar America, Inc.	19,675	947,745
Genesee & Wyoming, Inc. Cl. A(a)	118,800	3,161,268
Hub Group, Inc. Cl. A(a)	52,775	1,529,947
Kirby Corp.(a)	129,500	4,529,910
Landstar System, Inc.	163,300	7,485,672
Pacer International, Inc.	42,175	1,136,195
Saia, Inc.(a)	61,575	1,462,406
Skyline Corp.	42,700	1,440,698
UTI Worldwide, Inc.	143,300	3,522,314
		25,216,155
TOTAL EQUITIES (Cost $653,845,709)		778,148,262

9

MUTUAL FUNDS — 0.3%
Financial Services
First Financial Fund(b)	154,031	$2,194,942
Government Reserve Investment Fund	6,217	6,216
		2,201,158
TOTAL MUTUAL FUNDS (Cost $2,642,157)		2,201,158
TOTAL LONG TERM INVESTMENTS (Cost $656,487,866)		780,349,420

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 23.0%
Cash Equivalents — 21.0%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$4,331,393	$4,331,393
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	1,155,038	1,155,038
American Beacon Money Market Fund(c)		4,855,419	4,855,419
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	2,887,596	2,887,596
Bank of America 5.270%	05/07/2007	2,887,596	2,887,596
Bank of America 5.270%	05/08/2007	2,887,596	2,887,596
Bank of America 5.310%	05/17/2007	866,278	866,278
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	2,310,077	2,310,077
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	1,732,558	1,732,558
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	1,155,038	1,155,038
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	1,155,038	1,155,038
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	577,519	577,519
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	2,887,596	2,887,596
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	577,519	577,519
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	577,519	577,519
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	1,155,038	1,155,038

10

Barclays Eurodollar Time Deposit 5.310%	04/09/2007	$1,443,797	$1,443,797
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	2,598,836	2,598,836
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	866,278	866,278
BGI Institutional Money Market Fund(c)		5,775,191	5,775,191
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	4,331,393	4,331,393
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	2,021,317	2,021,317
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	1,443,797	1,443,797
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	5,313,175	5,313,175
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	1,443,797	1,443,797
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	2,887,596	2,887,596
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	2,887,596	2,887,596
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	1,443,797	1,443,797
Dreyfus Cash Management Plus Money Market Fund(c)		1,617,053	1,617,053
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	4,331,393	4,331,393
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	866,278	866,278
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	1,732,558	1,732,558
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	3,465,115	3,465,115
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	1,732,558	1,732,558
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	2,887,596	2,887,596
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	2,887,596	2,887,596
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		588,750	588,750
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	2,310,077	2,310,077
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	3,465,115	3,465,115

11

KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	$2,887,596	$2,887,596
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	2,887,596	2,887,596
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	2,887,596	2,887,596
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	2,598,836	2,598,836
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	577,519	577,519
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	8,480,868	8,480,868
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	2,310,077	2,310,077
Reserve Primary Money Market Fund(c)		2,598,836	2,598,836
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	5,480,971	5,480,971
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	866,278	866,278
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,155,038	1,155,038
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	2,310,077	2,310,077
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	3,465,115	3,465,115
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	2,021,317	2,021,317
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	2,021,317	2,021,317
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	577,519	577,519
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	4,331,393	4,331,393
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	1,732,558	1,732,558
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	1,443,797	1,443,797
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	1,155,038	1,155,038
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	5,214,471	5,214,471
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	3,753,874	3,753,874
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	3,291,860	3,291,860

12

Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	$3,465,115	$3,465,115
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	3,465,115	3,465,115
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	2,887,596	2,887,596
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	2,887,596	2,887,596
			167,094,446
Repurchase Agreement — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		15,569,363	15,569,363
TOTAL SHORT-TERM INVESTMENTS (Cost $182,663,809)			182,663,809
TOTAL INVESTMENTS — 121.1% (Cost $839,151,675)(f)			$963,013,229
Other Assets/(Liabilities) — (21.1%)			(167,880,987)
NET ASSETS — 100.0%			$795,132,242

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $15,573,969. Collateralized by a U.S. Government Agency obligation with a rate of 4.582%, maturity date of 9/01/2034, and an aggregate market value, including accrued interest, of $16,347,831.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select Small Cap Core Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Advertising — 0.0%
Catalina Marketing Corp.	100	$3,158
Aerospace & Defense — 0.2%
Sequa Corp. Cl. A(a)	400	47,908
Triumph Group, Inc.	644	35,639
		83,547
Apparel, Textiles & Shoes — 3.1%
Brown Shoe Co., Inc.	5,200	218,400
Charlotte Russe Holding, Inc.(a)	2,800	80,836
Deckers Outdoor Corp.(a)	271	19,246
The Gymboree Corp.(a)	1,900	76,133
Jones Apparel Group, Inc.	630	19,360
Kellwood Co.(b)	3,520	103,242
Payless ShoeSource, Inc.(a)	17,000	564,400
Perry Ellis International, Inc.(a)	7,050	225,529
Shoe Carnival, Inc.(a)	1,177	39,194
Syms Corp.(a)	355	6,621
		1,352,961
Automotive & Parts — 2.8%
ArvinMeritor, Inc.	19,100	348,575
Asbury Automotive Group, Inc.	13,197	372,815
Group 1 Automotive, Inc.	1,200	47,724
Lear Corp.(a)	1,900	69,369
Sonic Automotive, Inc.	12,900	367,650
		1,206,133
Banking, Savings & Loans — 8.4%
1st Source Corp.	300	7,851
Advance America Cash Advance Centers, Inc.	900	13,851
Alabama National Bancorp	400	28,324
Ameris Bancorp	2,300	56,304
Bank Mutual Corp.	100	1,137
Bankfinancial Corp.	800	13,016
Bankunited Financial Corp. Cl. A(b)	631	13,384
Banner Corp.	100	4,155
Cascade Bancorp(b)	9,122	236,625
Central Pacific Financial Corp.	5,200	190,164
Chemical Financial Corp.	100	2,979
Credit Acceptance Corp.(a)	6,797	184,810
Dollar Financial Corp.(a)	1,000	25,300
Downey Financial Corp.(b)	5,100	329,154

1

Enterprise Financial Services Corp.	100	$2,800
First Regional Bancorp/Los Angeles, CA(a)	6,335	188,149
First South Bancorp, Inc.	3	92
FNB Corp.	100	3,583
Frontier Financial Corp.(b)	1,200	29,940
Greater Bay Bancorp	1,009	27,132
Hanmi Financial Corp.	16,400	312,584
Heartland Financial USA, Inc.	100	2,675
Horizon Financial Corp.	221	4,880
Lakeland Financial Corp.	100	2,270
Mid-State Bancshares	7	257
Omega Financial Corp.(b)	100	2,851
Partners Trust Financial Group, Inc.	38,200	436,626
PFF Bancorp, Inc.	2,800	84,924
Pinnacle Financial Partners, Inc.(a)	6,000	183,060
Placer Sierra Bancshares	200	5,412
Preferred Bank/Los Angeles, CA	4,971	194,913
Provident Financial Services, Inc.	9,400	164,030
Renasant Corp.	2,400	59,232
Signature Bank(a)	700	22,778
Southwest Bancorp, Inc.	1,100	28,259
Susquehanna Bancshares, Inc.	1,600	37,104
TriCo Bancshares	1,400	33,138
Umpqua Holdings Corp.	19,300	516,661
Virginia Commerce Bancorp(a)	900	19,485
Virginia Financial Group Inc.	900	23,337
Wilshire Bancorp, Inc.	3,036	49,790
World Acceptance Corp.(a)	1,620	64,719
		3,607,735
Beverages — 0.7%
Boston Beer Co., Inc. Cl. A(a)	300	10,005
MGP Ingredients, Inc.(b)	7,142	145,483
Molson Coors Brewing Co. Cl. B	500	47,310
National Beverage Corp.(a)	4,320	75,773
		278,571
Broadcasting, Publishing & Printing — 0.8%
American Greetings Corp. Cl. A(b)	6,300	146,223
Cox Radio, Inc. Cl. A(a)	6,000	81,900
Scholastic Corp.(a)	3,700	115,070
		343,193
Building Materials & Construction — 0.4%
Emcor Group, Inc.(a)	3,007	177,353
Chemicals — 2.3%
AEP Industries, Inc.(a)	1,600	68,800
CF Industries Holdings, Inc.(b)	2,340	90,207
Innospec, Inc.	5,010	288,776
NewMarket Corp.	2,037	82,845

2

OM Group, Inc.(a)	3,057	$136,587
Usec, Inc.(a)	20,855	338,894
		1,006,109
Commercial Services — 9.3%
ABM Industries, Inc.	20,600	543,634
Arbitron, Inc.	8,100	380,295
Bowne & Co., Inc.	4,200	66,066
CDI Corp.	100	2,892
Celera Genomics Group - Applera Corp.(a)	23,250	330,150
Central Parking Corp.	1,100	24,398
Convergys Corp.(a)	3,200	81,312
Corrections Corp. of America(a)	500	26,405
CPI Corp.	9,289	487,765
First Consulting Group, Inc.(a)	25,500	232,050
Ikon Office Solutions, Inc.	12,199	175,300
ITT Educational Services, Inc.(a)	400	32,596
Kelly Services, Inc. Cl. A	100	3,220
MPS Group, Inc.(a)	4,251	60,152
NetRatings, Inc.(a)	400	8,320
Omnicell, Inc.(a)	1,600	33,472
Pegasystems, Inc.	3,200	29,600
PharmaNet Development Group, Inc.(a)	2,700	70,200
PHH Corp.(a)	18,696	571,350
Pre-Paid Legal Services, Inc.(a) (b)	100	5,011
Rewards Network, Inc.(a)	7,700	40,810
Ryder System, Inc.	2,400	118,416
SAIC, Inc.(a)	1,200	20,784
Service Corp. International	2,534	30,053
Spherion Corp.(a)	26,483	233,580
Standard Parking Corp.(a)	2,521	89,168
TeleTech Holdings, Inc.(a)	3,150	115,573
Volt Information Sciences, Inc.(a) (b)	4,860	127,283
Waste Industries USA, Inc.	2,400	65,928
		4,005,783
Communications — 3.8%
Carrier Access Corp.(a)	8,522	43,547
C-COR, Inc.(a)	12,000	166,320
CT Communications, Inc.(b)	2,939	70,830
Ditech Networks, Inc.(a)	2,400	19,488
InterDigital Communications Corp.(a) (b)	13,795	436,888
Polycom, Inc.(a)	15,100	503,283
UTStarcom, Inc.(a) (b)	49,592	411,118
		1,651,474
Computer Integrated Systems Design — 2.2%
Ansoft Corp.(a)	5,577	176,456
Mentor Graphics Corp.(a)	27,217	444,726
Netscout Systems, Inc.(a)	3,625	32,806
SYKES Enterprises, Inc.(a)	1,673	30,516

3

SYNNEX Corp.(a)	2,500	$53,100
Synopsys, Inc.(a)	8,555	224,398
		962,002
Computer Programming Services — 0.5%
Covansys Corp.(a)	4,300	106,124
RealNetworks, Inc.(a)	12,700	99,695
		205,819
Computer Related Services — 0.4%
Ingram Micro, Inc. Cl. A(a)	6,519	125,882
Manhattan Associates, Inc.(a)	1,700	46,631
		172,513
Computers & Information — 0.0%
Tech Data Corp.(a)	505	18,084
Cosmetics & Personal Care — 0.1%
Stepan Co.	900	23,625
Data Processing & Preparation — 1.2%
Internap Network Services Corp.(a)	8,500	133,875
S1 Corp.(a)	44,026	264,156
SEI Investments Co.	1,357	81,732
Total System Services, Inc.(b)	800	25,480
		505,243
Electric Utilities — 1.6%
Alliant Energy Corp.	3,100	138,942
OGE Energy Corp.	245	9,506
Reliant Energy, Inc.(a) (b)	26,400	536,448
		684,896
Electrical Equipment & Electronics — 7.3%
Actel Corp.(a)	3,500	57,820
Acuity Brands, Inc.	3,381	184,062
Advanced Energy Industries, Inc.(a)	10,100	212,504
Agilysys, Inc.	1,700	38,199
Anaren, Inc.(a)	3,200	56,352
Applied Micro Circuits Corp.(a)	4,400	16,060
Arrow Electronics, Inc.(a)	1,000	37,750
Atmel Corp.(a)	51,848	260,795
Belden CDT, Inc.	10,855	581,719
Energizer Holdings, Inc.(a)	300	25,599
Exar Corp.(a)	2,629	34,808
General Cable Corp.(a)	9,325	498,235
Gerber Scientific, Inc.(a)	2,692	28,562
Intersil Corp. Cl. A	4,500	119,205
Intevac, Inc.(a)	6,900	181,953
Lattice Semiconductor Corp.(a)	39,300	229,905
Novellus Systems, Inc.(a)	15,600	499,512
Skyworks Solutions, Inc.(a)	14,300	82,225
Triquint Semiconductor, Inc.(a)	2,885	14,425
		3,159,690

4

Energy — 3.3%
Ashland, Inc.	4,500	$295,200
Cabot Oil & Gas Corp.	700	47,124
Holly Corp.	3,481	206,423
Oneok, Inc.	1,800	81,000
Plains Exploration & Production Co.(a)	4,200	189,588
Pogo Producing Co.(b)	1,800	86,580
Swift Energy Co.(a) (b)	3,800	158,726
Tesoro Corp.	1,500	150,645
Tidewater, Inc.(b)	3,500	205,030
		1,420,316
Entertainment & Leisure — 0.0%
WMS Industries, Inc.(a)	300	11,772
Financial Services — 7.4%
Agree Realty Corp. REIT	700	23,898
American Home Mortgage Investment Corp. REIT(b)	5,279	142,480
Anthracite Capital, Inc. REIT	31,901	382,812
Arbor Realty Trust, Inc. REIT	2,814	85,658
Capital Southwest Corp.(b)	200	30,734
Chittenden Corp.	684	20,650
Cousins Properties, Inc.	2,250	73,935
Crystal River Capital, Inc.	19,000	509,960
Entertainment Properties Trust REIT	1,200	72,300
Franklin Street Properties Corp. REIT	1,002	19,218
Gramercy Capital Corp. REIT	2,400	73,632
HRPT Properties Trust	33,300	409,590
JER Investors Trust, Inc. REIT	4,037	76,784
Medical Properties Trust, Inc. REIT(b)	6,660	97,835
NorthStar Realty Finance Corp. REIT	5,900	89,739
Omega Healthcare Investors, Inc. REIT	100	1,715
RAIT Financial Trust	18,400	514,096
Redwood Trust, Inc.(b)	8,682	453,027
Resource Capital Corp.	1,700	27,438
Senior Housing Properties Trust	700	16,730
SWS Group, Inc.	2,050	50,860
Winston Hotels, Inc. REIT	84	1,263
		3,174,354
Food Retailers — 0.3%
Ingles Markets, Inc. Cl. A	3,049	124,521
Village Super Market, Inc. Cl. A	100	9,549
		134,070
Foods — 1.7%
Imperial Sugar Co.(b)	1,240	41,577
Nash Finch Co.(b)	6,300	217,098
Performance Food Group Co.(a)	8,372	258,444
Pilgrim’s Pride Corp.	700	23,233
Ralcorp Holdings, Inc.(a)	1,300	83,590

5

Seaboard Corp.(b)	11	$24,860
Spartan Stores, Inc.	2,923	78,336
		727,138
Forest Products & Paper — 1.1%
Buckeye Technologies, Inc.(a)	2,200	28,556
Greif, Inc. Cl. A	2,100	233,331
Rock-Tenn Co. Cl. A	6,714	222,905
		484,792
Healthcare — 2.8%
Apria Healthcare Group, Inc.(a)	15,100	486,975
CorVel Corp.(a)	9,658	292,155
Kindred Healthcare, Inc.(a)	7,500	245,850
Medcath Corp.(a)	6,600	180,180
		1,205,160
Heavy Construction — 0.4%
AMREP Corp.(b)	1,559	120,433
Avatar Holdings, Inc.(a) (b)	800	57,152
		177,585
Heavy Machinery — 1.2%
Ampco-Pittsburgh Corp.	8,100	234,009
Gorman-Rupp Co.	1,900	60,857
Matrix Service Co.(a)	5,000	101,150
NACCO Industries, Inc. Cl. A	700	96,187
T-3 Energy Services, Inc.(a)	116	2,334
		494,537
Home Construction, Furnishings & Appliances — 1.8%
Kimball International, Inc. Cl. B	12,623	243,371
Tempur-Pedic International, Inc.	20,900	543,191
		786,562
Industrial - Diversified — 0.6%
SPX Corp.	3,564	250,193
Insurance — 3.1%
Affirmative Insurance Holdings, Inc.	3,300	57,090
Alleghany Corp.(a)	102	38,107
American Physicians Capital, Inc.(a)	1,100	44,088
AMERIGROUP Corp.(a) (b)	8,558	260,163
Meadowbrook Insurance Group, Inc.(a)	2,900	31,871
Molina Healthcare, Inc.(a)	2,814	86,080
NYMAGIC, Inc.	700	28,595
Odyssey Re Holdings Corp.(b)	1,100	43,241
The PMI Group, Inc.(b)	10,400	470,288
Reinsurance Group of America, Inc.	1,195	68,975
SeaBright Insurance Holdings(a)	1,666	30,654
WellCare Health Plans, Inc.(a)	1,700	144,925
Wesco Financial Corp.	50	23,000
		1,327,077

6

Internet Content — 0.2%
Travelzoo, Inc.(a)	2,100	$77,217
Lodging — 0.1%
Marcus Corp.	1,858	43,217
Machinery & Components — 1.0%
AGCO Corp.(a) (b)	8,904	329,181
Robbins & Myers, Inc.(b)	2,600	96,954
		426,135
Manufacturing — 1.3%
EnPro Industries, Inc.(a) (b)	874	31,508
Tredegar Corp.	22,300	508,217
		539,725
Medical Supplies — 3.5%
Coherent, Inc.(a)	2,000	63,480
CONMED Corp.(a)	1,800	52,614
II-VI, Inc.(a)	200	6,770
Immucor, Inc.(a)	14,600	429,678
Palomar Medical Technologies, Inc.(a) (b)	1,900	75,905
Varian, Inc.(a)	7,000	407,820
Viasys Healthcare, Inc.(a) (b)	800	27,192
Waters Corp.(a)	2,600	150,800
Zoll Medical Corp.(a)	11,636	310,099
		1,524,358
Metals & Mining — 0.8%
Ryerson, Inc.(b)	3,500	138,670
Steel Dynamics, Inc.	300	12,960
Superior Essex, Inc.(a)	5,743	199,110
		350,740
Pharmaceuticals — 6.0%
Array Biopharma, Inc.(a)	2,000	25,400
Caraco Pharmaceutical Laboratories Ltd.(a)	11,520	140,314
Cephalon, Inc.(a) (b)	1,800	128,178
King Pharmaceuticals, Inc.(a)	4,357	85,702
Millennium Pharmaceuticals, Inc.(a) (b)	44,606	506,724
Myriad Genetics, Inc.(a)	2,900	99,934
NBTY, Inc.(a)	12,000	636,480
Noven Pharmaceuticals, Inc.(a)	13,063	303,062
Rigel Pharmaceuticals, Inc.(a)	700	7,602
Savient Pharmaceuticals, Inc.(a)	35,835	430,737
USANA Health Sciences, Inc.(a) (b)	850	39,840
West Pharmaceutical Services, Inc.(b)	3,800	176,434
		2,580,407
Prepackaged Software — 3.8%
Altiris, Inc.(a)	500	16,455
Blackbaud, Inc.	19,100	466,422
Brocade Communications Systems, Inc.(a)	16,075	153,034
Captaris, Inc.(a)	18,694	108,238

7

Hyperion Solutions Corp.(a)	800	$41,464
Interwoven, Inc.(a)	20,775	351,098
MicroStrategy, Inc. Cl. A(a) (b)	755	95,424
OPNET Technologies, Inc.(a)	3,720	50,257
SonicWALL, Inc.(a)	4,000	33,440
Vignette Corp.(a)	18,200	337,974
		1,653,806
Real Estate — 0.8%
Jones Lang Lasalle, Inc.	3,300	344,124
Restaurants — 3.5%
CEC Entertainment, Inc.(a)	10,600	440,324
Jack in the Box, Inc.(a)	5,800	400,954
Landry’s Restaurants, Inc.	10,100	298,960
O’Charley’s, Inc.(a) (b)	19,600	378,084
		1,518,322
Retail — 3.5%
Big Lots, Inc.(a) (b)	1,706	53,364
Cash America International, Inc.	6,400	262,400
Dillards, Inc. Cl. A	1,663	54,430
EZCORP, Inc. Cl. A(a)	17,024	250,764
Haverty Furniture Companies, Inc.	4,600	64,400
Insight Enterprises, Inc.(a)	1,500	26,970
Jo-Ann Stores, Inc.(a)	5,600	152,600
Marvel Entertainment, Inc.(a) (b)	19,682	546,176
OfficeMax, Inc.	1,000	52,740
Priceline.com, Inc.(a)	100	5,326
PriceSmart, Inc.(a)	700	10,752
West Marine, Inc.(a) (b)	1,000	18,210
		1,498,132
Telephone Utilities — 1.5%
Golden Telecom, Inc.	5,200	287,976
IDT Corp. Cl. B(b)	3,000	34,050
Lightbridge, Inc.(a)	15,100	265,307
Telephone and Data Systems, Inc.	1,099	65,522
		652,855
Tobacco — 0.4%
Alliance One International, Inc.(a)	14,800	136,604
Universal Corp.	200	12,270
		148,874
Toys, Games — 0.4%
K2, Inc.(a)	13,900	168,051
Transportation — 3.2%
Gulfmark Offshore, Inc.(a)	11,800	515,070
Overseas Shipholding Group, Inc.	907	56,778
P.A.M. Transportation Services, Inc.(a)	18,286	377,057
Saia, Inc.(a)	3,200	76,000
Trico Marine Services, Inc.(a) (b)	7,700	286,902

8

U.S. Xpress Enterprises, Inc. Cl. A(a)	2,327	$40,164
YRC Worldwide, Inc.(a)	600	24,132
		1,376,103
TOTAL EQUITIES (Cost $41,452,087)		42,543,511

MUTUAL FUND — 0.1%
Financial Services
iShares Russell 2000 Index Fund	500	39,725
TOTAL MUTUAL FUND (Cost $38,870)		39,725
TOTAL LONG TERM INVESTMENTS (Cost $41,490,957)		42,583,236

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.6%
Cash Equivalents — 16.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$185,356	$185,356
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	49,428	49,428
American Beacon Money Market Fund(c)		207,782	207,782
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	123,571	123,571
Bank of America 5.270%	05/07/2007	123,571	123,571
Bank of America 5.270%	05/08/2007	123,571	123,571
Bank of America 5.310%	05/17/2007	37,071	37,071
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	98,857	98,857
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	74,143	74,143
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	49,428	49,428
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	49,428	49,428
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	24,714	24,714
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	123,571	123,571
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	24,714	24,714

9

Barclays Eurodollar Time Deposit 5.285%	05/21/2007	$24,714	$24,714
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	49,428	49,428
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	61,786	61,786
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	111,214	111,214
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	37,071	37,071
BGI Institutional Money Market Fund(c)		247,142	247,142
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	185,356	185,356
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	86,500	86,500
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	61,787	61,787
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	227,371	227,371
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	61,786	61,786
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	123,571	123,571
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	123,571	123,571
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	61,786	61,786
Dreyfus Cash Management Plus Money Market Fund(c)		69,200	69,200
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	185,356	185,356
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	37,071	37,071
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	74,143	74,143
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	148,285	148,285
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	74,143	74,143
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	123,571	123,571
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	123,571	123,571
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		25,195	25,195

10

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	$98,857	$98,857
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	148,285	148,285
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	123,571	123,571
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	123,571	123,571
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	123,571	123,571
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	111,214	111,214
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	24,714	24,714
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	362,928	362,928
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	98,857	98,857
Reserve Primary Money Market Fund(c)		111,214	111,214
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	234,551	234,551
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	37,071	37,071
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	49,428	49,428
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	98,857	98,857
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	148,285	148,285
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	86,500	86,500
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	86,500	86,500
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	24,714	24,714
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	185,356	185,356
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	74,143	74,143
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	61,786	61,786
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	49,428	49,428

11

Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	$223,147	$223,147
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	160,642	160,642
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	140,871	140,871
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	148,285	148,285
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	148,285	148,285
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	123,571	123,571
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	123,571	123,571
			7,150,596
Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		400,970	400,970
TOTAL SHORT-TERM INVESTMENTS (Cost $7,551,566)			7,551,566
TOTAL INVESTMENTS — 116.5% (Cost $49,042,523)(f)			$50,134,802
Other Assets/(Liabilities) — (16.5%)			(7,086,930)
NET ASSETS — 100.0%			$43,047,872

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $401,089. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 5/25/2025, and an aggregate market value, including accrued interest, of $421,019.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Aerospace & Defense — 2.0%
Rockwell Collins, Inc.	49,475	$3,311,362
Apparel, Textiles & Shoes — 3.6%
American Eagle Outfitters, Inc.	74,087	2,221,869
Coach, Inc.(a)	40,200	2,012,010
VF Corp.	20,625	1,704,037
		5,937,916
Automotive & Parts — 1.3%
The Goodyear Tire & Rubber Co.(a)	68,100	2,124,039
Banking, Savings & Loans — 0.9%
The First Marblehead Corp.(b)	33,600	1,508,304
Chemicals — 2.7%
Albemarle Corp.	51,100	2,112,474
Church & Dwight, Inc.	46,200	2,326,170
		4,438,644
Commercial Services — 10.4%
Akamai Technologies, Inc.(a) (b)	63,300	3,159,936
Convergys Corp.(a)	71,900	1,826,979
Corrections Corp. of America(a)	33,550	1,771,775
Manpower, Inc.	22,650	1,670,890
Quanta Services, Inc.(a) (b)	79,125	1,995,532
Ritchie Bros. Auctioneers, Inc.(b)	28,200	1,650,264
Stericycle, Inc.(a)	39,350	3,207,025
TeleTech Holdings, Inc.(a)	46,100	1,691,409
		16,973,810
Communications — 1.1%
American Tower Corp. Cl. A(a)	47,387	1,845,724
Computer Programming Services — 2.0%
Cognizant Technology Solutions Corp. Cl. A(a)	37,400	3,301,298
Computers & Information — 3.5%
Lexmark International, Inc. Cl. A(a)	25,000	1,461,500
Nuance Communications, Inc.(a) (b)	281,825	4,314,741
		5,776,241
Containers — 1.2%
Owens-Illinois, Inc.(a)	77,300	1,992,021
Cosmetics & Personal Care — 1.9%
Alberto-Culver Co.	135,150	3,092,232

1

Data Processing & Preparation — 1.5%
FactSet Research Systems, Inc.	39,350	$2,473,147
Electric Utilities — 5.3%
Allegheny Energy, Inc.(a)	34,450	1,692,873
Constellation Energy Group, Inc.	33,025	2,871,524
OGE Energy Corp.	46,600	1,808,080
PG&E Corp.	47,900	2,312,133
		8,684,610
Electrical Equipment & Electronics — 6.0%
Agere Systems, Inc.(a)	88,100	1,992,822
Amphenol Corp. Cl. A	31,150	2,011,355
Lincoln Electric Holdings, Inc.	30,225	1,800,201
MEMC Electronic Materials, Inc.(a)	65,875	3,990,707
		9,795,085
Energy — 2.8%
Holly Corp.	49,925	2,960,552
SEACOR Holdings, Inc.(a)	16,800	1,653,120
		4,613,672
Financial Services — 5.8%
Ameriprise Financial, Inc.	30,225	1,727,057
Chicago Mercantile Exchange Holdings, Inc.	6,500	3,460,990
IntercontinentalExchange, Inc.(a) (b)	19,525	2,386,150
T. Rowe Price Group, Inc.	40,700	1,920,633
		9,494,830
Foods — 3.3%
The Kroger Co.	131,850	3,724,763
McCormick & Co., Inc.	41,500	1,598,580
		5,323,343
Healthcare — 4.6%
Laboratory Corp. of America Holdings(a) (b)	27,025	1,962,826
Manor Care, Inc.(b)	32,350	1,758,546
Psychiatric Solutions, Inc.(a)	43,050	1,735,346
Universal Health Services, Inc. Cl. B	34,800	1,992,648
		7,449,366
Heavy Machinery — 1.1%
The Manitowoc Co., Inc.	28,925	1,837,605
Household Products — 1.2%
Newell Rubbermaid, Inc.	60,475	1,880,168
Insurance — 3.1%
Philadelphia Consolidated Holding Corp.(a)	38,075	1,674,919
WellCare Health Plans, Inc.(a) (b)	40,125	3,420,656
		5,095,575
Lodging — 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	36,325	2,355,676
Wynn Resorts Ltd.(b)	17,100	1,622,106
		3,977,782

2

Machinery & Components — 1.0%
FMC Technologies, Inc.(a)	22,900	$1,597,504
Medical Supplies — 3.0%
Immucor, Inc.(a)	50,100	1,474,443
Thermo Fisher Scientific, Inc.(a)	35,825	1,674,819
Waters Corp.(a)	29,700	1,722,600
		4,871,862
Metals & Mining — 4.9%
Allegheny Technologies, Inc.	35,100	3,744,819
Chaparral Steel Co.	32,100	1,867,257
Precision Castparts Corp.	23,575	2,452,979
		8,065,055
Pharmaceuticals — 2.5%
Celgene Corp.(a)	44,675	2,343,651
NBTY, Inc.(a)	31,800	1,686,672
		4,030,323
Prepackaged Software — 6.2%
BMC Software, Inc.(a)	49,075	1,511,019
Brocade Communications Systems, Inc.(a)	301,400	2,869,328
Emdeon Corp.(a) (b)	195,300	2,954,889
Salesforce.com, Inc.(a) (b)	66,550	2,849,671
		10,184,907
Real Estate — 4.2%
Boston Properties, Inc.	14,400	1,690,560
CB Richard Ellis Group, Inc. Cl. A(a)	90,975	3,109,526
Jones Lang Lasalle, Inc.	20,225	2,109,063
		6,909,149
Retail — 4.2%
AutoZone, Inc.(a)	16,025	2,053,444
Dick’s Sporting Goods, Inc.(a)	39,450	2,298,357
J.C. Penney Co., Inc.(b)	31,400	2,579,824
		6,931,625
Telephone Utilities — 2.2%
Qwest Communications International, Inc.(a) (b)	220,225	1,979,823
US Cellular Corp.(a)	22,625	1,661,806
		3,641,629
Toys, Games — 2.5%
Hasbro, Inc.	60,475	1,730,795
Mattel, Inc.	84,400	2,326,908
		4,057,703
TOTAL EQUITIES (Cost $139,031,306)		161,216,531

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.0%
Cash Equivalents — 19.2%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$815,762	$815,762
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	217,537	217,537
American Beacon Money Market Fund(c)		914,456	914,456
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	543,841	543,841
Bank of America 5.270%	05/07/2007	543,841	543,841
Bank of America 5.270%	05/08/2007	543,841	543,841
Bank of America 5.310%	05/17/2007	163,152	163,152
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	435,073	435,073
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	326,305	326,305
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	217,537	217,537
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	217,537	217,537
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	108,768	108,768
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	543,841	543,841
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	108,768	108,768
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	108,768	108,768
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	217,537	217,537
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	271,921	271,921
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	489,457	489,457
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	163,152	163,152
BGI Institutional Money Market Fund(c)		1,087,683	1,087,683
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	815,762	815,762
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	380,689	380,689
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	271,921	271,921

4

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$1,000,668	$1,000,668
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	271,921	271,921
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	543,841	543,841
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	543,841	543,841
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	271,921	271,921
Dreyfus Cash Management Plus Money Market Fund(c)		304,551	304,551
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	815,762	815,762
Federal Home Loan Bank 5.181%	04/13/2007	163,152	163,152
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	326,305	326,305
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	652,610	652,610
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	326,305	326,305
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	543,841	543,841
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	543,841	543,841
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		110,883	110,883
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	435,073	435,073
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	652,610	652,610
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	543,841	543,841
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	543,841	543,841
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	543,841	543,841
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	489,457	489,457
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	108,768	108,768
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,597,259	1,597,259

5

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$435,073	$435,073
Reserve Primary Money Market Fund(c)		489,457	489,457
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,032,270	1,032,270
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	163,152	163,152
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	217,537	217,537
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	435,073	435,073
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	652,610	652,610
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	380,689	380,689
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	380,689	380,689
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	108,768	108,768
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	815,762	815,762
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	326,305	326,305
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	271,921	271,921
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	217,537	217,537
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	982,080	982,080
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	706,994	706,994
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	619,979	619,979
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	652,610	652,610
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	652,610	652,610
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	543,841	543,841
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	543,841	543,841
			31,470,079

6

Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$4,617,266	$4,617,266
TOTAL SHORT-TERM INVESTMENTS (Cost $36,087,345)		36,087,345
TOTAL INVESTMENTS — 120.4% (Cost $175,118,651)(f)		$197,303,876
Other Assets/(Liabilities) — (20.4%)		(33,404,183)
NET ASSETS — 100.0%		$163,899,693

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $4,618,632. Collateralized by a U.S. Government Agency obligation with a rate of 8.11%, maturity date of 4/25/2030, and an aggregate market value, including accrued interest, of $4,848,130.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Advertising — 4.2%
aQuantive, Inc.(a) (b)	206,000	$5,749,460
Catalina Marketing Corp.	185,000	5,842,300
Clear Channel Outdoor Holdings, Inc. Cl. A(a)	265,300	6,980,043
Focus Media Holding Ltd. ADR (China)(a)	13,400	1,051,364
Getty Images, Inc.(a)	10,900	530,067
Harte-Hanks, Inc.(b)	28,400	783,556
Lamar Advertising Co. Cl. A(b)	248,800	15,666,936
Monster Worldwide, Inc.(a)	240,900	11,411,433
Omnicom Group, Inc.	23,600	2,416,168
WPP Group PLC Sponsored ADR (United Kingdom)(b)	28,600	2,173,314
		52,604,641
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.(a) (b)	96,200	8,457,904
Empresa Brasileira de Aeronautica SA ADR (Brazil)(b)	31,400	1,440,004
Rockwell Collins, Inc.	254,500	17,033,685
		26,931,593
Air Transportation — 0.8%
SkyWest, Inc.	52,400	1,405,892
Southwest Airlines Co.	628,200	9,234,540
		10,640,432
Apparel, Textiles & Shoes — 0.4%
Coach, Inc.(a)	63,700	3,188,185
Ross Stores, Inc.	35,000	1,204,000
Urban Outfitters, Inc.(a)	26,900	713,119
		5,105,304
Automotive & Parts — 1.0%
Harley-Davidson, Inc.	53,900	3,166,625
Oshkosh Truck Corp.	157,000	8,321,000
Winnebago Industries, Inc.(b)	17,600	591,888
		12,079,513
Banking, Savings & Loans — 0.7%
City National Corp.	8,500	625,600
First Horizon National Corp.	19,700	818,141
Northern Trust Corp.	56,600	3,403,924
State Street Corp.	12,000	777,000
SVB Financial Group(a)	44,600	2,167,114
Synovus Financial Corp.	23,700	766,458
UCBH Holdings, Inc.	29,900	556,738
		9,114,975

1

Beverages — 0.2%
Cott Corp.(a) (b)	211,000	$2,823,180

Broadcasting, Publishing & Printing — 0.3%
Cablevision Systems Corp. Cl. A	38,000	1,156,340
Citadel Broadcasting Corp.(b)	70,900	674,259
The McGraw-Hill Companies, Inc.	8,600	540,768
Meredith Corp.	9,800	562,422
Salem Communications Corp. Cl. A	54,300	678,750
The Scripps (E.W.) Co. Cl. A	14,600	652,328
		4,264,867
Chemicals — 0.1%
Symyx Technologies, Inc.(a)	41,600	737,152
The Valspar Corp.	22,900	637,307
		1,374,459
Commercial Services — 7.4%
American Reprographics Co.(a)	46,200	1,422,498
Apollo Group, Inc. Cl. A(a)	25,706	1,128,493
Block (H&R), Inc.	34,900	734,296
Cintas Corp.	31,000	1,119,100
The Corporate Executive Board Co.(b)	24,600	1,868,616
Decode Genetics, Inc.(a) (b)	136,700	498,955
DeVry, Inc.	35,200	1,033,120
Dun & Bradstreet Corp.	14,900	1,358,880
Ecolab, Inc.	42,400	1,823,200
Equifax, Inc.	25,500	929,475
Fastenal Co.(b)	158,100	5,541,405
Fluor Corp.(b)	23,200	2,081,504
Gen-Probe, Inc.(a)	99,700	4,693,876
Global Payments, Inc.(b)	186,400	6,348,784
Iron Mountain, Inc.(a) (b)	302,075	7,893,220
ITT Educational Services, Inc.(a)	15,900	1,295,691
Laureate Education, Inc.(a)	82,000	4,835,540
LECG Corp.(a)	41,800	605,264
Manpower, Inc.	171,800	12,673,686
MoneyGram International, Inc.(b)	203,500	5,649,160
Moody’s Corp.	10,100	626,806
Paychex, Inc.	85,500	3,237,885
QIAGEN NV(a) (b)	129,500	2,224,810
Quanta Services, Inc.(a) (b)	93,900	2,368,158
Quest Diagnostics, Inc.(b)	20,500	1,022,335
Republic Services, Inc.	42,150	1,172,613
Resources Connection, Inc.(a)	44,000	1,407,560
Ritchie Bros. Auctioneers, Inc.(b)	38,900	2,276,428
Robert Half International, Inc.	153,900	5,695,839
SAIC, Inc.(a)	95,000	1,645,400
Stericycle, Inc.(a)	22,600	1,841,900

2

United Rentals, Inc.(a)	192,000	$5,280,000
Universal Technical Institute, Inc.(a) (b)	22,100	510,068
		92,844,565
Communications — 5.2%
American Tower Corp. Cl. A(a)	353,000	13,749,350
Ciena Corp.(a)	109,000	3,046,550
Crown Castle International Corp.(a) (b)	440,900	14,166,117
EchoStar Communications Corp. Cl. A(a)	58,400	2,536,312
Harris Corp.	168,000	8,559,600
Rogers Communications, Inc. Cl. B	369,850	12,116,286
SBA Communications Corp. Cl. A(a) (b)	203,800	6,022,290
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	444,000	5,736,480
		65,932,985
Computer & Other Data Processing Service — 0.3%
Baidu.com ADR (China)(a)	8,900	859,295
IHS, Inc. Cl. A(a)	66,000	2,713,260
		3,572,555
Computer Integrated Systems Design — 2.7%
Autodesk, Inc.(a)	181,800	6,835,680
Avid Technology, Inc.(a) (b)	146,100	5,095,968
Cadence Design Systems, Inc.(a)	34,000	716,040
Cogent, Inc.(a) (b)	243,400	3,273,730
F5 Networks, Inc.(a)	25,300	1,687,004
Jack Henry & Associates, Inc.	203,800	4,901,390
National Instruments Corp.	21,300	558,699
Perot Systems Corp. Cl. A(a)	79,000	1,411,730
Synopsys, Inc.(a)	24,100	632,143
Teradyne, Inc.(a) (b)	471,400	7,796,956
Websense, Inc.(a)	30,200	694,298
		33,603,638
Computer Programming Services — 1.1%
Cognizant Technology Solutions Corp. Cl. A(a)	27,600	2,436,252
VeriSign, Inc.(a)	466,900	11,728,528
		14,164,780
Computer Related Services — 1.2%
CACI International, Inc. Cl. A(a)	86,000	4,029,960
Checkfree Corp.(a)	194,000	7,195,460
CNET Networks, Inc.(a) (b)	480,000	4,180,800
		15,406,220
Computers & Information — 2.2%
CDW Corp.	9,600	589,728
Cognos, Inc.(a)	19,900	783,861
Comverse Technology, Inc.(a)	108,000	2,305,800
International Game Technology	304,800	12,307,824
Jabil Circuit, Inc.	242,000	5,181,220
Satyam Computer Services Ltd. ADR (India)	92,400	2,097,480

3

Seagate Technology	168,000	$3,914,400
Zebra Technologies Corp. Cl. A(a)	14,400	555,984
		27,736,297
Containers — 0.1%
Sealed Air Corp.	20,600	650,960
Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	82,100	3,059,046
Data Processing & Preparation — 0.3%
FactSet Research Systems, Inc.	24,000	1,508,400
Fiserv, Inc.(a)	22,900	1,215,074
SEI Investments Co.	15,800	951,634
		3,675,108
Electric Utilities — 0.3%
AES Corp.(a)	117,300	2,524,296
Reliant Energy, Inc.(a) (b)	78,600	1,597,152
		4,121,448
Electrical Equipment & Electronics — 9.0%
Altera Corp.(a) (b)	403,100	8,057,969
Ametek, Inc.	351,500	12,140,810
Analog Devices, Inc.	68,600	2,366,014
Broadcom Corp. Cl. A(a)	55,500	1,779,885
Cymer, Inc.(a)	14,600	606,630
Dolby Laboratories, Inc. Cl. A(a)	139,800	4,824,498
Fairchild Semiconductor International, Inc.(a)	202,600	3,387,472
First Solar, Inc.(a)	67,000	3,484,670
Flextronics International Ltd.(a)	343,000	3,752,420
FLIR Systems, Inc.(a) (b)	215,400	7,683,318
Garmin Ltd.(b)	46,400	2,512,560
Genlyte Group, Inc.(a)	14,000	987,700
Gentex Corp.(b)	43,600	708,500
Integrated Device Technology, Inc.(a)	35,200	542,784
Intersil Corp. Cl. A	304,800	8,074,152
KLA-Tencor Corp.	13,700	730,484
Linear Technology Corp.	92,300	2,915,757
Marvell Technology Group Ltd.(a) (b)	524,900	8,823,569
Maxim Integrated Products, Inc.	99,700	2,931,180
MEMC Electronic Materials, Inc.(a)	18,900	1,144,962
Microchip Technology, Inc.	260,000	9,237,800
National Semiconductor Corp.(b)	74,700	1,803,258
ON Semiconductor Corp.(a)	425,000	3,791,000
PMC-Sierra, Inc.(a) (b)	552,000	3,869,520
QLogic Corp.(a)	57,100	970,700
Semtech Corp.(a)	43,300	583,684
Silicon Laboratories, Inc.(a)	43,700	1,307,504
Spansion LLC Cl. A(a)	160,000	1,950,400
SunPower Corp. Cl. A(a) (b)	67,300	3,062,150
Xilinx, Inc.	389,100	10,011,543
		114,042,893

4

Energy — 4.8%
Bill Barrett Corp.(a) (b)	25,800	$836,178
BJ Services Co.	377,000	10,518,300
CNX Gas Corp.(a) (b)	136,000	3,852,880
Compton Petroleum Corp.(a)	87,800	884,146
Core Laboratories N.V.(a)	15,800	1,324,514
Diamond Offshore Drilling, Inc.(b)	9,400	760,930
EOG Resources, Inc.	165,000	11,771,100
Mariner Energy, Inc.(a)	37,800	723,114
Murphy Oil Corp.	151,000	8,063,400
Nabors Industries Ltd.(a) (b)	21,800	646,806
TETRA Technologies, Inc.(a)	183,800	4,541,698
Ultra Petroleum Corp.(a)	11,200	595,056
Weatherford International Ltd.(a)	28,500	1,285,350
The Williams Cos., Inc.	63,800	1,815,748
XTO Energy, Inc.	237,367	13,010,085
		60,629,305
Entertainment & Leisure — 0.9%
Brunswick Corp.	18,300	582,855
DreamWorks Animation SKG, Inc. Cl. A(a)	137,100	4,192,518
Gaylord Entertainment Co.(a)	50,000	2,643,500
Pinnacle Entertainment, Inc.(a)	96,000	2,790,720
Shuffle Master, Inc.(a) (b)	25,450	464,463
WMS Industries, Inc.(a) (b)	18,300	718,092
		11,392,148
Financial Services — 4.1%
Affiliated Managers Group, Inc.(a) (b)	8,900	964,315
BlackRock, Inc.(b)	8,400	1,313,004
CBOT Holdings, Inc. Cl. A(a)	8,700	1,579,050
The Charles Schwab Corp.	60,200	1,101,058
Chicago Mercantile Exchange Holdings, Inc.(b)	5,200	2,768,792
E*TRADE Financial Corp.(a)	341,500	7,246,630
East West Bancorp, Inc.	16,700	614,059
Eaton Vance Corp.	253,000	9,016,920
Federated Investors, Inc. Cl. B	31,000	1,138,320
Fidelity National Information Services, Inc.	12,400	563,704
IntercontinentalExchange, Inc.(a) (b)	55,600	6,794,876
International Securities Exchange Holdings, Inc.	25,200	1,229,760
Janus Capital Group, Inc.	47,800	999,498
Lazard Ltd. Cl. A	36,200	1,816,516
Legg Mason, Inc.	40,890	3,852,247
Nuveen Investments, Inc. Cl. A(b)	166,100	7,856,530
Nymex Holdings, Inc.(a) (b)	13,900	1,887,064
optionsXpress Holdings, Inc.	24,600	579,084
TD Ameritrade Holding Corp.(a) (b)	34,300	510,384
		51,831,811

5

Foods — 0.6%
The Hershey Co.(b)	33,900	$1,852,974
McCormick & Co., Inc.	30,700	1,182,564
Panera Bread Co. Cl. A(a) (b)	39,700	2,344,682
Wrigley (Wm.) Jr. Co.	45,275	2,305,856
		7,686,076
Healthcare — 4.7%
Community Health Systems, Inc.(a)	155,000	5,463,750
Coventry Health Care, Inc.(a) (b)	86,400	4,842,720
DaVita, Inc.(a)	70,850	3,777,722
Elan Corp. PLC Sponsored ADR (Ireland)(a) (b)	418,000	5,555,220
Express Scripts, Inc.(a)	76,600	6,183,152
Health Management Associates, Inc. Cl. A(b)	257,500	2,799,025
Health Net, Inc.(a)	135,600	7,296,636
Healthways, Inc.(a)	21,900	1,023,825
Human Genome Sciences, Inc.(a) (b)	178,000	1,890,360
Humana, Inc.(a)	61,700	3,579,834
Laboratory Corp. of America Holdings(a) (b)	23,900	1,735,857
LifePoint Hospitals, Inc.(a)	23,000	879,060
Lincare Holdings, Inc.(a)	34,400	1,260,760
Manor Care, Inc.	236,000	12,828,960
		59,116,881
Heavy Construction — 0.1%
Foster Wheeler Ltd.(a)	13,800	805,782
Heavy Machinery — 0.8%
Cameron International Corp.(a)	153,000	9,606,870
Home Construction, Furnishings & Appliances — 1.2%
Centex Corp.(b)	15,000	626,700
Harman International Industries, Inc.(b)	99,800	9,588,784
HNI Corp.	13,600	624,648
KB Home(b)	21,400	913,138
Lennar Corp. Cl. A	27,300	1,152,333
Meritage Homes Corp.(a) (b)	24,300	780,516
Pulte Homes, Inc.	19,800	523,908
Toll Brothers, Inc.(a) (b)	19,100	522,958
		14,732,985
Household Products — 0.1%
The Clorox Co.	15,400	980,826
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	21,200	1,637,488
Industrial - Diversified — 0.9%
Danaher Corp.	55,000	3,929,750
ITT Corp.(b)	113,900	6,870,448
		10,800,198

6

Information Retrieval Services — 1.5%
ChoicePoint, Inc.(a)	169,900	$6,359,357
Digital River, Inc.(a)	18,900	1,044,225
Juniper Networks, Inc.(a)	512,200	10,080,096
Sina Corp.(a) (b)	27,800	934,358
		18,418,036
Insurance — 2.0%
Ambac Financial Group, Inc.(b)	11,500	993,485
Aon Corp.	24,000	911,040
Arch Capital Group Ltd.(a)	14,600	995,866
Assurant, Inc.	110,000	5,899,300
Axis Capital Holdings Ltd.	195,900	6,633,174
Brown & Brown, Inc.(b)	20,300	548,506
Cigna Corp.	10,000	1,426,600
Markel Corp.(a)	1,260	610,886
Marsh & McLennan Cos., Inc.	27,500	805,475
MBIA, Inc.(b)	11,600	759,684
OneBeacon Insurance Group Ltd.	23,900	597,500
Principal Financial Group, Inc.(b)	65,000	3,891,550
RenaissanceRe Holdings Ltd.	15,000	752,100
Willis Group Holdings Ltd.	20,100	795,558
		25,620,724
Lodging — 1.4%
Boyd Gaming Corp.	13,900	662,196
Choice Hotels International, Inc.	36,900	1,307,367
Hilton Hotels Corp.(b)	70,500	2,535,180
Marriott International, Inc. Cl. A	45,400	2,222,784
Melco PBL Entertainment Ltd. ADR (Hong Kong)(a)	38,300	618,162
Starwood Hotels & Resorts Worldwide, Inc.	40,100	2,600,485
Wynn Resorts Ltd.(b)	75,700	7,180,902
		17,127,076
Machinery & Components — 3.8%
FMC Technologies, Inc.(a) (b)	119,000	8,301,440
Graco, Inc.	41,600	1,629,056
Grant Prideco, Inc.(a)	61,000	3,040,240
IDEX Corp.	13,550	689,424
Joy Global, Inc.(b)	26,100	1,119,690
Pall Corp.	18,700	710,600
Roper Industries, Inc.	314,800	17,276,224
Smith International, Inc.(b)	318,100	15,284,705
		48,051,379
Manufacturing — 0.8%
American Standard Cos., Inc.	132,000	6,998,640
Avery Dennison Corp.	17,300	1,111,698
Lam Research Corp.(a)	14,900	705,366
Millipore Corp.(a) (b)	13,800	1,000,086
		9,815,790

7

Medical Supplies — 3.9%
Allergan, Inc.	30,655	$3,397,187
American Medical Systems Holdings, Inc.(a) (b)	34,300	726,131
ArthoCare Corp.(a)	19,900	717,196
Bard (C.R.), Inc.	73,900	5,875,789
Becton, Dickinson & Co.	8,100	622,809
Dade Behring Holdings, Inc.	15,700	688,445
Dentsply International, Inc.	21,400	700,850
Edwards Lifesciences Corp.(a) (b)	180,900	9,171,630
Henry Schein, Inc.(a)	20,700	1,142,226
Hologic, Inc.(a)	21,900	1,262,316
II-VI, Inc.(a)	24,100	815,785
Illumina, Inc.(a) (b)	104,600	3,064,780
Integra LifeSciences Holdings Corp.(a) (b)	17,600	802,208
Intuitive Surgical, Inc.(a)	6,900	838,833
Kyphon, Inc.(a)	21,200	956,968
Patterson Cos., Inc.(a)	17,100	606,879
Resmed, Inc.(a) (b)	90,100	4,538,337
Respironics, Inc.(a)	22,200	932,178
St. Jude Medical, Inc.(a)	98,600	3,708,346
Techne Corp.(a)	20,300	1,159,130
Thermo Fisher Scientific, Inc.(a)	71,100	3,323,925
Varian Medical Systems, Inc.(a)	24,900	1,187,481
Ventana Medical Systems, Inc.(a)	16,200	678,780
Waters Corp.(a)	31,700	1,838,600
Zimmer Holdings, Inc.(a)	11,300	965,133
		49,721,942
Metals & Mining — 2.1%
Agnico-Eagle Mines Ltd.	67,000	2,373,140
Carpenter Technology Corp.	25,000	3,019,000
CONSOL Energy, Inc.	269,300	10,537,709
Foundation Coal Holdings, Inc.(b)	102,800	3,530,152
Precision Castparts Corp.	34,800	3,620,940
Teck Cominco Ltd. Cl. B	54,000	3,758,400
		26,839,341
Pharmaceuticals — 7.7%
Alkermes, Inc.(a)	248,200	3,832,208
Amylin Pharmaceuticals, Inc.(a) (b)	98,900	3,694,904
Barr Pharmaceuticals, Inc.(a)	154,000	7,137,900
Celgene Corp.(a)	64,700	3,394,162
Cephalon, Inc.(a) (b)	197,900	14,092,459
Charles River Laboratories International, Inc.(a)	16,700	772,542
Genzyme Corp.(a)	11,600	696,232
Gilead Sciences, Inc.(a) (b)	43,000	3,289,500
Invitrogen Corp.(a)	22,500	1,432,125
Martek Biosciences Corp.(a) (b)	26,500	546,430
Medarex, Inc.(a) (b)	160,600	2,078,164
Medco Health Solutions, Inc.(a)	36,800	2,669,104
Medicis Pharmaceutical Corp. Cl. A(b)	83,000	2,558,060

8

MedImmune, Inc.(a) (b)	382,300	$13,911,897
Millennium Pharmaceuticals, Inc.(a) (b)	74,500	846,320
Mylan Laboratories, Inc.	137,000	2,896,180
Nektar Therapeutics(a) (b)	66,600	869,796
Neurocrine Biosciences, Inc.(a) (b)	62,200	777,500
Omnicare, Inc.(b)	197,100	7,838,667
OSI Pharmaceuticals, Inc.(a) (b)	82,000	2,706,000
PDL BioPharma, Inc.(a)	153,100	3,322,270
Sepracor, Inc.(a) (b)	141,100	6,579,493
Sigma-Aldrich Corp.	24,100	1,000,632
Theravance, Inc.(a)	101,200	2,985,400
Valeant Pharmaceuticals International	248,000	4,287,920
Vertex Pharmaceuticals, Inc.(a) (b)	122,200	3,426,488
		97,642,353
Prepackaged Software — 4.3%
Activision, Inc.(a) (b)	95,110	1,801,383
Adobe Systems, Inc.(a)	95,000	3,961,500
Check Point Software Technologies Ltd.(a)	26,300	585,964
Citrix Systems, Inc.(a)	29,600	948,088
DST Systems, Inc.(a) (b)	174,800	13,144,960
Electronic Arts, Inc.(a)	56,800	2,860,448
Fair Isaac Corp.	20,700	800,676
Intuit, Inc.(a)	199,300	5,452,848
McAfee, Inc.(a)	167,200	4,862,176
NAVTEQ Corp.(a)	214,800	7,410,600
Red Hat, Inc.(a) (b)	332,800	7,631,104
Salesforce.com, Inc.(a) (b)	79,000	3,382,780
Symantec Corp.(a)	44,600	771,580
THQ, Inc.(a) (b)	34,250	1,171,008
		54,785,115
Restaurants — 1.5%
The Cheesecake Factory(a) (b)	161,900	4,314,635
Chipotle Mexican Grill, Inc. Cl. B(a)	56,000	3,214,400
P.F. Chang’s China Bistro, Inc.(a) (b)	67,000	2,805,960
Tim Hortons, Inc.(b)	182,800	5,560,776
Yum! Brands, Inc.	53,900	3,113,264
		19,009,035
Retail — 6.0%
Advance Auto Parts, Inc.	171,100	6,595,905
Amazon.com, Inc.(a) (b)	289,400	11,515,226
Bed Bath & Beyond, Inc.(a)	228,300	9,170,811
Best Buy Co., Inc.	96,000	4,677,120
Carmax, Inc.(a)	218,000	5,349,720
Dick’s Sporting Goods, Inc.(a) (b)	10,900	635,034
Family Dollar Stores, Inc.	37,600	1,113,712
Fred’s, Inc.(b)	48,500	712,950
Men’s Wearhouse, Inc.	17,200	809,260
MSC Industrial Direct Co. Cl. A	26,000	1,213,680

9

O’Reilly Automotive, Inc.(a)	215,600	$7,136,360
Petsmart, Inc.(b)	324,200	10,685,632
Shoppers Drug Mart Corp.	23,000	1,020,427
Shoppers Drug Mart Corp. CAD	34,000	1,508,457
Shoppers Drug Mart Corp. CAD	38,000	1,685,922
Staples, Inc.	52,650	1,360,476
Tiffany & Co.	57,600	2,619,648
The TJX Cos., Inc.	82,600	2,226,896
Tractor Supply Co.(a) (b)	12,600	648,900
Williams-Sonoma, Inc.(b)	145,700	5,166,522
		75,852,658
Retail - Grocery — 0.2%
Whole Foods Market, Inc.(b)	41,000	1,838,850
Telecommunications — 0.5%
Time Warner Telecom, Inc. Cl. A(a) (b)	284,800	5,915,296
Telephone Utilities — 1.9%
ADTRAN, Inc.(b)	105,000	2,556,750
Amdocs Ltd.(a)	238,000	8,682,240
Leap Wireless International, Inc.(a) (b)	137,900	9,098,642
NeuStar, Inc. Cl. A(a) (b)	32,300	918,612
NII Holdings, Inc. Cl. B(a)	43,300	3,211,994
		24,468,238
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.(b)	33,800	1,613,950
Discovery Holding Co. Cl. A(a)	313,000	5,987,690
Expeditors International of Washington, Inc.	46,900	1,937,908
Landstar System, Inc.(b)	41,700	1,911,528
Royal Caribbean Cruises Ltd.	14,100	594,456
Thor Industries, Inc.(b)	13,600	535,703
UTI Worldwide, Inc.(b)	281,500	6,919,270
		19,500,505
TOTAL EQUITIES (Cost $976,536,096)		1,227,576,167
MUTUAL FUND — 0.0%
Financial Services
Government Reserve Investment Fund	103,257	103,257
TOTAL MUTUAL FUND (Cost $103,257)		103,257
TOTAL LONG TERM INVESTMENTS (Cost $976,639,353)		1,227,679,424

10

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.7%
Cash Equivalents — 13.9%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$4,562,122	$4,562,122
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	1,216,566	1,216,566
American Beacon Money Market Fund(c)		5,114,063	5,114,063
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	3,041,415	3,041,415
Bank of America 5.270%	05/07/2007	3,041,415	3,041,415
Bank of America 5.270%	05/08/2007	3,041,415	3,041,415
Bank of America 5.310%	05/17/2007	912,425	912,425
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	2,433,132	2,433,132
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	1,824,849	1,824,849
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	1,216,566	1,216,566
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	1,216,566	1,216,566
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	608,283	608,283
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	3,041,415	3,041,415
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	608,283	608,283
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	608,283	608,283
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	1,216,566	1,216,566
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	1,520,707	1,520,707
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	2,737,274	2,737,274
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	912,425	912,425
BGI Institutional Money Market Fund(c)		6,082,830	6,082,830
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	4,562,122	4,562,122
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	2,128,990	2,128,990
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	1,520,707	1,520,707

11

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$5,596,204	$5,596,204
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	1,520,707	1,520,707
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	3,041,415	3,041,415
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	3,041,415	3,041,415
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	1,520,707	1,520,707
Dreyfus Cash Management Plus Money Market Fund(c)		1,703,193	1,703,193
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	4,562,122	4,562,122
Federal Home Loan Bank 5.181%	04/13/2007	912,425	912,425
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	1,824,849	1,824,849
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	3,649,698	3,649,698
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	1,824,849	1,824,849
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	3,041,415	3,041,415
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	3,041,415	3,041,415
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		620,112	620,112
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	2,433,132	2,433,132
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	3,649,698	3,649,698
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	3,041,415	3,041,415
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	3,041,415	3,041,415
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	3,041,415	3,041,415
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	2,737,274	2,737,274
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	608,283	608,283
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	8,932,636	8,932,636

12

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$2,433,132	$2,433,132
Reserve Primary Money Market Fund(c)		2,737,274	2,737,274
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	5,772,937	5,772,937
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	912,425	912,425
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,216,566	1,216,566
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	2,433,132	2,433,132
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	3,649,698	3,649,698
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	2,128,990	2,128,990
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	2,128,990	2,128,990
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	608,283	608,283
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	4,562,122	4,562,122
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	1,824,849	1,824,849
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	1,520,707	1,520,707
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	1,216,566	1,216,566
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	5,492,251	5,492,251
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	3,953,840	3,953,840
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	3,467,219	3,467,219
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	3,649,698	3,649,698
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	3,649,698	3,649,698
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	3,041,415	3,041,415
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	3,041,415	3,041,415
			175,995,420

13

Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$35,056,537	$35,056,537
TOTAL SHORT-TERM INVESTMENTS (Cost $211,051,957)		211,051,957
TOTAL INVESTMENTS — 114.0% (Cost $1,187,691,310) (f)		$1,438,731,381
Other Assets/(Liabilities) — (14.0%)		(176,163,760)
NET ASSETS — 100.0%		$1,262,567,621

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $35,066,908. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 12/15/2035, and an aggregate market value, including accrued interest, of $36,809,364.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.4%
COMMON STOCK — 90.4%
Advertising — 0.6%
Catalina Marketing Corp.	65,400	$2,065,332
Focus Media Holding Ltd. ADR (China)(a) (b)	23,720	1,861,071
		3,926,403
Aerospace & Defense — 1.4%
Orbital Sciences Corp.(a) (b)	44,700	837,678
Teledyne Technologies, Inc.(a)	103,640	3,880,282
Transdigm Group, Inc.(a)	68,820	2,503,672
Triumph Group, Inc.	30,130	1,667,394
		8,889,026
Air Transportation — 0.4%
Airtran Holdings, Inc.(a) (b)	154,000	1,581,580
Copa Holdings SA Cl. A	17,230	887,173
		2,468,753
Apparel, Textiles & Shoes — 1.9%
Childrens Place(a)	25,040	1,396,230
Citi Trends, Inc.(a) (b)	26,240	1,121,498
DSW, Inc. Cl. A(a) (b)	15,950	673,249
Heelys, Inc.(a) (b)	121,100	3,553,074
Skechers U.S.A., Inc. Cl. A(a) (b)	59,400	1,994,058
Tween Brands, Inc.(a)	27,000	964,440
Under Armour, Inc. Cl. A(a)	25,490	1,307,637
Urban Outfitters, Inc.(a)	59,400	1,574,694
		12,584,880
Automotive & Parts — 2.9%
Comtech Group, Inc.(a) (b)	235,200	4,111,296
LKQ Corp.(a)	421,238	9,208,263
Tenneco, Inc.(a)	80,800	2,057,168
TRW Automotive Holdings Corp.(a)	56,200	1,956,884
United Auto Group, Inc.	85,700	1,739,710
		19,073,321
Banking, Savings & Loans — 2.4%
Advanta Corp. Cl. B	45,300	1,985,952
Dollar Financial Corp.(a)	31,940	808,082
Euronet Worldwide, Inc.(a) (b)	169,000	4,539,340
Financial Federal Corp.(b)	192,724	5,072,496
First Community Bancorp(b)	53,700	3,036,198
		15,442,068

1

Beverages — 0.2%
Jones Soda Co.(a) (b)	54,800	$1,108,056
Broadcasting, Publishing & Printing — 1.0%
Central European Media Enterprises Ltd.(a) (b)	11,410	1,009,785
Charter Communications, Inc. Cl. A(a) (b)	823,000	2,296,170
LodgeNet Entertainment Corp.(a)	60,300	1,852,416
TiVo, Inc.(a) (b)	266,500	1,692,275
		6,850,646
Building Materials & Construction — 0.4%
Beacon Roofing Supply, Inc.(a) (b)	44,633	722,162
Cytyc Corp.(a)	52,830	1,807,314
		2,529,476
Chemicals — 1.8%
Agrium, Inc.	55,580	2,130,381
CF Industries Holdings, Inc.	39,600	1,526,580
Cytec Industries, Inc.	34,700	1,951,528
Hercules, Inc.(a)	101,400	1,981,356
Minerals Technologies, Inc.	25,600	1,591,296
Terra Industries, Inc.(a) (b)	152,970	2,676,975
		11,858,116
Commercial Services — 9.7%
AerCap Holdings NV(a)	36,800	1,071,248
Aircastle, Ltd.	49,730	1,759,447
American Reprographics Co.(a)	60,370	1,858,792
Bowne & Co., Inc.	102,500	1,612,325
The Corporate Executive Board Co.	87,000	6,608,520
Ctrip.com International Ltd. ADR (China)	17,800	1,192,333
Exelixis, Inc.(a)	79,000	785,260
Harris Interactive, Inc.(a)	205,200	1,237,356
Incyte Corp.(a)	158,900	1,047,151
ITT Educational Services, Inc.(a)	126,000	10,267,740
Jackson Hewitt Tax Service, Inc.	78,980	2,541,576
Magellan Health Services, Inc.(a)	30,600	1,285,200
Mobile Mini, Inc.(a)	180,100	4,823,078
MoneyGram International, Inc.	67,790	1,881,850
Move, Inc.(a)	114,270	633,056
Resources Connection, Inc.(a)	57,780	1,848,382
Sotheby’s	124,400	5,533,312
Stericycle, Inc.(a)	25,080	2,044,020
Stewart Enterprises, Inc. Cl. A	270,000	2,176,200
TeleTech Holdings, Inc.(a) (b)	102,970	3,777,969
VistaPrint Ltd.(a) (b)	101,850	3,900,855
Washington Group International, Inc.(a)	51,830	3,442,549
Waste Connections, Inc.(a)	69,050	2,067,357
		63,395,576
Communications — 1.3%
ADC Telecommunications, Inc.(a)	94,400	1,580,256
InPhonic, Inc.(a) (b)	147,730	1,610,257

2

Polycom, Inc.(a)	48,000	$1,599,840
Powerwave Technologies, Inc.(a)	200,500	1,140,845
Sonus Networks, Inc.(a) (b)	308,390	2,488,707
		8,419,905
Computer & Other Data Processing Service — 1.0%
IHS, Inc. Cl. A(a)	42,480	1,746,353
LoopNet, Inc.(a) (b)	270,300	4,619,427
		6,365,780
Computer Integrated Systems Design — 0.5%
Mentor Graphics Corp.(a)	79,920	1,305,893
Sapient Corp.(a)	257,300	1,765,078
		3,070,971
Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(a) (b)	97,500	2,286,375
Computer Related Services — 1.7%
Checkfree Corp.(a)	233,249	8,651,205
Ingram Micro, Inc. Cl. A(a)	121,000	2,336,510
		10,987,715
Computers & Information — 3.3%
Foundry Networks, Inc.(a) (b)	57,460	779,732
MICROS Systems, Inc.(a)	90,200	4,869,898
Rackable Systems, Inc.(a) (b)	255,700	4,339,229
Scientific Games Corp. Cl. A(a)	244,100	8,013,803
VeriFone Holdings, Inc.(a) (b)	91,664	3,366,819
		21,369,481
Consumer Services — 0.3%
Icon PLC Sponsored ADR (United Kingdom)(a)	49,890	2,125,314
Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A	114,600	1,893,192
Data Processing & Preparation — 2.7%
The BISYS Group, Inc.(a)	132,100	1,513,866
FactSet Research Systems, Inc.	190,094	11,947,408
S1 Corp.(a)	304,300	1,825,800
The TriZetto Group, Inc.(a) (b)	122,240	2,446,022
		17,733,096
Electric Utilities — 0.2%
El Paso Electric Co.(a)	62,900	1,657,415
Electrical Equipment & Electronics — 3.0%
Benchmark Electronics, Inc.(a)	57,450	1,186,917
Cypress Semiconductor Corp.(a)	84,200	1,561,910
Evergreen Solar, Inc.(a) (b)	59,400	579,150
Hexcel Corp.(a) (b)	101,100	2,006,835
ON Semiconductor Corp.(a) (b)	228,600	2,039,112
OpNext, Inc.(a)	86,100	1,273,419
QLogic Corp.(a)	55,850	949,450
Semtech Corp.(a)	115,500	1,556,940

3

Silicon-On-Insulator Technologies(a)	35,550	$851,422
SiRF Technology Holdings, Inc.(a) (b)	40,060	1,112,066
Smart Modular Technologies(a)	294,760	3,769,980
Trident Microsystems, Inc.(a)	82,700	1,658,962
Varian Semiconductor Equipment Associates, Inc.(a)	26,380	1,408,164
		19,954,327
Energy — 4.3%
Arch Coal, Inc.(b)	33,180	1,018,294
Bill Barrett Corp.(a) (b)	225,400	7,305,214
Cabot Oil & Gas Corp.	27,330	1,839,856
Complete Production Services, Inc.(a) (b)	84,920	1,690,757
Comstock Resources, Inc.(a)	69,100	1,891,958
Core Laboratories N.V.(a)	9,700	813,151
Denbury Resources, Inc.(a)	58,740	1,749,865
Grey Wolf, Inc.(a) (b)	152,400	1,021,080
Newfield Exploration Co.(a)	114,900	4,792,479
OPTI Canada, Inc. CAD(a)	94,200	1,624,335
TETRA Technologies, Inc.(a)	70,600	1,744,526
UGI Corp.	60,900	1,626,639
Whiting Petroleum Corp.(a) (b)	25,700	1,012,837
		28,130,991
Entertainment & Leisure — 3.2%
Churchill Downs, Inc.	33,700	1,529,643
DreamWorks Animation SKG, Inc. Cl. A(a) (b)	77,600	2,373,008
Gaylord Entertainment Co.(a)	224,700	11,879,889
Live Nation, Inc.(a) (b)	61,030	1,346,322
National CineMedia, Inc.(a)	110,000	2,937,000
Pinnacle Entertainment, Inc.(a)	38,790	1,127,625
		21,193,487
Financial Services — 1.2%
Aberdeen Asset Management PLC GBP	429,300	1,829,081
Capital Trust Cl. A REIT	33,600	1,531,152
FCStone Group, Inc.(a) (b)	29,500	1,100,940
The Nasdaq Stock Market, Inc.(a)	46,700	1,373,447
Nuveen Investments, Inc. Cl. A	22,060	1,043,438
Redwood Trust, Inc.(b)	18,900	986,202
		7,864,260
Foods — 1.5%
Panera Bread Co. Cl. A(a) (b)	111,400	6,579,284
United Natural Foods, Inc.(a) (b)	114,300	3,502,152
		10,081,436
Healthcare — 4.3%
Allscripts Healthcare Solutions, Inc.(a) (b)	342,500	9,182,425
Community Health Systems, Inc.(a)	45,200	1,593,300
Healthways, Inc.(a) (b)	191,450	8,950,287
Human Genome Sciences, Inc.(a) (b)	128,700	1,366,794
LifePoint Hospitals, Inc.(a)	56,890	2,174,336

4

Manor Care, Inc.(b)	71,350	$3,878,586
Matria Healthcare, Inc.(a) (b)	50,950	1,343,042
		28,488,770
Heavy Machinery — 2.0%
Bucyrus International, Inc. Cl. A(b)	149,300	7,688,950
Goodman Global, Inc.(a)	114,490	2,017,314
Lindsay Corp.(b)	33,620	1,068,780
Verigy Ltd.(a)	97,600	2,290,672
		13,065,716
Home Construction, Furnishings & Appliances — 0.8%
DTS, Inc.(a) (b)	133,300	3,229,859
Fossil, Inc.(a)	82,070	2,172,393
		5,402,252
Household Products — 0.7%
Ferro Corp.(b)	110,000	2,377,100
Jarden Corp.(a) (b)	64,850	2,483,755
		4,860,855

Information Retrieval Services — 2.0%
CoStar Group, Inc.(a) (b)	68,500	3,060,580
DealerTrack Holdings, Inc.(a)	78,300	2,405,376
Interactive Data Corp.	69,710	1,725,322
Sina Corp.(a) (b)	181,000	6,083,410
		13,274,688
Insurance — 2.4%
Allied World Assurance Holdings Ltd.	51,150	2,186,663
Aspen Insurance Holdings Ltd.	66,000	1,729,860
FPIC Insurance Group, Inc.(a)	42,400	1,894,008
Platinum Underwriters Holdings Ltd.	49,600	1,591,168
ProAssurance Corp.(a) (b)	82,960	4,243,404
Reinsurance Group of America, Inc.	29,900	1,725,828
StanCorp Financial Group, Inc.	32,700	1,607,859
United America Indemnity Ltd. Cl. A(a)	33,600	779,520
		15,758,310
Internet Software — 0.2%
Opsware, Inc.(a) (b)	156,800	1,136,800
Lodging — 1.0%
Vail Resorts, Inc.(a) (b)	123,300	6,698,889
Machinery & Components — 1.0%
Chicago Bridge & Iron Co.	224,298	6,897,164
Medical Supplies — 3.9%
AngioDynamics, Inc.(a)	68,620	1,158,992
Arrow International, Inc.	50,800	1,633,728
Dade Behring Holdings, Inc.	35,520	1,557,552
Hologic, Inc.(a) (b)	43,410	2,502,152

5

ICU Medical, Inc.(a)	17,260	$676,592
Kensey Nash Corp.(a) (b)	60,800	1,854,400
Kyphon, Inc.(a) (b)	179,120	8,085,477
Mentor Corp.(b)	32,620	1,500,520
Sirona Dental Systems, Inc.(b)	27,770	956,954
Thoratec Corp.(a)	41,900	875,710
Vital Images, Inc.(a)	144,600	4,809,396
		25,611,473
Metals & Mining — 0.8%
Brush Engineered Materials, Inc.(a)	25,190	1,220,959
Cleveland-Cliffs, Inc.(b)	12,400	793,724
CommScope, Inc.(a)	18,400	789,360
Foundation Coal Holdings, Inc.	45,500	1,562,470
UrAsia Energy, Ltd. CAD(a)	153,100	933,553
		5,300,066
Pharmaceuticals — 4.0%
Adams Respiratory Therapeutics, Inc.(a) (b)	128,300	4,314,729
Alkermes, Inc.(a)	128,460	1,983,422
Amylin Pharmaceuticals, Inc.(a) (b)	77,160	2,882,698
Arena Pharmaceuticals, Inc.(a) (b)	49,560	538,222
Atherogenics, Inc.(a) (b)	47,090	132,323
Bare Escentuals, Inc.(a) (b)	149,500	5,362,565
Charles River Laboratories International, Inc.(a)	33,750	1,561,275
Digene Corp.(a)	47,820	2,028,046
Herbalife Ltd.(a)	25,040	981,318
The Medicines Co.(a) (b)	82,760	2,075,621
Perrigo Co.	92,500	1,633,550
Vertex Pharmaceuticals, Inc.(a) (b)	18,190	510,048
Visicu, Inc.(a)	171,400	1,336,920
Zymogenetics, Inc.(a) (b)	50,900	792,004
		26,132,741
Prepackaged Software — 9.0%
Activision, Inc.(a) (b)	114,000	2,159,160
Ansys, Inc.(a)	41,140	2,088,678
Blackbaud, Inc.	493,800	12,058,596
Blackboard, Inc.(a) (b)	258,800	8,703,444
Cerner Corp.(a) (b)	167,300	9,109,485
EPIQ Systems, Inc.(a) (b)	137,729	2,806,917
Kenexa Corp.(a) (b)	80,855	2,517,016
Red Hat, Inc.(a) (b)	231,710	5,313,110
THQ, Inc.(a) (b)	32,475	1,110,320
Transaction Systems Architects, Inc. Cl. A(a)	27,470	889,753
Verint Systems, Inc.(a)	42,430	1,364,125
WebEx Communications, Inc.(a)	193,900	11,025,154
		59,145,758
Restaurants — 0.9%
California Pizza Kitchen, Inc.(a)	50,670	1,666,536
Denny’s Corp.(a)	383,700	1,880,130

6

P.F. Chang’s China Bistro, Inc.(a) (b)	30,600	$1,281,528
RARE Hospitality International, Inc.(a)	35,100	1,056,159
		5,884,353
Retail — 3.8%
Borders Group, Inc.(b)	81,800	1,670,356
Dollar Tree Stores, Inc.(a)	43,150	1,650,056
Gamestop Corp. Cl. A(a)	41,280	1,344,490
Marvel Entertainment, Inc.(a) (b)	33,510	929,903
O’Reilly Automotive, Inc.(a)	215,720	7,140,332
Priceline.com, Inc.(a) (b)	44,620	2,376,461
Retail Ventures, Inc.(a) (b)	63,340	1,333,307
Stamps.com, Inc.(a)	231,500	3,326,655
Stride Rite Corp.	63,800	981,882
Zumiez, Inc.(a) (b)	96,900	3,887,628
		24,641,070
Telephone Utilities — 1.3%
Equinix, Inc.(a)	21,720	1,859,884
General Communication, Inc. Cl. A(a)	116,400	1,629,600
Leap Wireless International, Inc.(a)	39,140	2,582,457
NeuStar, Inc. Cl. A(a) (b)	92,980	2,644,351
		8,716,292
Transportation — 4.8%
American Commercial Lines, Inc.(a)	64,320	2,022,864
Con-way, Inc.	34,600	1,724,464
Emergency Medical Services Corp. Cl. A(a)	37,150	1,094,439
Florida East Coast Industries	19,140	1,199,887
GATX Corp.	33,000	1,577,400
J.B. Hunt Transport Services, Inc.	342,600	8,989,824
Kansas City Southern(a) (b)	303,450	10,796,751
Landstar System, Inc.	46,490	2,131,102
YRC Worldwide, Inc.(a)	41,300	1,661,086
		31,197,817
TOTAL EQUITIES (Cost $475,734,140)		593,473,080
MUTUAL FUND — 4.2%
Financial Services
iShares Russell 2000 Growth Index Fund(b)	339,090	27,317,090
TOTAL MUTUAL FUND (Cost $26,105,723)		27,317,090
TOTAL LONG TERM INVESTMENTS (Cost $501,839,863)		620,790,170

7

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 37.9%
Cash Equivalents — 32.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$5,565,838	$5,565,838
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	1,484,223	1,484,223
American Beacon Money Market Fund(c)		6,239,210	6,239,210
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	3,710,558	3,710,558
Bank of America 5.270%	05/07/2007	3,710,558	3,710,558
Bank of America 5.270%	05/08/2007	3,710,558	3,710,558
Bank of America 5.310%	05/17/2007	1,113,168	1,113,168
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	2,968,446	2,968,446
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	2,226,334	2,226,334
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	1,484,223	1,484,223
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	1,484,223	1,484,223
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	742,111	742,111
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	3,710,558	3,710,558
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	742,111	742,111
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	742,111	742,111
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	1,484,223	1,484,223
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	1,855,279	1,855,279
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	3,339,503	3,339,503
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	1,113,168	1,113,168
BGI Institutional Money Market Fund(c)		7,421,117	7,421,117
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	5,565,838	5,565,838
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	2,597,391	2,597,391
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	1,855,279	1,855,279

8

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$6,827,427	$6,827,427
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	1,855,279	1,855,279
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	3,710,558	3,710,558
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	3,710,558	3,710,558
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	1,855,279	1,855,279
Dreyfus Cash Management Plus Money Market Fund(c)		2,077,913	2,077,913
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	5,565,838	5,565,838
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	1,113,168	1,113,168
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	2,226,334	2,226,334
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	4,452,670	4,452,670
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	2,226,334	2,226,334
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	3,710,558	3,710,558
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	3,710,558	3,710,558
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		756,543	756,543
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	2,968,446	2,968,446
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	4,452,670	4,452,670
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	3,710,558	3,710,558
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	3,710,558	3,710,558
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	3,710,558	3,710,558
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	3,339,503	3,339,503
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	742,111	742,111
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	10,897,909	10,897,909

9

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$2,968,446	$2,968,446
Reserve Primary Money Market Fund(c)		3,339,503	3,339,503
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	7,043,043	7,043,043
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	1,113,168	1,113,168
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,484,223	1,484,223
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	2,968,446	2,968,446
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	4,452,670	4,452,670
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	2,597,391	2,597,391
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	2,597,391	2,597,391
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	742,111	742,111
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	5,565,838	5,565,838
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	2,226,334	2,226,334
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	1,855,279	1,855,279
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	1,484,231	1,484,231
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	6,700,603	6,700,603
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	4,823,726	4,823,726
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	4,230,036	4,230,036
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	4,452,670	4,452,670
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	4,452,670	4,452,670
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	3,710,558	3,710,558
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	3,710,558	3,710,558
			214,716,253

10

Repurchase Agreement — 5.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$33,791,321	$33,791,321
TOTAL SHORT-TERM INVESTMENTS (Cost $248,507,574)		248,507,574
TOTAL INVESTMENTS — 132.5% (Cost $750,347,437)(f)		$869,297,744
Other Assets/(Liabilities) — (32.5%)		(212,987,378)
NET ASSETS — 100.0%		$656,310,366

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

GBP - British Pound

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $33,801,318. Collateralized by a U.S. Government Agency obligation with a rate of 5.521%, maturity date of 4/01/2036, and an aggregate market value, including accrued interest, of $35,480,887.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select Small Company Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.6%
COMMON STOCK — 97.6%
Advertising — 2.0%
aQuantive, Inc.(a) (b)	55,600	$1,551,796
Marchex, Inc. Cl. B(b)	101,700	1,558,044
		3,109,840
Apparel, Textiles & Shoes — 4.9%
Carter’s, Inc.(a)	40,720	1,031,845
Crocs, Inc.(a) (b)	49,900	2,357,775
Hot Topic, Inc.(a)	34,300	380,730
Quiksilver, Inc.(a)	167,400	1,941,840
Volcom, Inc.(a) (b)	59,695	2,051,120
		7,763,310
Automotive & Parts — 1.0%
Titan International, Inc.(b)	63,765	1,615,167
Banking, Savings & Loans — 1.5%
Cascade Bancorp(b)	12,268	318,232
Cobiz Inc.	12,000	238,920
Evercore Partners, Inc. Cl. A	9,000	280,710
Glacier Bancorp, Inc.	13,002	312,568
Newstar Financial, Inc.(a)	26,600	445,816
PrivateBancorp, Inc.(b)	1,500	54,840
SVB Financial Group(a)	2,200	106,898
UCBH Holdings, Inc.	17,900	333,298
Virginia Commerce Bancorp(a) (b)	7,400	160,210
WSB Financial Group, Inc.(a)	8,700	156,600
		2,408,092
Broadcasting, Publishing & Printing — 0.9%
Entravision Communications Corp. Cl. A(a)	94,775	885,198
Outdoor Channel Holdings, Inc.(a) (b)	44,500	454,790
		1,339,988
Building Materials & Construction — 1.0%
Comfort Systems USA, Inc.	9,500	113,810
Texas Industries, Inc.	18,530	1,399,571
		1,513,381
Chemicals — 3.8%
ADA-ES, Inc.(a)	11,000	151,250
Metabolix, Inc.(a)	48,900	813,207
Symyx Technologies, Inc.(a)	49,700	880,684
Terra Industries, Inc.(a) (b)	144,750	2,533,125

1

UAP Holding Corp.(b)	48,460	$1,252,691
US Bioenergy Corp.(a)	39,700	455,359
		6,086,316
Commercial Services — 8.1%
Affymetrix, Inc.(a) (b)	53,300	1,602,731
Corrections Corp. of America(a)	33,765	1,783,130
Heartland Payment Systems, Inc.(b)	13,800	326,232
Infrasource Services, Inc.(a)	26,315	803,397
Internet Capital Group, Inc.(a)	50,775	543,292
Lionbridge Technologies, Inc.(a)	132,100	672,389
Liquidity Services, Inc.(a)	34,600	586,124
Move, Inc.(a)	149,000	825,460
New Oriental Education & Technology Group, Inc. Sponsored ADR (China) (a)	5,400	218,862
Online Resources Corp.(a)	29,700	340,659
Pacific Ethanol, Inc.(a) (b)	7,700	131,131
The Geo Group, Inc.(a)	10,580	479,486
THE9 Ltd. ADR (Cayman Islands)(a) (b)	25,680	866,443
Waste Connections, Inc.(a)	71,430	2,138,614
Wind River Systems, Inc.(a)	158,500	1,575,490
		12,893,440
Communications — 2.1%
BigBand Networks, Inc.(a) (b)	40,700	733,007
Polycom, Inc.(a)	63,300	2,109,789
RRSat Global Communications(a)	31,800	443,610
		3,286,406
Computer & Data Processing Services — 0.2%
Digimarc Corp.(a)	35,100	354,861
Computer Integrated Systems Design — 2.8%
Avid Technology, Inc.(a) (b)	33,835	1,180,165
Cogent, Inc.(a) (b)	20,700	278,415
Eclipsys Corp.(a) (b)	98,780	1,903,491
Quality Systems, Inc.(b)	25,614	1,024,560
		4,386,631
Computer Programming Services — 0.3%
Sourcefire, Inc.(a)	30,800	543,004
Computer Related Services — 2.0%
CNET Networks, Inc.(a) (b)	241,555	2,103,944
Commvault Systems, Inc.(a)	33,800	547,560
Secure Computing Corp.(a)	76,800	591,360
		3,242,864
Computers & Information — 1.2%
Immersion Corp.(a)	206,200	1,859,924
Consumer Products — 0.5%
Pool Corp.(b)	21,345	764,151

2

Consumer Services — 0.5%
Icon PLC Sponsored ADR (United Kingdom)(a)	19,450	$828,570
Cosmetics & Personal Care — 0.3%
Physicians Formula Holdings, Inc.(a)	7,200	135,936
Quaker Chemical Corp.	14,310	340,721
		476,657
Data Processing & Preparation — 2.4%
FactSet Research Systems, Inc.	18,960	1,191,636
Global Cash Access Holdings, Inc.(a)	110,455	1,843,494
Netsmart Technologies, Inc.(a)	51,100	840,084
		3,875,214
Electrical Equipment & Electronics — 12.1%
Active Power, Inc.(a)	88,100	170,914
Advanced Energy Industries, Inc.(a)	59,950	1,261,348
Color Kinetics, Inc.(a) (b)	8,800	170,984
Cymer, Inc.(a)	24,300	1,009,665
Daktronics, Inc.	15,255	418,597
Dolby Laboratories, Inc. Cl. A(a)	35,795	1,235,285
EMS Technologies, Inc.(a)	38,135	734,861
Evergreen Solar, Inc.(a) (b)	25,600	249,600
General Cable Corp.(a)	25,305	1,352,046
IPG Photonics Corp.(a)	11,800	226,560
Ixia(a)	73,135	680,156
Lattice Semiconductor Corp.(a)	315,000	1,842,750
Mattson Technology, Inc.(a)	8,700	79,170
Pixelworks, Inc.(a)	161,400	266,310
PLX Technology, Inc.(a)	67,512	657,567
RF Micro Devices, Inc.(a) (b)	295,500	1,840,965
Rudolph Technologies, Inc.(a)	29,000	505,760
Skyworks Solutions, Inc.(a)	157,000	902,750
SunPower Corp. Cl. A(a) (b)	6,700	304,850
Trident Microsystems, Inc.(a)	37,840	759,070
Triquint Semiconductor, Inc.(a)	250,700	1,253,500
Universal Display Corp.(a) (b)	46,900	707,721
Universal Electronics, Inc.(a)	88,358	2,461,654
Volterra Semiconductor Corp.(a) (b)	11,300	147,578
		19,239,661
Energy — 4.8%
3SBio, Inc., Sponsored ADR (China)(a)	30,400	335,008
Arena Resources Inc.(a)	4,100	205,492
Atwood Oceanics, Inc.(a)	11,800	692,542
Complete Production Services, Inc.(a) (b)	27,900	555,489
Core Laboratories N.V.(a)	10,210	855,904
Edge Petroleum Corp.(a) (b)	37,200	465,744
Hercules Offshore, Inc.(a) (b)	17,400	456,924
Kodiak Oil & Gas Corp.(a)	65,300	340,866
Oceaneering International, Inc.(a)	16,095	677,921
TETRA Technologies, Inc.(a)	58,594	1,447,858

3

Union Drilling, Inc.(a)	26,600	$377,720
Unit Corp.(a)	22,375	1,131,951
		7,543,419
Entertainment & Leisure — 0.1%
National CineMedia, Inc.(a)	8,200	218,940
Financial Services — 4.3%
Boston Private Financial Holdings, Inc.	13,785	384,877
Cohen & Steers, Inc.(b)	1,800	77,544
Cowen Group, Inc.(a)	44,555	741,395
Greenhill & Co., Inc.(b)	10,500	644,595
Investment Technology Group, Inc.(a)	21,870	857,304
KBW, Inc.(a)	2,600	90,376
Lazard Ltd. Cl. A	19,470	977,005
The Nasdaq Stock Market, Inc.(a)	46,900	1,379,329
optionsXpress Holdings, Inc.	27,400	644,996
Piper Jaffray Cos.(a)	3,600	222,984
Thomas Weisel Partners Group, Inc.(a) (b)	42,200	802,644
		6,823,049
Forest Products & Paper — 0.7%
School Specialty, Inc.(a) (b)	30,255	1,092,508
Healthcare — 2.4%
Alliance Imaging, Inc.(a)	111,100	969,903
Five Star Quality Care, Inc.(a) (b)	73,000	750,440
Horizon Health Corp.(a)	41,820	817,581
Matria Healthcare, Inc.(a) (b)	36,895	972,552
Sun Healthcare Group, Inc.(a)	16,900	208,715
		3,719,191
Heavy Machinery — 1.6%
Bucyrus International, Inc. Cl. A(b)	40,680	2,095,020
Natural Gas Services Group, Inc.(a)	34,600	490,282
		2,585,302
Home Construction, Furnishings & Appliances — 0.1%
Meritage Homes Corp.(a)	5,600	179,872
Information Retrieval Services — 0.6%
DealerTrack Holdings, Inc.(a)	14,900	457,728
Knot (The), Inc.(a) (b)	20,200	434,906
		892,634
Insurance — 2.5%
American Safety Insurance Holdings Ltd.(a)	21,090	401,975
Castlepoint Holdings Ltd.(b)	23,600	385,860
Centene Corp.(a) (b)	32,725	686,898
First Mercury Financial Corp.(a)	47,840	983,112
Philadelphia Consolidated Holding Corp.(a)	35,725	1,571,543
		4,029,388
Internet Software — 0.3%
Opsware, Inc.(a) (b)	59,600	432,100

4

Lodging — 0.9%
Vail Resorts, Inc.(a) (b)	24,760	$1,345,211
Machinery & Components — 1.7%
Actuant Corp. Cl. A(b)	20,610	1,046,164
Brooks Automation, Inc.(a)	99,800	1,711,570
		2,757,734
Medical Supplies — 8.7%
American Medical Systems Holdings, Inc.(a) (b)	95,775	2,027,557
Arrow International, Inc.	40,705	1,309,073
Coherent, Inc.(a)	67,195	2,132,769
Cutera, Inc.(a)	28,940	1,047,339
DJO, Inc.(a)	16,950	642,405
Eagle Test Systems, Inc.(a)	34,530	574,579
Foxhollow Technologies, Inc.(a)	6,900	144,141
Home Diagnostics, Inc.(a)	23,600	254,880
Ista Pharmaceuticals, Inc.(a) (b)	75,000	635,250
Lemaitre Vascular, Inc.(a)	26,500	170,925
Oyo Geospace Corp.(a)	32,244	2,286,744
Respironics, Inc.(a)	35,120	1,474,689
Somanetics Corp.(a)	10,700	213,358
Thoratec Corp.(a)	27,585	576,527
Vital Images, Inc.(a)	9,415	313,143
		13,803,379
Metals & Mining — 1.1%
Chart Industries, Inc.(a)	28,400	515,744
Claymont Steel Holdings, Inc.(a)	35,460	706,718
Dynamic Materials Corp.(a)	5,100	166,872
Northwest Pipe Company(a)	9,050	360,462
		1,749,796
Pharmaceuticals — 7.9%
Alkermes, Inc.(a)	87,600	1,352,544
Anesiva, Inc.(a)	8,500	58,650
Animal Health International, Inc.(a)	35,205	425,628
Cell Genesys, Inc.(a)	175,400	736,680
Cephalon, Inc.(a) (b)	43,000	3,062,030
Cubist Pharmaceuticals, Inc.(a) (b)	109,510	2,416,886
CV Therapeutics, Inc.(a) (b)	91,100	716,957
Medarex, Inc.(a) (b)	190,500	2,465,070
Myriad Genetics, Inc.(a)	14,960	515,522
OraSure Technologies, Inc.(a)	34,100	250,635
Taro Pharmaceutical Industries Ltd.(a) (b)	34,100	257,455
Tercica, Inc.(a) (b)	50,700	297,102
		12,555,159
Prepackaged Software — 4.6%
Advent Software, Inc.(a) (b)	14,600	509,102
Ansys, Inc.(a)	32,525	1,651,294
i2 Technologies, Inc.(a) (b)	6,100	146,400

5

Kenexa Corp.(a) (b)	11,300	$351,769
Red Hat, Inc.(a) (b)	136,200	3,123,066
THQ, Inc.(a) (b)	25,900	885,521
TradeStation Group, Inc.(a) (b)	43,800	551,442
		7,218,594
Real Estate — 0.4%
HFF, Inc. Cl. A(a)	9,000	135,000
Meruelo Maddux Properties, Inc.(a)	63,500	555,625
		690,625
Restaurants — 0.7%
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	11,300	302,953
Red Robin Gourmet Burgers, Inc.(a) (b)	21,050	817,161
		1,120,114
Retail — 6.1%
Blue Nile, Inc.(a) (b)	12,000	487,920
Build-A-Bear Workshop, Inc.(a) (b)	57,760	1,586,667
Cash America International, Inc.	44,595	1,828,395
Circuit City Stores, Inc.	41,700	772,701
Gaiam, Inc. Cl. A(a) (b)	54,000	849,960
Genesco, Inc.(a)	48,215	2,002,369
Knoll, Inc.	55,300	1,317,799
Shutterfly, Inc.(a) (b)	36,600	587,064
US Auto Parts Network, Inc.(a)	38,805	208,383
Zumiez, Inc.(a) (b)	1,900	76,228
		9,717,486
Telephone Utilities — 0.5%
Mastec, Inc.(a)	28,400	312,684
Switch & Data Facilities Co., Inc.(a) (b)	27,105	491,143
		803,827
TOTAL EQUITIES (Cost $138,495,946)		154,865,805

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 33.1%
Cash Equivalents — 30.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,247,041	$1,247,041
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	332,540	332,540
American Beacon Money Market Fund(c)		1,397,894	1,397,894
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	831,349	831,349
Bank of America 5.270%	05/07/2007	831,349	831,349

6

Bank of America 5.270%	05/08/2007	$831,349	$831,349
Bank of America 5.310%	05/17/2007	249,405	249,405
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	665,080	665,080
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	498,809	498,809
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	332,540	332,540
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	332,540	332,540
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	166,269	166,269
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	831,349	831,349
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	166,269	166,269
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	166,269	166,269
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	332,540	332,540
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	415,675	415,675
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	748,215	748,215
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	249,405	249,405
BGI Institutional Money Market Fund(c)		1,662,700	1,662,700
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,247,025	1,247,025
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	581,945	581,945
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	415,675	415,675
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	1,529,683	1,529,683
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	415,675	415,675
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	831,349	831,349
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	831,349	831,349
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	415,675	415,675
Dreyfus Cash Management Plus Money Market Fund(c)		465,556	465,556

7

Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	$1,247,025	$1,247,025
Federal Home Loan Bank 5.181%	04/13/2007	249,405	249,405
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	498,809	498,809
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	997,620	997,620
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	498,809	498,809
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	831,349	831,349
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	831,349	831,349
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		169,503	169,503
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	665,080	665,080
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	997,620	997,620
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	831,349	831,349
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	831,349	831,349
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	831,349	831,349
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	748,215	748,215
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	166,269	166,269
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,441,674	2,441,674
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	665,080	665,080
Reserve Primary Money Market Fund(c)		748,215	748,215
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,577,992	1,577,992
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	249,405	249,405
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	332,540	332,540
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	665,080	665,080
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	997,620	997,620

8

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	$581,945	$581,945
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	581,945	581,945
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	166,269	166,269
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,247,025	1,247,025
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	498,809	498,809
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	415,675	415,675
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	332,540	332,540
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,501,269	1,501,269
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,080,755	1,080,755
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	947,739	947,739
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	997,620	997,620
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	997,620	997,620
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	831,349	831,349
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	831,349	831,349
			48,107,134
Repurchase Agreement — 2.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		4,324,476	4,324,476
TOTAL SHORT-TERM INVESTMENTS (Cost $52,431,610)			52,431,610
TOTAL INVESTMENTS — 130.7% (Cost $190,927,556)(f)			$207,297,415
Other Assets/(Liabilities) — (30.7%)			(48,710,980)
NET ASSETS — 100.0%			$158,586,435

9

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $4,325,756. Collateralized by a U.S. Government Agency Obligation with a rate of 8.625%, maturity date of 1/25/2015, and an aggregate market value, including accrued interest, of $4,540,700.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Emerging Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Advertising — 0.7%
aQuantive, Inc.(a)	12,300	$343,293
Marchex, Inc. Cl. B(b)	27,200	416,704
		759,997
Air Transportation — 1.5%
Copa Holdings SA Cl. A	29,400	1,513,806
Apparel, Textiles & Shoes — 10.1%
Coach, Inc.(a)	27,200	1,361,360
Crocs, Inc.(a) (b)	65,400	3,090,150
Deckers Outdoor Corp.(a)	21,700	1,541,134
Guess?, Inc.	29,100	1,178,259
The Gymboree Corp.(a)	10,700	428,749
Hanesbrands, Inc.(a)	36,500	1,072,735
Under Armour, Inc. Cl. A(a) (b)	21,700	1,113,210
Volcom, Inc.(a) (b)	16,200	556,632
		10,342,229
Automotive & Parts — 2.1%
Force Protection, Inc.(a) (b)	53,600	1,005,536
Spartan Motors, Inc.	48,000	1,114,080
		2,119,616
Banking, Savings & Loans — 2.1%
Dollar Financial Corp.(a)	24,000	607,200
Euronet Worldwide, Inc.(a) (b)	15,800	424,388
Midwest Banc Holdings, Inc.(b)	19,000	336,490
Signature Bank(a)	16,600	540,164
Sterling Financial Corp.	9,100	283,829
		2,192,071
Building Materials & Construction — 0.5%
Conceptus, Inc.(a)	25,100	502,000
Chemicals — 3.3%
Albemarle Corp.	41,400	1,711,476
CF Industries Holdings, Inc.(b)	27,600	1,063,980
Terra Industries, Inc.(a)	35,500	621,250
		3,396,706
Commercial Services — 9.1%
The Advisory Board Co.(a)	10,400	526,448
Akamai Technologies, Inc.(a) (b)	15,300	763,776
AMN Healthcare Services, Inc.(a)	25,100	567,762
Clean Harbors, Inc.(a)	13,900	628,558

1

FTI Consulting, Inc.(a)	36,500	$1,226,035
Huron Consulting Group, Inc.(a)	32,100	1,952,964
Keryx Biopharmaceuticals(a)	34,300	360,836
Portfolio Recovery Associates, Inc.(a) (b)	14,300	638,495
TeleTech Holdings, Inc.(a)	71,700	2,630,673
		9,295,547
Communications — 5.4%
Allot Communications Ltd.(a) (b)	46,691	427,222
Aruba Networks, Inc.(a)	6,800	99,756
BigBand Networks, Inc.(a) (b)	6,900	124,269
C-COR, Inc.(a)	64,800	898,128
Polycom, Inc.(a)	68,700	2,289,771
Powerwave Technologies, Inc.(a) (b)	102,200	581,518
Symmetricom, Inc.(a)	46,400	385,120
Syntax-Brillian Corp.(a) (b)	90,900	763,560
		5,569,344
Computer Integrated Systems Design — 1.9%
Blue Coat Systems, Inc.(a)	28,000	1,028,440
Vasco Data Security International, Inc.(a)	53,300	952,471
		1,980,911
Computers & Information — 3.6%
Cray, Inc.(a)	24,700	340,613
Isilon Systems, Inc.(a)	24,700	399,399
Navisite, Inc.(a)	59,700	358,797
Sigma Designs, Inc.(a) (b)	76,200	2,001,012
VeriFone Holdings, Inc.(a)	16,600	609,718
		3,709,539
Consumer Services — 0.9%
Icon PLC Sponsored ADR (United Kingdom)(a)	21,600	920,160
Cosmetics & Personal Care — 0.9%
Chattem, Inc.(a)	8,100	477,414
Physicians Formula Holdings, Inc.(a)	22,800	430,464
		907,878
Electrical Equipment & Electronics — 7.1%
Ceradyne, Inc.(a) (b)	16,400	897,736
ESCO Technologies, Inc.(a)	12,800	573,696
Hexcel Corp.(a)	17,600	349,360
Jinpan International Ltd.(b)	32,300	504,849
Lincoln Electric Holdings, Inc.	15,000	893,400
Microsemi Corp.(a)	32,400	674,244
Silicon Motion Technology Corp. ADR (Taiwan)(a)	59,000	1,328,680
SiRF Technology Holdings, Inc.(a) (b)	15,700	435,832
Tessera Technologies, Inc.(a) (b)	13,600	540,464
Trident Microsystems, Inc.(a)	24,600	493,476
Varian Semiconductor Equipment Associates, Inc.(a)	10,900	581,842
		7,273,579

2

Energy — 1.5%
Basic Energy Services, Inc.(a)	5,200	$121,160
Cal Dive International, Inc.(a)	42,100	514,041
CARBO Ceramics, Inc.	10,400	484,120
W-H Energy Services, Inc.(a)	10,000	467,400
		1,586,721
Entertainment & Leisure — 1.7%
Life Time Fitness, Inc.(a) (b)	12,700	652,907
Macrovision Corp.(a)	23,200	581,160
WMS Industries, Inc.(a)	12,700	498,348
		1,732,415
Environmental Controls — 0.6%
Input/Output, Inc.(a) (b)	44,600	614,588
Financial Services — 3.5%
First Cash Financial Services, Inc.(a)	40,600	904,568
Optionable, Inc.(a) (b)	206,000	1,221,580
RAIT Financial Trust	22,900	639,826
SWS Group, Inc.	32,500	806,325
		3,572,299
Forest Products & Paper — 2.6%
Greif, Inc. Cl. A	2,800	311,108
Rock-Tenn Co. Cl. A	70,400	2,337,280
		2,648,388
Healthcare — 0.3%
Immunomedics, Inc.(a) (b)	64,600	295,868
Heavy Machinery — 0.4%
Basin Water, Inc.(a) (b)	54,700	375,789
Home Construction, Furnishings & Appliances — 0.6%
Williams Scotsman International, Inc.(a)	29,900	587,834
Information Retrieval Services — 3.5%
CDC Corp. Cl. A(a) (b)	159,000	1,437,360
Digital River, Inc.(a)	24,100	1,331,525
Perficient, Inc.(a)	43,500	860,430
		3,629,315
Insurance — 3.4%
Amerisafe, Inc.(a)	35,682	672,606
Delphi Financial Group, Inc. Cl. A	19,000	764,370
United Fire & Casualty Co.	13,700	481,281
WellCare Health Plans, Inc.(a)	18,000	1,534,500
		3,452,757
Lodging — 1.1%
Vail Resorts, Inc.(a) (b)	21,300	1,157,229
Medical Supplies — 2.2%
Align Technology, Inc.(a) (b)	31,200	494,832
Home Diagnostics, Inc.(a)	23,400	252,720

3

Micrus Endovascular Corp.(a)	21,100	$503,024
Zoll Medical Corp.(a)	37,600	1,002,040
		2,252,616
Metals & Mining — 5.0%
Brush Engineered Materials, Inc.(a)	22,400	1,085,728
Dynamic Materials Corp.(a)	30,600	1,001,232
Haynes International, Inc.(a)	6,700	488,631
NCI Building Systems, Inc.(a)	12,400	591,976
Trina Solar Ltd. Sponsored ADR (China)(a) (b)	43,500	1,917,480
		5,085,047
Pharmaceuticals — 5.6%
Acadia Pharmaceuticals, Inc.(a) (b)	12,400	186,248
Digene Corp.(a)	9,700	411,377
Martek Biosciences Corp.(a)	500	10,310
Medarex, Inc.(a) (b)	34,300	443,842
Nastech Pharmaceutical Co., Inc.(a) (b)	6,400	69,056
NBTY, Inc.(a)	13,400	710,736
Omrix Biopharmaceuticals, Inc.(a)	55,500	2,123,985
PDL BioPharma, Inc.(a)	30,400	659,680
Penwest Pharmaceuticals Co.(a) (b)	32,000	322,560
United Therapeutics Corp.(a) (b)	14,600	785,188
		5,722,982
Prepackaged Software — 2.2%
Emageon, Inc.(a)	37,400	411,400
Informatica Corp.(a)	39,800	534,514
Interwoven, Inc.(a)	80,500	1,360,450
		2,306,364
Restaurants — 1.6%
BJ’s Restaurants, Inc.(a) (b)	25,400	536,702
Chipotle Mexican Grill, Inc. Cl. A(a) (b)	11,700	726,570
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	16,100	431,641
		1,694,913
Retail — 6.4%
The Bon-Ton Stores, Inc.	19,150	1,076,996
Hibbett Sports, Inc.(a)	29,100	831,969
NutriSystem, Inc.(a) (b)	12,100	634,161
Priceline.com, Inc.(a) (b)	58,000	3,089,080
Shutterfly, Inc.(a) (b)	37,400	599,896
Zumiez, Inc.(a)	8,500	341,020
		6,573,122
Telephone Utilities — 3.7%
Golden Telecom, Inc.	41,500	2,298,270
Partner Communications Ltd. ADR (Israel)(b)	76,500	1,132,200
Switch & Data Facilities Co., Inc.(a) (b)	20,800	376,896
		3,807,366

4

Transportation — 2.2%
Diana Shipping, Inc.(b)	46,300	$815,343
DryShips, Inc.(b)	41,900	944,007
Knight Transportation, Inc.(b)	28,600	509,652
		2,269,002
TOTAL EQUITIES (Cost $88,887,006)		99,847,998

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 33.4%
Cash Equivalents — 30.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$810,356	$810,356
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	216,095	216,095
American Beacon Money Market Fund(c)		908,396	908,396
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	540,238	540,238
Bank of America 5.270%	05/07/2007	540,237	540,237
Bank of America 5.270%	05/08/2007	540,237	540,237
Bank of America 5.310%	05/17/2007	162,070	162,070
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	432,189	432,189
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	324,142	324,142
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	216,094	216,094
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	216,094	216,094
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	108,047	108,047
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	540,238	540,238
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	108,048	108,048
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	108,048	108,048
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	216,095	216,095
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	270,119	270,119

5

Barclays Eurodollar Time Deposit 5.315%	04/23/2007	$486,214	$486,214
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	162,071	162,071
BGI Institutional Money Market Fund(c)		1,080,475	1,080,475
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	810,356	810,356
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	378,166	378,166
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	270,119	270,119
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	994,037	994,037
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	270,119	270,119
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	540,238	540,238
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	540,238	540,238
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	270,119	270,119
Dreyfus Cash Management Plus Money Market Fund(c)		302,533	302,533
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	810,356	810,356
Federal Home Loan Bank 5.181%	04/13/2007	162,071	162,071
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	324,143	324,143
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	648,285	648,285
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	324,143	324,143
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	540,238	540,238
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	540,238	540,238
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		110,149	110,149
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	432,190	432,190
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	648,285	648,285
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	540,238	540,238

6

Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	$540,238	$540,238
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	540,238	540,238
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	486,214	486,214
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	108,048	108,048
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,586,678	1,586,678
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	432,190	432,190
Reserve Primary Money Market Fund(c)		486,214	486,214
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,025,430	1,025,430
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	162,071	162,071
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	216,095	216,095
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	432,190	432,190
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	648,285	648,285
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	378,166	378,166
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	378,166	378,166
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	108,048	108,048
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	810,356	810,356
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	324,143	324,143
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	270,119	270,119
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	216,095	216,095
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	975,572	975,572
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	702,309	702,309
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	615,871	615,871
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	648,285	648,285

7

UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	$648,285	$648,285
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	540,238	540,238
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	540,238	540,238
			31,261,546
Repurchase Agreement — 2.9%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		2,944,799	2,944,799
TOTAL SHORT-TERM INVESTMENTS (Cost $34,206,345)			34,206,345
TOTAL INVESTMENTS — 130.7% (Cost $123,093,351)(f)			$134,054,343
Other Assets/(Liabilities) — (30.7%)			(31,488,656)
NET ASSETS — 100.0%			$102,565,687

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,945,670. Collateralized by a U.S. Government Agency Obligation with a rate of 8.125% maturity date of 3/25/2027 and an aggregate market value, including accrued interest, $3,092,038.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Diversified International Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.1%
COMMON STOCK — 97.1%
Aerospace & Defense — 2.1%
BAE Systems PLC	126,900	$1,144,867
European Aeronautic Defense and Space Co.	39,950	1,238,482
		2,383,349
Air Transportation — 1.2%
Air France	11,900	541,248
Deutsche Lufthansa	32,700	885,875
		1,427,123
Automotive & Parts — 9.1%
Aisin Seiki Co., Ltd.	19,400	672,639
Compagnie Generale des Etablissements Michelin Cl. B	10,600	1,168,860
DaimlerChrysler AG	5,000	407,853
Honda Motor Co. Ltd.	34,700	1,208,467
Hyundai Mobis	8,290	711,092
Hyundai Motor Co.	5,000	350,934
Isuzu Motors Ltd.	148,000	732,062
Nissan Motor Co. Ltd.	90,900	971,164
Renault SA(a)	17,800	2,078,555
Toyota Motor Corp.	33,800	2,160,493
		10,462,119
Banking — 2.9%
Barclays PLC	127,700	1,807,218
Nordea AB	35,700	568,310
Unibanco-Uniao de Banco Brasileiros SA Sponsored GDR	11,200	979,552
		3,355,080
Banking, Savings & Loans — 13.7%
Banco Do Brasil SA	20,400	667,554
BNP Paribas SA	17,400	1,815,878
Canadian Imperial Bank of Commerce	12,000	1,042,831
Centrica PLC	22,100	167,574
Credit Agricole SA	33,360	1,299,938
Credit Suisse Group	23,700	1,697,629
Fortis	34,800	1,588,479
HBOS PLC	81,760	1,680,018
National Australia Bank	7,500	244,540
Royal Bank of Canada	19,300	962,573
Royal Bank of Scotland Group PLC	50,700	1,974,277
Salam Ltd.	323,400	884,106
Sumitomo Mitsui Financial Group, Inc.	195	1,765,711
		15,791,108

1

Beverages — 0.4%
Carlsberg AS Cl. B	4,600	$498,248
Building Materials & Construction — 0.6%
Italcementi SpA	24,100	720,434
Chemicals — 4.4%
BASF AG	13,700	1,538,760
Dainippon Ink & Chemical, Inc.	113,000	445,694
Methanex Corp.	23,200	517,769
Mitsubishi Chemical Holdings Corp.	136,500	1,153,872
Xstrata PLC	27,460	1,397,939
		5,054,034
Commercial Services — 1.1%
Koninklijke BAM Groep NV	11,800	278,783
Mitsui & Co. Ltd.	53,000	975,038
		1,253,821
Communications — 2.9%
Deutsche Telekom AG	51,500	849,398
Nokia Oyj	21,600	494,113
Oki Electric Industry Co. Ltd.(b)	102,000	195,112
Vodafone Group PLC	689,400	1,832,897
		3,371,520
Computers & Information — 1.9%
Buhrmann NV	26,500	356,347
Canon, Inc.	7,300	390,853
Hon Hai Precision Industry Co. Ltd.	101,000	676,262
Seiko Epson Corp.	25,600	754,221
		2,177,683
Electric Utilities — 5.1%
British Energy Group PLC(b)	71,300	678,829
E.ON AG	11,800	1,600,892
Kyushu Electric Power Co., Inc.	27,200	770,910
Public Power Corp.	16,840	410,125
RWE AG	13,940	1,468,533
Tokyo Electric Power Co.	27,900	948,320
		5,877,609
Electrical Equipment — 0.8%
Toshiba Corp.(a)	146,000	966,615
Electrical Equipment & Electronics — 5.2%
Alps Electric Co. Ltd.	21,300	248,673
Au Optronics Corp.	502,000	717,336
Samsung Electronics Co. Ltd.	1,330	794,915
Samsung Electronics Co. Ltd.	1,800	845,665
Sharp Corp.	60,000	1,151,651
Siliconware Precision Industries Co.	523,000	974,464
Taiwan Semiconductor Manufacturing Co. Ltd.	323,000	661,327
United Microelectronics Corp.	1,063,000	609,893
		6,003,924

2

Electronics — 0.4%
LG Electronics, Inc.	6,130	$417,774
Energy — 11.8%
BP PLC	77,300	831,564
China Petroleum & Chemical	1,146,000	968,156
Cosmo Oil Company Ltd.	59,000	245,188
EnCana Corp.	23,800	1,205,586
ENI SpA	56,500	1,828,363
Mol Hungarian Oil and Gas Nyrt.	5,000	571,947
Nippon Mining Holdings, Inc.	101,500	866,508
Omv AG	6,500	408,984
Petroleo Brasileiro S.A.	64,800	1,467,062
PTT Public Co. Ltd.	120,800	717,795
Repsol YPF SA	34,400	1,152,843
Royal Dutch Shell PLC	34,600	1,147,527
Total SA (France)	31,800	2,215,511
		13,627,034
Financial Services — 8.4%
Greene King PLC	21,500	465,368
ING Groep NV	51,400	2,167,849
JFE Holdings, Inc.	31,100	1,835,093
Macquarie Airports	157,897	508,450
Macquarie Infrastructure Group	160,110	494,830
ORIX Corp.	6,390	1,658,552
Shinhan Financial Group Co. Ltd.	10,180	583,334
Societe Generale Cl. A	9,400	1,622,783
Standard Bank Group Ltd.	23,900	348,815
		9,685,074
Food Retailers — 1.1%
J Sainsbury PLC	113,200	1,219,354
Forest Products & Paper — 0.5%
Rengo Co Ltd.	35,000	198,478
Stora Enso OYJ Cl. R	20,400	351,272
		549,750
Home Construction, Furnishings & Appliances — 0.7%
Electrolux AB Cl. B	29,800	753,599
Insurance — 5.7%
Allianz AG	8,934	1,824,928
Aviva PLC	77,900	1,144,092
Fondiaria-Sai SpA	21,000	962,100
ING Canada, Inc.	5,100	229,011
Muenchener Rueckversicherungs AG	11,800	1,991,454
QBE Insurance Group Ltd.	15,800	401,790
		6,553,375
Manufacturing — 0.2%
Bombardier, Inc. Cl. B(b)	56,500	228,372

3

Media — 0.1%
Wolters Kluwer NV	5,300	$158,684
Metals — 0.6%
POSCO	1,600	667,034
Metals & Mining — 5.8%
Arcelor Mittal	25,200	1,331,867
China Steel Corp.	678,000	763,683
Gerdau Ameristeel Corp.	48,300	573,115
Gerdau SA ADR	44,900	814,037
Ipsco Inc.	1,200	157,741
Nippon Steel Corp.	60,000	420,756
Teck Cominco Ltd. Cl. B	14,100	984,395
Voestalpine AG	13,400	970,954
Zinifex Ltd.	52,600	668,719
		6,685,267
Miscellaneous — 0.4%
Marstons PLC	54,300	470,574
Pharmaceuticals — 2.9%
AstraZeneca PLC	24,600	1,315,626
GlaxoSmithKline PLC	11,100	304,680
Sanofi-Aventis	20,100	1,745,117
		3,365,423
Restaurants — 0.3%
Punch Taverns PLC	14,200	347,737
Retail — 1.5%
Home Retail Group	86,500	750,602
Mitsubishi Corp.	43,300	1,001,721
		1,752,323
Retail - Grocery — 0.3%
Coles Myer Ltd.	27,100	355,490
Telecommunications — 1.2%
Nippon Telegraph & Telephone Corp.	252	1,328,166
Telephone Utilities — 1.5%
China Netcom Group Corp. Hk Ltd.	383,500	1,001,461
Philippine Long Distance Telephone Co.	13,500	704,571
		1,706,032
Tobacco — 1.1%
Japan Tobacco, Inc.	265	1,292,818
Transportation — 1.2%
Mitsui OSK Lines Ltd.	97,000	1,063,948
Neptune Orient Lines Ltd.	142,000	303,204
		1,367,152
TOTAL EQUITIES (Cost $109,022,273)		111,873,699

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.7%
Cash Equivalents — 2.3%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$69,050	$69,050
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	18,413	18,413
American Beacon Money Market Fund(c)		77,403	77,403
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	46,033	46,033
Bank of America 5.270%	05/07/2007	46,033	46,033
Bank of America 5.270%	05/08/2007	46,033	46,033
Bank of America 5.310%	05/17/2007	13,810	13,810
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	36,826	36,826
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	27,620	27,620
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	18,413	18,413
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	18,413	18,413
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	9,207	9,207
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	46,033	46,033
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	9,207	9,207
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	9,207	9,207
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	18,413	18,413
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	23,017	23,017
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	41,430	41,430
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	13,810	13,810
BGI Institutional Money Market Fund(c)		92,066	92,066
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	69,050	69,050
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	32,223	32,223
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	23,017	23,017

5

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$84,701	$84,701
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	23,012	23,012
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	46,033	46,033
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	46,033	46,033
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	23,017	23,017
Dreyfus Cash Management Plus Money Market Fund(c)		25,779	25,779
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	69,050	69,050
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	13,810	13,810
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	27,620	27,620
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	55,240	55,240
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	27,620	27,620
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	46,033	46,033
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	46,033	46,033
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		9,386	9,386
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	36,826	36,826
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	55,240	55,240
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	46,033	46,033
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	46,033	46,033
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	46,033	46,033
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	41,430	41,430
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	9,207	9,207
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	135,199	135,199

6

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$36,826	$36,826
Reserve Primary Money Market Fund(c)		41,430	41,430
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	87,376	87,376
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	13,810	13,810
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	18,413	18,413
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	36,826	36,826
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	55,240	55,240
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	32,223	32,223
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	32,223	32,223
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	9,207	9,207
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	69,050	69,050
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	27,620	27,620
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	23,017	23,017
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	18,413	18,413
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	83,127	83,127
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	59,843	59,843
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	52,478	52,478
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	55,240	55,240
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	55,240	55,240
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	46,033	46,033
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	46,033	46,033
			2,663,763

7

Repurchase Agreement — 1.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$1,641,432	$1,641,432
TOTAL SHORT-TERM INVESTMENTS (Cost $4,305,195)		4,305,195
TOTAL INVESTMENTS — 100.8% (Cost $113,327,468)(f)		$116,178,894
Other Assets/(Liabilities) — (0.8%)		(940,903)
NET ASSETS — 100.0%		$115,237,991

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,641,918. Collateralized by a U.S. Government Obligation with a rate of 8.875%, maturity date of 4/25/2016, and an aggregate market value, including accrued interest, of $1,723,504.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Overseas Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.1%
COMMON STOCK — 97.1%
Advertising — 2.0%
Publicis Groupe	279,500	$13,494,123
WPP Group PLC	806,390	12,182,561
		25,676,684
Apparel, Textiles & Shoes — 0.7%
Giordano International Ltd.	8,813,000	4,274,657
Next PLC	119,810	5,286,850
		9,561,507
Automotive & Parts — 6.8%
Bayerische Motoren Werke AG	478,530	28,110,352
Bridgestone Corp.	227,100	4,536,254
Continental AG	40,367	5,192,820
DaimlerChrysler AG(a)	331,000	26,999,847
Honda Motor Co. Ltd.	269,500	9,385,647
Toyota Motor Corp.	225,500	14,413,943
		88,638,863
Banking, Savings & Loans — 14.7%
Aeon Credit Service Co. Ltd	231,400	3,881,820
Australia & New Zealand Banking Group Ltd.	220,300	5,290,447
Banco Bilbao Vizcaya Argentaria SA	181,790	4,451,738
Banco Bilbao Vizcaya Argentaria SA (FRA)	65,923	1,622,546
Bangkok Bank PCL	803,590	2,591,989
Bank Central Asia Tbk PT	5,132,500	2,868,848
Bank of Ireland (Ireland)	442,300	9,534,126
BNP Paribas SA	132,900	13,869,552
Chinatrust Financial Holding Co.	21,365,366	16,676,156
Credit Agricole SA	332,474	12,955,503
Credit Suisse Group	325,200	23,294,048
Erste Bank der oesterreichischen Sparkassen AG	80,253	6,217,955
HSBC Holdings PLC	1,681,600	29,332,195
Intesa Sanpaolo(a)	676,014	5,123,613
Julius Baer Holding AG	73,038	9,950,022
Komercni Banka AS	23,300	4,036,133
Kookmin Bank	94,000	8,466,231
Lloyds TSB Group PLC	1,569,800	17,247,666
Shinsei Bank Ltd.	1,060,000	5,067,408
Shizuoka Bank Ltd. (The)	266,000	2,813,245
United Overseas Bank Ltd.	450,000	6,227,943
		191,519,184

1

Beverages — 4.0%
Diageo PLC	1,645,417	$33,215,046
Lotte Chilsung Beverage Co. Ltd.	5,830	7,428,935
Pernod-Ricard SA	60,458	12,241,637
		52,885,618
Broadcasting, Publishing & Printing — 7.1%
British Sky Broadcasting Group PLC	2,147,000	23,681,365
Gestevision Telecinco SA(a)	536,000	15,464,015
Grupo Televisa SA Sponsored ADR (Mexico)	174,500	5,200,100
Johnston Press PLC	1,412,000	12,899,354
Societe Television Francaise 1(a)	256,400	8,572,596
Trinity Mirror PLC	1,169,000	12,213,075
Vivendi SA	380,820	15,448,281
		93,478,786
Building Materials & Construction — 0.5%
Legrand SA	192,360	6,350,860
Chemicals — 4.0%
Air Liquide SA	71,466	17,328,824
Akzo Nobel, Inc.	70,500	5,338,044
Bayer AG	208,980	13,339,299
Givaudan SA Registered	17,050	15,699,417
		51,705,584
Commercial Services — 2.1%
Adecco SA	304,300	19,324,352
Smiths Group PLC	433,490	8,705,170
		28,029,522
Communications — 2.3%
SK Telecom Co. Ltd	98,430	20,254,977
SK Telecom Co. Ltd. ADR (South Korea)(a)	72,500	1,697,950
Telefonaktiebolaget LM Ericsson Cl. B(a)	1,156,920	4,273,035
Vodafone Group PLC	1,238,600	3,293,046
		29,519,008
Computer Related Services — 0.4%
Meitec Corp.(a)	148,700	4,769,930
Computers & Information — 1.0%
Canon, Inc.	234,750	12,568,879
Cosmetics & Personal Care — 2.5%
L’Oreal SA	51,880	5,635,266
Reckitt Benckiser PLC	378,198	19,619,748
Uni-Charm Corp.	115,300	7,252,879
		32,507,893
Diversified Financial — 0.7%
Nomura Holdings, Inc.	420,400	8,698,956
Electric Utilities — 1.2%
E.ON AG	120,280	16,318,249

2

Electrical Equipment & Electronics — 6.4%
Fanuc Ltd.	66,900	$6,168,642
Hirose Electric Co. Ltd.	25,400	3,032,822
Koninklijke Philips Electronics NV(a)	335,000	12,785,496
Omron Corp.	356,700	9,563,244
Ricoh Co. Ltd.	454,000	10,128,569
Samsung Electronics Co. Ltd.	40,956	24,478,606
Schneider Electric SA(a)	140,434	17,804,572
		83,961,951
Electronics — 1.6%
Rohm Co. Ltd.	236,798	21,482,904
Energy — 3.1%
BG Group PLC	455,848	6,525,871
BHP Billiton PLC	248,160	5,520,894
Gaz De France(a)	118,680	5,502,085
Royal Dutch Shell Plc Class A Shs	281,360	9,304,151
Total SA (France)	196,890	13,717,359
		40,570,360
Entertainment & Leisure — 1.5%
Ladbrokes PLC	886,444	6,999,752
William Hill PLC	1,018,076	12,709,505
		19,709,257
Financial Services — 7.4%
Daiwa Securities Group, Inc.	1,295,020	15,454,099
Nikko Cordial Corp.(a)	1,371,900	19,426,622
Schroders PLC	703,100	17,523,193
UBS AG Registered	753,818	44,736,683
		97,140,597
Foods — 6.2%
Cadbury Schweppes PLC	1,089,000	13,937,365
Compass Group PLC	2,598,500	17,327,871
Nestle SA	106,527	41,266,397
Tesco PLC	946,577	8,245,792
		80,777,425
Household Products — 1.5%
Henkel KGaA	26,400	3,530,396
Kao Corp.	558,000	16,255,250
		19,785,646
Industrial Services — 0.6%
Asahi Glass Co. Ltd.(a)	537,000	7,483,168
Insurance — 4.2%
Assicurazioni Generali SpA	68,820	2,921,250
AXA SA	370,877	15,765,005
Hannover Rueckversicherungs AG(a) (b)	289,300	12,859,490
QBE Insurance Group Ltd.	191,062	4,858,656

3

Swiss Reinsurance	141,559	$12,854,100
Willis Group Holdings Ltd.	158,000	6,253,640
		55,512,141
Medical Supplies — 0.3%
Orbotech Ltd.(b)	39,100	861,373
Synthes, Inc.	27,963	3,443,408
		4,304,781
Miscellaneous — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	154,446	17,104,097
Oil & Gas — 0.3%
Tokyo Gas Co. Ltd.	784,000	4,332,751
Pharmaceuticals — 8.4%
Actelion Ltd.(b)	15,530	3,609,975
GlaxoSmithKline PLC	1,484,830	40,756,573
Novartis AG(a) (c)	402,200	21,891,711
Roche Holding AG	122,002	21,535,365
Sanofi-Aventis	159,103	13,813,603
Takeda Pharmaceutical Co. Ltd.	131,300	8,557,463
		110,164,690
Retail — 2.2%
Li & Fung Ltd.	1,642,800	5,185,814
Signet Group PLC	7,322,200	17,936,958
The Swatch Group AG Cl. B	20,500	5,409,819
		28,532,591
Telecommunications — 0.3%
NTT DoCoMo, Inc.	1,870	3,433,141
Telephone Utilities — 0.5%
Singapore Telecommunications Ltd.	2,964,500	6,408,173
Toys, Games — 0.3%
Nintendo Co. Ltd.	14,400	4,168,536
Transportation — 1.0%
Canadian National Railway Co.	109,900	4,850,986
TPG NV	166,140	7,629,327
		12,480,313
TOTAL EQUITIES (Cost $1,029,753,917)		1,269,582,045

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 10.8%
Cash Equivalents — 8.7%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$2,936,022	$2,936,022
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	782,938	782,938

4

American Beacon Money Market Fund(d)		$3,291,232	$3,291,232
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,957,348	1,957,348
Bank of America 5.270%	05/07/2007	1,957,348	1,957,348
Bank of America 5.270%	05/08/2007	1,957,348	1,957,348
Bank of America 5.310%	05/17/2007	587,204	587,204
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	1,565,879	1,565,879
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	1,174,409	1,174,409
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	782,939	782,939
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	782,939	782,939
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	391,470	391,470
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,957,348	1,957,348
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	391,470	391,470
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	391,470	391,470
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	782,939	782,939
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	978,674	978,674
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	1,761,613	1,761,613
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	587,204	587,204
BGI Institutional Money Market Fund(d)		3,914,697	3,914,697
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	2,936,022	2,936,022
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	1,370,143	1,370,143
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	978,674	978,674
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	3,601,521	3,601,521
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	978,674	978,674
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,957,348	1,957,348
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,957,348	1,957,348

5

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$978,674	$978,674
Dreyfus Cash Management Plus Money Market Fund(d)		1,096,115	1,096,115
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	2,936,022	2,936,022
Federal Home Loan Bank 5.181%	04/13/2007	587,204	587,204
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	1,174,409	1,174,409
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	2,348,818	2,348,818
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	1,174,409	1,174,409
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,957,348	1,957,348
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,957,348	1,957,348
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		399,083	399,083
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,565,879	1,565,879
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	2,348,818	2,348,818
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,957,348	1,957,348
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,957,348	1,957,348
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,957,348	1,957,348
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	1,761,613	1,761,613
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	391,470	391,470
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	5,748,732	5,748,732
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	1,565,879	1,565,879
Reserve Primary Money Market Fund(d)		1,761,613	1,761,613
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	3,715,260	3,715,260
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	587,204	587,204
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	782,939	782,939
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	1,565,879	1,565,879

6

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$2,348,818	$2,348,818
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	1,370,143	1,370,143
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	1,370,143	1,370,143
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	391,470	391,470
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	2,936,022	2,936,022
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	1,174,409	1,174,409
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	978,674	978,674
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	782,939	782,939
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	3,534,619	3,534,619
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	2,544,552	2,544,552
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	2,231,377	2,231,377
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	2,348,818	2,348,818
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	2,348,818	2,348,818
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,957,348	1,957,348
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,957,348	1,957,348
			113,264,479
Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		27,033,474	27,033,474
TOTAL SHORT-TERM INVESTMENTS (Cost $140,297,953)			140,297,953
TOTAL INVESTMENTS — 107.9% (Cost $1,170,051,870)(g)			$1,409,879,998
Other Assets/(Liabilities) — (7.9%)			(102,764,525)
NET ASSETS — 100.0%			$1,307,115,473

7

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $27,041,472. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 7/15/2036, and an aggregate market value, including accrued interest, of $28,385,148.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Capital Appreciation Fund, Class S	113,717	$1,316,847
MassMutual Premier Core Bond Fund, Class S	4,735,146	51,092,228
MassMutual Premier Diversified Bond Fund, Class S	3,841,111	40,907,836
MassMutual Premier Enhanced Index Growth Fund, Class S	202,562	1,920,289
MassMutual Premier Enhanced Index Value Fund, Class S	623,505	8,454,730
MassMutual Premier Inflation Protected Bond Fund, Class S	5,373,235	54,001,011
MassMutual Premier International Equity Fund, Class S	212,499	3,540,231
MassMutual Premier Main Street Small Cap Fund, Class S(a)	373,180	4,175,884
MassMutual Premier Money Market Fund, Class S(a)	14,225,069	14,225,069
MassMutual Premier Short-Duration Bond Fund, Class S	4,216,420	42,796,660
MassMutual Premier Strategic Income Fund, Class S	991,990	10,336,531
MassMutual Premier Value Fund, Class S	20,197	386,564
MassMutual Select Aggressive Growth Fund, Class S(a)	466,408	2,994,338
MassMutual Select Blue Chip Growth Fund, Class S	220,189	2,186,479
MassMutual Select Diversified International Fund, Class S(a)	346,176	3,555,231
MassMutual Select Diversified Value Fund, Class S	225,027	2,972,613
MassMutual Select Emerging Growth Fund, Class S(a)	110,547	720,767
MassMutual Select Focused Value Fund, Class S	309,952	5,854,989
MassMutual Select Fundamental Value Fund, Class S	320,312	4,032,727
MassMutual Select Growth Equity Fund, Class S(a)	1,038,297	8,638,630
MassMutual Select Large Cap Value Fund, Class S	104,295	1,350,622
MassMutual Select Mid Cap Growth Equity Fund, Class S(a)	107,932	1,205,602
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	117,796	1,763,404
MassMutual Select Mid-Cap Value Fund, Class S(a)	251,015	2,964,487
MassMutual Select Overseas Fund, Class S(a)	566,537	7,648,243
MassMutual Select Small Cap Core Equity Fund, Class S(a)	167,303	1,746,641
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	42,468	730,869
MassMutual Select Small Cap Value Equity Fund, Class S(a)	132,634	1,472,232
MassMutual Select Small Company Growth Fund, Class S(a)	124,588	1,366,733
MassMutual Select Small Company Value Fund, Class S	91,570	1,458,718
		285,817,205
TOTAL MUTUAL FUNDS (Cost $288,002,308)		285,817,205
TOTAL INVESTMENTS — 100.0%(b)		$285,817,205
Other Assets/(Liabilities) — 0.0%		(113,832)
NET ASSETS — 100.0%		$285,703,373

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.1%
Financial Services
MassMutual Premier Capital Appreciation Fund, Class S	104,549	$1,210,678
MassMutual Premier Core Bond Fund, Class S	2,926,874	31,580,974
MassMutual Premier Diversified Bond Fund, Class S	2,350,542	25,033,275
MassMutual Premier Enhanced Index Growth Fund, Class S	557,173	5,282,004
MassMutual Premier Enhanced Index Value Fund, Class S	865,525	11,736,513
MassMutual Premier Inflation Protected Bond Fund, Class S	2,941,134	29,558,396
MassMutual Premier International Equity Fund, Class S	193,217	3,218,987
MassMutual Premier Main Street Small Cap Fund, Class S(a)	256,339	2,868,436
MassMutual Premier Money Market Fund, Class S(a)	9,773,866	9,773,866
MassMutual Premier Short-Duration Bond Fund, Class S	2,124,063	21,559,241
MassMutual Premier Strategic Income Fund, Class S	568,571	5,924,514
MassMutual Premier Value Fund, Class S	21,050	402,903
MassMutual Select Aggressive Growth Fund, Class S(a)	428,330	2,749,876
MassMutual Select Blue Chip Growth Fund, Class S	202,395	2,009,787
MassMutual Select Diversified International Fund, Class S(a)	353,559	3,631,049
MassMutual Select Diversified Value Fund, Class S	154,062	2,035,153
MassMutual Select Emerging Growth Fund, Class S(a)	75,946	495,166
MassMutual Select Focused Value Fund, Class S	212,929	4,022,226
MassMutual Select Fundamental Value Fund, Class S	282,301	3,554,165
MassMutual Select Growth Equity Fund, Class S(a)	996,361	8,289,724
MassMutual Select Large Cap Value Fund, Class S	149,264	1,932,966
MassMutual Select Mid Cap Growth Equity Fund, Class S(a)	146,496	1,636,364
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	160,524	2,403,047
MassMutual Select Mid-Cap Value Fund, Class S(a)	344,862	4,072,823
MassMutual Select Overseas Fund, Class S(a)	539,743	7,286,525
MassMutual Select Small Cap Core Equity Fund, Class S(a)	114,946	1,200,038
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	29,177	502,133
MassMutual Select Small Cap Value Equity Fund, Class S(a)	91,124	1,011,471
MassMutual Select Small Company Growth Fund, Class S(a)	91,053	998,847
MassMutual Select Small Company Value Fund, Class S	62,914	1,002,226
		196,983,373
TOTAL MUTUAL FUNDS (Cost $196,978,819)		196,983,373
TOTAL INVESTMENTS — 100.1%(b)		$196,983,373
Other Assets/(Liabilities) — (0.1%)		(103,719)
NET ASSETS — 100.0%		$196,879,654

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Capital Appreciation Fund, Class S	569,030	$6,589,363
MassMutual Premier Core Bond Fund, Class S	7,122,463	76,851,378
MassMutual Premier Diversified Bond Fund, Class S	5,787,889	61,641,020
MassMutual Premier Enhanced Index Growth Fund, Class S	2,539,160	24,071,235
MassMutual Premier Enhanced Index Value Fund, Class S	2,698,617	36,593,249
MassMutual Premier Inflation Protected Bond Fund, Class S	8,037,797	80,779,862
MassMutual Premier International Equity Fund, Class S	1,002,702	16,705,021
MassMutual Premier Main Street Small Cap Fund, Class S(a)	1,620,968	18,138,634
MassMutual Premier Short-Duration Bond Fund, Class S	3,655,247	37,100,757
MassMutual Premier Strategic Income Fund, Class S	1,494,601	15,573,746
MassMutual Premier Value Fund, Class S	152,562	2,920,038
MassMutual Select Aggressive Growth Fund, Class S(a)	2,886,086	18,528,673
MassMutual Select Blue Chip Growth Fund, Class S	1,228,863	12,202,612
MassMutual Select Diversified International Fund, Class S(a)	1,612,841	16,563,877
MassMutual Select Diversified Value Fund, Class S	1,081,101	14,281,350
MassMutual Select Emerging Growth Fund, Class S(a)	239,259	1,559,969
MassMutual Select Focused Value Fund, Class S	664,238	12,547,454
MassMutual Select Fundamental Value Fund, Class S	2,004,676	25,238,872
MassMutual Select Growth Equity Fund, Class S(a)	3,088,802	25,698,833
MassMutual Select Large Cap Value Fund, Class S	1,066,692	13,813,656
MassMutual Select Mid Cap Growth Equity Fund, Class S(a)	923,139	10,311,468
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	1,011,445	15,141,338
MassMutual Select Mid-Cap Value Fund, Class S(a)	2,167,800	25,601,714
MassMutual Select Overseas Fund, Class S(a)	2,713,415	36,631,103
MassMutual Select Small Cap Core Equity Fund, Class S(a)	730,227	7,623,574
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	91,920	1,581,944
MassMutual Select Small Cap Value Equity Fund, Class S(a)	287,082	3,186,613
MassMutual Select Small Company Growth Fund, Class S(a)	292,545	3,209,223
MassMutual Select Small Company Value Fund, Class S	198,202	3,157,353
		623,843,929
TOTAL MUTUAL FUNDS (Cost $616,751,237)		623,843,929
TOTAL INVESTMENTS — 100.0%(b)		$623,843,929
Other Assets/(Liabilities) — 0.0%		(247,111)
NET ASSETS — 100.0%		$623,596,818

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Capital Appreciation Fund, Class S	680,649	$7,881,920
MassMutual Premier Core Bond Fund, Class S	1,879,865	20,283,745
MassMutual Premier Diversified Bond Fund, Class S	1,902,748	20,264,266
MassMutual Premier Enhanced Index Growth Fund, Class S	2,290,945	21,718,155
MassMutual Premier Enhanced Index Value Fund, Class S	1,704,720	23,116,008
MassMutual Premier Inflation Protected Bond Fund, Class S	3,698,520	37,170,129
MassMutual Premier International Equity Fund, Class S	1,138,802	18,972,438
MassMutual Premier Main Street Small Cap Fund, Class S(a)	1,518,351	16,990,347
MassMutual Premier Short-Duration Bond Fund, Class S	452,297	4,590,819
MassMutual Premier Strategic Income Fund, Class S	980,745	10,219,358
MassMutual Premier Value Fund, Class S	207,467	3,970,910
MassMutual Select Aggressive Growth Fund, Class S(a)	4,403,374	28,269,662
MassMutual Select Blue Chip Growth Fund, Class S	1,410,345	14,004,722
MassMutual Select Diversified International Fund, Class S(a)	1,782,957	18,310,965
MassMutual Select Diversified Value Fund, Class S	1,501,862	19,839,592
MassMutual Select Emerging Growth Fund, Class S(a)	2,574,883	16,788,237
MassMutual Select Focused Value Fund, Class S	492,305	9,299,638
MassMutual Select Fundamental Value Fund, Class S	2,836,491	35,711,427
MassMutual Select Growth Equity Fund, Class S(a)	3,603,327	29,979,677
MassMutual Select Large Cap Value Fund, Class S	1,498,196	19,401,642
MassMutual Select Mid Cap Growth Equity Fund, Class S(a)	177,953	1,987,738
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	884,600	13,242,458
MassMutual Select Mid-Cap Value Fund, Class S(a)	1,622,528	19,162,050
MassMutual Select Overseas Fund, Class S(a)	2,863,688	38,659,787
MassMutual Select Small Cap Core Equity Fund, Class S(a)	256,701	2,679,954
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	47,741	821,615
MassMutual Select Small Cap Value Equity Fund, Class S(a)	427,622	4,746,607
MassMutual Select Small Company Growth Fund, Class S(a)	110,824	1,215,739
MassMutual Select Small Company Value Fund, Class S	512,677	8,166,952
		467,466,557
TOTAL MUTUAL FUNDS (Cost $454,053,344)		467,466,557
TOTAL INVESTMENTS — 100.0%(b)		$467,466,557
Other Assets/(Liabilities) — 0.0%		(196,663)
NET ASSETS — 100.0%		$467,269,894

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Capital Appreciation Fund, Class S	546,854	$6,332,574
MassMutual Premier Core Bond Fund, Class S	145,617	1,571,204
MassMutual Premier Diversified Bond Fund, Class S	145,026	1,544,526
MassMutual Premier Enhanced Index Growth Fund, Class S	1,627,254	15,426,364
MassMutual Premier Enhanced Index Value Fund, Class S	1,136,039	15,404,684
MassMutual Premier Inflation Protected Bond Fund, Class S	244,902	2,461,270
MassMutual Premier International Equity Fund, Class S	763,168	12,714,385
MassMutual Premier Main Street Small Cap Fund, Class S(a)	829,093	9,277,550
MassMutual Premier Strategic Income Fund, Class S	200,964	2,094,044
MassMutual Premier Value Fund, Class S	153,442	2,936,888
MassMutual Select Aggressive Growth Fund, Class S(a)	3,002,100	19,273,484
MassMutual Select Blue Chip Growth Fund, Class S	907,957	9,016,015
MassMutual Select Diversified International Fund, Class S(a)	1,179,519	12,113,664
MassMutual Select Diversified Value Fund, Class S	1,083,235	14,309,541
MassMutual Select Emerging Growth Fund, Class S(a)	1,644,260	10,720,578
MassMutual Select Focused Value Fund, Class S	273,130	5,159,420
MassMutual Select Fundamental Value Fund, Class S	2,042,856	25,719,556
MassMutual Select Growth Equity Fund, Class S(a)	2,326,459	19,356,141
MassMutual Select Large Cap Value Fund, Class S	1,074,243	13,911,447
MassMutual Select Mid Cap Growth Equity Fund, Class S(a)	124,623	1,392,042
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	499,292	7,474,399
MassMutual Select Mid-Cap Value Fund, Class S(a)	1,126,989	13,309,740
MassMutual Select Overseas Fund, Class S(a)	1,880,330	25,384,452
MassMutual Select Small Cap Core Equity Fund, Class S(a)	154,839	1,616,516
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	37,899	652,240
MassMutual Select Small Cap Value Equity Fund, Class S(a)	358,233	3,976,381
MassMutual Select Small Company Growth Fund, Class S(a)	94,739	1,039,287
MassMutual Select Small Company Value Fund, Class S	400,164	6,374,608
		260,563,000
TOTAL MUTUAL FUNDS (Cost $251,867,324)		260,563,000
TOTAL INVESTMENTS — 100.0%(b)		$260,563,000
Other Assets/(Liabilities) — 0.0%		(113,136)
NET ASSETS — 100.0%		$260,449,864

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Small Cap Core Equity Fund (“Small Cap Core Equity Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

The Core Opportunities Fund, Small Cap Value Equity Fund and Small Cap Core Equity Fund commenced operations on March 31, 2006.

The Mid-Cap Value Fund commenced operations on August 29, 2006. The Diversified International Fund commenced operations on December 14, 2006.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The

1

preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of

2

business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2007, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$7,906,591	$8,135,616
Strategic Balanced Fund	20,726,988	21,567,990
Diversified Value Fund	39,847,750	41,125,875
Fundamental Value Fund	52,636,829	54,575,686
Value Equity Fund	3,403,169	3,533,939
Large Cap Value Fund	92,397,949	95,535,229
Indexed Equity Fund	107,174,812	111,032,527
Core Opportunities Fund	4,889,228	5,077,150
Blue Chip Growth Fund	29,519,576	30,311,328
Large Cap Growth Fund	4,674,144	4,795,125
Growth Equity Fund	27,250,775	28,087,528
Aggressive Growth Fund	59,397,543	61,087,762
OTC 100 Fund	6,007,347	6,261,837
Focused Value Fund	61,438,708	63,915,883
Mid-Cap Value Fund	26,245,085	27,276,491
Small Cap Value Equity Fund	16,324,658	17,042,074
Small Company Value Fund	161,295,936	167,094,446
Small Cap Core Equity Fund	6,885,528	7,150,596
Mid Cap Growth Equity Fund	30,227,855	31,470,079
Mid Cap Growth Equity II Fund	169,760,658	175,995,420
Small Cap Growth Equity Fund	206,671,996	214,716,253
Small Company Growth Fund	46,029,678	48,107,134
Emerging Growth Fund	29,781,789	31,261,546
Diversified International Fund	2,511,259	2,663,763
Overseas Fund	106,260,261	113,264,479

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At March 31, 2007, the Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund and Emerging Growth Fund had securities on loan with pending sales with a value of $413,150, $1,009,596, $48,994 and $1,087,360 respectively.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the

3

benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

4

A summary of open forward foreign currency contracts for the Strategic Bond Fund, Strategic Balanced Fund, Diversified International Fund and Overseas Fund at March 31, 2007, is as follows:

					Unrealized
	Contracts to	Units of	In Exchange for	Contracts at	Appreciation
Settlement Date	Deliver/Receive	Currency	U.S. Dollars	Value	(Depreciation)
Strategic Bond Fund
BUYS
05/09/07	Canadian Dollar	307,386	$260,939	$266,959	$6,020
SELLS
05/09/07	Canadian Dollar	307,386	260,933	266,959	$(6,026)
05/09/07	Euro	712,885	928,910	954,715	(25,805)
					$(31,831)
Strategic Balanced Fund
SELLS
05/09/07	Canadian Dollar	453,253	384,755	394,119	$(9,364)
05/09/07	Euro	322,810	421,015	432,280	(11,265)
					$(20,629)
BUYS
05/09/07	Canadian Dollar	306,575	259,884	266,577	$6,693
					$6,693
Diversified International Fund
BUYS
06/15/07	Australian Dollar	17,174,000	13,379,025	13,843,370	$464,345
06/15/07	British Pound	6,553,000	12,672,782	12,848,653	175,871
06/15/07	Japanese Yen	148,559,000	1,278,389	1,270,065	(8,324)
06/15/07	New Zealand Dollar	8,031,000	5,499,725	5,713,804	214,079
					$845,971
SELLS
06/15/07	Canadian Dollar	4,899,000	4,169,541	4,255,589	$(86,048)
06/15/07	Swiss Franc	1,400,000	1,155,116	1,153,882	1,234
06/15/07	Euro	8,156,000	10,751,950	10,887,993	(136,043)
06/15/07	Japanese Yen	1,417,005,000	12,263,105	12,114,299	148,806
06/15/07	Swedish Krona	6,765,000	972,332	968,052	4,280
					$(67,771)
Overseas Fund
SELLS
07/05/07	Japanese Yen	10,480,000	20,522,460	20,614,854	$(92,394)
07/18/07	Japanese Yen	10,130,000	19,851,761	19,923,167	(71,406)
07/25/07	Japanese Yen	9,850,000	19,554,220	19,370,795	183,425
					$19,625

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Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities, for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Strategic Bond Fund under these forward commitments at March 31, 2007 is as follows:

		Aggregate			Unrealized
	Expiration of	Face Value of		Market	Appreciation
Forward Commitment Contracts to Buy	Contracts	Contracts	Cost	Value	(Depreciation)
Strategic Bond Fund
FNMA TBA
5.5% 4/01/2037	Apr-07	14000000	13,883,516	13,850,157	(33,359)
6.0% 4/01/2037	Apr-07	13,000,000	13,106,641	13,095,469	(11,172)
					$(44,531)

Financial Futures Contracts

The Funds may purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

6

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, Growth Equity Fund, OTC 100 Fund, Small Cap Value Equity Fund, Small Cap Core Equity Fund and Diversified International Fund at March 31, 2007 is as follows:

			Notional	Net Unrealized
		Expiration	Contract	Appreciation
Number of Contracts	Type	Date	Value	(Depreciation)
Strategic Bond Fund
BUYS
9	90 Day Euro	3/17/08	2,143,688	$(833)
86	90 Day Euro	9/17/07	20,408,875	(5,105)
33	Euro 3MOption	9/17/07	87,909	(7,283)
696	U.S. Treasury Note 5 Year	7/5/07	73,634,625	106,317
7	3 Month GBP LIBOR	9/19/07	17	(54)
11	90 Day GBP LIBOR	9/19/07	2,536,999	1,945
19	Euro Bond Future	6/10/07	2,908,535	(3,924)
247	U.S. Long Bond	6/29/07	27,478,750	(417,837)
				$(326,774)
SELLS
9	90 Day Euro	6/18/07	2,131,538	3,243
2	U.S. Treasury Note 2 Year	7/5/07	409,781	490
139	U.S. Treasury Note 10 Year	6/30/07	15,029,375	16,230
				$19,963
Strategic Balanced Fund
BUYS
3	90 Day Euro	3/17/08	$714,562	$(302)
11	90 Day Euro	9/17/07	2,610,437	(243)
13	Euro 3MOption	9/17/07	34,631	(3,091)
123	U.S. Treasury Note 5 Year	7/5/07	13,013,016	28,072
2	3 Month GBP LIBOR	9/19/07	5	(15)
4	90 Day GBP LIBOR	9/19/07	922,545	669
6	Euro Bond Future	6/10/07	918,485	(1,239)
66	U.S. Long Bond	6/29/07	7,342,500	(120,119)
				$(96,268)
SELLS
3	90 Day Euro	6/18/07	710,512	1,085
48	U.S. Treasury Note 10 Year	6/30/07	5,190,000	9,127
				$10,212
Indexed Equity Fund
BUYS
107	S&P 500 Index	6/17/07	38,284,900	$694,810
Growth Equity Fund
BUYS
10	S&P 500 Index	6/17/07	3,578,000	$75,960

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OTC 100 Fund
BUYS
9	Nasdaq 100	6/15/07	322,335	$3,651
Small Cap Value Equity Fund
BUYS
31	Russell Mini	6/15/07	2,504,800	$43,220
Small Cap Core Equity Fund
BUYS
5	Russell Mini	6/15/07	404,000	$1,120
Diversified International Fund
BUYS
20	DJ Euro Stock	6/30/07	1,094,861	$27,846

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of March 31, 2007.

8

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

9

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at March 31, 2007, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value
$55,000	6/18/2007	Call—IMM Euro Future	$3,190	$963
45,000	6/18/2007	Put—IMM Euro Future	3,172	3,263
60,000	9/17/2007	Call—IM Euro Future	7,680	4,350
5,000	9/17/2007	Call—IMM Euro Future	465	675
132,500	9/17/2007	Put—90 Day Euro Future	8,685	8,281
214,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	86,789	36,781
18,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	5,113	1,406
80,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	28,522	31,250
104,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	44,324	82,875
11,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	7,414	15,469
29,000	5/25/2007	Put—10 Year U.S. Treasury Note Future	12,324	906
24,000	5/25/2007	Put—10 Year U.S. Treasury Note Future	6,177	7,125
78,000	5/25/2007	Call—U.S. Treasury Bond Future	47,829	12,188
53,000	5/25/2007	Call—U.S. Treasury Bond Future	41,110	25,672
14,000	5/25/2007	Call—U.S. Treasury Bond Future	7,805	11,375
69,000	5/25/2007	Call—U.S. Treasury Bond Future	35,061	19,406
21,000	5/25/2007	Call—U.S. Treasury Bond Future	11,957	1,969
28,000	5/25/2007	Put—U.S. Treasury Bond Future	20,422	9,625
16,000	5/25/2007	Put—U.S. Treasury Bond Future	6,014	9,750
24,000	5/25/2007	Put—U.S. Treasury Bond Future	13,896	24,375
			$397,949	$307,704

Strategic Balanced Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value
$17,500	6/18/2007	Call—IMM Euro Future	$1,015	$306
15,000	6/18/2007	Put—IMM Euro Future	1,057	1,088
17,500	9/17/2007	Call—IM Euro Future	2,228	1,269
2,500	9/17/2007	Call—IMM Euro Future	233	338
42,500	9/17/2007	Put—90 Day Euro Future	2,790	2,656
70,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	28,228	12,031
6,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	1,704	469
29,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	10,496	11,328
41,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	17,389	32,672
4,000	5/25/2007	Call—10 Year U.S. Treasury Note Future	2,699	5,625
11,000	5/25/2007	Put—10 Year U.S. Treasury Note Future	4,664	344
7,000	5/25/2007	Put—10 Year U.S. Treasury Note Future	1,793	2,078
25,000	5/25/2007	Call—U.S. Treasury Bond Future	15,672	3,906
24,000	5/25/2007	Call—U.S. Treasury Bond Future	16,880	11,625
8,000	5/25/2007	Call—U.S. Treasury Bond Future	4,444	6,500
26,000	5/25/2007	Call—U.S. Treasury Bond Future	12,870	7,312
7,000	5/25/2007	Call—U.S. Treasury Bond Future	3,934	656
12,000	5/25/2007	Put—U.S. Treasury Bond Future	8,752	4,125
4,000	5/25/2007	Put—U.S. Treasury Bond Future	1,511	2,438
7,000	5/25/2007	Put—U.S. Treasury Bond Future	4,121	7,109
			$142,480	$113,875

10

Transactions in options written for the Strategic Bond Fund and the Strategic Balanced Fund during the period ended March 31, 2007 were as follows:

Strategic Bond Fund

	Number of Contracts	Premium Received
Options outstanding at December 31, 2006	787	$399,050
Options written	1146	488,908
Options terminated in closing purchase transactions	(1031)	(490,009)
Options outstanding at March 31, 2007	902	$397,949

Strategic Balanced Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2006	290	$147,863
Options written	398	171,935
Options terminated in closing purchase transactions	(369)	(177,318)
Options outstanding at March 31, 2007	319	$142,480

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed

11

upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor, or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Fund may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

12

A summary of open swap agreements for the Strategic Balanced Fund at March 31, 2007, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
100,000 USD	03/20/15	Agreement with Deutsche Bank AG dated 2/01/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Note.	$(17,781)
100,000 USD	03/20/10	Agreement with Deutsche Bank AG dated 2/3/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company Debt Obligation.	1,469
45,000 USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	2,425
45,000 USD	09/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	2,731
45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust Series 2005-1, Class M9.	3,683
45,000 USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	4,954
45,000 USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	2,902
45,000 USD	06/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	2,351
45,000 USD	06/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	3,460

13

45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per default event of ACE Securities Corp., Series 2005-HE1, Class M8.	$2,788
45,000 USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	2,632
45,000 USD	01/25/36	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	4,818
45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	3,789
45,000 USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	2,731
45,000 USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	3,630
45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	4,507
45,000 USD	12/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	2,637
45,000 USD	12/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	3,663
45,000 USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	3,632
45,000 USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	3,234

14

45,000 USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	$6,352
45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	3,731
45,000 USD	04/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	1,939
45,000 USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	4,588
45,000 USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	3,218
45,000 USD	04/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	2,788
45,000 USD	10/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	3,956
45,000 USD	10/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	1,930
45,000 USD	09/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	2,152
45,000 USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	3,623

15

45,000 USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	$2,169
45,000 USD	01/25/36	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	3,787
114,545 USD	12/20/09	Agreement with Goldman Sachs dated 7/09/04 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	8,349
100,000 USD	06/20/10	Agreement with Goldman Sachs dated 5/04/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company Note.	5,245
400,000 USD	12/20/09	Agreement with Deutsche Bank AG dated 11/02/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt	1,607
60,000 USD	09/20/10	Agreement with Deutsche Bank AG dated 7/28/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company.	2,634
Interest Rate Swaps
4,170,000 USD	01/10/08	Agreement with Deutsche Bank AG dated 1/10/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(50,517)
2,510,000 USD	06/17/10	Agreement with Deutsche Bank AG dated 6/17/05 to receive the notional amount multiplied by 4.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(47,595)
			$4,211

16

Foreign Securities

The Diversified International Fund and the Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.   Federal Income Tax Information

At March 31, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$285,849,408	$1,302,679	$(1,081,818)	$220,861
Strategic Balanced Fund	238,654,654	24,253,854	(2,295,676)	21,958,178
Diversified Value Fund	566,737,126	99,152,830	(6,647,357)	92,505,473
Fundamental Value Fund	1,068,629,583	234,374,008	(4,414,019)	229,959,989
Value Equity Fund	97,169,385	7,476,077	(1,265,039)	6,211,038
Large Cap Value Fund	1,168,192,431	419,718,591	(10,952,473)	408,766,118
Indexed Equity Fund	1,976,544,614	574,000,759	(149,932,707)	424,068,052
Core Opportunities Fund	45,957,441	1,260,279	(656,628)	603,651
Blue Chip Growth Fund	428,989,916	50,488,873	(9,369,106)	41,119,767
Large Cap Growth Fund	43,656,432	4,121,328	(561,993)	3,559,335
Growth Equity Fund	609,773,143	37,890,767	(12,254,724)	25,636,043
Aggressive Growth Fund	524,987,659	86,453,753	(13,454,007)	72,999,746
OTC 100 Fund	45,350,235	9,581,094	(2,795,069)	6,786,025
Focused Value Fund	866,918,369	177,949,487	(16,908,586)	161,040,901
Mid-Cap Value Fund	182,094,561	6,658,148	(2,826,183)	3,831,965
Small Cap Value Equity Fund	104,042,308	5,907,739	(2,742,938)	3,164,801
Small Company Value Fund	839,151,675	153,657,232	(29,795,678)	123,861,554
Small Cap Core Equity Fund	49,042,523	2,611,962	(1,519,683)	1,092,279
Mid Cap Growth Equity Fund	175,118,651	23,529,745	(1,344,520)	22,185,225
Mid Cap Growth Equity II Fund	1,187,691,310	283,162,880	(32,122,809)	251,040,071
Small Cap Growth Equity Fund	750,347,437	136,625,116	(17,674,809)	118,950,307
Small Company Growth Fund	190,927,556	23,879,499	(7,509,640)	16,369,859
Emerging Growth Fund	123,093,351	13,660,472	(2,699,480)	10,960,992
Diversified International Fund	113,327,468	5,465,862	(2,614,436)	2,851,426
Overseas Fund	1,170,051,870	251,285,762	(11,457,634)	239,828,128
Destination Retirement Income Fund	288,002,308	2,148,269	(4,333,372)	(2,185,103)
Destination Retirement 2010 Fund	196,978,819	1,794,050	(1,789,496)	4,554
Destination Retirement 2020 Fund	616,751,237	12,763,183	(5,670,491)	7,092,692
Destination Retirement 2030 Fund	454,053,344	15,578,970	(2,165,757)	13,413,213
Destination Retirement 2040 Fund	251,867,324	9,403,622	(707,946)	8,695,676

17

4.                 Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2007, is as follows:

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	$41,937	$3,081,385	$141,555	$2,994,338	$—	$—
Blue Chip Growth Fund, Class S	54,370	2,123,255	24,791	2,186,479	—	—
Capital Appreciation Fund, Class S*	34,102	1,269,478	14,875	1,316,847	—	—
Core Bond Fund, Class S*	50,557,393	2,383,375	2,646,637	51,092,228	—	—
Diversified Bond Fund, Class S*	42,736,493	1,906,700	4,394,596	40,907,836	—	—
Diversified International Fund, Class S	124,016	3,387,733	56,311	3,555,231	—	—
Diversified Value Fund, Class S	186,943	2,757,239	33,055	2,972,613	—	—
Emerging Growth Fund, Class S	713,449	43,866	44,734	720,767	—	—
Enhanced Index Growth Fund, Class S*	938,886	1,000,346	34,811	1,920,289	—	—
Enhanced Index Value Fund, Class S*	444,405	7,973,784	99,165	8,454,730	—	—
Focused Value Fund, Class S	5,679,171	350,457	269,629	5,854,989	39	—
Fundamental Value Fund, Class S	3,964,061	213,110	219,212	4,032,727	42	—
Growth Equity Fund, Class S	15,770,224	—	7,152,205	8,638,630	22	—
Inflation-Protected Bond Fund, Class S*	52,781,308	2,811,931	2,701,643	54,001,011	—	—
International Equity Fund, Class S*	124,150	3,331,891	57,162	3,540,231	—	—
Large Cap Value Fund, Class S	12,270,259	17,867	10,812,942	1,350,622	43	—
Main Street Small Cap Fund, Class S*	3,927,961	272,519	188,740	4,175,884	—	—
Mid Cap Growth Equity Fund, Class S	1,119,717	83,922	53,926	1,205,602	—	—
Mid Cap Growth Equity II Fund, Class S	1,682,384	106,581	80,889	1,763,404	—	—
Mid-Cap Value Fund, Class S	2,826,702	174,867	134,815	2,964,487	13	—
Money Market Fund, Class S*	14,136,687	772,116	742,089	14,225,069	—	—
Overseas Fund, Class S	14,188,387	221,953	7,049,652	7,648,243	181	—
Short-Duration Bond Fund, Class S*	42,306,043	1,986,146	2,124,206	42,796,660	—	—
Small Cap Core Equity Fund, Class S	1,698,923	112,401	80,889	1,746,641	—	—
Small Cap Growth Equity Fund, Class S	704,408	38,363	35,693	730,869	—	—
Small Cap Value Equity Fund, Class S	1,416,279	98,780	67,407	1,472,232	—	—
Small Company Growth Fund, Class S	1,304,137	94,993	67,407	1,366,733	—	—
Small Company Value Fund, Class S	1,404,486	90,235	67,407	1,458,718	—	—
Strategic Income Fund, Class S*	7,868,327	2,723,183	513,139	10,336,531	—	—
Value Fund, Class S*	19,096	354,689	3,996	386,564	—	—
Totals	$281,024,704	$39,783,165	$39,913,578	$285,817,205	$340	$—

18

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	$42,409	$2,759,039	$60,248	$2,749,876	$—	$—
Blue Chip Growth Fund, Class S	58,425	1,939,034	14,111	2,009,787	—	—
Capital Appreciation Fund, Class S*	43,593	1,151,290	8,467	1,210,678	—	—
Core Bond Fund, Class S*	28,725,271	3,245,875	872,806	31,580,974	—	—
Diversified Bond Fund, Class S*	23,589,673	2,564,642	1,511,685	25,033,275	—	—
Diversified International Fund, Class S	88,508	3,514,987	70,180	3,631,049	—	—
Diversified Value Fund, Class S	72,690	1,938,552	14,112	2,035,153	—	—
Emerging Growth Fund, Class S	451,744	56,656	17,832	495,166	—	—
Enhanced Index Growth Fund, Class S*	2,173,381	3,069,393	—	5,282,004	—	—
Enhanced Index Value Fund, Class S*	5,802,078	6,080,790	258,204	11,736,513	—	—
Focused Value Fund, Class S	3,595,807	452,240	86,068	4,022,226	25	—
Fundamental Value Fund, Class S	5,007,772	382,891	1,883,551	3,554,165	53	—
Growth Equity Fund, Class S	15,448,604	—	7,179,674	8,289,724	22	—
Inflation-Protected Bond Fund, Class S*	26,351,680	3,333,994	728,815	29,558,396	—	—
International Equity Fund, Class S*	88,646	3,038,090	23,990	3,218,987	—	—
Large Cap Value Fund, Class S	7,017,866	23,485	5,047,831	1,932,966	25	—
Main Street Small Cap Fund, Class S*	2,479,432	341,641	60,248	2,868,436	—	—
Mid Cap Growth Equity Fund, Class S	1,420,526	177,499	34,427	1,636,364	—	—
Mid Cap Growth Equity II Fund, Class S	2,104,421	279,051	51,641	2,403,047	—	—
Mid-Cap Value Fund, Class S	3,584,424	444,613	86,068	4,072,823	16	—
Money Market Fund, Class S*	8,940,430	1,074,588	281,042	9,773,866	—	—
Overseas Fund, Class S	12,580,028	84,546	5,658,805	7,286,525	160	—
Short-Duration Bond Fund, Class S*	19,620,867	2,203,989	574,829	21,559,241	—	—
Small Cap Core Equity Fund, Class S	1,072,333	144,220	25,820	1,200,038	—	—
Small Cap Growth Equity Fund, Class S	445,992	52,588	12,080	502,133	—	—
Small Cap Value Equity Fund, Class S	898,542	118,515	21,517	1,011,471	—	—
Small Company Growth Fund, Class S	737,090	255,394	21,517	998,847	—	—
Small Company Value Fund, Class S	891,037	113,895	23,213	1,002,226	—	—
Strategic Income Fund, Class S*	4,566,363	1,370,773	157,339	5,924,514	—	—
Value Fund, Class S*	4,745	391,064	11,570	402,903	—	—
Totals	$177,904,377	$40,603,334	$24,797,690	$196,983,373	$301	$—

19

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	$36,546,634	$96,821	$18,933,562	$18,528,673	$—	$—
Blue Chip Growth Fund, Class S	558,357	11,504,576	20,964	12,202,612	—	—
Capital Appreciation Fund, Class S*	356,555	6,105,576	—	6,589,363	—	—
Core Bond Fund, Class S*	73,785,571	3,650,579	1,791,211	76,851,378	—	—
Diversified Bond Fund, Class S*	60,151,563	2,920,463	2,415,073	61,641,020	—	—
Diversified International Fund, Class S	524,732	15,583,864	28,301	16,563,877	—	—
Diversified Value Fund, Class S	423,111	13,623,201	23,584	14,281,350	—	—
Emerging Growth Fund, Class S	1,500,859	89,196	45,734	1,559,969	—	—
Enhanced Index Growth Fund, Class S*	2,268,543	22,019,594	369,526	24,071,235	—	—
Enhanced Index Value Fund, Class S*	18,927,990	17,834,561	520,299	36,593,249	—	—
Focused Value Fund, Class S	11,836,478	691,133	173,433	12,547,454	82	—
Fundamental Value Fund, Class S	33,186,946	1,294,897	9,613,563	25,238,872	353	—
Growth Equity Fund, Class S	43,145,158	—	17,542,295	25,698,833	60	—
Inflation-Protected Bond Fund, Class S*	75,871,733	4,718,695	1,490,867	80,779,862	—	—
International Equity Fund, Class S*	12,000,876	4,166,979	28,301	16,705,021	—	—
Large Cap Value Fund, Class S	36,596,326	77,802	22,618,046	13,813,656	130	—
Main Street Small Cap Fund, Class S*	16,551,884	1,132,982	242,806	18,138,634	—	—
Mid Cap Growth Equity Fund, Class S	8,734,543	1,248,904	138,746	10,311,468	36	—
Mid Cap Growth Equity II Fund, Class S	14,022,341	865,513	208,120	15,141,338	90	—
Mid-Cap Value Fund, Class S	23,755,783	1,362,478	346,866	25,601,714	108	—
Overseas Fund, Class S	52,936,022	193,641	18,061,735	36,631,103	676	—
Short-Duration Bond Fund, Class S*	35,554,538	1,752,278	749,822	37,100,757	—	—
Small Cap Core Equity Fund, Class S	7,137,626	526,924	104,060	7,623,574	—	—
Small Cap Growth Equity Fund, Class S	1,481,756	76,467	26,631	1,581,944	—	—
Small Cap Value Equity Fund, Class S	2,979,312	199,680	43,358	3,186,613	—	—
Small Company Growth Fund, Class S	2,977,782	193,291	43,358	3,209,223	15	—
Small Company Value Fund, Class S	2,954,424	181,023	44,146	3,157,353	28	—
Strategic Income Fund, Class S*	13,776,905	1,721,254	311,301	15,573,746	—	—
Value Fund, Class S*	178,981	2,641,028	4,717	2,920,038	—	—
Totals	$590,723,329	$116,473,400	$95,940,425	$623,843,929	$1,578	$—

20

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	$42,234,220	$291,668	$15,258,327	$28,269,662	$—	$—
Blue Chip Growth Fund, Class S	1,158,853	12,842,572	73,429	14,004,722	—	—
Capital Appreciation Fund, Class S*	729,889	7,025,880	—	7,881,920	—	—
Core Bond Fund, Class S*	19,236,064	1,212,406	481,795	20,283,745	—	—
Diversified Bond Fund, Class S*	21,578,742	1,212,406	2,858,915	20,264,266	—	—
Diversified International Fund, Class S	562,401	17,227,376	7,176	18,310,965	—	—
Diversified Value Fund, Class S	851,600	18,691,602	7,625	19,839,592	—	—
Emerging Growth Fund, Class S	19,828,545	—	3,267,551	16,788,237	—	—
Enhanced Index Growth Fund, Class S*	2,987,535	18,563,014	—	21,718,155	—	—
Enhanced Index Value Fund, Class S*	17,155,715	6,063,766	256,187	23,116,008	—	—
Focused Value Fund, Class S	8,697,065	564,035	102,892	9,299,638	60	—
Fundamental Value Fund, Class S	40,490,196	2,214,052	7,566,186	35,711,427	430	—
Growth Equity Fund, Class S	46,570,456	—	16,739,150	29,979,677	65	—
Inflation-Protected Bond Fund, Class S*	34,369,827	2,674,331	643,885	37,170,129	—	—
International Equity Fund, Class S*	13,784,435	5,036,243	487,219	18,972,438	—	—
Large Cap Value Fund, Class S	37,782,629	208,334	18,441,015	19,401,642	135	—
Main Street Small Cap Fund, Class S*	15,253,602	1,263,952	173,051	16,990,347	—	—
Mid Cap Growth Equity Fund, Class S	456,028	1,687,284	208,646	1,987,738	—	—
Mid Cap Growth Equity II Fund, Class S	12,911,970	882,008	952,235	13,242,458	83	—
Mid-Cap Value Fund, Class S	17,536,356	1,212,472	204,949	19,162,050	80	—
Overseas Fund, Class S	55,759,632	392,158	19,139,476	38,659,787	714	—
Short Duration Bond Fund, Class S*	4,374,550	275,547	126,582	4,590,819	—	—
Small Cap Core Equity Fund, Class S	203,330	2,454,111	67,107	2,679,954	—	—
Small Cap Growth Equity Fund, Class S	57,034	808,897	—	821,615	—	—
Small Cap Value Equity Fund, Class S	171,870	4,504,327	51,237	4,746,607	—	—
Small Company Growth Fund, Class S	157,667	1,141,671	114,202	1,215,739	—	—
Small Company Value Fund, Class S	13,353,769	207,066	5,501,594	8,166,952	127	—
Strategic Income Fund, Class S*	7,152,360	3,034,784	223,149	10,219,358	—	—
Value Fund, Class S*	92,656	3,756,781	64,209	3,970,910	—	—
Totals	$435,498,996	$115,448,743	$93,017,789	$467,466,557	$1,694	$—

21

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	$27,178,392	$176,946	$8,733,401	$19,273,484	$—	$—
Blue Chip Growth Fund, Class S	893,742	8,142,115	45,569	9,016,015	—	—
Capital Appreciation Fund, Class S*	497,611	5,733,813	—	6,332,574	—	—
Core Bond Fund, Class S*	1,474,911	103,426	31,699	1,571,204	—	—
Diversified Bond Fund, Class S*	1,475,419	103,426	58,862	1,544,526	—	—
Diversified International Fund, Class S	447,400	11,341,172	14,338	12,113,664	—	—
Diversified Value Fund, Class S	771,377	13,358,133	16,778	14,309,541	—	—
Emerging Growth Fund, Class S	13,012,975	—	2,440,316	10,720,578	—	—
Enhanced Index Growth Fund, Class S*	5,390,003	10,135,359	230,543	15,426,364	—	—
Enhanced Index Value Fund, Class S*	13,684,190	1,854,734	205,994	15,404,685	—	—
Focused Value Fund, Class S	4,794,073	357,179	68,665	5,159,420	33	—
Fundamental Value Fund, Class S	27,430,569	1,728,076	3,859,851	25,719,556	290	—
Growth Equity Fund, Class S	29,542,422	—	10,279,965	19,356,141	41	—
Inflation-Protected Bond Fund, Class S*	2,379,022	172,377	143,271	2,461,270	—	—
International Equity Fund, Class S*	10,029,918	3,784,830	1,519,840	12,714,385	—	—
Large Cap Value Fund, Class S	25,951,783	132,409	12,090,878	13,911,447	92	—
Main Street Small Cap Fund, Class S*	8,438,484	706,440	216,578	9,277,550	—	—
Mid Cap Growth Equity Fund, Class S	346,311	1,074,547	64,450	1,392,042	—	—
Mid Cap Growth Equity II Fund, Class S	7,118,806	540,600	408,179	7,474,399	45	—
Mid-Cap Value Fund, Clas S	12,158,315	896,280	171,661	13,309,740	56	—
Overseas Fund, Class S	35,624,109	231,114	11,553,506	25,384,452	456	—
Small Cap Core Equity Fund, Class S	147,712	1,458,324	16,045	1,616,515	—	—
Small Cap Growth Equity Fund, Class S	87,753	564,989	—	652,240	—	—
Small Cap Value Equity Fund, Class S	166,726	3,760,464	51,498	3,976,381	—	—
Small Company Growth Fund, Class S	147,972	922,658	53,737	1,039,287	—	—
Small Company Value Fund, Class S	10,289,593	135,137	4,137,366	6,374,608	98	—
Strategic Income Fund, Class S*	1,961,334	137,901	57,065	2,094,044	—	—
Value Fund, Class S*	78,534	2,767,782	45,718	2,936,888	—	—
Totals	$241,519,456	$70,320,231	$56,515,773	$260,563,000	$1,111	—

*                     MassMutual Premier Funds

22

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds
By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	5/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	5/23/07
By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/23/07